UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: January 31

Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders.

(a)	The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Report
January 31, 2024

AEW Global Focused Real Estate Fund

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission (SEC) has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports. Beginning in July 2024, Funds will be required by the SEC to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that is currently being provided. If you would like to receive shareholder reports and other communications from the Funds electronically, instead of by mail, you may make that request at www.icsdelivery.com/natixisfunds. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

AEW Global Focused Real Estate Fund

Managers
An Chen, CFA®*
Peter Ho*
Robert Oosterkamp
Milton Low, CFA®**
Gina Szymanski, CFA®
AEW Capital Management, L.P.

Symbols
Class A	NRFAX
Class C	NRCFX
Class N	NRFNX
Class Y	NRFYX

*	Effective July 14, 2023, An Chen and Peter Ho serve as the portfolio managers of the Fund.
**	Effective July 14, 2023, Milton Low no longer serves as portfolio manager of the Fund.

Investment Goal
The Fund seeks to provide investors with above-average income and long-term growth of capital.

Market Conditions
Real estate securities declined over the one-year period ending January 31, 2024, as higher interest rates weighed on the capital-intensive sector, especially early in the year. In the first half of 2023, central banks across the world continued their rate hike campaigns to tame stubbornly high inflation. In the US, the Fed Funds rate increased 100 basis points over the year – bringing the total level of rate rises to 525 basis points since spring 2022 – and other central banks followed a similar path. This resulted in the 10-Year US Treasury climbing from 3.52% on January 31, 2023, to 4.08% in the beginning of March, which contributed to the collapse of two regional banks in the US and Credit Suisse in Switzerland – a time of particularly high volatility. On the positive side, the near-term rate outlook meaningfully improved in the back half of the year as the happy confluence of cooling inflation and stronger-than-expected economic data led central banks to indicate that interest rates are around peak levels (Japan is the exception). This dovish shift by central bank policymakers, especially in the US and to some extent Europe as well, has opened the door for interest rate cuts in 2024, though there is still a lot of uncertainty around the timing of those cuts. The 10-Year US Treasury ended the Fund’s fiscal year 47 basis points higher at 3.99%.
Performance Results
For the 12 months ended January 31, 2024, Class Y shares of the AEW Global Focused Real Estate Fund returned -0.88% at net asset value. The Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index (Net), which returned -3.41%.
Explanation of Fund Performance
Outperformance over the benchmark for the trailing one-year period ended January 31, 2024 was driven by positive stock selection results in all three regions, most notably within North America. Regional allocation results were also positive and largely attributable to the Fund’s underweight to Asia Pacific during the period. Lastly, the Fund’s small cash balance held amongst the regional sleeves was a significant positive contributor to relative performance.
Amongst the Fund’s holdings, the largest individual contributors to performance included overweight positions in Ryman Hospitality (US), Extra Space Storage (US), and Fastighets AB Balder (Sweden). Ryman Hospitality owns a portfolio of group-oriented hotel properties, focused on upscale convention center resorts and leading entertainment experiences, in non- central business districts/mostly Sunbelt markets. The company, along with Hotel & Resort REITs, benefitted from US economic conditions in 2023 holding up better than feared heading into the year – notably signs of labor market strength, as the sector is particularly sensitive to economic cycles. Furthermore, Ryman was a standout (and the top performer) amongst Hotel & Resort REITs during the period given the company’s outsized exposure to the group segment. In general, group demand remained strong throughout the year while fundamentals slowed in other hospitality segments, notably leisure resorts, due to difficult year-over-year comps.
Extra Space Storage owns and operates a geographically diverse portfolio of self-storage assets across primary and secondary markets in the US. The company, along with US Self-Storage REITs, lagged earlier in the year on the back of decelerating fundamentals. Although a stagnant US housing market is expected to weigh on pricing power in the near term, the Self-Storage sector benefitted from an investor rotation into year-to-date laggards in 4Q given the sharp decline in government bond yields observed in November and December. Additionally, Extra Space’s third quarter earnings results were better than anticipated which gave investors hope that the company’s issues with the integration of the Life Storage portfolio (acquired in 3Q) have been resolved and operations are back on track.
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AEW Global Focused Real Estate Fund

Fastighets AB Balder owns a portfolio of diversified real estate assets in the Nordics, with a bias toward residential properties. The company, along with higher-leveraged European peers, outperformed as five-year government bond yields declined by around 100 basis points in 4Q. Balder was an outsized beneficiary of the improving interest rate outlook given the company's exposure to variable rate debt and elevated leverage profile (loan-to-value is around 50%). We continue to like Balder's strong management team and believe the company's assets, which are primarily residential properties in Sweden and Finland, should continue to benefit from improving fundamentals in the near term.
The largest individual detractors to performance included underweight positions in Welltower and Digital Realty, as well as an overweight position in Healthcare Realty, all of which are US companies. Welltower is a diversified health care company that invests primarily in seniors housing with some medical office and skilled nursing exposure. The company outperformed after reporting better-than-expected results for 1Q/2Q and raised full year guidance throughout the year. Welltower’s results displayed continued momentum in the seniors housing recovery and improvement in margins as a result of lower labor costs. Additionally, the company has liquidity in an environment where competitors are at a cost of capital disadvantage and investors were willing to pay up for Welltower’s attractive future growth prospects. Digital Realty owns data center assets in the US and abroad. Data Center REITs were the top performing sector during the trailing one-year period given positive commentary from chip manufacturers and tech companies, as artificial intelligence (AI) is expected to be a meaningful driver of future data center demand. Additionally, Digital Realty benefitted from increased investor confidence in management’s near-term funding plans after the company announced several asset sales and joint ventures at favorable pricing. Healthcare Realty Trust owns a portfolio of medical office buildings, predominantly located on or adjacent to hospital campuses. Healthcare Realty lagged peers earlier in the year after management reported an earnings miss with 2Q results and lowered full-year guidance due to higher-than-expected interest expense and labor costs. While the company offers an attractive dividend yield, the payout ratio is high and we are concerned that Healthcare Realty may need to cut its dividend, thus we started liquidating our position in the beginning of 4Q.
Outlook
The outlook for the global listed real estate sector has improved on the back of the marked decline in interest rates at the end of the year. Real estate values have declined over the last couple of years amidst the elevated interest rate environment and the market is now at an inflection point as the cost of debt is now lower than property yields in many cases, making leverage accretive to growth once again. Since it is largely expected that interest rates will not return to the very low levels observed at the beginning of the century, we expect debt costs for REITs to increase when existing debt matures, however, these higher costs should be offset by higher top lines as a result of continued rental growth.
The main risk for the sector over the near term is a rebound of inflation which would likely lead to “higher for longer” interest rates. Inflation is less of a concern within Asia; however, a rebound of global inflation will clearly be a risk for valuations and earnings. Unemployment is still at a relatively low level in Europe and the US, and rising salaries have not improved productivity (especially in Europe), which has resulted in higher production costs. Conversely, other factors such as decreasing energy costs and reduced demand are disinflationary.
Fundamentals continue to slow in most property sectors, and even in a soft-landing scenario this could likely continue into 2024, though at a pace that should be more manageable for most landlords than a recessionary scenario. Falling rates should provide some relief on pricing and boost transaction volumes as we get deeper into the year. Office vacancies continued to climb in the second half of 2023 in the US even as the Office REITs saw great returns, and it is hard to see office vacancy rates stabilizing even at a high level until the economy reaccelerates. The fall in interest rates does help with near-term refinancing difficulties that will disproportionately weigh on office owners, but some office buildings with pending debt maturities or untimely tenant turnover will still be given back to lenders. That said, the impact on the broader REIT sector is more limited than many investors assume as Office REITs are now only 10% of the global equity REIT universe. Vacancy rates are also rising in sectors like Industrial REITs and Apartment REITs in the US, and year-over-year rent growth is slower than it was a few quarters ago though still positive in most markets outside of Sunbelt apartments. Even with slowing rent growth, industrial properties may see an ongoing boost from below-market leases rolling to market and this should keep net operating income growth in the Industrial REITs sector growing at high single-digit rates. Supply is also likely to peak in 2024 in both the apartment and industrial markets, paving the way for vacancy rates to top out and begin to retreat as we move into 2025. Retail has been performing well and shopping center vacancies remain at long-term lows, though if consumer spending slows substantially, tenant issues could resurface. Fundamentals in seniors housing properties are recovering and pricing power has improved, though labor force costs are limiting the improvement in profitability for the Health Care REITs. Data centers continue to see a very strong demand profile as the ongoing rollout of AI technologies provides another leg to support demand. Self-storage is seeing year-over-year move-in rent and occupancy declines in most markets as last year’s elevated rents have created tough year-over-year comps, though existing self-storage customers are not yet seeing declines, and demand for self-storage is traditionally resilient in weak economic environments. The situation for Self-Storage REITs in Europe is different as that market is undersupplied.
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AEW Global Focused Real Estate Fund
Overall, as of year-end, we are projecting the global listed property sector will grow in the low-to-mid single-digits in 2024, so long as developed economies can manage a soft-landing scenario in the coming year. Our forecasts encapsulate further cap rate expansion, and we currently see the global equity REIT market as reasonably valued with implied yields around 6-7%, with a spread around the long-term average to 10-year bonds, such that any rate cuts in a soft-landing scenario would likely be commensurate with an increase in forecast returns.

Top Ten Holdings as of January 31, 2024
Security Name	% of Net Assets
1 Prologis, Inc.	7.39%
2 Welltower, Inc.	6.28
3 Equinix, Inc.	5.70
4 VICI Properties, Inc.	5.00
5 AvalonBay Communities, Inc.	4.69
6 Extra Space Storage, Inc.	4.26
7 Regency Centers Corp.	3.94
8 Boston Properties, Inc.	3.50
9 UDR, Inc.	3.37
10 Dream Industrial Real Estate Investment Trust	3.29

The portfolio is actively managed and holdings are subject to change. There is no guarantee the Fund continues to invest in the securities referenced. The holdings listed exclude any temporary cash investments, are presented on an individual security basis and do not represent holdings of the issuer.

Hypothetical Growth of $100,000 Investment in Class Y Shares[1], [2]
January 31, 2014 through January 31, 2024

3 |

AEW Global Focused Real Estate Fund
Average Annual Total Returns —January 31, 2024[1],[2]
	1 Year	5 Years	10 Years	Expense Ratios[4]
				Gross	Net
Class Y
NAV	-0.88%	1.78%	5.25%	1.16%	0.90%
Class A
NAV	-1.21	1.52	4.99	1.41	1.15
With 5.75% Maximum Sales Charge	-6.91	0.33	4.36
Class C
NAV	-1.86	0.75	4.35	2.16	1.90
With CDSC[5]	-2.83	0.75	4.35
Class N
NAV	-0.82	1.82	5.33	1.09	0.85
Comparative Performance
FTSE EPRA Nareit Developed Index (Net)[3]	-3.41	-0.11	3.18
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.
2	The performance results shown for the periods prior to the close of business on May 31, 2019 reflect results achieved using a different investment strategy.
3
The FTSE EPRA Nareit Developed Index (Net) is an index designed to track the performance of listed real estate companies and real estate investment trusts ("REITs")
worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds ("ETFs").

4
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the
Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/24. When a
Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5
Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

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ADDITIONAL INFORMATION
The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Fund is actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.
All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.
ADDITIONAL INDEX INFORMATION
This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.
The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.
PROXY VOTING INFORMATION
A description of the Natixis Funds' proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com, and on the Securities and Exchange Commission (“SEC”) website at www.sec.gov. Information about how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Natixis Funds’ website and the SEC website.
QUARTERLY PORTFOLIO SCHEDULES
The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE-TRADED FUNDS
In October 2022, the SEC adopted rule and form amendments requiring mutual funds and exchange-traded funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.
5 |

Understanding Fund Expenses
As a mutual fund shareholder, you incur different costs:  transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees ("12b-1 fees"), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund's prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.
The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2023 through January 31, 2024. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.
The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.
AEW Global Focused Real Estate Fund	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period* 8/1/2023 – 1/31/2024
Class A
Actual	$1,000.00	$1,018.80	$6.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.26	$6.01
Class C
Actual	$1,000.00	$1,015.00	$9.80
Hypothetical (5% return before expenses)	$1,000.00	$1,015.48	$9.80
Class N
Actual	$1,000.00	$1,020.80	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48
Class Y
Actual	$1,000.00	$1,020.60	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.69

*
Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement):  1.18%, 1.93%, 0.88% and 0.92% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period).

| 6

Portfolio of Investments – as of January 31, 2024
AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Australia — 3.2%
26,146	Goodman Group	$434,002
123,152	GPT Group	372,211
337,573	Mirvac Group	474,425
365,450	Region RE Ltd.	538,056
		1,818,694
	Belgium — 0.5%
2,376	VGP NV	278,678
	Canada — 3.3%
186,470	Dream Industrial Real Estate Investment Trust	1,861,302
	France — 2.6%
5,053	Gecina SA	557,278
8,037	Klepierre SA	208,083
30,893	Mercialys SA	351,462
4,527	Unibail-Rodamco-Westfield(a)	324,155
		1,440,978
	Germany — 3.4%
201,853	Sirius Real Estate Ltd.	231,822
33,904	TAG Immobilien AG(a)	474,548
38,500	Vonovia SE	1,199,366
		1,905,736
	Hong Kong — 2.9%
121,081	Link REIT	607,304
284,430	Sino Land Co. Ltd.	297,105
54,000	Sun Hung Kai Properties Ltd.	504,003
84,696	Wharf Real Estate Investment Co. Ltd.	248,145
		1,656,557
	Japan — 8.5%
909	Invincible Investment Corp.	373,691
50,529	Mitsui Fudosan Co. Ltd.	1,268,468
95	Nippon Accommodations Fund, Inc.	395,497
161	Nippon Building Fund, Inc.	651,424
379	Nippon Prologis REIT, Inc.	674,317
11,700	Nomura Real Estate Holdings, Inc.	320,179
538	Orix J-REIT, Inc.	622,310
15,700	Sumitomo Realty & Development Co. Ltd.	493,751
		4,799,637
	Netherlands — 0.3%
10,189	CTP NV	173,866
	Singapore — 2.6%
475,100	Digital Core REIT Management Pte. Ltd.	305,390
786,600	Mapletree Logistics Trust	904,492
389,500	Paragon REIT	254,053
		1,463,935
	Spain — 0.6%
35,088	Merlin Properties SOCIMI SA	357,309
	Sweden — 1.8%
152,327	Fastighets AB Balder, Class B(a)	1,011,039
	United Kingdom — 5.2%
40,594	Big Yellow Group PLC	586,990
135,212	LondonMetric Property PLC	330,376
93,042	Segro PLC	1,033,331
146,270	Tritax Big Box REIT PLC	306,229
31,924	UNITE Group PLC	407,856
44,792	Workspace Group PLC	294,629
		2,959,411
Shares	Description	Value (†)
	United States — 63.8%
38,550	American Homes 4 Rent, Class A	$1,351,178
6,457	American Tower Corp.	1,263,313
14,790	AvalonBay Communities, Inc.	2,647,558
29,720	Boston Properties, Inc.	1,976,380
11,900	Digital Realty Trust, Inc.	1,671,474
3,880	Equinix, Inc.	3,219,508
60,430	Essential Properties Realty Trust, Inc.	1,505,311
16,660	Extra Space Storage, Inc.	2,406,370
32,980	Prologis, Inc.	4,178,236
18,420	Realty Income Corp.	1,001,864
35,530	Regency Centers Corp.	2,226,665
14,788	Ryman Hospitality Properties, Inc.	1,625,201
12,370	Simon Property Group, Inc.	1,714,606
7,903	Sun Communities, Inc.	990,641
52,810	UDR, Inc.	1,902,216
93,706	VICI Properties, Inc.	2,822,425
41,040	Welltower, Inc.	3,550,370
		36,053,316
	Total Common Stocks (Identified Cost $53,173,804)	55,780,458

Principal Amount
Short-Term Investments — 1.2%
$685,978	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2024 at 3.500% to be repurchased at $686,045 on 2/01/2024 collateralized by $709,600 U.S.Treasury Note, 3.750% due 2/31/2030 valued at $699,781 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $685,978)	685,978
	Total Investments — 99.9% (Identified Cost $53,859,782)	56,466,436
	Other assets less liabilities — 0.1%	38,984
	Net Assets — 100.0%	$56,505,420

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

J-REIT	Japan Real Estate Investment Trust
REITs	Real Estate Investment Trusts
Industry Summary at January 31, 2024
Specialized REITs	21.6%
Industrial REITs	17.3
Residential REITs	13.6
Retail REITs	12.8
Real Estate Management & Development	11.5
Office REITs	7.2
Health Care REITs	6.3
Diversified REITs	4.8
Hotel & Resort REITs	3.6
Short-Term Investments	1.2
Total Investments	99.9
Other assets less liabilities	0.1
Net Assets	100.0%
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of January 31, 2024
AEW Global Focused Real Estate Fund (continued)
Currency Exposure Summary at January 31, 2024
United States Dollar	65.5%
Japanese Yen	8.5
Euro	7.0
British Pound	5.6
Canadian Dollar	3.3
Australian Dollar	3.2
Hong Kong Dollar	2.9
Singapore Dollar	2.1
Swedish Krona	1.8
Total Investments	99.9
Other assets less liabilities	0.1
Net Assets	100.0%
See accompanying notes to financial statements.
| 8

Statement of Assets and Liabilities
January 31, 2024

ASSETS
Investments at cost	$53,859,782
Net unrealized appreciation	2,606,654
Investments at value	56,466,436
Receivable for Fund shares sold	36,249
Receivable from investment adviser (Note 5)	2,278
Receivable for securities sold	412,197
Dividends and interest receivable	85,527
Tax reclaims receivable	26,572
Prepaid expenses (Note 7)	560
TOTAL ASSETS	57,029,819
LIABILITIES
Payable for securities purchased	224,164
Payable for Fund shares redeemed	15,883
Deferred Trustees’ fees (Note 5)	169,823
Administrative fees payable (Note 5)	2,278
Payable to distributor (Note 5d)	915
Audit and tax services fees payable	59,567
Other accounts payable and accrued expenses	51,769
TOTAL LIABILITIES	524,399
COMMITMENTS AND CONTINGENCIES(a)	—
NET ASSETS	$56,505,420
NET ASSETS CONSIST OF:
Paid-in capital	$71,751,388
Accumulated loss	(15,245,968)
NET ASSETS	$56,505,420
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$14,287,221
Shares of beneficial interest	1,209,434
Net asset value and redemption price per share	$11.81
Offering price per share (100/94.25 of net asset value) (Note 1)	$12.53
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$191,615
Shares of beneficial interest	16,104
Net asset value and offering price per share	$11.90
Class N shares:
Net assets	$3,585,108
Shares of beneficial interest	337,915
Net asset value, offering and redemption price per share	$10.61
Class Y shares:
Net assets	$38,441,476
Shares of beneficial interest	3,633,296
Net asset value, offering and redemption price per share	$10.58

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
9 |

Statement of Operations
For the Year Ended January 31, 2024

INVESTMENT INCOME
Dividends	$2,893,570
Interest	40,108
Less net foreign taxes withheld	(95,428)
2,838,250
Expenses
Management fees (Note 5)	591,913
Service and distribution fees (Note 5)	40,873
Administrative fees (Note 5)	36,532
Trustees' fees and expenses (Note 5)	51,056
Transfer agent fees and expenses (Notes 5 and 6)	95,633
Audit and tax services fees	57,230
Custodian fees and expenses	39,071
Interest expense (Note 9)	9,864
Legal fees	2,986
Registration fees	79,224
Shareholder reporting expenses	50,144
Miscellaneous expenses	32,365
Total expenses	1,086,891
Less waiver and/or expense reimbursement (Note 5)	(327,576)
Net expenses	759,315
Net investment income	2,078,935
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	(8,756,963)
Capital gains distributions received (Note 2)	152,067
Foreign currency transactions (Note 2c)	(14,010)
Net change in unrealized appreciation (depreciation) on:
Investments	3,575,733
Foreign currency translations (Note 2c)	(4,807)
Net realized and unrealized loss on Investments and Foreign currency transactions	(5,047,980)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,969,045)
See accompanying notes to financial statements.
| 10

Statement of Changes in Net Assets

	Year Ended January 31,2024	Year Ended January 31,2023
FROM OPERATIONS:
Net investment income	$2,078,935	$2,302,937
Net realized loss on investments and foreign currency transactions, including distributions of capital gains received from investments	(8,618,906)	(8,304,309)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,570,926	(13,658,921)
Net decrease in net assets resulting from operations	(2,969,045)	(19,660,293)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(369,216)	(443,026)
Class C	(3,908)	(4,650)
Class N	(97,744)	(94,478)
Class Y	(1,807,817)	(2,441,225)
Total distributions	(2,278,685)	(2,983,379)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(30,431,216)	(27,671,616)
Net decrease in net assets	(35,678,946)	(50,315,288)
NET ASSETS
Beginning of the year	92,184,366	142,499,654
End of the year	$56,505,420	$92,184,366
See accompanying notes to financial statements.
11 |

Financial Highlights
For a share outstanding throughout each period.

	Class A
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$12.25	$14.58	$12.48	$14.23	$14.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.24	0.22 (b)	0.17	0.22
Net realized and unrealized gain (loss)	(0.45)	(2.30)	2.68	(1.52)	1.61
Total from Investment Operations	(0.17)	(2.06)	2.90	(1.35)	1.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.15)	(0.47)	(0.22)	(0.39)
Net realized capital gains	—	(0.12)	(0.33)	(0.18)	(1.83)
Total Distributions	(0.27)	(0.27)	(0.80)	(0.40)	(2.22)
Net asset value, end of the period	$11.81	$12.25	$14.58	$12.48	$14.23
Total return(c)(d)	(1.21)%	(14.16)%	23.39%(b)	(8.94)%	13.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$14,287	$18,018	$24,653	$22,619	$33,864
Net expenses(e)	1.17%(f)	1.15%	1.15%	1.15%	1.18%(g)
Gross expenses	1.58%(f)	1.41%	1.42%	1.55%	1.50%
Net investment income	2.45%	1.92%	1.51%(b)	1.43%	1.46%
Portfolio turnover rate	88%	90%	84%	119%	107%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 22.99% and the ratio of net investment income to average net assets would have been 1.14%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.15% and the ratio of gross expenses would have been 1.57%.
(g)	Effective June 1, 2019, the expense limit decreased from 1.25% to 1.15%.
See accompanying notes to financial statements.
| 12

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class C
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$12.33	$14.69	$12.56	$14.32	$14.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.15	0.12 (b)	0.08	0.11
Net realized and unrealized gain (loss)	(0.45)	(2.32)	2.69	(1.53)	1.61
Total from Investment Operations	(0.25)	(2.17)	2.81	(1.45)	1.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.07)	(0.35)	(0.13)	(0.27)
Net realized capital gains	—	(0.12)	(0.33)	(0.18)	(1.83)
Total Distributions	(0.18)	(0.19)	(0.68)	(0.31)	(2.10)
Net asset value, end of the period	$11.90	$12.33	$14.69	$12.56	$14.32
Total return(c)(d)	(1.86)%	(14.89)%	22.48%(b)	(9.68)%	12.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$192	$284	$397	$643	$1,391
Net expenses(e)	1.91%(f)	1.90%	1.90%	1.90%	1.93%(g)
Gross expenses	2.33%(f)	2.16%	2.18%	2.30%	2.25%
Net investment income	1.74%	1.17%	0.84%(b)	0.67%	0.71%
Portfolio turnover rate	88%	90%	84%	119%	107%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07, total return would have been 21.99% and the ratio of net investment income to average net assets would have been 0.51%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.90% and the ratio of gross expenses would have been 2.32%.
(g)	Effective June 1, 2019, the expense limit decreased from 2.00% to 1.90%.
See accompanying notes to financial statements.
13 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class N
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$11.03	$13.18	$11.35	$13.00	$13.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.25	0.24 (b)	0.17	0.24
Net realized and unrealized gain (loss)	(0.40)	(2.09)	2.43	(1.38)	1.48
Total from Investment Operations	(0.12)	(1.84)	2.67	(1.21)	1.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.19)	(0.51)	(0.26)	(0.43)
Net realized capital gains	—	(0.12)	(0.33)	(0.18)	(1.83)
Total Distributions	(0.30)	(0.31)	(0.84)	(0.44)	(2.26)
Net asset value, end of the period	$10.61	$11.03	$13.18	$11.35	$13.00
Total return(c)	(0.82)%	(13.99)%	23.76%(b)	(8.67)%	13.49%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,585	$3,545	$3,654	$2,810	$10,319
Net expenses(d)	0.87%(e)	0.85%	0.85%	0.85%	0.88%(f)
Gross expenses	1.24%(e)	1.09%	1.10%	1.17%	1.09%
Net investment income	2.71%	2.22%	1.80%(b)	1.55%	1.69%
Portfolio turnover rate	88%	90%	84%	119%	107%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.19, total return would have been 23.30% and the ratio of net investment income to average net assets would have been 1.43%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.85% and the ratio of gross expenses would have been 1.23%.
(f)	Effective June 1, 2019, the expense limit decreased from 0.95% to 0.85%.
See accompanying notes to financial statements.
| 14

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class Y
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$11.00	$13.14	$11.32	$12.96	$13.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.25	0.23 (b)	0.18	0.24
Net realized and unrealized gain (loss)	(0.40)	(2.08)	2.42	(1.38)	1.47
Total from Investment Operations	(0.13)	(1.83)	2.65	(1.20)	1.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.19)	(0.50)	(0.26)	(0.42)
Net realized capital gains	—	(0.12)	(0.33)	(0.18)	(1.83)
Total Distributions	(0.29)	(0.31)	(0.83)	(0.44)	(2.25)
Net asset value, end of the period	$10.58	$11.00	$13.14	$11.32	$12.96
Total return(c)	(0.88)%	(14.00)%	23.67%(b)	(8.68)%	13.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$38,441	$70,337	$113,795	$49,363	$83,933
Net expenses(d)	0.91%(e)	0.90%	0.90%	0.90%	0.93%(f)
Gross expenses	1.33%(e)	1.16%	1.16%	1.30%	1.25%
Net investment income	2.68%	2.19%	1.70%(b)	1.69%	1.72%
Portfolio turnover rate	88%	90%	84%	119%	107%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 23.22% and the ratio of net investment income to average net assets would have been 1.27%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.32%.
(f)	Effective June 1, 2019, the expense limit decreased from 1.00% to 0.90%.
See accompanying notes to financial statements.
15 |

Notes to Financial Statements
January 31, 2024
1.Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to AEW Global Focused Real Estate Fund (the “Fund”).
The Fund is a diversified investment company.
The Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other
| 16

Notes to Financial Statements (continued)
January 31, 2024
processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs") are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through January 31, 2024 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Fund’s books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.
The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of January 31, 2024 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of
17 |

Notes to Financial Statements (continued)
January 31, 2024
investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, passive foreign investment company adjustments and capital gain distribution received. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2024 and 2023 was as follows:
2024 Distributions			2023 Distributions
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$2,278,685	$—	$2,278,685	$1,688,845	$1,294,534	$2,983,379
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of January 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$582,519
Capital loss carryforward:
Short-term:
No expiration date	(8,217,093)
Long-term:
No expiration date	(8,418,732)
Total capital loss carryforward	(16,635,825)
Unrealized appreciation	977,161
Total accumulated losses	$(15,076,145)
As of January 31, 2024, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
Federal tax cost	$55,487,045
Gross tax appreciation	$2,719,410
Gross tax depreciation	(1,740,019)
Net tax appreciation	$979,391
| 18

Notes to Financial Statements (continued)
January 31, 2024
The difference between these amounts and those reported in the components of distributable earnings, if any, are primarily attributable to foreign currency mark-to-market.
f. Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of January 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
h. Regulatory Update. Effective January 24, 2023, the SEC adopted a release (the “Release”) containing rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. In addition to the removal of financial statements from the new tailored shareholder reports, the Release requires mandatory mailing of the reports, unless a shareholder specifically opts out and chooses electronic delivery. The Release also requires that the new tailored shareholder reports be no longer than 2-4 pages, include only a single share class of a single fund, and use a broad-based securities market index for performance comparison purposes. Management is evaluating the impact of the Release on the content of the current shareholder report and newly created tailored shareholder reports and expects to meet the required compliance date of July 24, 2024.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
19 |

Notes to Financial Statements (continued)
January 31, 2024
The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,818,694	$—	$1,818,694
Belgium	—	278,678	—	278,678
France	—	1,440,978	—	1,440,978
Germany	—	1,905,736	—	1,905,736
Hong Kong	—	1,656,557	—	1,656,557
Japan	—	4,799,637	—	4,799,637
Netherlands	—	173,866	—	173,866
Singapore	254,053	1,209,882	—	1,463,935
Spain	—	357,309	—	357,309
Sweden	—	1,011,039	—	1,011,039
United Kingdom	—	2,959,411	—	2,959,411
All Other Common Stocks(a)	37,914,618	—	—	37,914,618
Total Common Stocks	38,168,671	17,611,787	—	55,780,458
Short-Term Investments	—	685,978	—	685,978
Total Investments	$38,168,671	$18,297,765	$—	$56,466,436

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the year ended January 31, 2024, purchases and sales of securities (excluding short-term investments) were $67,250,990 and $96,351,404, respectively.
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.
AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until May 31, 2024, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.
For the year ended January 31, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.15%	1.90%	0.85%	0.90%
AEW shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
| 20

Notes to Financial Statements (continued)
January 31, 2024
For the year ended January 31, 2024, the management fees and waiver of management fees for the Fund were as follows:
Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$591,913	$326,414	$265,499	0.75%	0.34%

[1]	Management fee waiver is subject to possible recovery until January 31, 2025.
No expenses were recovered during the year ended January 31, 2024, under the terms of the expense limitation agreement.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).
Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended January 31, 2024, the service and distribution fees for the Fund were as follows:
Service Fees		Distribution Fees
Class A	Class C	Class C
$38,601	$568	$1,704
c. Administrative Fees. Natixis Advisors, LLC ("Natixis Advisors") provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended January 31, 2024, the administrative fees were as follows:
Administrative Fees
$36,532
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis
21 |

Notes to Financial Statements (continued)
January 31, 2024
Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended January 31, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $70,431.
As of January 31, 2024, the Fund owes Natixis Distribution $915 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended January 31, 2024 amounted to $197.
f. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $385,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2024, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $369,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee received a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attended in person. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $20,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through May 31, 2024 and is not subject to recovery under the expense limitation agreement described above.
For the year ended January 31, 2024, Natixis Advisors reimbursed the Fund $1,162 for transfer agency expenses related to Class N shares.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
| 22

Notes to Financial Statements (continued)
January 31, 2024
For the year ended January 31, 2024, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):
	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$19,216	$283	$1,162	$74,972
7.Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.
Prior to April 6, 2023, the Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. The Fund was able to borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate did not exceed the $500,000,000 limit at any time), subject to the Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Fund based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended January 31, 2024, the Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $4,550,000 at a weighted average interest rate of 6.43%. Interest expense incurred on the line of credit was $3,251.
8.Risk. The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.
The Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
9.Interest Expense.  The Fund incurs interest expense on cash overdrafts and borrowings on the line of credit. Interest expense incurred for the year ended January 31, 2024 is reflected on the Statement of Operations.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of January 31, 2024, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Number of 5% Account Holders	Percentage of Ownership
3	45.95%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are
23 |

Notes to Financial Statements (continued)
January 31, 2024
included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
11.Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	82,828	$934,526	177,236	$2,330,891
Issued in connection with the reinvestment of distributions	32,564	352,029	33,068	423,966
Redeemed	(377,125)	(4,214,436)	(430,215)	(5,401,690)
Net change	(261,733)	$(2,927,881)	(219,911)	$(2,646,833)
Class C
Issued from the sale of shares	1,021	$11,764	1,298	$16,366
Issued in connection with the reinvestment of distributions	362	3,908	342	4,607
Redeemed	(8,301)	(91,827)	(5,670)	(75,614)
Net change	(6,918)	$(76,155)	(4,030)	$(54,641)
Class N
Issued from the sale of shares	127,474	$1,307,481	157,635	$1,815,287
Issued in connection with the reinvestment of distributions	9,986	97,430	8,005	91,727
Redeemed	(120,847)	(1,236,255)	(121,651)	(1,327,671)
Net change	16,613	$168,656	43,989	$579,343
Class Y
Issued from the sale of shares	1,888,619	$18,697,200	3,635,168	$41,030,409
Issued in connection with the reinvestment of distributions	182,236	1,763,215	206,042	2,363,468
Redeemed	(4,829,909)	(48,056,251)	(6,107,650)	(68,943,362)
Net change	(2,759,054)	$(27,595,836)	(2,266,440)	$(25,549,485)
Decrease from capital share transactions	(3,011,092)	$(30,431,216)	(2,446,392)	$(27,671,616)
| 24

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Natixis Funds Trust IV and Shareholders of AEW Global Focused Real Estate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AEW Global Focused Real Estate Fund (one of the funds constituting Natixis Funds Trust IV, referred to hereafter as the "Fund") as of January 31, 2024, the related statement of operations for the year ended January 31, 2024, the statement of changes in net assets for each of the two years in the period ended January 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2024 and the financial highlights for each of the five years in the period ended January 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
March 22, 2024
We have served as the auditor of one or more of the investment companies in the Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
25 |

2024 U.S. Tax Distribution Information to Shareholders (Unaudited)
Qualified Dividend Income. For the fiscal year ended January 31, 2024, 25.60% of the ordinary income dividends paid by the Fund are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.
Qualified Business Income Deduction. For the fiscal year ended January 31, 2024, 63.69% of the ordinary income dividends paid by the Fund are eligible for the Qualified Business Income deduction.
| 26

Trustee and Officer Information
The tables below provide certain information regarding the Trustees and officers of Natixis Funds Trust IV (the "Trust"). Unless otherwise indicated, the address of all persons below is 888 Boylston Street, Suite 800, Boston, MA 02199-8197. The Fund's Statement of Additional Information includes additional information about the Trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.
Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2]and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
Independent Trustees
Edmond J. English (1953)	Trustee since 2013 Contract Review Committee Member	Executive Chairman of Bob’s Discount Furniture (retail)	51 Director, Burlington Stores, Inc. (retail); Director, Rue La La (e-commerce retail)	Significant experience on the Board and on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)
Richard A. Goglia (1951)	Trustee since 2015 Chairperson of the Audit Committee	Retired	51 Formerly, Director of Triumph Group (aerospace industry)	Significant experience on the Board and executive experience (including his role as Vice President and treasurer of a defense company and experience at a financial services company)
Martin T. Meehan (1956)	Trustee since 2012 Chairperson of the Governance Committee and Contract Review Committee Member	President, University of Massachusetts	51 None
Significant experience
on the Board and on the
boards of other business
organizations;
experience as President
of the University of
Massachusetts;
government experience
(including as a member
of the U.S. House of
Representatives);
academic experience

Maureen B. Mitchell (1951)	Trustee since 2017 Chairperson of the Contract Review Committee	Retired	51 Director, Sterling Bancorp (bank)	Significant experience on the Board; financial services industry and executive experience (including role as President of global sales and marketing at a financial services company)
27 |

Trustee and Officer Information
Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2]and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
Independent Trustees − continued
James P. Palermo (1955)	Trustee since 2016 Audit Committee Member and Governance Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); formerly, Partner, STEP Partners, LLC (private equity)	51 Director, Candidly (chemicals and biofuels)
Significant experience
on the Board; financial
services industry and
executive experience
(including roles as Chief
Executive Officer of
client management and
asset servicing for a
banking and financial
services company)

Erik R. Sirri (1958)	Chairperson of the Board of Trustees since 2021 Trustee since 2009 Ex Officio member of the Audit Committee, Contract Review Committee and Governance Committee	Retired; formerly, Professor of Finance at Babson College	51 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist
Peter J. Smail (1952)	Trustee since 2009 Contract Review Committee Member	Retired	51 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as President and Chief Executive Officer for an investment adviser)
| 28

Trustee and Officer Information
Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2]and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
Independent Trustees − continued
Kirk A. Sykes (1958)	Trustee since 2019 Audit Committee Member and Governance Committee Member
Managing Director of
Accordia Partners, LLC
(real estate
development); President
of Primary Corporation
(real estate
development);
Managing Principal of
Merrick Capital
Partners (infrastructure
finance)

51
Advisor/Risk
Management
Committee, Eastern
Bank (bank); Director,
Apartment Investment
and Management
Company (real estate
investment trust);
formerly, Director, Ares
Commercial Real Estate
Corporation (real estate
investment trust)
Experience on the Board and experience on the boards of other business organizations (including real estate companies and banks)
Cynthia L. Walker (1956)	Trustee since 2005 Audit Committee and Governance Committee Member	Retired; formerly, Deputy Dean for Finance and Administration, Yale University School of Medicine	51 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)
Interested Trustees
Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Chairman of the Board of Directors, Loomis, Sayles & Company, L.P.	51 None	Significant experience on the Board; continuing service as President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.
David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer of Natixis Funds Trust IV since 2008	President and Chief Executive Officer, Natixis Advisors, LLC and Natixis Distribution, LLC	51 None	Significant experience on the Board; experience as President and Chief Executive Officer of Natixis Advisors, LLC and Natixis Distribution, LLC

[1]	Each Trustee serves until retirement, resignation, or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.
[2]
The Trustees of the Trust serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV,
Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Natixis ETF Trust, and Natixis ETF Trust II (collectively, the “Fund Complex”).

[3]
Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust:  President, Chief
Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

[4]
Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust:  President and Chief
Executive Officer, Natixis Advisors, LLC and Natixis Distribution, LLC.

29 |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]
Officers of the Trust
Matthew J. Block (1981)	Treasurer, Principal Financial and Accounting Officer	Since 2022	Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; formerly, Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; Assistant Treasurer of the Fund Complex
Susan McWhan Tobin (1963)	Secretary and Chief Legal Officer	Since 2022
Executive Vice President,
General Counsel and
Secretary, Natixis
Advisors, LLC and Natixis
Distribution, LLC; formerly,
Executive Vice President and
Chief Compliance Officer of
Natixis Investment Managers
(March 2019 – May 2022)
and Senior Vice President and
Head of Compliance, U.S. for
Natixis Investment Managers
(July 2011 – March 2019)

Natalie R. Wagner (1979)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since 2021	Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; formerly, Vice President, Head of Corporate Compliance, Global Atlantic Financial Group

[1]
Each officer of the Trust serves for an indefinite term in accordance with the Trust's current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]
Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis
Distribution, LLC, Natixis Advisors, LLC or Loomis, Sayles & Company, L.P. are omitted, if not materially different from an officer’s current position with such entity.

| 30

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 3/31/25
6422942.2.1
RE58A-0124
This page not part of shareholder report

Annual Report
January 31, 2024

Natixis Sustainable Future 2015 Fund®
Natixis Sustainable Future 2020 Fund®
Natixis Sustainable Future 2025 Fund®
Natixis Sustainable Future 2030 Fund®
Natixis Sustainable Future 2035 Fund®
Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2060 Fund®
Natixis Sustainable Future 2065 Fund®

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission (SEC) has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports. Beginning in July 2024, Funds will be required by the SEC to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that is currently being provided. If you would like to receive shareholder reports and other communications from the Funds electronically, instead of by mail, you may make that request at www.icsdelivery.com/natixisfunds. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

NATIXIS SUSTAINABLE FUTURE FUNDS®

Managers
Natixis Advisors, LLC*
AIA U.S. Large Cap Core ESG Segment
AIA U.S. Large Cap Value ESG Segment
AIA U.S. Small/Mid Cap ESG Segment
AIA International Developed Markets Equity ESG Segment
Natixis Investment Managers Solutions, a division of Natixis Advisors, LLC
Harris Associates Large Cap Value Segment
Harris Associates L.P.**
Loomis Sayles All Cap Growth Segment
Loomis Sayles Core Fixed Income Segment
Loomis Sayles Inflation Protected Securities Fund***
Loomis Sayles Limited Term Government and Agency Fund***
Loomis, Sayles & Company, L.P**
Mirova Global Green Bond Fund***
Mirova International Sustainable Equity Fund***
Mirova US LLC**
WCM Focused International Growth Fund
WCM Focused Emerging Markets Fund
WCM Investment Management

Symbols
2015 Fund	Class N	NSFBX
2020 Fund	Class N	NSFDX
2025 Fund	Class N	NSFEX
2030 Fund	Class N	NSFFX
2035 Fund	Class N	NSFGX
2040 Fund	Class N	NSFHX
2045 Fund	Class N	NSFJX
2050 Fund	Class N	NSFKX
2055 Fund	Class N	NSFLX
2060 Fund	Class N	NSFMX
2065 Fund	Class N	NSFOX

*
Natixis Advisors, LLC is responsible for determining each Fund’s available underlying funds and separately managed segments, determining each
Fund’s glide path and target allocations and supervising the activities of each Fund’s subadvisers.

**	Affiliated Subadviser
***	Affiliated mutual fund

Investment Goal
Each Fund seeks the highest total return consistent with its current asset allocation.

Market Conditions
The fiscal year ended January 31, 2024, with a clear reversal of 2022 market dynamics. Several asset classes reversed and rebounded from the prior 12-month period.
Recessionary fears overshadowed the start of 2023 as interest rates remained elevated, and inflation continued to run hot compared to historical levels. Money market accounts continued to accumulate assets as investors found 5% in the short end of the curve an attractive investment while waiting for the market uncertainty to subside. Geopolitical conflicts remained heightened with the war in Ukraine ongoing and the newly sparked Israel Hamas conflict. With increased delays in global supply chains, we saw mega cap companies navigate the macro environment more easily than their smaller cap counterparts. In the first half of 2023 we saw concentrated market leadership drive equities forward led by the “Magnificent Seven”. These seven technology stocks accounted for over 70% of the gains in the S&P 500® during the first half of the year. These companies have exceptional fundamentals and growth trajectories, which provided investors comfort during periods of volatility. The housing market remained stagnant as higher rates kept many home buyers on the sidelines due to increasing borrowing costs.
In the second half of 2023 the market experienced an early pullback as inflationary pressures put the Federal Reserve (Fed) into a hawkish stance. Even with inflation improving, tighter monetary policy was telegraphed by the Fed, and it led to increased caution among investors. This saw equities and fixed income sell off in the third quarter. Even amid the volatility, bond yields continued to offer one of the best risk-adjusted yields compared to equities over the last 15 years. With improving balance sheets and large cost
1 |

cutting programs within US corporations, we saw credit health improve within the fixed income space. In the fourth quarter market confidence changed. Returns in the fourth quarter were bolstered by jobless claims at cycle lows, headline employment looking strong, and economic momentum remaining intact. If inflation continues to recede, the market will continue to price in a soft-landing scenario which benefits both equities and fixed income.
For the 12-month period overall, US equity markets outperformed international developed equity markets, and emerging market equity trailed both US and international developed. All three major indexes posted positive returns for the period. Growth stocks generally outperformed value stocks, while large-cap stocks generally outperformed small- and mid-caps. Global fixed income markets were positive for the period, with higher quality segments of the market outperforming due to inflation expectations and higher rates.
Performance Results
For the 12-month period ended January 31, 2024, the Natixis Sustainable Future Funds® posted returns ranging from 6.93% for the shortest-dated 2015 Fund, to 11.76% for the 2065 Fund. Relative to the Funds’ respective S&P Target Date benchmarks, the 2020 and 2025 Funds outperformed while the remaining Funds underperformed to varying degrees.

Fund Name	Fund Performance as of 1/31/2024	Benchmark	Benchmark Performance as of 1/31/2024
Natixis Sustainable Future 2015 Fund	6.93%	S&P Target Date 2015® Index[1]	7.07%
Natixis Sustainable Future 2020 Fund	7.88	S&P Target Date 2020® Index[1]	7.53
Natixis Sustainable Future 2025 Fund	8.24	S&P Target Date 2025® Index[1]	7.89
Natixis Sustainable Future 2030 Fund	8.92	S&P Target Date 2030® Index[1]	9.01
Natixis Sustainable Future 2035 Fund	9.83	S&P Target Date 2035® Index[1]	10.09
Natixis Sustainable Future 2040 Fund	10.82	S&P Target Date 2040® Index[1]	11.08
Natixis Sustainable Future 2045 Fund	11.19	S&P Target Date 2045® Index[1]	11.70
Natixis Sustainable Future 2050 Fund	11.49	S&P Target Date 2050® Index[1]	11.99
Natixis Sustainable Future 2055 Fund	11.68	S&P Target Date 2055® Index[1]	11.99
Natixis Sustainable Future 2060 Fund	11.78	S&P Target Date 2060® Index[1]	12.08
Natixis Sustainable Future 2065 Fund	11.76	S&P Target Date 2065+® Index[1]	12.25

[1]
The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

Explanation of Fund Performance
The Funds follow a “sustainable investing approach” that aims to allocate their assets to segments and underlying funds whose advisors or subadvisors actively consider material environmental, social and governance (ESG) factors when evaluating and selecting portfolio securities and their potential effect on long-term value, performance and risks. Consistent with the Funds’ multi-disciplinary structure, the advisors or subadvisors of the respective portfolio segments and underlying funds may consider material ESG factors differently based on their specific investment processes.
For the 12-month period ended January 31, 2024, the Funds’ equity and fixed income allocations posted positive absolute returns overall and were additive to the Funds’ performance. While the Funds are managed to our internal asset allocation glide path (the Funds’ targeted mix of equity and fixed income allocations, which becomes more conservative over time as the target retirement date nears) rather than to the S&P Target Date benchmarks, we like to understand how the Funds’ performance compares to these peer-based benchmarks and why.
During the 12-month period, asset allocation had a positive effect on performance relative to the S&P Target Date benchmarks. Specifically, relative performance was driven by an overweight to US investment grade and US equity and a moderate underweight to international equity. However, the Funds’ international fixed income allocation detracted from results as the vintages have a slight overweight to international vs. US in the fixed income space. Manager selection had a negative impact overall on relative performance.
| 2

NATIXIS SUSTAINABLE FUTURE FUNDS®
This was primarily driven by the underperformance of WCM Focused International Growth and Mirova International Sustainable Equity within the international equity allocation. Loomis Sayles All Cap Growth’s defensive nature provides more favorable positioning in recessionary markets. The Harris Large Cap Value segment was a strong relative contributor to US equity for the period, as value stocks generally outperformed growth stocks and the strategy outperformed its benchmark. Manager selection effect within the fixed income allocation was mixed with Mirova Global Green Bond adding value through its active management while Loomis Core Fixed Income lagged its benchmark.
Portfolio Positioning
Over the course of the 12-month period ending January 31, 2024, the Funds were managed to maintain neutral positioning relative to the asset class, sub-asset class and segment-level targets of our internal glide path and did not deviate significantly from these targets at any point. This is generally expected given that the Funds are managed to these targets on a continual basis and the team does not make tactical allocation decisions. There were no changes to the glide path or underlying managers during 2023.
Outlook
Throughout 2023 we experienced a stronger year than economists had forecasted. The Fed paused its rate hikes after July and inflation made progress towards its 2% target. Equity markets rose as companies focused on cost-cutting measures to improve margins and productivity. Market sentiment has improved in 2024 as expectations have been shifting towards a soft-landing scenario. We caution investors, whether a bull or bear market comes over the horizon, to expect continued volatility. While it can be difficult to stomach volatile market conditions, it is even more difficult to time the market, so the best course is to stay invested and maintain a long-term perspective.
NATIXIS SUSTAINABLE FUTURE 2015 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares[1]
February 28, 2017 (inception) through January 31, 2024

See notes to chart on page 24.
3 |

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Asset Allocation as of January 31, 2024*
% of Net Assets
Equity	36.89%
AIA International Developed Markets Equity ESG Segment	3.30
AIA U.S. Large Cap Core ESG Segment	4.93
AIA U.S. Large Cap Value ESG Segment	3.16
AIA U.S. Small/Mid Cap ESG Segment	5.04
Harris Associates Large Cap Value Segment	6.16
Loomis Sayles All Cap Growth Segment	6.12
Mirova International Sustainable Equity Fund	3.34
WCM Focused Emerging Markets Fund	1.47
WCM Focused International Growth Fund	3.37
Fixed Income	61.12
Loomis Sayles Core Fixed Income Segment	21.37
Loomis Sayles Inflation Protected Securities Fund	16.70
Loomis Sayles Limited Term Government and Agency Fund	12.02
Mirova Global Green Bond Fund	11.03
Cash	1.99

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

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NATIXIS SUSTAINABLE FUTURE FUNDS®
NATIXIS SUSTAINABLE FUTURE 2015 FUND
Average Annual Total Returns —January 31, 2024[1]
	1 Year	5 Years	Life of Fund	Expense Ratios[3]
				Gross	Net
Class N (Inception 2/28/17)
NAV	6.93%	5.71%	5.80%	3.68%	0.50%
Comparative Performance
S&P Target Date 2015® Index[2]	7.07	5.25	5.02
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 24.
NATIXIS SUSTAINABLE FUTURE 2020 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares[1]
February 28, 2017 (inception) through January 31, 2024

See notes to chart on page 24.
5 |

NATIXIS SUSTAINABLE FUTURE 2020 FUND

Asset Allocation as of January 31, 2024*
% of Net Assets
Equity	45.01%
AIA International Developed Markets Equity ESG Segment	4.08
AIA U.S. Large Cap Core ESG Segment	6.04
AIA U.S. Large Cap Value ESG Segment	3.92
AIA U.S. Small/Mid Cap ESG Segment	6.17
Harris Associates Large Cap Value Segment	7.54
Loomis Sayles All Cap Growth Segment	7.46
Mirova International Sustainable Equity Fund	4.16
WCM Focused Emerging Markets Fund	1.49
WCM Focused International Growth Fund	4.15
Fixed Income	52.99
Loomis Sayles Core Fixed Income Segment	20.05
Loomis Sayles Inflation Protected Securities Fund	12.44
Loomis Sayles Limited Term Government and Agency Fund	10.33
Mirova Global Green Bond Fund	10.17
Cash	2.00

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

| 6

NATIXIS SUSTAINABLE FUTURE FUNDS®
NATIXIS SUSTAINABLE FUTURE 2020 FUND
Average Annual Total Returns —January 31, 2024[1]
	1 Year	5 Years	Life of Fund	Expense Ratios[3]
				Gross	Net
Class N (Inception 2/28/17)
NAV	7.88%[4]	6.54%	6.61%	4.48%	0.50%
Comparative Performance
S&P Target Date 2020® Index[2]	7.53	5.54	5.35
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 24.
NATIXIS SUSTAINABLE FUTURE 2025 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares[1]
February 28, 2017 (inception) through January 31, 2024

See notes to chart on page 24.
7 |

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Asset Allocation as of January 31, 2024*
% of Net Assets
Equity	52.53%
AIA International Developed Markets Equity ESG Segment	4.91
AIA U.S. Large Cap Core ESG Segment	6.85
AIA U.S. Large Cap Value ESG Segment	4.43
AIA U.S. Small/Mid Cap ESG Segment	7.01
Harris Associates Large Cap Value Segment	8.44
Loomis Sayles All Cap Growth Segment	8.44
Mirova International Sustainable Equity Fund	5.01
WCM Focused Emerging Markets Fund	2.43
WCM Focused International Growth Fund	5.01
Fixed Income	45.47
Loomis Sayles Core Fixed Income Segment	19.41
Loomis Sayles Inflation Protected Securities Fund	7.46
Loomis Sayles Limited Term Government and Agency Fund	8.93
Mirova Global Green Bond Fund	9.67
Cash	2.00

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

| 8

NATIXIS SUSTAINABLE FUTURE FUNDS®
NATIXIS SUSTAINABLE FUTURE 2025 FUND
Average Annual Total Returns —January 31, 2024[1]
	1 Year	5 Years	Life of Fund	Expense Ratios[3]
				Gross	Net
Class N (Inception 2/28/17)
NAV	8.24%[4]	6.77%	6.91%	2.65%	0.51%
Comparative Performance
S&P Target Date 2025® Index[2]	7.89	6.33	6.07
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 24.
NATIXIS SUSTAINABLE FUTURE 2030 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares[1]
February 28, 2017 (inception) through January 31, 2024

See notes to chart on page 24.
9 |

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Asset Allocation as of January 31, 2024*
% of Net Assets
Equity	61.21%
AIA International Developed Markets Equity ESG Segment	5.64
AIA U.S. Large Cap Core ESG Segment	7.94
AIA U.S. Large Cap Value ESG Segment	5.13
AIA U.S. Small/Mid Cap ESG Segment	8.10
Harris Associates Large Cap Value Segment	9.92
Loomis Sayles All Cap Growth Segment	9.79
Mirova International Sustainable Equity Fund	5.64
WCM Focused Emerging Markets Fund	3.39
WCM Focused International Growth Fund	5.66
Fixed Income	36.79
Loomis Sayles Core Fixed Income Segment	17.31
Loomis Sayles Inflation Protected Securities Fund	5.18
Loomis Sayles Limited Term Government and Agency Fund	6.15
Mirova Global Green Bond Fund	8.15
Cash	2.00

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

| 10

NATIXIS SUSTAINABLE FUTURE FUNDS®
NATIXIS SUSTAINABLE FUTURE 2030 FUND
Average Annual Total Returns —January 31, 2024[1]
	1 Year	5 Years	Life of Fund	Expense Ratios[3]
				Gross	Net
Class N (Inception 2/28/17)
NAV	8.92%[4]	7.68%	7.82%	1.66%	0.52%
Comparative Performance
S&P Target Date 2030® Index[2]	9.01	7.17	6.79
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 24.
NATIXIS SUSTAINABLE FUTURE 2035 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares[1]
February 28, 2017 (inception) through January 31, 2024

See notes to chart on page 24.
11 |

NATIXIS SUSTAINABLE FUTURE 2035 FUND

Asset Allocation as of January 31, 2024*
% of Net Assets
Equity	70.18%
AIA International Developed Markets Equity ESG Segment	6.47
AIA U.S. Large Cap Core ESG Segment	9.18
AIA U.S. Large Cap Value ESG Segment	5.94
AIA U.S. Small/Mid Cap ESG Segment	9.36
Harris Associates Large Cap Value Segment	11.48
Loomis Sayles All Cap Growth Segment	11.32
Mirova International Sustainable Equity Fund	6.47
WCM Focused Emerging Markets Fund	3.46
WCM Focused International Growth Fund	6.50
Fixed Income	27.82
Loomis Sayles Core Fixed Income Segment	12.83
Loomis Sayles Inflation Protected Securities Fund	4.58
Loomis Sayles Limited Term Government and Agency Fund	4.70
Mirova Global Green Bond Fund	5.71
Cash	2.00

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

| 12

NATIXIS SUSTAINABLE FUTURE FUNDS®
NATIXIS SUSTAINABLE FUTURE 2035 FUND
Average Annual Total Returns —January 31, 2024[1]
	1 Year	5 Years	Life of Fund	Expense Ratios[3]
				Gross	Net
Class N (Inception 2/28/17)
NAV	9.83%	8.53%	8.59%	1.63%	0.53%
Comparative Performance
S&P Target Date 2035® Index[2]	10.09	8.06	7.55
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 24.
NATIXIS SUSTAINABLE FUTURE 2040 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares[1]
February 28, 2017 (inception) through January 31, 2024

See notes to chart on page 24.
13 |

NATIXIS SUSTAINABLE FUTURE 2040 FUND

Asset Allocation as of January 31, 2024*
% of Net Assets
Equity	78.82%
AIA International Developed Markets Equity ESG Segment	6.99
AIA U.S. Large Cap Core ESG Segment	10.46
AIA U.S. Large Cap Value ESG Segment	6.76
AIA U.S. Small/Mid Cap ESG Segment	10.68
Harris Associates Large Cap Value Segment	13.06
Loomis Sayles All Cap Growth Segment	12.86
Mirova International Sustainable Equity Fund	7.06
WCM Focused Emerging Markets Fund	3.93
WCM Focused International Growth Fund	7.02
Fixed Income	19.18
Loomis Sayles Core Fixed Income Segment	8.62
Loomis Sayles Inflation Protected Securities Fund	3.58
Loomis Sayles Limited Term Government and Agency Fund	2.85
Mirova Global Green Bond Fund	4.13
Cash	2.00

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

| 14

NATIXIS SUSTAINABLE FUTURE FUNDS®
NATIXIS SUSTAINABLE FUTURE 2040 FUND
Average Annual Total Returns —January 31, 2024[1]
	1 Year	5 Years	Life of Fund	Expense Ratios[3]
				Gross	Net
Class N (Inception 2/28/17)
NAV	10.82%	9.09%	9.14%	1.88%	0.54%
Comparative Performance
S&P Target Date 2040® Index[2]	11.08	8.74	8.12
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 24.
NATIXIS SUSTAINABLE FUTURE 2045 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares[1]
February 28, 2017 (inception) through January 31, 2024

See notes to chart on page 24.
15 |

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Asset Allocation as of January 31, 2024*
% of Net Assets
Equity	85.49%
AIA International Developed Markets Equity ESG Segment	7.96
AIA U.S. Large Cap Core ESG Segment	11.02
AIA U.S. Large Cap Value ESG Segment	7.11
AIA U.S. Small/Mid Cap ESG Segment	11.21
Harris Associates Large Cap Value Segment	13.72
Loomis Sayles All Cap Growth Segment	13.53
Mirova International Sustainable Equity Fund	8.04
WCM Focused Emerging Markets Fund	4.89
WCM Focused International Growth Fund	8.01
Fixed Income	12.51
Loomis Sayles Core Fixed Income Segment	4.65
Loomis Sayles Inflation Protected Securities Fund	2.58
Loomis Sayles Limited Term Government and Agency Fund	1.73
Mirova Global Green Bond Fund	3.55
Cash	2.00

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

| 16

NATIXIS SUSTAINABLE FUTURE FUNDS®
NATIXIS SUSTAINABLE FUTURE 2045 FUND
Average Annual Total Returns —January 31, 2024[1]
	1 Year	5 Years	Life of Fund	Expense Ratios[3]
				Gross	Net
Class N (Inception 2/28/17)
NAV	11.19%	9.60%	9.60%	1.88%	0.54%
Comparative Performance
S&P Target Date 2045® Index[2]	11.70	9.16	8.46
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 24.
NATIXIS SUSTAINABLE FUTURE 2050 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares[1]
February 28, 2017 (inception) through January 31, 2024

See notes to chart on page 24.
17 |

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Asset Allocation as of January 31, 2024*
% of Net Assets
Equity	90.66%
AIA International Developed Markets Equity ESG Segment	8.59
AIA U.S. Large Cap Core ESG Segment	11.62
AIA U.S. Large Cap Value ESG Segment	7.51
AIA U.S. Small/Mid Cap ESG Segment	11.86
Harris Associates Large Cap Value Segment	14.51
Loomis Sayles All Cap Growth Segment	14.31
Mirova International Sustainable Equity Fund	8.65
WCM Focused Emerging Markets Fund	5.01
WCM Focused International Growth Fund	8.60
Fixed Income	7.31
Loomis Sayles Core Fixed Income Segment	5.65
Mirova Global Green Bond Fund	1.66
Cash	2.03

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

| 18

NATIXIS SUSTAINABLE FUTURE FUNDS®
NATIXIS SUSTAINABLE FUTURE 2050 FUND
Average Annual Total Returns —January 31, 2024[1]
	1 Year	5 Years	Life of Fund	Expense Ratios[3]
				Gross	Net
Class N (Inception 2/28/17)
NAV	11.49%	9.68%	9.70%	2.05%	0.55%
Comparative Performance
S&P Target Date 2050® Index[2]	11.99	9.36	8.64
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 24.
NATIXIS SUSTAINABLE FUTURE 2055 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares[1]
February 28, 2017 (inception) through January 31, 2024

See notes to chart on page 24.
19 |

NATIXIS SUSTAINABLE FUTURE 2055 FUND

Asset Allocation as of January 31, 2024*
% of Net Assets
Equity	92.33%
AIA International Developed Markets Equity ESG Segment	9.00
AIA U.S. Large Cap Core ESG Segment	11.64
AIA U.S. Large Cap Value ESG Segment	7.53
AIA U.S. Small/Mid Cap ESG Segment	11.85
Harris Associates Large Cap Value Segment	14.51
Loomis Sayles All Cap Growth Segment	14.31
Mirova International Sustainable Equity Fund	9.02
WCM Focused Emerging Markets Fund	5.40
WCM Focused International Growth Fund	9.07
Fixed Income	5.66
Loomis Sayles Core Fixed Income Segment	4.16
Mirova Global Green Bond Fund	1.50
Cash	2.01

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

| 20

NATIXIS SUSTAINABLE FUTURE FUNDS®
NATIXIS SUSTAINABLE FUTURE 2055 FUND
Average Annual Total Returns —January 31, 2024[1]
	1 Year	5 Years	Life of Fund	Expense Ratios[3]
				Gross	Net
Class N (Inception 2/28/17)
NAV	11.68%	9.66%	9.68%	2.37%	0.55%
Comparative Performance
S&P Target Date 2055® Index[2]	11.99	9.42	8.71
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 24.
NATIXIS SUSTAINABLE FUTURE 2060 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares[1]
February 28, 2017 (inception) through January 31, 2024

See notes to chart on page 24.
21 |

NATIXIS SUSTAINABLE FUTURE 2060 FUND

Asset Allocation as of January 31, 2024*
% of Net Assets
Equity	92.41%
AIA International Developed Markets Equity ESG Segment	9.04
AIA U.S. Large Cap Core ESG Segment	11.64
AIA U.S. Large Cap Value ESG Segment	7.52
AIA U.S. Small/Mid Cap ESG Segment	11.87
Harris Associates Large Cap Value Segment	14.34
Loomis Sayles All Cap Growth Segment	14.28
Mirova International Sustainable Equity Fund	9.12
WCM Focused Emerging Markets Fund	5.49
WCM Focused International Growth Fund	9.11
Fixed Income	5.58
Loomis Sayles Core Fixed Income Segment	4.05
Mirova Global Green Bond Fund	1.53
Cash	2.01

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

| 22

NATIXIS SUSTAINABLE FUTURE FUNDS®
NATIXIS SUSTAINABLE FUTURE 2060 FUND
Average Annual Total Returns —January 31, 2024[1]
	1 Year	5 Years	Life of Fund	Expense Ratios[3]
				Gross	Net
Class N (Inception 2/28/17)
NAV	11.78%	9.96%	9.94%	3.22%	0.55%
Comparative Performance
S&P Target Date 2060® Index[2]	12.08	9.46	8.81
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
NATIXIS SUSTAINABLE FUTURE 2065 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares[1]
December 15, 2021 (inception) through January 31, 2024

23 |

NATIXIS SUSTAINABLE FUTURE 2065 FUND

Asset Allocation as of January 31, 2024*
% of Net Assets
Equity	92.62%
AIA International Developed Markets Equity ESG Segment	8.87
AIA U.S. Large Cap Core ESG Segment	11.67
AIA U.S. Large Cap Value ESG Segment	7.37
AIA U.S. Small/Mid Cap ESG Segment	11.72
Harris Associates Large Cap Value Segment	14.50
Loomis Sayles All Cap Growth Segment	15.20
Mirova International Sustainable Equity Fund	8.93
WCM Focused Emerging Markets Fund	5.36
WCM Focused International Growth Fund	9.00
Fixed Income	5.37
Loomis Sayles Core Fixed Income Segment	3.88
Mirova Global Green Bond Fund	1.49
Cash	2.01

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns —January 31, 2024[1]
	1 Year	Life of Fund	Expense Ratios[3]
			Gross	Net
Class N (Inception 12/15/21)
NAV	11.76%	0.72%	5.85%	0.55%
Comparative Performance
S&P Target Date 2065+® Index[2]	12.25	1.35
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
2
The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

3
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the
Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/24. When a
Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

4
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

| 24

ADDITIONAL INFORMATION
The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.
All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.
ADDITIONAL INDEX INFORMATION
This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.
The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.
PROXY VOTING INFORMATION
A description of the Natixis Funds' proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com, and on the Securities and Exchange Commission (“SEC”) website at www.sec.gov. Information about how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Natixis Funds’ website and the SEC website.
QUARTERLY PORTFOLIO SCHEDULES
The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE-TRADED FUNDS
In October 2022, the SEC adopted rule and form amendments requiring mutual funds and exchange-traded funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.
25 |

Understanding Fund Expenses
As a mutual fund shareholder, you incur different costs:  transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees ("12b-1 fees"), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds' prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.
The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2023 through January 31, 2024. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.
The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.
Natixis Sustainable Future 2015 Fund	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period* 8/1/2023 – 1/31/2024
Class N
Actual	$1,000.00	$1,036.90	$1.13
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.22%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (184), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Natixis Sustainable Future 2020 Fund	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period* 8/1/2023 – 1/31/2024
Class N
Actual	$1,000.00	$1,036.30	$1.18
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$1.17

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.23%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (184), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Natixis Sustainable Future 2025 Fund	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period* 8/1/2023 – 1/31/2024
Class N
Actual	$1,000.00	$1,036.40	$1.18
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$1.17

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.23%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (184), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

| 26

Natixis Sustainable Future 2030 Fund	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period* 8/1/2023 – 1/31/2024
Class N
Actual	$1,000.00	$1,037.00	$1.23
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.22

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.24%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (184), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Natixis Sustainable Future 2035 Fund	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period* 8/1/2023 – 1/31/2024
Class N
Actual	$1,000.00	$1,036.70	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.33

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.26%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (184), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Natixis Sustainable Future 2040 Fund	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period* 8/1/2023 – 1/31/2024
Class N
Actual	$1,000.00	$1,037.60	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.27%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (184), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Natixis Sustainable Future 2045 Fund	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period* 8/1/2023 – 1/31/2024
Class N
Actual	$1,000.00	$1,036.20	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.33

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.26%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (184), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

27 |

Natixis Sustainable Future 2050 Fund	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period* 8/1/2023 – 1/31/2024
Class N
Actual	$1,000.00	$1,035.70	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.27%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (184), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Natixis Sustainable Future 2055 Fund	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period* 8/1/2023 – 1/31/2024
Class N
Actual	$1,000.00	$1,037.10	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.27%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (184), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Natixis Sustainable Future 2060 Fund	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period* 8/1/2023 – 1/31/2024
Class N
Actual	$1,000.00	$1,037.50	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.27%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (184), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Natixis Sustainable Future 2065 Fund	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period* 8/1/2023 – 1/31/2024
Class N
Actual	$1,000.00	$1,037.30	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement) of 0.28%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (184), divided by 365 (to reflect the half–year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

| 28

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 25.5% of Net Assets
	Aerospace & Defense — 0.5%
33	AAR Corp.(a)	$2,007
84	Boeing Co.(a)	17,727
7	L3Harris Technologies, Inc.	1,459
6	Lockheed Martin Corp.	2,576
14	Moog, Inc., Class A	1,957
2	Northrop Grumman Corp.	894
23	RTX Corp.	2,096
		28,716
	Air Freight & Logistics — 0.2%
45	Expeditors International of Washington, Inc.	5,685
4	FedEx Corp.	965
27	GXO Logistics, Inc.(a)	1,468
14	United Parcel Service, Inc., Class B	1,987
		10,105
	Automobile Components — 0.3%
6	Aptiv PLC(a)	488
138	BorgWarner, Inc.	4,678
97	Dana, Inc.	1,315
87	Magna International, Inc.	4,946
104	Mobileye Global, Inc., Class A(a)	2,689
23	Phinia, Inc.	696
13	Visteon Corp.(a)	1,499
		16,311
	Automobiles — 0.5%
282	General Motors Co.	10,942
79	Tesla, Inc.(a)	14,796
14	Thor Industries, Inc.	1,582
		27,320
	Banks — 1.3%
55	Ameris Bancorp	2,730
222	Banc of California, Inc.	3,059
315	Bank of America Corp.	10,713
154	Citigroup, Inc.	8,650
23	Citizens Financial Group, Inc.	752
32	East West Bancorp, Inc.	2,330
3	First Citizens BancShares, Inc., Class A	4,530
103	First Financial Bancorp	2,309
257	FNB Corp.	3,387
169	Fulton Financial Corp.	2,635
56	International Bancshares Corp.	2,960
51	JPMorgan Chase & Co.	8,892
17	PNC Financial Services Group, Inc.	2,571
26	Regions Financial Corp.	486
174	Truist Financial Corp.	6,449
54	Webster Financial Corp.	2,672
188	Wells Fargo & Co.	9,434
		74,559
	Beverages — 0.4%
9	Boston Beer Co., Inc., Class A(a)	3,143
36	Coca-Cola Co.	2,142
30	Keurig Dr Pepper, Inc.	943
230	Monster Beverage Corp.(a)	12,655
23	PepsiCo, Inc.	3,876
		22,759
	Biotechnology — 0.6%
23	AbbVie, Inc.	3,781
40	Alnylam Pharmaceuticals, Inc.(a)	6,916
Shares	Description	Value (†)
	Biotechnology — continued
6	Amgen, Inc.	$1,886
3	Biogen, Inc.(a)	740
46	CRISPR Therapeutics AG(a)	2,896
24	Cytokinetics, Inc.(a)	1,875
31	Gilead Sciences, Inc.	2,426
28	Halozyme Therapeutics, Inc.(a)	948
12	Incyte Corp.(a)	705
16	Neurocrine Biosciences, Inc.(a)	2,236
10	Regeneron Pharmaceuticals, Inc.(a)	9,428
4	United Therapeutics Corp.(a)	859
2	Vertex Pharmaceuticals, Inc.(a)	867
		35,563
	Broadline Retail — 0.8%
37	Alibaba Group Holding Ltd., ADR	2,671
231	Amazon.com, Inc.(a)	35,851
102	eBay, Inc.	4,189
		42,711
	Building Products — 0.4%
7	Carlisle Cos., Inc.	2,200
15	Carrier Global Corp.	821
68	Fortune Brands Innovations, Inc.	5,276
6	Lennox International, Inc.	2,569
94	Masco Corp.	6,325
21	Owens Corning	3,182
18	Trex Co., Inc.(a)	1,467
		21,840
	Capital Markets — 1.6%
148	Bank of New York Mellon Corp.	8,208
7	BlackRock, Inc.	5,420
11	Cboe Global Markets, Inc.	2,022
131	Charles Schwab Corp.	8,243
13	CME Group, Inc.	2,676
11	FactSet Research Systems, Inc.	5,235
18	Goldman Sachs Group, Inc.	6,912
93	Intercontinental Exchange, Inc.	11,842
40	Janus Henderson Group PLC	1,150
104	KKR & Co., Inc.	9,004
8	Moody's Corp.	3,136
16	Morgan Stanley	1,396
9	MSCI, Inc.	5,388
5	Northern Trust Corp.	398
7	S&P Global, Inc.	3,139
70	SEI Investments Co.	4,427
94	State Street Corp.	6,944
5	T. Rowe Price Group, Inc.	542
9	Virtus Investment Partners, Inc.	2,125
		88,207
	Chemicals — 0.4%
3	Air Products & Chemicals, Inc.	767
27	Celanese Corp.	3,950
120	Corteva, Inc.	5,458
9	DuPont de Nemours, Inc.	556
10	Ecolab, Inc.	1,982
25	HB Fuller Co.	1,894
18	Innospec, Inc.	2,090
10	Linde PLC	4,048
22	Minerals Technologies, Inc.	1,438
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2015 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
3	Sherwin-Williams Co.	$913
11	Stepan Co.	982
		24,078
	Commercial Services & Supplies — 0.0%
12	MSA Safety, Inc.	1,980
4	Waste Management, Inc.	743
		2,723
	Communications Equipment — 0.1%
32	Ciena Corp.(a)	1,696
65	Cisco Systems, Inc.	3,262
11	F5, Inc.(a)	2,021
3	Motorola Solutions, Inc.	958
		7,937
	Construction & Engineering — 0.1%
42	AECOM	3,704
	Construction Materials — 0.1%
4	Martin Marietta Materials, Inc.	2,034
8	Vulcan Materials Co.	1,808
		3,842
	Consumer Finance — 0.6%
299	Ally Financial, Inc.	10,967
55	American Express Co.	11,041
83	Capital One Financial Corp.	11,231
18	Synchrony Financial	700
		33,939
	Consumer Staples Distribution & Retail — 0.5%
25	BJ's Wholesale Club Holdings, Inc.(a)	1,609
5	Casey's General Stores, Inc.	1,357
6	Costco Wholesale Corp.	4,169
271	Kroger Co.	12,504
42	Sprouts Farmers Market, Inc.(a)	2,116
6	Target Corp.	834
28	Walmart, Inc.	4,627
		27,216
	Containers & Packaging — 0.1%
6	Ball Corp.	333
25	Crown Holdings, Inc.	2,212
41	Sonoco Products Co.	2,333
		4,878
	Distributors — 0.0%
6	Genuine Parts Co.	841
	Diversified Consumer Services — 0.1%
15	Grand Canyon Education, Inc.(a)	1,959
31	Service Corp. International	2,081
		4,040
	Diversified REITs — 0.0%
73	American Assets Trust, Inc.	1,637
	Diversified Telecommunication Services — 0.1%
155	AT&T, Inc.	2,742
24	Iridium Communications, Inc.	870
107	Verizon Communications, Inc.	4,532
		8,144
	Electric Utilities — 0.2%
32	American Electric Power Co., Inc.	2,500
33	Evergy, Inc.	1,675
26	Eversource Energy	1,410
Shares	Description	Value (†)
	Electric Utilities — continued
21	Exelon Corp.	$731
26	FirstEnergy Corp.	954
17	IDACORP, Inc.	1,574
		8,844
	Electrical Equipment — 0.2%
14	Eaton Corp. PLC	3,445
21	Emerson Electric Co.	1,926
36	nVent Electric PLC	2,162
14	Regal Rexnord Corp.	1,868
		9,401
	Electronic Equipment, Instruments & Components — 0.3%
19	Advanced Energy Industries, Inc.	1,980
18	Amphenol Corp., Class A	1,820
40	Avnet, Inc.	1,812
30	Cognex Corp.	1,084
9	Corning, Inc.	292
103	Knowles Corp.(a)	1,680
6	Littelfuse, Inc.	1,451
32	TE Connectivity Ltd.	4,550
2	Teledyne Technologies, Inc.(a)	837
2	Zebra Technologies Corp., Class A(a)	479
		15,985
	Energy Equipment & Services — 0.1%
55	ChampionX Corp.	1,507
112	NOV, Inc.	2,185
24	Schlumberger NV	1,169
		4,861
	Entertainment — 0.7%
10	Electronic Arts, Inc.	1,376
32	Netflix, Inc.(a)	18,051
5	Take-Two Interactive Software, Inc.(a)	825
162	Walt Disney Co.	15,560
502	Warner Bros Discovery, Inc.(a)	5,030
		40,842
	Financial Services — 1.0%
55	Block, Inc.(a)	3,575
63	Fiserv, Inc.(a)	8,938
38	Global Payments, Inc.	5,063
4	Jack Henry & Associates, Inc.	663
8	Mastercard, Inc., Class A	3,594
163	MGIC Investment Corp.	3,234
71	PayPal Holdings, Inc.(a)	4,356
76	Visa, Inc., Class A	20,768
40	Voya Financial, Inc.	2,895
9	WEX, Inc.(a)	1,839
		54,925
	Food Products — 0.3%
21	Campbell Soup Co.	937
34	Conagra Brands, Inc.	991
25	Darling Ingredients, Inc.(a)	1,082
35	General Mills, Inc.	2,272
6	Hershey Co.	1,161
34	Hormel Foods Corp.	1,033
18	Ingredion, Inc.	1,936
7	J M Smucker Co.	921
24	Kellanova	1,314
70	Kraft Heinz Co.	2,599
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2015 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
16	McCormick & Co., Inc.	$1,091
40	Mondelez International, Inc., Class A	3,011
		18,348
	Gas Utilities — 0.1%
12	Atmos Energy Corp.	1,367
49	New Jersey Resources Corp.	2,001
20	ONE Gas, Inc.	1,227
		4,595
	Ground Transportation — 0.2%
59	CSX Corp.	2,106
4	JB Hunt Transport Services, Inc.	804
9	Norfolk Southern Corp.	2,117
12	Ryder System, Inc.	1,363
5	Saia, Inc.(a)	2,253
12	Uber Technologies, Inc.(a)	783
5	Union Pacific Corp.	1,220
19	XPO, Inc.(a)	1,623
		12,269
	Health Care Equipment & Supplies — 0.5%
29	Abbott Laboratories	3,281
2	Align Technology, Inc.(a)	535
97	Baxter International, Inc.	3,753
7	Becton Dickinson & Co.	1,672
11	Edwards Lifesciences Corp.(a)	863
5	GE HealthCare Technologies, Inc.	367
18	Globus Medical, Inc., Class A(a)	950
14	Haemonetics Corp.(a)	1,070
15	Intuitive Surgical, Inc.(a)	5,673
21	LeMaitre Vascular, Inc.	1,219
29	Medtronic PLC	2,539
35	Merit Medical Systems, Inc.(a)	2,740
6	Penumbra, Inc.(a)	1,513
6	Shockwave Medical, Inc.(a)	1,358
4	Stryker Corp.	1,342
		28,875
	Health Care Providers & Services — 0.7%
26	Acadia Healthcare Co., Inc.(a)	2,136
10	Cardinal Health, Inc.	1,092
104	Centene Corp.(a)	7,832
4	Chemed Corp.	2,371
9	Cigna Group	2,709
74	CVS Health Corp.	5,503
5	Elevance Health, Inc.	2,467
19	HCA Healthcare, Inc.	5,793
13	Henry Schein, Inc.(a)	973
1	Humana, Inc.	378
4	Laboratory Corp. of America Holdings	889
1	McKesson Corp.	500
48	Select Medical Holdings Corp.	1,248
11	UnitedHealth Group, Inc.	5,629
		39,520
	Health Care REITs — 0.0%
116	Physicians Realty Trust	1,420
	Health Care Technology — 0.2%
171	Doximity, Inc., Class A(a)	4,609
30	Veeva Systems, Inc., Class A(a)	6,222
		10,831
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
27	Host Hotels & Resorts, Inc.	$519
	Hotels, Restaurants & Leisure — 0.5%
49	Aramark	1,425
16	Hilton Worldwide Holdings, Inc.	3,055
19	Marriott Vacations Worldwide Corp.	1,594
12	McDonald's Corp.	3,512
81	Starbucks Corp.	7,535
40	Travel & Leisure Co.	1,617
6	Wingstop, Inc.	1,687
76	Yum China Holdings, Inc.	2,629
32	Yum! Brands, Inc.	4,144
		27,198
	Household Durables — 0.2%
41	KB Home	2,443
16	Meritage Homes Corp.	2,650
15	PulteGroup, Inc.	1,568
53	Taylor Morrison Home Corp.(a)	2,764
		9,425
	Household Products — 0.2%
21	Church & Dwight Co., Inc.	2,097
9	Colgate-Palmolive Co.	758
63	Energizer Holdings, Inc.	1,992
45	Procter & Gamble Co.	7,071
		11,918
	Independent Power & Renewable Electricity Producers — 0.0%
68	AES Corp.	1,134
	Industrial Conglomerates — 0.2%
7	3M Co.	661
34	General Electric Co.	4,502
20	Honeywell International, Inc.	4,045
		9,208
	Industrial REITs — 0.1%
13	Prologis, Inc.	1,647
56	Rexford Industrial Realty, Inc.	2,945
		4,592
	Insurance — 0.9%
5	Allstate Corp.	776
126	American International Group, Inc.	8,758
15	Arch Capital Group Ltd.(a)	1,236
11	Arthur J Gallagher & Co.	2,554
6	Assurant, Inc.	1,008
45	Assured Guaranty Ltd.	3,651
9	Chubb Ltd.	2,205
30	First American Financial Corp.	1,811
18	Hanover Insurance Group, Inc.	2,376
18	Hartford Financial Services Group, Inc.	1,565
7	Marsh & McLennan Cos., Inc.	1,357
13	Prudential Financial, Inc.	1,364
35	Reinsurance Group of America, Inc.	6,086
25	Selective Insurance Group, Inc.	2,622
14	Travelers Cos., Inc.	2,959
34	Willis Towers Watson PLC	8,374
		48,702
	Interactive Media & Services — 1.3%
123	Alphabet, Inc., Class A(a)	17,232
166	Alphabet, Inc., Class C(a)	23,539
83	Meta Platforms, Inc., Class A(a)	32,382
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2015 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
48	Yelp, Inc.(a)	$2,099
50	ZoomInfo Technologies, Inc.(a)	802
		76,054
	IT Services — 0.3%
8	Accenture PLC, Class A	2,911
27	Cognizant Technology Solutions Corp., Class A	2,082
27	GoDaddy, Inc., Class A(a)	2,880
20	International Business Machines Corp.	3,673
74	Shopify, Inc., Class A(a)	5,925
		17,471
	Leisure Products — 0.0%
90	Mattel, Inc.(a)	1,610
21	YETI Holdings, Inc.(a)	923
		2,533
	Life Sciences Tools & Services — 0.4%
5	Agilent Technologies, Inc.	651
20	Danaher Corp.	4,798
33	Illumina, Inc.(a)	4,719
38	IQVIA Holdings, Inc.(a)	7,913
10	Repligen Corp.(a)	1,894
6	Thermo Fisher Scientific, Inc.	3,234
		23,209
	Machinery — 0.5%
12	AGCO Corp.	1,468
5	Caterpillar, Inc.	1,501
8	Chart Industries, Inc.(a)	934
1	Cummins, Inc.	239
5	Deere & Co.	1,968
10	Dover Corp.	1,498
16	Fortive Corp.	1,251
41	Graco, Inc.	3,497
3	Illinois Tool Works, Inc.	783
29	ITT, Inc.	3,502
17	Oshkosh Corp.	1,872
4	Parker-Hannifin Corp.	1,858
20	SPX Technologies, Inc.(a)	2,013
30	Terex Corp.	1,843
25	Toro Co.	2,312
		26,539
	Media — 0.4%
17	Charter Communications, Inc., Class A(a)	6,302
194	Comcast Corp., Class A	9,029
60	Interpublic Group of Cos., Inc.	1,980
38	Liberty Broadband Corp., Class C(a)	2,981
27	Omnicom Group, Inc.	2,440
		22,732
	Metals & Mining — 0.2%
57	Alcoa Corp.	1,696
92	Cleveland-Cliffs, Inc.(a)	1,844
28	Commercial Metals Co.	1,462
11	Newmont Corp.	380
8	Reliance Steel & Aluminum Co.	2,283
36	U.S. Steel Corp.	1,693
		9,358
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
202	Annaly Capital Management, Inc.	3,877
80	KKR Real Estate Finance Trust, Inc.	979
		4,856
Shares	Description	Value (†)
	Multi-Utilities — 0.1%
22	Consolidated Edison, Inc.	$2,000
8	DTE Energy Co.	843
4	WEC Energy Group, Inc.	323
		3,166
	Office REITs — 0.1%
100	COPT Defense Properties	2,356
63	Douglas Emmett, Inc.	854
84	Easterly Government Properties, Inc.	1,032
87	Highwoods Properties, Inc.	1,998
62	Kilroy Realty Corp.	2,217
		8,457
	Oil, Gas & Consumable Fuels — 1.1%
148	Antero Midstream Corp.	1,812
39	Antero Resources Corp.(a)	871
214	APA Corp.	6,705
31	Chevron Corp.	4,570
65	CNX Resources Corp.(a)	1,313
92	ConocoPhillips	10,292
22	Devon Energy Corp.	924
70	EOG Resources, Inc.	7,965
67	Exxon Mobil Corp.	6,888
5	Hess Corp.	703
29	HF Sinclair Corp.	1,638
98	Kinder Morgan, Inc.	1,658
17	ONEOK, Inc.	1,160
42	Ovintiv, Inc.	1,782
65	Phillips 66	9,380
47	Range Resources Corp.	1,365
180	Southwestern Energy Co.(a)	1,161
7	Valero Energy Corp.	972
34	Williams Cos., Inc.	1,179
		62,338
	Passenger Airlines — 0.0%
44	Delta Air Lines, Inc.	1,722
	Personal Care Products — 0.0%
3	Estee Lauder Cos., Inc., Class A	396
	Pharmaceuticals — 0.7%
53	Bristol-Myers Squibb Co.	2,590
5	Eli Lilly & Co.	3,228
13	Jazz Pharmaceuticals PLC(a)	1,595
47	Johnson & Johnson	7,468
43	Merck & Co., Inc.	5,194
28	Novartis AG, ADR	2,897
58	Novo Nordisk AS, ADR	6,655
30	Perrigo Co. PLC	963
102	Pfizer, Inc.	2,762
86	Roche Holding AG, ADR	3,022
13	Zoetis, Inc.	2,442
		38,816
	Professional Services — 0.2%
4	Automatic Data Processing, Inc.	983
16	Equifax, Inc.	3,910
17	Exponent, Inc.	1,499
23	Korn Ferry	1,349
9	Leidos Holdings, Inc.	994
4	Paychex, Inc.	487
9	Paylocity Holding Corp.(a)	1,426
		10,648
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2015 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — 0.2%
102	CBRE Group, Inc., Class A(a)	$8,803
12	Jones Lang LaSalle, Inc.(a)	2,125
		10,928
	Residential REITs — 0.0%
6	AvalonBay Communities, Inc.	1,074
9	Camden Property Trust	845
		1,919
	Retail REITs — 0.1%
166	Brixmor Property Group, Inc.	3,725
57	NNN REIT, Inc.	2,299
6	Simon Property Group, Inc.	832
		6,856
	Semiconductors & Semiconductor Equipment — 1.3%
12	Advanced Micro Devices, Inc.(a)	2,012
14	Analog Devices, Inc.	2,693
73	ARM Holdings PLC, ADR(a)	5,159
3	Broadcom, Inc.	3,540
85	Intel Corp.	3,662
25	Lattice Semiconductor Corp.(a)	1,521
14	Micron Technology, Inc.	1,201
60	NVIDIA Corp.	36,916
13	Onto Innovation, Inc.(a)	2,099
9	Qorvo, Inc.(a)	898
49	QUALCOMM, Inc.	7,277
11	Silicon Laboratories, Inc.(a)	1,357
16	Synaptics, Inc.(a)	1,709
18	Texas Instruments, Inc.	2,882
10	Universal Display Corp.	1,698
		74,624
	Software — 2.0%
3	Adobe, Inc.(a)	1,853
6	ANSYS, Inc.(a)	1,967
47	Autodesk, Inc.(a)	11,929
4	Cadence Design Systems, Inc.(a)	1,154
35	Dynatrace, Inc.(a)	1,995
2	Intuit, Inc.	1,263
13	Manhattan Associates, Inc.(a)	3,153
74	Microsoft Corp.	29,421
166	Oracle Corp.	18,542
2	Palo Alto Networks, Inc.(a)	677
7	PTC, Inc.(a)	1,265
10	Qualys, Inc.(a)	1,892
6	Roper Technologies, Inc.	3,222
61	Salesforce, Inc.(a)	17,146
3	ServiceNow, Inc.(a)	2,296
8	SPS Commerce, Inc.(a)	1,470
3	Synopsys, Inc.(a)	1,600
2	Tyler Technologies, Inc.(a)	846
28	Workday, Inc., Class A(a)	8,150
		109,841
	Specialized REITs — 0.1%
4	American Tower Corp.	783
6	Crown Castle, Inc.	650
3	Digital Realty Trust, Inc.	421
1	Equinix, Inc.	830
20	Weyerhaeuser Co.	655
		3,339
Shares	Description	Value (†)
	Specialty Retail — 0.4%
5	Asbury Automotive Group, Inc.(a)	$1,045
13	Burlington Stores, Inc.(a)	2,485
8	Dick's Sporting Goods, Inc.	1,193
8	Five Below, Inc.(a)	1,436
23	Floor & Decor Holdings, Inc., Class A(a)	2,313
13	Home Depot, Inc.	4,589
5	Lithia Motors, Inc.	1,474
7	Lowe's Cos., Inc.	1,490
8	Ross Stores, Inc.	1,122
31	TJX Cos., Inc.	2,942
8	Williams-Sonoma, Inc.	1,547
		21,636
	Technology Hardware, Storage & Peripherals — 0.3%
86	Apple, Inc.	15,859
38	Hewlett Packard Enterprise Co.	581
23	HP, Inc.	660
9	NetApp, Inc.	785
		17,885
	Textiles, Apparel & Luxury Goods — 0.2%
12	Crocs, Inc.(a)	1,218
4	Deckers Outdoor Corp.(a)	3,015
22	NIKE, Inc., Class B	2,234
16	PVH Corp.	1,924
281	Under Armour, Inc., Class A(a)	2,141
163	Under Armour, Inc., Class C(a)	1,206
		11,738
	Trading Companies & Distributors — 0.1%
12	GATX Corp.	1,472
7	Watsco, Inc.	2,737
		4,209
	Water Utilities — 0.1%
19	American States Water Co.	1,417
4	American Water Works Co., Inc.	496
39	Essential Utilities, Inc.	1,399
		3,312
	Total Common Stocks (Identified Cost $1,240,285)	1,429,064

Principal Amount
Bonds and Notes — 21.2%
	Apartment REITs — 0.1%
$7,000	Essex Portfolio LP, 3.000%, 1/15/2030	6,248
	Automotive — 0.4%
17,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	16,742
2,000	Lear Corp., 4.250%, 5/15/2029	1,931
7,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	6,143
		24,816
	Banking — 3.1%
16,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	15,297
6,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	5,999
7,000	Bank of Nova Scotia, 3.400%, 2/11/2024	6,995
13,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	11,976
9,000	Citigroup, Inc., 4.600%, 3/09/2026	8,929
11,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	10,811
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2015 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$13,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	$12,975
12,000	KeyCorp, MTN, 2.550%, 10/01/2029	10,320
6,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	5,628
6,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	5,507
5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	4,873
14,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	13,275
13,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	12,918
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,921
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,955
7,000	State Street Corp., 2.400%, 1/24/2030	6,247
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,836
13,000	Truist Bank, 3.200%, 4/01/2024	12,946
14,000	Westpac Banking Corp., 2.350%, 2/19/2025	13,630
		175,038
	Brokerage — 0.4%
11,000	BlackRock, Inc., 2.400%, 4/30/2030	9,712
15,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,406
		20,118
	Building Materials — 0.3%
7,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	6,471
9,000	Owens Corning, 3.950%, 8/15/2029	8,593
		15,064
	Chemicals — 0.3%
14,000	Ecolab, Inc., 2.125%, 2/01/2032	11,726
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,848
		14,574
	Consumer Products — 0.2%
14,000	Procter & Gamble Co., 3.000%, 3/25/2030	13,058
	Diversified Manufacturing — 0.3%
12,000	Eaton Corp., 4.150%, 3/15/2033	11,575
8,000	Emerson Electric Co., 2.000%, 12/21/2028	7,158
		18,733
	Electric — 1.2%
7,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	6,348
13,000	Duke Energy Corp., 3.750%, 4/15/2024	12,946
15,000	Entergy Corp., 0.900%, 9/15/2025	14,045
9,000	Exelon Corp., 4.050%, 4/15/2030	8,584
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,400
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,867
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,646
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,675
		66,511
	Environmental — 0.3%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,835
17,000	Waste Management, Inc., 2.950%, 6/01/2041	12,992
		17,827
	Finance Companies — 0.2%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,780
6,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	5,405
		11,185
Principal Amount	Description	Value (†)
	Food & Beverage — 0.7%
$17,000	Coca-Cola Co., 1.450%, 6/01/2027	$15,542
13,000	General Mills, Inc., 4.000%, 4/17/2025	12,840
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,512
10,000	PepsiCo, Inc., 2.750%, 3/19/2030	9,091
		41,985
	Government Owned - No Guarantee — 0.5%
8,000	Equinor ASA, 3.625%, 4/06/2040	6,852
18,000	Federal National Mortgage Association, 6.625%, 11/15/2030	20,665
		27,517
	Health Care REITs — 0.1%
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,326
	Health Insurance — 0.3%
11,000	Elevance Health, Inc., 4.101%, 3/01/2028	10,801
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,747
		19,548
	Healthcare — 0.5%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,930
6,000	CVS Health Corp., 4.300%, 3/25/2028	5,896
6,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	5,855
6,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	5,751
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,472
		26,904
	Integrated Energy — 0.4%
14,000	Exxon Mobil Corp., 2.992%, 3/19/2025	13,730
8,000	Shell International Finance BV, 6.375%, 12/15/2038	9,200
		22,930
	Life Insurance — 0.2%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,100
9,000	Manulife Financial Corp., 3.703%, 3/16/2032	8,341
		11,441
	Media Entertainment — 0.1%
6,000	Netflix, Inc., 3.625%, 6/15/2025(b)	5,886
	Metals & Mining — 0.1%
7,000	Nucor Corp., 3.125%, 4/01/2032	6,254
	Mortgage Related — 5.6%
12,705	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	10,247
19,912	Federal Home Loan Mortgage Corp., 2.500%, with various maturities in 2052(c)	16,760
29,299	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	25,659
27,012	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	24,590
45,804	Federal National Mortgage Association, 2.000%, with various maturities in 2051(c)	37,040
60,344	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	50,987
47,774	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	42,224
23,682	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	21,662
26,247	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	24,718
9,507	Federal National Mortgage Association, 4.500%, with various maturities from 2049 to 2053(c)	9,218
12,611	Government National Mortgage Association, 3.000%, 6/20/2052	11,262
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2015 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$6,894	Government National Mortgage Association, 4.000%, 8/20/2053	$6,547
6,907	Government National Mortgage Association, 5.000%, 7/20/2053	6,860
27,069	Government National Mortgage Association, 5.500%, 4/20/2053	27,243
		315,017
	Office REITs — 0.3%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,768
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,661
		14,429
	Oil Field Services — 0.1%
8,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	7,623
	Other REITs — 0.1%
6,000	Prologis LP, 1.250%, 10/15/2030	4,847
	Pharmaceuticals — 0.6%
13,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	11,166
5,000	Biogen, Inc., 2.250%, 5/01/2030	4,262
7,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	6,632
4,000	Merck & Co., Inc., 1.450%, 6/24/2030	3,343
13,000	Viatris, Inc., 3.850%, 6/22/2040	9,840
		35,243
	Property & Casualty Insurance — 0.2%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,687
7,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	6,009
		8,696
	Railroads — 0.3%
16,000	CSX Corp., 2.600%, 11/01/2026	15,236
	Restaurants — 0.2%
10,000	Starbucks Corp., 2.250%, 3/12/2030	8,723
	Retail REITs — 0.1%
5,000	Realty Income Corp., 2.700%, 2/15/2032	4,187
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,857
		7,044
	Retailers — 0.4%
9,000	Amazon.com, Inc., 3.875%, 8/22/2037	8,291
15,000	TJX Cos., Inc., 1.150%, 5/15/2028	13,162
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,933
		24,386
	Technology — 0.9%
9,000	Apple, Inc., 2.500%, 2/09/2025	8,795
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,858
6,000	Intel Corp., 2.450%, 11/15/2029	5,370
11,000	International Business Machines Corp., 4.000%, 6/20/2042	9,571
6,000	NVIDIA Corp., 2.850%, 4/01/2030	5,511
11,000	Oracle Corp., 2.950%, 5/15/2025	10,708
12,000	QUALCOMM, Inc., 1.650%, 5/20/2032	9,623
		53,436
	Treasuries — 2.3%
20,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	10,412
12,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	8,816
34,700	U.S. Treasury Bonds, 2.875%, 11/15/2046	27,250
18,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	14,620
17,100	U.S. Treasury Bonds, 3.000%, 2/15/2048	13,625
26,100	U.S. Treasury Bonds, 3.000%, 2/15/2049	20,735
Principal Amount	Description	Value (†)
	Treasuries — continued
$14,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	$14,101
23,000	U.S. Treasury Notes, 0.375%, 11/30/2025	21,437
		130,996
	Utility Other — 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,331
	Wireless — 0.2%
10,000	Vodafone Group PLC, 6.150%, 2/27/2037	10,810
	Wirelines — 0.1%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,983
	Total Bonds and Notes (Identified Cost $1,283,684)	1,192,763

Shares
Exchange-Traded Funds — 3.4%
2,508	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $175,020)	188,727

Mutual Funds — 4.8%
6,537	WCM Focused Emerging Markets Fund, Institutional Class	83,156
8,147	WCM Focused International Growth Fund, Institutional Class	189,650
	Total Mutual Funds (Identified Cost $289,304)	272,806

Affiliated Mutual Funds — 43.4%
97,511	Loomis Sayles Inflation Protected Securities Fund, Class N	941,953
62,934	Loomis Sayles Limited Term Government & Agency Fund, Class N	680,316
73,378	Mirova Global Green Bond Fund, Class N	622,979
15,863	Mirova International Sustainable Equity Fund, Class N	187,978
	Total Affiliated Mutual Funds (Identified Cost $2,683,633)	2,433,226

Principal Amount
Short-Term Investments — 2.7%
$150,848	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2024 at 3.500% to be repurchased at $150,863 on 2/01/2024 collateralized by $154,500 U.S. Treasury Note, 4.000% due 1/31/2031 valued at $154,234 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $150,848)	150,848
	Total Investments — 101.0% (Identified Cost $5,822,774)	5,667,434
	Other assets less liabilities — (1.0)%	(58,228)
	Net Assets — 100.0%	$5,609,206

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2015 Fund (continued)
(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of
Rule 144A holdings amounted to $15,372 or 0.3% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2024
Fixed Income	61.2%
Equity	37.1
Short-Term Investments	2.7
Total Investments	101.0
Other assets less liabilities	(1.0)
Net Assets	100.0%
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 31.1% of Net Assets
	Aerospace & Defense — 0.6%
32	AAR Corp.(a)	$1,946
84	Boeing Co.(a)	17,727
7	L3Harris Technologies, Inc.	1,459
6	Lockheed Martin Corp.	2,576
14	Moog, Inc., Class A	1,957
2	Northrop Grumman Corp.	894
21	RTX Corp.	1,914
		28,473
	Air Freight & Logistics — 0.2%
44	Expeditors International of Washington, Inc.	5,559
4	FedEx Corp.	965
25	GXO Logistics, Inc.(a)	1,359
14	United Parcel Service, Inc., Class B	1,987
		9,870
	Automobile Components — 0.3%
7	Aptiv PLC(a)	569
140	BorgWarner, Inc.	4,746
90	Dana, Inc.	1,220
87	Magna International, Inc.	4,946
104	Mobileye Global, Inc., Class A(a)	2,689
23	Phinia, Inc.	696
12	Visteon Corp.(a)	1,384
		16,250
	Automobiles — 0.6%
281	General Motors Co.	10,903
78	Tesla, Inc.(a)	14,609
12	Thor Industries, Inc.	1,356
		26,868
	Banks — 1.6%
55	Ameris Bancorp	2,730
180	Banc of California, Inc.	2,481
312	Bank of America Corp.	10,611
154	Citigroup, Inc.	8,650
20	Citizens Financial Group, Inc.	654
32	East West Bancorp, Inc.	2,330
4	First Citizens BancShares, Inc., Class A	6,040
96	First Financial Bancorp	2,152
251	FNB Corp.	3,308
161	Fulton Financial Corp.	2,510
56	International Bancshares Corp.	2,960
49	JPMorgan Chase & Co.	8,544
16	PNC Financial Services Group, Inc.	2,419
27	Regions Financial Corp.	504
166	Truist Financial Corp.	6,152
51	Webster Financial Corp.	2,524
189	Wells Fargo & Co.	9,484
		74,053
	Beverages — 0.5%
10	Boston Beer Co., Inc., Class A(a)	3,493
35	Coca-Cola Co.	2,082
33	Keurig Dr Pepper, Inc.	1,037
229	Monster Beverage Corp.(a)	12,600
23	PepsiCo, Inc.	3,876
		23,088
	Biotechnology — 0.8%
24	AbbVie, Inc.	3,946
40	Alnylam Pharmaceuticals, Inc.(a)	6,916
Shares	Description	Value (†)
	Biotechnology — continued
6	Amgen, Inc.	$1,886
2	Biogen, Inc.(a)	493
46	CRISPR Therapeutics AG(a)	2,896
25	Cytokinetics, Inc.(a)	1,953
32	Gilead Sciences, Inc.	2,504
26	Halozyme Therapeutics, Inc.(a)	880
13	Incyte Corp.(a)	764
15	Neurocrine Biosciences, Inc.(a)	2,097
10	Regeneron Pharmaceuticals, Inc.(a)	9,428
5	United Therapeutics Corp.(a)	1,074
1	Vertex Pharmaceuticals, Inc.(a)	433
		35,270
	Broadline Retail — 0.9%
37	Alibaba Group Holding Ltd., ADR	2,670
232	Amazon.com, Inc.(a)	36,007
101	eBay, Inc.	4,148
		42,825
	Building Products — 0.5%
7	Carlisle Cos., Inc.	2,200
18	Carrier Global Corp.	985
68	Fortune Brands Innovations, Inc.	5,276
6	Lennox International, Inc.	2,569
94	Masco Corp.	6,325
22	Owens Corning	3,334
17	Trex Co., Inc.(a)	1,385
		22,074
	Capital Markets — 1.9%
146	Bank of New York Mellon Corp.	8,097
7	BlackRock, Inc.	5,420
11	Cboe Global Markets, Inc.	2,022
137	Charles Schwab Corp.	8,620
15	CME Group, Inc.	3,088
11	FactSet Research Systems, Inc.	5,235
18	Goldman Sachs Group, Inc.	6,912
97	Intercontinental Exchange, Inc.	12,351
44	Janus Henderson Group PLC	1,265
105	KKR & Co., Inc.	9,091
8	Moody's Corp.	3,136
16	Morgan Stanley	1,396
9	MSCI, Inc.	5,388
5	Northern Trust Corp.	398
7	S&P Global, Inc.	3,139
70	SEI Investments Co.	4,427
96	State Street Corp.	7,092
5	T. Rowe Price Group, Inc.	542
9	Virtus Investment Partners, Inc.	2,125
		89,744
	Chemicals — 0.5%
2	Air Products & Chemicals, Inc.	511
27	Celanese Corp.	3,950
123	Corteva, Inc.	5,594
8	DuPont de Nemours, Inc.	494
11	Ecolab, Inc.	2,181
24	HB Fuller Co.	1,819
17	Innospec, Inc.	1,974
10	Linde PLC	4,048
20	Minerals Technologies, Inc.	1,307
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2020 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
3	Sherwin-Williams Co.	$913
11	Stepan Co.	982
		23,773
	Commercial Services & Supplies — 0.1%
12	MSA Safety, Inc.	1,981
5	Waste Management, Inc.	928
		2,909
	Communications Equipment — 0.2%
29	Ciena Corp.(a)	1,537
64	Cisco Systems, Inc.	3,212
10	F5, Inc.(a)	1,837
3	Motorola Solutions, Inc.	958
		7,544
	Construction & Engineering — 0.1%
44	AECOM	3,880
	Construction Materials — 0.1%
4	Martin Marietta Materials, Inc.	2,034
10	Vulcan Materials Co.	2,260
		4,294
	Consumer Finance — 0.7%
301	Ally Financial, Inc.	11,041
56	American Express Co.	11,241
83	Capital One Financial Corp.	11,231
18	Synchrony Financial	700
		34,213
	Consumer Staples Distribution & Retail — 0.6%
24	BJ's Wholesale Club Holdings, Inc.(a)	1,544
6	Casey's General Stores, Inc.	1,628
6	Costco Wholesale Corp.	4,169
274	Kroger Co.	12,642
41	Sprouts Farmers Market, Inc.(a)	2,065
6	Target Corp.	835
27	Walmart, Inc.	4,462
		27,345
	Containers & Packaging — 0.1%
7	Ball Corp.	388
26	Crown Holdings, Inc.	2,301
40	Sonoco Products Co.	2,276
		4,965
	Distributors — 0.0%
6	Genuine Parts Co.	841
	Diversified Consumer Services — 0.1%
15	Grand Canyon Education, Inc.(a)	1,959
30	Service Corp. International	2,013
		3,972
	Diversified REITs — 0.0%
71	American Assets Trust, Inc.	1,593
	Diversified Telecommunication Services — 0.2%
149	AT&T, Inc.	2,636
22	Iridium Communications, Inc.	798
102	Verizon Communications, Inc.	4,319
		7,753
	Electric Utilities — 0.2%
31	American Electric Power Co., Inc.	2,422
38	Evergy, Inc.	1,929
29	Eversource Energy	1,573
Shares	Description	Value (†)
	Electric Utilities — continued
21	Exelon Corp.	$731
26	FirstEnergy Corp.	954
16	IDACORP, Inc.	1,481
		9,090
	Electrical Equipment — 0.2%
13	Eaton Corp. PLC	3,199
23	Emerson Electric Co.	2,110
36	nVent Electric PLC	2,161
13	Regal Rexnord Corp.	1,735
		9,205
	Electronic Equipment, Instruments & Components — 0.4%
20	Advanced Energy Industries, Inc.	2,084
18	Amphenol Corp., Class A	1,820
41	Avnet, Inc.	1,857
31	Cognex Corp.	1,120
11	Corning, Inc.	358
99	Knowles Corp.(a)	1,615
7	Littelfuse, Inc.	1,693
33	TE Connectivity Ltd.	4,692
2	Teledyne Technologies, Inc.(a)	837
2	Zebra Technologies Corp., Class A(a)	479
		16,555
	Energy Equipment & Services — 0.1%
54	ChampionX Corp.	1,480
118	NOV, Inc.	2,302
28	Schlumberger NV	1,364
		5,146
	Entertainment — 0.9%
9	Electronic Arts, Inc.	1,238
32	Netflix, Inc.(a)	18,051
6	Take-Two Interactive Software, Inc.(a)	990
163	Walt Disney Co.	15,656
496	Warner Bros Discovery, Inc.(a)	4,970
		40,905
	Financial Services — 1.2%
54	Block, Inc.(a)	3,510
63	Fiserv, Inc.(a)	8,938
38	Global Payments, Inc.	5,063
4	Jack Henry & Associates, Inc.	663
9	Mastercard, Inc., Class A	4,043
159	MGIC Investment Corp.	3,155
68	PayPal Holdings, Inc.(a)	4,172
76	Visa, Inc., Class A	20,768
40	Voya Financial, Inc.	2,895
9	WEX, Inc.(a)	1,839
		55,046
	Food Products — 0.4%
23	Campbell Soup Co.	1,027
37	Conagra Brands, Inc.	1,079
21	Darling Ingredients, Inc.(a)	909
40	General Mills, Inc.	2,596
5	Hershey Co.	968
38	Hormel Foods Corp.	1,154
16	Ingredion, Inc.	1,721
7	J M Smucker Co.	921
23	Kellanova	1,260
78	Kraft Heinz Co.	2,896
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2020 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
15	McCormick & Co., Inc.	$1,022
42	Mondelez International, Inc., Class A	3,161
		18,714
	Gas Utilities — 0.1%
13	Atmos Energy Corp.	1,481
44	New Jersey Resources Corp.	1,796
18	ONE Gas, Inc.	1,105
		4,382
	Ground Transportation — 0.3%
51	CSX Corp.	1,821
5	JB Hunt Transport Services, Inc.	1,005
9	Norfolk Southern Corp.	2,117
12	Ryder System, Inc.	1,363
5	Saia, Inc.(a)	2,253
12	Uber Technologies, Inc.(a)	783
5	Union Pacific Corp.	1,220
21	XPO, Inc.(a)	1,794
		12,356
	Health Care Equipment & Supplies — 0.6%
30	Abbott Laboratories	3,394
2	Align Technology, Inc.(a)	535
96	Baxter International, Inc.	3,714
6	Becton Dickinson & Co.	1,433
10	Edwards Lifesciences Corp.(a)	785
4	GE HealthCare Technologies, Inc.	293
16	Globus Medical, Inc., Class A(a)	845
15	Haemonetics Corp.(a)	1,147
15	Intuitive Surgical, Inc.(a)	5,673
20	LeMaitre Vascular, Inc.	1,161
31	Medtronic PLC	2,714
35	Merit Medical Systems, Inc.(a)	2,741
7	Penumbra, Inc.(a)	1,765
5	Shockwave Medical, Inc.(a)	1,131
3	Stryker Corp.	1,006
		28,337
	Health Care Providers & Services — 0.9%
25	Acadia Healthcare Co., Inc.(a)	2,053
11	Cardinal Health, Inc.	1,201
107	Centene Corp.(a)	8,058
4	Chemed Corp.	2,371
7	Cigna Group	2,107
74	CVS Health Corp.	5,503
5	Elevance Health, Inc.	2,467
18	HCA Healthcare, Inc.	5,488
14	Henry Schein, Inc.(a)	1,048
1	Humana, Inc.	378
3	Laboratory Corp. of America Holdings	667
2	McKesson Corp.	1,000
41	Select Medical Holdings Corp.	1,066
12	UnitedHealth Group, Inc.	6,141
		39,548
	Health Care REITs — 0.0%
114	Physicians Realty Trust	1,395
	Health Care Technology — 0.2%
170	Doximity, Inc., Class A(a)	4,582
30	Veeva Systems, Inc., Class A(a)	6,222
		10,804
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
30	Host Hotels & Resorts, Inc.	$577
	Hotels, Restaurants & Leisure — 0.6%
48	Aramark	1,396
16	Hilton Worldwide Holdings, Inc.	3,055
18	Marriott Vacations Worldwide Corp.	1,510
11	McDonald's Corp.	3,220
79	Starbucks Corp.	7,349
39	Travel & Leisure Co.	1,577
7	Wingstop, Inc.	1,968
75	Yum China Holdings, Inc.	2,594
31	Yum! Brands, Inc.	4,014
		26,683
	Household Durables — 0.2%
42	KB Home	2,503
16	Meritage Homes Corp.	2,650
14	PulteGroup, Inc.	1,464
54	Taylor Morrison Home Corp.(a)	2,815
		9,432
	Household Products — 0.3%
26	Church & Dwight Co., Inc.	2,596
9	Colgate-Palmolive Co.	758
58	Energizer Holdings, Inc.	1,834
46	Procter & Gamble Co.	7,228
		12,416
	Independent Power & Renewable Electricity Producers — 0.0%
44	AES Corp.	734
	Industrial Conglomerates — 0.2%
6	3M Co.	566
32	General Electric Co.	4,238
17	Honeywell International, Inc.	3,438
		8,242
	Industrial REITs — 0.1%
12	Prologis, Inc.	1,520
59	Rexford Industrial Realty, Inc.	3,103
		4,623
	Insurance — 1.0%
5	Allstate Corp.	776
126	American International Group, Inc.	8,758
16	Arch Capital Group Ltd.(a)	1,319
10	Arthur J Gallagher & Co.	2,322
6	Assurant, Inc.	1,008
46	Assured Guaranty Ltd.	3,732
9	Chubb Ltd.	2,205
28	First American Financial Corp.	1,690
17	Hanover Insurance Group, Inc.	2,244
20	Hartford Financial Services Group, Inc.	1,739
7	Marsh & McLennan Cos., Inc.	1,357
13	Prudential Financial, Inc.	1,364
35	Reinsurance Group of America, Inc.	6,086
26	Selective Insurance Group, Inc.	2,726
13	Travelers Cos., Inc.	2,748
34	Willis Towers Watson PLC	8,374
		48,448
	Interactive Media & Services — 1.7%
126	Alphabet, Inc., Class A(a)	17,652
169	Alphabet, Inc., Class C(a)	23,964
84	Meta Platforms, Inc., Class A(a)	32,772
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2020 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
49	Yelp, Inc.(a)	$2,143
48	ZoomInfo Technologies, Inc.(a)	770
		77,301
	IT Services — 0.4%
9	Accenture PLC, Class A	3,275
28	Cognizant Technology Solutions Corp., Class A	2,159
27	GoDaddy, Inc., Class A(a)	2,880
22	International Business Machines Corp.	4,041
73	Shopify, Inc., Class A(a)	5,845
		18,200
	Leisure Products — 0.0%
83	Mattel, Inc.(a)	1,485
20	YETI Holdings, Inc.(a)	879
		2,364
	Life Sciences Tools & Services — 0.5%
6	Agilent Technologies, Inc.	781
21	Danaher Corp.	5,038
32	Illumina, Inc.(a)	4,576
38	IQVIA Holdings, Inc.(a)	7,913
10	Repligen Corp.(a)	1,894
6	Thermo Fisher Scientific, Inc.	3,234
		23,436
	Machinery — 0.6%
13	AGCO Corp.	1,590
4	Caterpillar, Inc.	1,201
7	Chart Industries, Inc.(a)	817
1	Cummins, Inc.	239
6	Deere & Co.	2,361
10	Dover Corp.	1,498
18	Fortive Corp.	1,407
42	Graco, Inc.	3,583
3	Illinois Tool Works, Inc.	783
28	ITT, Inc.	3,382
16	Oshkosh Corp.	1,762
4	Parker-Hannifin Corp.	1,858
19	SPX Technologies, Inc.(a)	1,912
27	Terex Corp.	1,659
25	Toro Co.	2,312
		26,364
	Media — 0.5%
17	Charter Communications, Inc., Class A(a)	6,302
195	Comcast Corp., Class A	9,075
53	Interpublic Group of Cos., Inc.	1,748
38	Liberty Broadband Corp., Class C(a)	2,981
25	Omnicom Group, Inc.	2,260
		22,366
	Metals & Mining — 0.2%
59	Alcoa Corp.	1,755
101	Cleveland-Cliffs, Inc.(a)	2,025
28	Commercial Metals Co.	1,462
9	Newmont Corp.	311
9	Reliance Steel & Aluminum Co.	2,569
36	U.S. Steel Corp.	1,693
		9,815
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
205	Annaly Capital Management, Inc.	3,934
79	KKR Real Estate Finance Trust, Inc.	967
		4,901
Shares	Description	Value (†)
	Multi-Utilities — 0.1%
19	Consolidated Edison, Inc.	$1,727
7	DTE Energy Co.	738
6	WEC Energy Group, Inc.	485
		2,950
	Office REITs — 0.2%
104	COPT Defense Properties	2,450
69	Douglas Emmett, Inc.	935
92	Easterly Government Properties, Inc.	1,130
83	Highwoods Properties, Inc.	1,906
64	Kilroy Realty Corp.	2,289
		8,710
	Oil, Gas & Consumable Fuels — 1.4%
148	Antero Midstream Corp.	1,812
34	Antero Resources Corp.(a)	760
216	APA Corp.	6,767
32	Chevron Corp.	4,718
62	CNX Resources Corp.(a)	1,252
92	ConocoPhillips	10,292
27	Devon Energy Corp.	1,135
70	EOG Resources, Inc.	7,965
72	Exxon Mobil Corp.	7,402
6	Hess Corp.	843
26	HF Sinclair Corp.	1,469
110	Kinder Morgan, Inc.	1,861
19	ONEOK, Inc.	1,297
45	Ovintiv, Inc.	1,909
66	Phillips 66	9,525
48	Range Resources Corp.	1,394
183	Southwestern Energy Co.(a)	1,180
6	Valero Energy Corp.	833
38	Williams Cos., Inc.	1,317
		63,731
	Passenger Airlines — 0.1%
64	Delta Air Lines, Inc.	2,505
	Personal Care Products — 0.0%
3	Estee Lauder Cos., Inc., Class A	396
	Pharmaceuticals — 0.8%
52	Bristol-Myers Squibb Co.	2,541
5	Eli Lilly & Co.	3,228
13	Jazz Pharmaceuticals PLC(a)	1,596
47	Johnson & Johnson	7,468
40	Merck & Co., Inc.	4,831
28	Novartis AG, ADR	2,897
57	Novo Nordisk AS, ADR	6,540
26	Perrigo Co. PLC	834
111	Pfizer, Inc.	3,006
86	Roche Holding AG, ADR	3,022
13	Zoetis, Inc.	2,442
		38,405
	Professional Services — 0.2%
4	Automatic Data Processing, Inc.	983
16	Equifax, Inc.	3,909
16	Exponent, Inc.	1,411
22	Korn Ferry	1,291
10	Leidos Holdings, Inc.	1,105
5	Paychex, Inc.	608
9	Paylocity Holding Corp.(a)	1,426
		10,733
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2020 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — 0.2%
101	CBRE Group, Inc., Class A(a)	$8,717
11	Jones Lang LaSalle, Inc.(a)	1,948
		10,665
	Residential REITs — 0.0%
7	AvalonBay Communities, Inc.	1,253
11	Camden Property Trust	1,032
		2,285
	Retail REITs — 0.1%
170	Brixmor Property Group, Inc.	3,815
56	NNN REIT, Inc.	2,259
6	Simon Property Group, Inc.	832
		6,906
	Semiconductors & Semiconductor Equipment — 1.6%
11	Advanced Micro Devices, Inc.(a)	1,845
14	Analog Devices, Inc.	2,693
72	ARM Holdings PLC, ADR(a)	5,088
3	Broadcom, Inc.	3,540
86	Intel Corp.	3,705
26	Lattice Semiconductor Corp.(a)	1,582
15	Micron Technology, Inc.	1,286
60	NVIDIA Corp.	36,916
13	Onto Innovation, Inc.(a)	2,100
10	Qorvo, Inc.(a)	997
50	QUALCOMM, Inc.	7,426
9	Silicon Laboratories, Inc.(a)	1,110
15	Synaptics, Inc.(a)	1,602
16	Texas Instruments, Inc.	2,562
10	Universal Display Corp.	1,698
		74,150
	Software — 2.4%
3	Adobe, Inc.(a)	1,853
6	ANSYS, Inc.(a)	1,967
47	Autodesk, Inc.(a)	11,929
5	Cadence Design Systems, Inc.(a)	1,442
34	Dynatrace, Inc.(a)	1,938
2	Intuit, Inc.	1,263
14	Manhattan Associates, Inc.(a)	3,396
75	Microsoft Corp.	29,818
165	Oracle Corp.	18,430
3	Palo Alto Networks, Inc.(a)	1,016
7	PTC, Inc.(a)	1,265
10	Qualys, Inc.(a)	1,892
6	Roper Technologies, Inc.	3,222
63	Salesforce, Inc.(a)	17,709
3	ServiceNow, Inc.(a)	2,296
8	SPS Commerce, Inc.(a)	1,470
3	Synopsys, Inc.(a)	1,600
2	Tyler Technologies, Inc.(a)	846
28	Workday, Inc., Class A(a)	8,150
		111,502
	Specialized REITs — 0.1%
3	American Tower Corp.	587
6	Crown Castle, Inc.	650
3	Digital Realty Trust, Inc.	421
1	Equinix, Inc.	830
18	Weyerhaeuser Co.	590
		3,078
Shares	Description	Value (†)
	Specialty Retail — 0.5%
6	Asbury Automotive Group, Inc.(a)	$1,254
13	Burlington Stores, Inc.(a)	2,485
8	Dick's Sporting Goods, Inc.	1,193
9	Five Below, Inc.(a)	1,615
23	Floor & Decor Holdings, Inc., Class A(a)	2,313
12	Home Depot, Inc.	4,236
5	Lithia Motors, Inc.	1,474
7	Lowe's Cos., Inc.	1,490
7	Ross Stores, Inc.	982
31	TJX Cos., Inc.	2,942
9	Williams-Sonoma, Inc.	1,740
		21,724
	Technology Hardware, Storage & Peripherals — 0.4%
86	Apple, Inc.	15,858
39	Hewlett Packard Enterprise Co.	596
22	HP, Inc.	632
10	NetApp, Inc.	872
		17,958
	Textiles, Apparel & Luxury Goods — 0.3%
10	Crocs, Inc.(a)	1,015
5	Deckers Outdoor Corp.(a)	3,769
22	NIKE, Inc., Class B	2,234
17	PVH Corp.	2,044
281	Under Armour, Inc., Class A(a)	2,141
145	Under Armour, Inc., Class C(a)	1,073
		12,276
	Trading Companies & Distributors — 0.1%
11	GATX Corp.	1,349
7	Watsco, Inc.	2,737
		4,086
	Water Utilities — 0.1%
19	American States Water Co.	1,417
4	American Water Works Co., Inc.	496
36	Essential Utilities, Inc.	1,291
		3,204
	Total Common Stocks (Identified Cost $1,288,801)	1,434,246

Principal Amount
Bonds and Notes — 19.8%
	Apartment REITs — 0.1%
$5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,463
	Automotive — 0.4%
9,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,864
5,000	Lear Corp., 4.250%, 5/15/2029	4,828
6,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	5,265
		18,957
	Banking — 2.8%
8,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	7,649
4,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	3,999
4,000	Bank of Nova Scotia, 3.400%, 2/11/2024	3,997
9,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	8,291
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,945
13,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	12,777
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2020 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	$6,986
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,740
5,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	4,690
5,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	4,589
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,898
8,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	7,585
10,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	9,937
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,947
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,964
6,000	State Street Corp., 2.400%, 1/24/2030	5,355
6,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,003
8,000	Truist Bank, 3.200%, 4/01/2024	7,967
12,000	Westpac Banking Corp., 2.350%, 2/19/2025	11,683
		127,002
	Brokerage — 0.3%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	7,063
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,550
		12,613
	Building Materials — 0.3%
6,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	5,547
10,000	Owens Corning, 3.950%, 8/15/2029	9,547
		15,094
	Chemicals — 0.2%
10,000	Ecolab, Inc., 2.125%, 2/01/2032	8,375
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,899
		10,274
	Consumer Products — 0.2%
7,000	Procter & Gamble Co., 3.000%, 3/25/2030	6,529
	Diversified Manufacturing — 0.3%
9,000	Eaton Corp., 4.150%, 3/15/2033	8,681
6,000	Emerson Electric Co., 2.000%, 12/21/2028	5,368
		14,049
	Electric — 1.0%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,534
7,000	Duke Energy Corp., 3.750%, 4/15/2024	6,971
11,000	Entergy Corp., 0.900%, 9/15/2025	10,300
5,000	Exelon Corp., 4.050%, 4/15/2030	4,769
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	6,837
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,867
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,292
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,793
		46,363
	Environmental — 0.2%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,834
8,000	Waste Management, Inc., 2.950%, 6/01/2041	6,114
		10,948
	Finance Companies — 0.2%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,780
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,504
		10,284
Principal Amount	Description	Value (†)
	Food & Beverage — 0.6%
$13,000	Coca-Cola Co., 1.450%, 6/01/2027	$11,885
7,000	General Mills, Inc., 4.000%, 4/17/2025	6,914
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,707
8,000	PepsiCo, Inc., 2.750%, 3/19/2030	7,273
		28,779
	Government Owned - No Guarantee — 0.4%
6,000	Equinor ASA, 3.625%, 4/06/2040	5,139
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	14,925
		20,064
	Health Care REITs — 0.1%
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,326
	Health Insurance — 0.4%
9,000	Elevance Health, Inc., 4.101%, 3/01/2028	8,837
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,654
		16,491
	Healthcare — 0.5%
4,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	3,944
6,000	CVS Health Corp., 4.300%, 3/25/2028	5,896
4,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	3,903
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,793
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,472
		23,008
	Integrated Energy — 0.3%
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	7,846
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,750
		13,596
	Life Insurance — 0.2%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,067
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,487
		8,554
	Media Entertainment — 0.1%
4,000	Netflix, Inc., 3.625%, 6/15/2025(b)	3,924
	Metals & Mining — 0.1%
5,000	Nucor Corp., 3.125%, 4/01/2032	4,467
	Mortgage Related — 5.1%
4,538	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,659
31,578	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	26,613
21,766	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	19,069
19,464	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	17,720
919	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	865
38,681	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(c)	31,291
28,499	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(c)	24,109
34,698	Federal National Mortgage Association, 3.000%, with various maturities from 2035 to 2052(c)	30,614
19,559	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	17,891
20,021	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	18,854
6,967	Federal National Mortgage Association, 4.500%, with various maturities from 2049 to 2053(c)	6,754
9,896	Government National Mortgage Association, 3.000%, with various maturities in 2052(c)	8,838
See accompanying notes to financial statements.
| 42

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2020 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$4,924	Government National Mortgage Association, 4.000%, 8/20/2053	$4,676
4,934	Government National Mortgage Association, 5.000%, 7/20/2053	4,900
20,301	Government National Mortgage Association, 5.500%, 4/20/2053	20,433
		236,286
	Office REITs — 0.3%
8,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	7,814
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,661
		12,475
	Oil Field Services — 0.1%
5,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	4,764
	Other REITs — 0.1%
5,000	Prologis LP, 1.250%, 10/15/2030	4,039
	Pharmaceuticals — 0.5%
10,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	8,590
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,557
7,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	6,633
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,507
6,000	Viatris, Inc., 3.850%, 6/22/2040	4,541
		24,828
	Property & Casualty Insurance — 0.1%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,791
5,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	4,293
		6,084
	Railroads — 0.2%
11,000	CSX Corp., 2.600%, 11/01/2026	10,475
	Restaurants — 0.2%
9,000	Starbucks Corp., 2.250%, 3/12/2030	7,851
	Retail REITs — 0.1%
3,000	Realty Income Corp., 2.700%, 2/15/2032	2,512
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,857
		5,369
	Retailers — 0.3%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,606
9,000	TJX Cos., Inc., 1.150%, 5/15/2028	7,898
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,933
		15,437
	Technology — 1.0%
11,000	Apple, Inc., 2.500%, 2/09/2025	10,749
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,858
5,000	Intel Corp., 2.450%, 11/15/2029	4,475
9,000	International Business Machines Corp., 4.000%, 6/20/2042	7,831
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,593
7,000	Oracle Corp., 2.950%, 5/15/2025	6,814
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,217
		45,537
	Treasuries — 2.5%
17,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	8,850
9,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	6,758
7,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	5,143
17,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	13,350
24,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	19,494
8,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	6,374
Principal Amount	Description	Value (†)
	Treasuries — continued
$18,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	$14,300
9,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	9,065
33,000	U.S. Treasury Notes, 0.375%, 11/30/2025	30,757
		114,091
	Utility Other — 0.2%
13,000	Essential Utilities, Inc., 4.276%, 5/01/2049	10,827
	Wireless — 0.3%
11,000	Vodafone Group PLC, 6.150%, 2/27/2037	11,891
	Wirelines — 0.1%
3,000	AT&T, Inc., 3.650%, 6/01/2051	2,237
	Total Bonds and Notes (Identified Cost $982,701)	911,976

Shares
Exchange-Traded Funds — 4.2%
2,543	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $180,168)	191,361

Mutual Funds — 5.7%
5,488	WCM Focused Emerging Markets Fund, Institutional Class	69,806
8,246	WCM Focused International Growth Fund, Institutional Class	191,970
	Total Mutual Funds (Identified Cost $272,681)	261,776

Affiliated Mutual Funds — 37.3%
59,502	Loomis Sayles Inflation Protected Securities Fund, Class N	574,791
44,414	Loomis Sayles Limited Term Government & Agency Fund, Class N	480,107
55,381	Mirova Global Green Bond Fund, Class N	470,186
16,214	Mirova International Sustainable Equity Fund, Class N	192,137
	Total Affiliated Mutual Funds (Identified Cost $1,840,105)	1,717,221

Principal Amount
Short-Term Investments — 3.1%
$144,554	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2024 at 3.500% to be repurchased at $144,568 on 2/01/2024 collateralized by $148,200 U.S. Treasury Note, 4.000% due 1/31/2031 valued at $147,945 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $144,554)	144,554
	Total Investments — 101.2% (Identified Cost $4,709,010)	4,661,134
	Other assets less liabilities — (1.2)%	(55,652)
	Net Assets — 100.0%	$4,605,482

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.
43 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2020 Fund (continued)
(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of
Rule 144A holdings amounted to $12,472 or 0.3% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation, Federal National Mortgage
Association and Government National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of
Investments.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2024
Fixed Income	52.9%
Equity	45.2
Short-Term Investments	3.1
Total Investments	101.2
Other assets less liabilities	(1.2)
Net Assets	100.0%
See accompanying notes to financial statements.
| 44

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 35.4% of Net Assets
	Aerospace & Defense — 0.7%
91	AAR Corp.(a)	$5,535
216	Boeing Co.(a)	45,585
18	L3Harris Technologies, Inc.	3,751
15	Lockheed Martin Corp.	6,441
35	Moog, Inc., Class A	4,893
5	Northrop Grumman Corp.	2,234
56	RTX Corp.	5,103
		73,542
	Air Freight & Logistics — 0.3%
118	Expeditors International of Washington, Inc.	14,907
13	FedEx Corp.	3,137
69	GXO Logistics, Inc.(a)	3,752
38	United Parcel Service, Inc., Class B	5,392
		27,188
	Automobile Components — 0.4%
19	Aptiv PLC(a)	1,545
371	BorgWarner, Inc.	12,577
255	Dana, Inc.	3,458
234	Magna International, Inc.	13,303
272	Mobileye Global, Inc., Class A(a)	7,034
63	Phinia, Inc.	1,905
32	Visteon Corp.(a)	3,689
		43,511
	Automobiles — 0.7%
745	General Motors Co.	28,906
205	Tesla, Inc.(a)	38,394
33	Thor Industries, Inc.	3,730
		71,030
	Banks — 1.8%
147	Ameris Bancorp	7,297
490	Banc of California, Inc.	6,752
824	Bank of America Corp.	28,024
411	Citigroup, Inc.	23,086
52	Citizens Financial Group, Inc.	1,701
83	East West Bancorp, Inc.	6,043
9	First Citizens BancShares, Inc., Class A	13,590
266	First Financial Bancorp	5,964
684	FNB Corp.	9,015
440	Fulton Financial Corp.	6,860
149	International Bancshares Corp.	7,876
133	JPMorgan Chase & Co.	23,190
41	PNC Financial Services Group, Inc.	6,200
76	Regions Financial Corp.	1,419
450	Truist Financial Corp.	16,677
140	Webster Financial Corp.	6,927
507	Wells Fargo & Co.	25,441
		196,062
	Beverages — 0.5%
25	Boston Beer Co., Inc., Class A(a)	8,732
92	Coca-Cola Co.	5,473
71	Keurig Dr Pepper, Inc.	2,232
594	Monster Beverage Corp.(a)	32,682
57	PepsiCo, Inc.	9,606
		58,725
	Biotechnology — 0.9%
59	AbbVie, Inc.	9,700
105	Alnylam Pharmaceuticals, Inc.(a)	18,156
Shares	Description	Value (†)
	Biotechnology — continued
16	Amgen, Inc.	$5,028
6	Biogen, Inc.(a)	1,480
120	CRISPR Therapeutics AG(a)	7,554
68	Cytokinetics, Inc.(a)	5,313
86	Gilead Sciences, Inc.	6,730
78	Halozyme Therapeutics, Inc.(a)	2,640
28	Incyte Corp.(a)	1,646
43	Neurocrine Biosciences, Inc.(a)	6,010
26	Regeneron Pharmaceuticals, Inc.(a)	24,512
12	United Therapeutics Corp.(a)	2,577
5	Vertex Pharmaceuticals, Inc.(a)	2,167
		93,513
	Broadline Retail — 1.1%
96	Alibaba Group Holding Ltd., ADR	6,928
609	Amazon.com, Inc.(a)	94,517
268	eBay, Inc.	11,007
		112,452
	Building Products — 0.5%
18	Carlisle Cos., Inc.	5,657
46	Carrier Global Corp.	2,517
182	Fortune Brands Innovations, Inc.	14,122
14	Lennox International, Inc.	5,994
253	Masco Corp.	17,024
55	Owens Corning	8,334
46	Trex Co., Inc.(a)	3,748
		57,396
	Capital Markets — 2.2%
395	Bank of New York Mellon Corp.	21,907
19	BlackRock, Inc.	14,712
28	Cboe Global Markets, Inc.	5,148
359	Charles Schwab Corp.	22,588
37	CME Group, Inc.	7,616
29	FactSet Research Systems, Inc.	13,802
48	Goldman Sachs Group, Inc.	18,432
250	Intercontinental Exchange, Inc.	31,832
126	Janus Henderson Group PLC	3,624
281	KKR & Co., Inc.	24,329
21	Moody's Corp.	8,233
39	Morgan Stanley	3,402
24	MSCI, Inc.	14,367
15	Northern Trust Corp.	1,195
19	S&P Global, Inc.	8,519
181	SEI Investments Co.	11,446
250	State Street Corp.	18,467
14	T. Rowe Price Group, Inc.	1,518
23	Virtus Investment Partners, Inc.	5,431
		236,568
	Chemicals — 0.6%
5	Air Products & Chemicals, Inc.	1,279
71	Celanese Corp.	10,387
324	Corteva, Inc.	14,735
21	DuPont de Nemours, Inc.	1,298
27	Ecolab, Inc.	5,352
65	HB Fuller Co.	4,925
48	Innospec, Inc.	5,573
23	Linde PLC	9,311
55	Minerals Technologies, Inc.	3,594
See accompanying notes to financial statements.
45 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2025 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
8	Sherwin-Williams Co.	$2,435
34	Stepan Co.	3,035
		61,924
	Commercial Services & Supplies — 0.1%
33	MSA Safety, Inc.	5,446
11	Waste Management, Inc.	2,042
		7,488
	Communications Equipment — 0.2%
79	Ciena Corp.(a)	4,187
173	Cisco Systems, Inc.	8,681
25	F5, Inc.(a)	4,593
8	Motorola Solutions, Inc.	2,556
		20,017
	Construction & Engineering — 0.1%
113	AECOM	9,965
	Construction Materials — 0.1%
9	Martin Marietta Materials, Inc.	4,576
22	Vulcan Materials Co.	4,972
		9,548
	Consumer Finance — 0.9%
803	Ally Financial, Inc.	29,454
148	American Express Co.	29,709
225	Capital One Financial Corp.	30,447
47	Synchrony Financial	1,827
		91,437
	Consumer Staples Distribution & Retail — 0.7%
65	BJ's Wholesale Club Holdings, Inc.(a)	4,182
16	Casey's General Stores, Inc.	4,342
15	Costco Wholesale Corp.	10,423
727	Kroger Co.	33,544
113	Sprouts Farmers Market, Inc.(a)	5,692
14	Target Corp.	1,947
73	Walmart, Inc.	12,063
		72,193
	Containers & Packaging — 0.1%
18	Ball Corp.	998
66	Crown Holdings, Inc.	5,841
107	Sonoco Products Co.	6,088
		12,927
	Distributors — 0.0%
15	Genuine Parts Co.	2,103
	Diversified Consumer Services — 0.1%
39	Grand Canyon Education, Inc.(a)	5,093
80	Service Corp. International	5,370
		10,463
	Diversified REITs — 0.0%
193	American Assets Trust, Inc.	4,329
	Diversified Telecommunication Services — 0.2%
398	AT&T, Inc.	7,041
66	Iridium Communications, Inc.	2,393
276	Verizon Communications, Inc.	11,688
		21,122
	Electric Utilities — 0.2%
80	American Electric Power Co., Inc.	6,251
100	Evergy, Inc.	5,077
68	Eversource Energy	3,687
Shares	Description	Value (†)
	Electric Utilities — continued
54	Exelon Corp.	$1,880
68	FirstEnergy Corp.	2,494
43	IDACORP, Inc.	3,981
		23,370
	Electrical Equipment — 0.2%
36	Eaton Corp. PLC	8,859
57	Emerson Electric Co.	5,229
103	nVent Electric PLC	6,184
36	Regal Rexnord Corp.	4,804
		25,076
	Electronic Equipment, Instruments & Components — 0.4%
50	Advanced Energy Industries, Inc.	5,209
47	Amphenol Corp., Class A	4,752
106	Avnet, Inc.	4,802
92	Cognex Corp.	3,325
22	Corning, Inc.	715
269	Knowles Corp.(a)	4,387
16	Littelfuse, Inc.	3,870
90	TE Connectivity Ltd.	12,797
6	Teledyne Technologies, Inc.(a)	2,511
7	Zebra Technologies Corp., Class A(a)	1,677
		44,045
	Energy Equipment & Services — 0.1%
141	ChampionX Corp.	3,865
305	NOV, Inc.	5,951
72	Schlumberger NV	3,506
		13,322
	Entertainment — 1.0%
26	Electronic Arts, Inc.	3,577
83	Netflix, Inc.(a)	46,821
15	Take-Two Interactive Software, Inc.(a)	2,474
427	Walt Disney Co.	41,013
1,326	Warner Bros Discovery, Inc.(a)	13,287
		107,172
	Financial Services — 1.3%
140	Block, Inc.(a)	9,101
170	Fiserv, Inc.(a)	24,118
102	Global Payments, Inc.	13,589
10	Jack Henry & Associates, Inc.	1,658
21	Mastercard, Inc., Class A	9,434
433	MGIC Investment Corp.	8,591
179	PayPal Holdings, Inc.(a)	10,982
197	Visa, Inc., Class A	53,832
101	Voya Financial, Inc.	7,309
22	WEX, Inc.(a)	4,497
		143,111
	Food Products — 0.5%
58	Campbell Soup Co.	2,589
87	Conagra Brands, Inc.	2,536
64	Darling Ingredients, Inc.(a)	2,771
102	General Mills, Inc.	6,621
15	Hershey Co.	2,903
98	Hormel Foods Corp.	2,976
43	Ingredion, Inc.	4,626
19	J M Smucker Co.	2,499
65	Kellanova	3,559
197	Kraft Heinz Co.	7,315
See accompanying notes to financial statements.
| 46

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2025 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
43	McCormick & Co., Inc.	$2,931
109	Mondelez International, Inc., Class A	8,204
		49,530
	Gas Utilities — 0.1%
37	Atmos Energy Corp.	4,216
121	New Jersey Resources Corp.	4,940
54	ONE Gas, Inc.	3,314
		12,470
	Ground Transportation — 0.3%
143	CSX Corp.	5,105
11	JB Hunt Transport Services, Inc.	2,211
21	Norfolk Southern Corp.	4,940
31	Ryder System, Inc.	3,521
12	Saia, Inc.(a)	5,407
31	Uber Technologies, Inc.(a)	2,023
15	Union Pacific Corp.	3,659
52	XPO, Inc.(a)	4,443
		31,309
	Health Care Equipment & Supplies — 0.7%
83	Abbott Laboratories	9,391
5	Align Technology, Inc.(a)	1,337
259	Baxter International, Inc.	10,021
20	Becton Dickinson & Co.	4,776
27	Edwards Lifesciences Corp.(a)	2,119
10	GE HealthCare Technologies, Inc.	734
49	Globus Medical, Inc., Class A(a)	2,587
35	Haemonetics Corp.(a)	2,676
40	Intuitive Surgical, Inc.(a)	15,129
58	LeMaitre Vascular, Inc.	3,366
74	Medtronic PLC	6,478
91	Merit Medical Systems, Inc.(a)	7,125
17	Penumbra, Inc.(a)	4,287
13	Shockwave Medical, Inc.(a)	2,941
10	Stryker Corp.	3,355
		76,322
	Health Care Providers & Services — 1.0%
70	Acadia Healthcare Co., Inc.(a)	5,750
35	Cardinal Health, Inc.	3,822
280	Centene Corp.(a)	21,087
10	Chemed Corp.	5,928
21	Cigna Group	6,320
196	CVS Health Corp.	14,576
15	Elevance Health, Inc.	7,401
50	HCA Healthcare, Inc.	15,245
33	Henry Schein, Inc.(a)	2,470
4	Humana, Inc.	1,512
10	Laboratory Corp. of America Holdings	2,223
5	McKesson Corp.	2,499
125	Select Medical Holdings Corp.	3,249
31	UnitedHealth Group, Inc.	15,864
		107,946
	Health Care REITs — 0.0%
309	Physicians Realty Trust	3,782
	Health Care Technology — 0.3%
442	Doximity, Inc., Class A(a)	11,912
79	Veeva Systems, Inc., Class A(a)	16,385
		28,297
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
80	Host Hotels & Resorts, Inc.	$1,538
	Hotels, Restaurants & Leisure — 0.7%
131	Aramark	3,810
1	Booking Holdings, Inc.(a)	3,507
1	Chipotle Mexican Grill, Inc.(a)	2,409
42	Hilton Worldwide Holdings, Inc.	8,020
48	Marriott Vacations Worldwide Corp.	4,027
31	McDonald's Corp.	9,074
210	Starbucks Corp.	19,536
109	Travel & Leisure Co.	4,406
18	Wingstop, Inc.	5,060
195	Yum China Holdings, Inc.	6,745
84	Yum! Brands, Inc.	10,877
		77,471
	Household Durables — 0.2%
107	KB Home	6,376
42	Meritage Homes Corp.	6,956
40	PulteGroup, Inc.	4,182
138	Taylor Morrison Home Corp.(a)	7,195
		24,709
	Household Products — 0.3%
65	Church & Dwight Co., Inc.	6,490
28	Colgate-Palmolive Co.	2,358
167	Energizer Holdings, Inc.	5,280
120	Procter & Gamble Co.	18,857
		32,985
	Independent Power & Renewable Electricity Producers — 0.0%
154	AES Corp.	2,569
	Industrial Conglomerates — 0.2%
17	3M Co.	1,604
91	General Electric Co.	12,050
48	Honeywell International, Inc.	9,709
		23,363
	Industrial REITs — 0.1%
31	Prologis, Inc.	3,928
151	Rexford Industrial Realty, Inc.	7,941
		11,869
	Insurance — 1.2%
14	Allstate Corp.	2,174
339	American International Group, Inc.	23,564
48	Arch Capital Group Ltd.(a)	3,957
28	Arthur J Gallagher & Co.	6,500
15	Assurant, Inc.	2,519
118	Assured Guaranty Ltd.	9,573
21	Chubb Ltd.	5,145
77	First American Financial Corp.	4,647
46	Hanover Insurance Group, Inc.	6,072
51	Hartford Financial Services Group, Inc.	4,435
20	Marsh & McLennan Cos., Inc.	3,877
36	Prudential Financial, Inc.	3,777
92	Reinsurance Group of America, Inc.	15,998
66	Selective Insurance Group, Inc.	6,921
35	Travelers Cos., Inc.	7,398
92	Willis Towers Watson PLC	22,660
		129,217
	Interactive Media & Services — 1.9%
328	Alphabet, Inc., Class A(a)	45,953
444	Alphabet, Inc., Class C(a)	62,959
See accompanying notes to financial statements.
47 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2025 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
217	Meta Platforms, Inc., Class A(a)	$84,660
130	Yelp, Inc.(a)	5,685
137	ZoomInfo Technologies, Inc.(a)	2,198
		201,455
	IT Services — 0.4%
25	Accenture PLC, Class A	9,097
73	Cognizant Technology Solutions Corp., Class A	5,630
70	GoDaddy, Inc., Class A(a)	7,466
53	International Business Machines Corp.	9,734
191	Shopify, Inc., Class A(a)	15,293
		47,220
	Leisure Products — 0.1%
234	Mattel, Inc.(a)	4,186
57	YETI Holdings, Inc.(a)	2,507
		6,693
	Life Sciences Tools & Services — 0.6%
14	Agilent Technologies, Inc.	1,821
55	Danaher Corp.	13,195
86	Illumina, Inc.(a)	12,299
101	IQVIA Holdings, Inc.(a)	21,031
24	Repligen Corp.(a)	4,546
16	Thermo Fisher Scientific, Inc.	8,624
		61,516
	Machinery — 0.7%
33	AGCO Corp.	4,037
11	Caterpillar, Inc.	3,303
22	Chart Industries, Inc.(a)	2,568
5	Cummins, Inc.	1,197
15	Deere & Co.	5,904
28	Dover Corp.	4,194
45	Fortive Corp.	3,518
106	Graco, Inc.	9,042
9	Illinois Tool Works, Inc.	2,348
74	ITT, Inc.	8,938
44	Oshkosh Corp.	4,844
10	Parker-Hannifin Corp.	4,645
52	SPX Technologies, Inc.(a)	5,233
74	Terex Corp.	4,546
65	Toro Co.	6,011
		70,328
	Media — 0.6%
45	Charter Communications, Inc., Class A(a)	16,682
524	Comcast Corp., Class A	24,387
147	Interpublic Group of Cos., Inc.	4,850
101	Liberty Broadband Corp., Class C(a)	7,923
67	Omnicom Group, Inc.	6,055
		59,897
	Metals & Mining — 0.2%
152	Alcoa Corp.	4,522
253	Cleveland-Cliffs, Inc.(a)	5,072
74	Commercial Metals Co.	3,864
25	Newmont Corp.	863
23	Reliance Steel & Aluminum Co.	6,565
98	U.S. Steel Corp.	4,608
		25,494
Shares	Description	Value (†)
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
531	Annaly Capital Management, Inc.	$10,190
225	KKR Real Estate Finance Trust, Inc.	2,754
		12,944
	Multi-Utilities — 0.1%
54	Consolidated Edison, Inc.	4,909
23	DTE Energy Co.	2,425
15	WEC Energy Group, Inc.	1,211
		8,545
	Office REITs — 0.2%
267	COPT Defense Properties	6,290
183	Douglas Emmett, Inc.	2,480
261	Easterly Government Properties, Inc.	3,205
227	Highwoods Properties, Inc.	5,214
163	Kilroy Realty Corp.	5,829
		23,018
	Oil, Gas & Consumable Fuels — 1.6%
371	Antero Midstream Corp.	4,541
103	Antero Resources Corp.(a)	2,301
577	APA Corp.	18,077
85	Chevron Corp.	12,532
184	CNX Resources Corp.(a)	3,717
243	ConocoPhillips	27,184
67	Devon Energy Corp.	2,815
187	EOG Resources, Inc.	21,279
183	Exxon Mobil Corp.	18,814
19	Hess Corp.	2,670
74	HF Sinclair Corp.	4,180
269	Kinder Morgan, Inc.	4,552
47	ONEOK, Inc.	3,208
115	Ovintiv, Inc.	4,878
174	Phillips 66	25,110
129	Range Resources Corp.	3,746
530	Southwestern Energy Co.(a)	3,419
17	Valero Energy Corp.	2,361
94	Williams Cos., Inc.	3,258
		168,642
	Passenger Airlines — 0.1%
140	Delta Air Lines, Inc.	5,480
	Personal Care Products — 0.0%
9	Estee Lauder Cos., Inc., Class A	1,188
	Pharmaceuticals — 0.9%
140	Bristol-Myers Squibb Co.	6,842
13	Eli Lilly & Co.	8,393
32	Jazz Pharmaceuticals PLC(a)	3,927
125	Johnson & Johnson	19,863
108	Merck & Co., Inc.	13,044
74	Novartis AG, ADR	7,657
149	Novo Nordisk AS, ADR	17,096
76	Perrigo Co. PLC	2,438
293	Pfizer, Inc.	7,934
222	Roche Holding AG, ADR	7,801
34	Zoetis, Inc.	6,386
		101,381
	Professional Services — 0.3%
11	Automatic Data Processing, Inc.	2,704
42	Equifax, Inc.	10,262
45	Exponent, Inc.	3,968
60	Korn Ferry	3,520
See accompanying notes to financial statements.
| 48

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2025 Fund (continued)
Shares	Description	Value (†)
	Professional Services — continued
23	Leidos Holdings, Inc.	$2,541
12	Paychex, Inc.	1,461
24	Paylocity Holding Corp.(a)	3,802
		28,258
	Real Estate Management & Development — 0.3%
273	CBRE Group, Inc., Class A(a)	23,562
30	Jones Lang LaSalle, Inc.(a)	5,312
		28,874
	Residential REITs — 0.1%
16	AvalonBay Communities, Inc.	2,864
26	Camden Property Trust	2,440
		5,304
	Retail REITs — 0.2%
441	Brixmor Property Group, Inc.	9,896
155	NNN REIT, Inc.	6,253
15	Simon Property Group, Inc.	2,079
		18,228
	Semiconductors & Semiconductor Equipment — 1.8%
33	Advanced Micro Devices, Inc.(a)	5,534
36	Analog Devices, Inc.	6,925
188	ARM Holdings PLC, ADR(a)	13,286
7	Broadcom, Inc.	8,260
225	Intel Corp.	9,693
65	Lattice Semiconductor Corp.(a)	3,956
37	Micron Technology, Inc.	3,173
158	NVIDIA Corp.	97,213
34	Onto Innovation, Inc.(a)	5,491
22	Qorvo, Inc.(a)	2,194
128	QUALCOMM, Inc.	19,009
26	Silicon Laboratories, Inc.(a)	3,207
42	Synaptics, Inc.(a)	4,486
43	Texas Instruments, Inc.	6,885
26	Universal Display Corp.	4,414
		193,726
	Software — 2.7%
9	Adobe, Inc.(a)	5,560
18	ANSYS, Inc.(a)	5,901
122	Autodesk, Inc.(a)	30,965
12	Cadence Design Systems, Inc.(a)	3,462
96	Dynatrace, Inc.(a)	5,472
6	Intuit, Inc.	3,788
35	Manhattan Associates, Inc.(a)	8,490
195	Microsoft Corp.	77,528
435	Oracle Corp.	48,589
8	Palo Alto Networks, Inc.(a)	2,708
17	PTC, Inc.(a)	3,071
24	Qualys, Inc.(a)	4,540
17	Roper Technologies, Inc.	9,129
163	Salesforce, Inc.(a)	45,818
7	ServiceNow, Inc.(a)	5,358
22	SPS Commerce, Inc.(a)	4,044
7	Synopsys, Inc.(a)	3,733
7	Tyler Technologies, Inc.(a)	2,959
73	Workday, Inc., Class A(a)	21,248
		292,363
	Specialized REITs — 0.1%
8	American Tower Corp.	1,565
15	Crown Castle, Inc.	1,624
Shares	Description	Value (†)
	Specialized REITs — continued
10	Digital Realty Trust, Inc.	$1,405
3	Equinix, Inc.	2,489
44	Weyerhaeuser Co.	1,442
		8,525
	Specialty Retail — 0.5%
15	Asbury Automotive Group, Inc.(a)	3,136
33	Burlington Stores, Inc.(a)	6,308
23	Dick's Sporting Goods, Inc.	3,429
23	Five Below, Inc.(a)	4,127
59	Floor & Decor Holdings, Inc., Class A(a)	5,933
32	Home Depot, Inc.	11,295
14	Lithia Motors, Inc.	4,128
19	Lowe's Cos., Inc.	4,044
21	Ross Stores, Inc.	2,946
83	TJX Cos., Inc.	7,877
23	Williams-Sonoma, Inc.	4,448
		57,671
	Technology Hardware, Storage & Peripherals — 0.4%
228	Apple, Inc.	42,043
98	Hewlett Packard Enterprise Co.	1,498
53	HP, Inc.	1,522
24	NetApp, Inc.	2,093
		47,156
	Textiles, Apparel & Luxury Goods — 0.3%
27	Crocs, Inc.(a)	2,740
11	Deckers Outdoor Corp.(a)	8,291
63	NIKE, Inc., Class B	6,397
42	PVH Corp.	5,051
731	Under Armour, Inc., Class A(a)	5,570
458	Under Armour, Inc., Class C(a)	3,389
		31,438
	Trading Companies & Distributors — 0.1%
30	GATX Corp.	3,679
19	Watsco, Inc.	7,429
		11,108
	Water Utilities — 0.1%
51	American States Water Co.	3,805
13	American Water Works Co., Inc.	1,612
100	Essential Utilities, Inc.	3,586
		9,003
	Total Common Stocks (Identified Cost $3,445,918)	3,788,431

Principal Amount
Bonds and Notes — 19.3%
	Apartment REITs — 0.1%
$9,000	Essex Portfolio LP, 3.000%, 1/15/2030	8,033
	Automotive — 0.5%
39,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	38,408
8,000	Lear Corp., 4.250%, 5/15/2029	7,725
13,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	11,408
		57,541
	Banking — 2.8%
25,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	23,902
See accompanying notes to financial statements.
49 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2025 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$15,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	$14,998
9,000	Bank of Nova Scotia, 3.400%, 2/11/2024	8,993
21,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	19,346
32,000	Citigroup, Inc., 4.600%, 3/09/2026	31,747
20,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	19,657
16,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	15,969
17,000	KeyCorp, MTN, 2.550%, 10/01/2029	14,621
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	6,566
10,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	9,178
9,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	8,771
23,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	21,808
31,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	30,805
10,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	9,868
7,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	6,937
15,000	State Street Corp., 2.400%, 1/24/2030	13,387
9,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	7,504
19,000	Truist Bank, 3.200%, 4/01/2024	18,921
21,000	Westpac Banking Corp., 2.350%, 2/19/2025	20,445
		303,423
	Brokerage — 0.3%
22,000	BlackRock, Inc., 2.400%, 4/30/2030	19,425
24,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	16,649
		36,074
	Building Materials — 0.3%
17,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	15,716
22,000	Owens Corning, 3.950%, 8/15/2029	21,004
		36,720
	Chemicals — 0.2%
26,000	Ecolab, Inc., 2.125%, 2/01/2032	21,776
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,798
		25,574
	Consumer Products — 0.1%
14,000	Procter & Gamble Co., 3.000%, 3/25/2030	13,058
	Diversified Manufacturing — 0.3%
22,000	Eaton Corp., 4.150%, 3/15/2033	21,220
10,000	Emerson Electric Co., 2.000%, 12/21/2028	8,948
		30,168
	Electric — 1.1%
14,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	12,695
16,000	Duke Energy Corp., 3.750%, 4/15/2024	15,933
27,000	Entergy Corp., 0.900%, 9/15/2025	25,282
14,000	Exelon Corp., 4.050%, 4/15/2030	13,353
22,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	18,800
7,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	6,690
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,115
24,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	23,292
		120,160
Principal Amount	Description	Value (†)
	Environmental — 0.2%
$12,000	Republic Services, Inc., 1.450%, 2/15/2031	$9,669
18,000	Waste Management, Inc., 2.950%, 6/01/2041	13,756
		23,425
	Finance Companies — 0.3%
14,000	Ares Capital Corp., 3.250%, 7/15/2025	13,485
20,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	18,017
		31,502
	Food & Beverage — 0.7%
26,000	Coca-Cola Co., 1.450%, 6/01/2027	23,770
22,000	General Mills, Inc., 4.000%, 4/17/2025	21,728
11,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,926
22,000	PepsiCo, Inc., 2.750%, 3/19/2030	20,001
		75,425
	Government Owned - No Guarantee — 0.4%
12,000	Equinor ASA, 3.625%, 4/06/2040	10,278
25,000	Federal National Mortgage Association, 6.625%, 11/15/2030	28,701
		38,979
	Health Care REITs — 0.1%
10,000	Welltower OP LLC, 2.800%, 6/01/2031	8,653
	Health Insurance — 0.3%
17,000	Elevance Health, Inc., 4.101%, 3/01/2028	16,692
16,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	17,495
		34,187
	Healthcare — 0.4%
7,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	6,902
11,000	CVS Health Corp., 4.300%, 3/25/2028	10,808
9,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	8,782
7,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	6,710
12,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	10,733
		43,935
	Integrated Energy — 0.4%
23,000	Exxon Mobil Corp., 2.992%, 3/19/2025	22,556
18,000	Shell International Finance BV, 6.375%, 12/15/2038	20,701
		43,257
	Life Insurance — 0.1%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,100
10,000	Manulife Financial Corp., 3.703%, 3/16/2032	9,267
		12,367
	Media Entertainment — 0.2%
17,000	Netflix, Inc., 3.625%, 6/15/2025(b)	16,678
	Metals & Mining — 0.1%
14,000	Nucor Corp., 3.125%, 4/01/2032	12,508
	Mortgage Related — 4.6%
53,163	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	44,781
49,645	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	43,471
41,563	Federal Home Loan Mortgage Corp., 3.500%, with various maturities from 2049 to 2052(c)	37,879
6,507	Federal Home Loan Mortgage Corp., 4.000%, with various maturities in 2052(c)	6,127
92,699	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	74,954
73,037	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(c)	61,766
See accompanying notes to financial statements.
| 50

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2025 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$68,914	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	$60,799
40,757	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	37,211
39,727	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	37,409
11,804	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2053(c)	11,445
18,016	Government National Mortgage Association, 3.000%, 6/20/2052	16,088
9,849	Government National Mortgage Association, 4.000%, 8/20/2053	9,353
8,881	Government National Mortgage Association, 5.000%, 7/20/2053	8,820
42,536	Government National Mortgage Association, 5.500%, 4/20/2053	42,811
		492,914
	Office REITs — 0.3%
23,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	22,466
8,000	Boston Properties LP, 2.750%, 10/01/2026	7,457
		29,923
	Oil Field Services — 0.1%
16,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	15,246
	Other REITs — 0.1%
13,000	Prologis LP, 1.250%, 10/15/2030	10,503
	Pharmaceuticals — 0.6%
25,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	21,474
9,000	Biogen, Inc., 2.250%, 5/01/2030	7,672
14,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	13,265
9,000	Merck & Co., Inc., 1.450%, 6/24/2030	7,521
16,000	Viatris, Inc., 3.850%, 6/22/2040	12,110
		62,042
	Property & Casualty Insurance — 0.2%
7,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	6,269
14,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	12,019
		18,288
	Railroads — 0.3%
32,000	CSX Corp., 2.600%, 11/01/2026	30,471
	Restaurants — 0.2%
18,000	Starbucks Corp., 2.250%, 3/12/2030	15,702
	Retail REITs — 0.2%
8,000	Realty Income Corp., 2.700%, 2/15/2032	6,700
10,000	Realty Income Corp., 3.400%, 1/15/2028	9,522
		16,222
	Retailers — 0.4%
15,000	Amazon.com, Inc., 3.875%, 8/22/2037	13,819
24,000	TJX Cos., Inc., 1.150%, 5/15/2028	21,059
11,000	Walmart, Inc., 4.100%, 4/15/2033	10,755
		45,633
	Technology — 1.1%
29,000	Apple, Inc., 2.500%, 2/09/2025	28,338
6,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	4,932
12,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	11,573
12,000	Intel Corp., 2.450%, 11/15/2029	10,741
17,000	International Business Machines Corp., 4.000%, 6/20/2042	14,791
Principal Amount	Description	Value (†)
	Technology — continued
$12,000	NVIDIA Corp., 2.850%, 4/01/2030	$11,023
20,000	Oracle Corp., 2.950%, 5/15/2025	19,470
22,000	QUALCOMM, Inc., 1.650%, 5/20/2032	17,642
		118,510
	Treasuries — 1.9%
30,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	15,618
18,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	13,517
16,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	11,755
38,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	29,842
56,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	45,485
28,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	22,310
41,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	32,572
28,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	28,201
		199,300
	Utility Other — 0.1%
16,000	Essential Utilities, Inc., 4.276%, 5/01/2049	13,326
	Wireless — 0.2%
16,000	Vodafone Group PLC, 6.150%, 2/27/2037	17,296
	Wirelines — 0.1%
17,000	AT&T, Inc., 3.650%, 6/01/2051	12,678
	Total Bonds and Notes (Identified Cost $2,198,904)	2,069,721

Shares
Exchange-Traded Funds — 5.0%
7,053	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $530,509)	530,738

Mutual Funds — 7.4%
20,502	WCM Focused Emerging Markets Fund, Institutional Class	260,785
22,971	WCM Focused International Growth Fund, Institutional Class	534,761
	Total Mutual Funds (Identified Cost $858,404)	795,546

Affiliated Mutual Funds — 31.0%
82,162	Loomis Sayles Inflation Protected Securities Fund, Class N	793,683
88,607	Loomis Sayles Limited Term Government & Agency Fund, Class N	957,838
121,480	Mirova Global Green Bond Fund, Class N	1,031,368
45,219	Mirova International Sustainable Equity Fund, Class N	535,849
	Total Affiliated Mutual Funds (Identified Cost $3,509,659)	3,318,738
See accompanying notes to financial statements.
51 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2025 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.2%
$234,811	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2024 at 3.500% to be repurchased at $234,834 on 2/01/2024 collateralized by $240,100 U.S. Treasury Note, 4.000% due 1/31/2031 valued at $239,687 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $234,811)	$234,811
	Total Investments — 100.3% (Identified Cost $10,778,205)	10,737,985
	Other assets less liabilities — (0.3)%	(30,739)
	Net Assets — 100.0%	$10,707,246

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of
Rule 144A holdings amounted to $39,749 or 0.4% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2024
Equity	52.8%
Fixed Income	45.3
Short-Term Investments	2.2
Total Investments	100.3
Other assets less liabilities	(0.3)
Net Assets	100.0%
See accompanying notes to financial statements.
| 52

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 40.1% of Net Assets
	Aerospace & Defense — 0.8%
160	AAR Corp.(a)	$9,731
406	Boeing Co.(a)	85,682
32	L3Harris Technologies, Inc.	6,669
27	Lockheed Martin Corp.	11,594
65	Moog, Inc., Class A	9,087
10	Northrop Grumman Corp.	4,468
99	RTX Corp.	9,021
		136,252
	Air Freight & Logistics — 0.3%
217	Expeditors International of Washington, Inc.	27,414
22	FedEx Corp.	5,308
127	GXO Logistics, Inc.(a)	6,906
66	United Parcel Service, Inc., Class B	9,366
		48,994
	Automobile Components — 0.5%
32	Aptiv PLC(a)	2,603
687	BorgWarner, Inc.	23,289
442	Dana, Inc.	5,993
427	Magna International, Inc.	24,275
503	Mobileye Global, Inc., Class A(a)	13,008
116	Phinia, Inc.	3,508
59	Visteon Corp.(a)	6,802
		79,478
	Automobiles — 0.8%
1,349	General Motors Co.	52,341
384	Tesla, Inc.(a)	71,920
62	Thor Industries, Inc.	7,007
		131,268
	Banks — 2.1%
268	Ameris Bancorp	13,303
893	Banc of California, Inc.	12,306
1,503	Bank of America Corp.	51,117
746	Citigroup, Inc.	41,903
108	Citizens Financial Group, Inc.	3,532
152	East West Bancorp, Inc.	11,067
17	First Citizens BancShares, Inc., Class A	25,670
485	First Financial Bancorp	10,874
1,246	FNB Corp.	16,422
803	Fulton Financial Corp.	12,519
271	International Bancshares Corp.	14,325
245	JPMorgan Chase & Co.	42,718
73	PNC Financial Services Group, Inc.	11,038
133	Regions Financial Corp.	2,483
820	Truist Financial Corp.	30,389
256	Webster Financial Corp.	12,667
923	Wells Fargo & Co.	46,316
		358,649
	Beverages — 0.6%
47	Boston Beer Co., Inc., Class A(a)	16,416
163	Coca-Cola Co.	9,697
146	Keurig Dr Pepper, Inc.	4,590
1,104	Monster Beverage Corp.(a)	60,742
107	PepsiCo, Inc.	18,033
		109,478
	Biotechnology — 1.0%
109	AbbVie, Inc.	17,920
195	Alnylam Pharmaceuticals, Inc.(a)	33,717
Shares	Description	Value (†)
	Biotechnology — continued
29	Amgen, Inc.	$9,114
13	Biogen, Inc.(a)	3,207
220	CRISPR Therapeutics AG(a)	13,849
119	Cytokinetics, Inc.(a)	9,297
157	Gilead Sciences, Inc.	12,287
135	Halozyme Therapeutics, Inc.(a)	4,570
61	Incyte Corp.(a)	3,585
76	Neurocrine Biosciences, Inc.(a)	10,622
49	Regeneron Pharmaceuticals, Inc.(a)	46,196
23	United Therapeutics Corp.(a)	4,940
9	Vertex Pharmaceuticals, Inc.(a)	3,900
		173,204
	Broadline Retail — 1.2%
177	Alibaba Group Holding Ltd., ADR	12,774
1,132	Amazon.com, Inc.(a)	175,686
499	eBay, Inc.	20,494
		208,954
	Building Products — 0.6%
34	Carlisle Cos., Inc.	10,685
81	Carrier Global Corp.	4,431
332	Fortune Brands Innovations, Inc.	25,760
27	Lennox International, Inc.	11,560
461	Masco Corp.	31,021
102	Owens Corning	15,456
85	Trex Co., Inc.(a)	6,926
		105,839
	Capital Markets — 2.5%
721	Bank of New York Mellon Corp.	39,987
34	BlackRock, Inc.	26,326
52	Cboe Global Markets, Inc.	9,560
655	Charles Schwab Corp.	41,213
68	CME Group, Inc.	13,997
54	FactSet Research Systems, Inc.	25,700
86	Goldman Sachs Group, Inc.	33,025
458	Intercontinental Exchange, Inc.	58,317
218	Janus Henderson Group PLC	6,270
513	KKR & Co., Inc.	44,415
39	Moody's Corp.	15,289
73	Morgan Stanley	6,368
45	MSCI, Inc.	26,938
27	Northern Trust Corp.	2,150
35	S&P Global, Inc.	15,692
336	SEI Investments Co.	21,249
462	State Street Corp.	34,128
26	T. Rowe Price Group, Inc.	2,820
42	Virtus Investment Partners, Inc.	9,917
		433,361
	Chemicals — 0.7%
11	Air Products & Chemicals, Inc.	2,813
131	Celanese Corp.	19,164
590	Corteva, Inc.	26,833
40	DuPont de Nemours, Inc.	2,472
49	Ecolab, Inc.	9,713
118	HB Fuller Co.	8,941
84	Innospec, Inc.	9,753
41	Linde PLC	16,598
101	Minerals Technologies, Inc.	6,600
See accompanying notes to financial statements.
53 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2030 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
14	Sherwin-Williams Co.	$4,261
58	Stepan Co.	5,178
		112,326
	Commercial Services & Supplies — 0.1%
60	MSA Safety, Inc.	9,902
21	Waste Management, Inc.	3,898
		13,800
	Communications Equipment — 0.2%
144	Ciena Corp.(a)	7,632
315	Cisco Systems, Inc.	15,807
42	F5, Inc.(a)	7,715
14	Motorola Solutions, Inc.	4,473
		35,627
	Construction & Engineering — 0.1%
207	AECOM	18,255
	Construction Materials — 0.1%
17	Martin Marietta Materials, Inc.	8,643
40	Vulcan Materials Co.	9,041
		17,684
	Consumer Finance — 1.0%
1,464	Ally Financial, Inc.	53,700
272	American Express Co.	54,601
413	Capital One Financial Corp.	55,887
88	Synchrony Financial	3,421
		167,609
	Consumer Staples Distribution & Retail — 0.8%
119	BJ's Wholesale Club Holdings, Inc.(a)	7,656
28	Casey's General Stores, Inc.	7,598
28	Costco Wholesale Corp.	19,457
1,340	Kroger Co.	61,827
199	Sprouts Farmers Market, Inc.(a)	10,024
25	Target Corp.	3,477
132	Walmart, Inc.	21,813
		131,852
	Containers & Packaging — 0.1%
31	Ball Corp.	1,719
121	Crown Holdings, Inc.	10,709
196	Sonoco Products Co.	11,152
		23,580
	Distributors — 0.0%
29	Genuine Parts Co.	4,067
	Diversified Consumer Services — 0.1%
71	Grand Canyon Education, Inc.(a)	9,272
147	Service Corp. International	9,867
		19,139
	Diversified REITs — 0.0%
352	American Assets Trust, Inc.	7,895
	Diversified Telecommunication Services — 0.2%
716	AT&T, Inc.	12,666
114	Iridium Communications, Inc.	4,133
502	Verizon Communications, Inc.	21,260
		38,059
	Electric Utilities — 0.2%
146	American Electric Power Co., Inc.	11,408
176	Evergy, Inc.	8,936
134	Eversource Energy	7,265
Shares	Description	Value (†)
	Electric Utilities — continued
102	Exelon Corp.	$3,551
119	FirstEnergy Corp.	4,365
80	IDACORP, Inc.	7,406
		42,931
	Electrical Equipment — 0.3%
68	Eaton Corp. PLC	16,734
107	Emerson Electric Co.	9,815
181	nVent Electric PLC	10,867
66	Regal Rexnord Corp.	8,808
		46,224
	Electronic Equipment, Instruments & Components — 0.5%
92	Advanced Energy Industries, Inc.	9,584
86	Amphenol Corp., Class A	8,695
193	Avnet, Inc.	8,743
155	Cognex Corp.	5,602
56	Corning, Inc.	1,819
490	Knowles Corp.(a)	7,992
30	Littelfuse, Inc.	7,257
162	TE Connectivity Ltd.	23,035
11	Teledyne Technologies, Inc.(a)	4,603
11	Zebra Technologies Corp., Class A(a)	2,635
		79,965
	Energy Equipment & Services — 0.1%
259	ChampionX Corp.	7,099
556	NOV, Inc.	10,848
132	Schlumberger NV	6,428
		24,375
	Entertainment — 1.1%
50	Electronic Arts, Inc.	6,879
154	Netflix, Inc.(a)	86,873
25	Take-Two Interactive Software, Inc.(a)	4,123
791	Walt Disney Co.	75,976
2,444	Warner Bros Discovery, Inc.(a)	24,489
		198,340
	Financial Services — 1.5%
259	Block, Inc.(a)	16,837
309	Fiserv, Inc.(a)	43,838
186	Global Payments, Inc.	24,781
20	Jack Henry & Associates, Inc.	3,316
38	Mastercard, Inc., Class A	17,071
789	MGIC Investment Corp.	15,654
325	PayPal Holdings, Inc.(a)	19,939
368	Visa, Inc., Class A	100,560
186	Voya Financial, Inc.	13,461
42	WEX, Inc.(a)	8,584
		264,041
	Food Products — 0.5%
103	Campbell Soup Co.	4,597
164	Conagra Brands, Inc.	4,781
110	Darling Ingredients, Inc.(a)	4,763
186	General Mills, Inc.	12,073
29	Hershey Co.	5,613
170	Hormel Foods Corp.	5,163
80	Ingredion, Inc.	8,606
32	J M Smucker Co.	4,210
116	Kellanova	6,352
366	Kraft Heinz Co.	13,589
See accompanying notes to financial statements.
| 54

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2030 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
78	McCormick & Co., Inc.	$5,316
203	Mondelez International, Inc., Class A	15,280
		90,343
	Gas Utilities — 0.1%
67	Atmos Energy Corp.	7,634
221	New Jersey Resources Corp.	9,023
92	ONE Gas, Inc.	5,646
		22,303
	Ground Transportation — 0.3%
283	CSX Corp.	10,103
20	JB Hunt Transport Services, Inc.	4,020
40	Norfolk Southern Corp.	9,410
58	Ryder System, Inc.	6,587
23	Saia, Inc.(a)	10,363
57	Uber Technologies, Inc.(a)	3,720
28	Union Pacific Corp.	6,830
96	XPO, Inc.(a)	8,202
		59,235
	Health Care Equipment & Supplies — 0.8%
150	Abbott Laboratories	16,973
10	Align Technology, Inc.(a)	2,673
471	Baxter International, Inc.	18,223
37	Becton Dickinson & Co.	8,836
46	Edwards Lifesciences Corp.(a)	3,610
24	GE HealthCare Technologies, Inc.	1,761
85	Globus Medical, Inc., Class A(a)	4,487
64	Haemonetics Corp.(a)	4,893
74	Intuitive Surgical, Inc.(a)	27,988
102	LeMaitre Vascular, Inc.	5,920
137	Medtronic PLC	11,993
167	Merit Medical Systems, Inc.(a)	13,076
32	Penumbra, Inc.(a)	8,070
25	Shockwave Medical, Inc.(a)	5,656
18	Stryker Corp.	6,039
		140,198
	Health Care Providers & Services — 1.1%
123	Acadia Healthcare Co., Inc.(a)	10,103
65	Cardinal Health, Inc.	7,097
512	Centene Corp.(a)	38,559
20	Chemed Corp.	11,856
38	Cigna Group	11,436
353	CVS Health Corp.	26,253
27	Elevance Health, Inc.	13,323
90	HCA Healthcare, Inc.	27,441
62	Henry Schein, Inc.(a)	4,640
7	Humana, Inc.	2,646
18	Laboratory Corp. of America Holdings	4,001
10	McKesson Corp.	4,999
215	Select Medical Holdings Corp.	5,588
56	UnitedHealth Group, Inc.	28,658
		196,600
	Health Care REITs — 0.0%
564	Physicians Realty Trust	6,903
	Health Care Technology — 0.3%
821	Doximity, Inc., Class A(a)	22,126
147	Veeva Systems, Inc., Class A(a)	30,489
		52,615
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
146	Host Hotels & Resorts, Inc.	$2,806
	Hotels, Restaurants & Leisure — 0.8%
240	Aramark	6,979
2	Booking Holdings, Inc.(a)	7,015
2	Chipotle Mexican Grill, Inc.(a)	4,818
76	Hilton Worldwide Holdings, Inc.	14,513
88	Marriott Vacations Worldwide Corp.	7,382
57	McDonald's Corp.	16,685
392	Starbucks Corp.	36,468
200	Travel & Leisure Co.	8,084
33	Wingstop, Inc.	9,277
363	Yum China Holdings, Inc.	12,556
154	Yum! Brands, Inc.	19,941
		143,718
	Household Durables — 0.3%
196	KB Home	11,680
77	Meritage Homes Corp.	12,752
73	PulteGroup, Inc.	7,633
252	Taylor Morrison Home Corp.(a)	13,139
		45,204
	Household Products — 0.4%
123	Church & Dwight Co., Inc.	12,282
49	Colgate-Palmolive Co.	4,126
294	Energizer Holdings, Inc.	9,296
222	Procter & Gamble Co.	34,885
		60,589
	Independent Power & Renewable Electricity Producers — 0.0%
299	AES Corp.	4,987
	Industrial Conglomerates — 0.3%
34	3M Co.	3,208
163	General Electric Co.	21,584
91	Honeywell International, Inc.	18,406
		43,198
	Industrial REITs — 0.1%
57	Prologis, Inc.	7,221
276	Rexford Industrial Realty, Inc.	14,515
		21,736
	Insurance — 1.4%
27	Allstate Corp.	4,192
617	American International Group, Inc.	42,888
85	Arch Capital Group Ltd.(a)	7,007
51	Arthur J Gallagher & Co.	11,840
28	Assurant, Inc.	4,703
215	Assured Guaranty Ltd.	17,443
39	Chubb Ltd.	9,555
141	First American Financial Corp.	8,509
85	Hanover Insurance Group, Inc.	11,221
90	Hartford Financial Services Group, Inc.	7,826
36	Marsh & McLennan Cos., Inc.	6,978
66	Prudential Financial, Inc.	6,925
169	Reinsurance Group of America, Inc.	29,388
122	Selective Insurance Group, Inc.	12,793
67	Travelers Cos., Inc.	14,161
168	Willis Towers Watson PLC	41,378
		236,807
	Interactive Media & Services — 2.1%
609	Alphabet, Inc., Class A(a)	85,321
813	Alphabet, Inc., Class C(a)	115,283
See accompanying notes to financial statements.
55 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2030 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
403	Meta Platforms, Inc., Class A(a)	$157,227
229	Yelp, Inc.(a)	10,014
242	ZoomInfo Technologies, Inc.(a)	3,882
		371,727
	IT Services — 0.5%
45	Accenture PLC, Class A	16,374
130	Cognizant Technology Solutions Corp., Class A	10,026
129	GoDaddy, Inc., Class A(a)	13,759
97	International Business Machines Corp.	17,815
355	Shopify, Inc., Class A(a)	28,425
		86,399
	Leisure Products — 0.1%
427	Mattel, Inc.(a)	7,639
100	YETI Holdings, Inc.(a)	4,397
		12,036
	Life Sciences Tools & Services — 0.7%
29	Agilent Technologies, Inc.	3,773
101	Danaher Corp.	24,231
161	Illumina, Inc.(a)	23,025
184	IQVIA Holdings, Inc.(a)	38,314
45	Repligen Corp.(a)	8,523
29	Thermo Fisher Scientific, Inc.	15,630
		113,496
	Machinery — 0.7%
62	AGCO Corp.	7,585
20	Caterpillar, Inc.	6,006
37	Chart Industries, Inc.(a)	4,319
8	Cummins, Inc.	1,914
28	Deere & Co.	11,020
52	Dover Corp.	7,789
80	Fortive Corp.	6,254
194	Graco, Inc.	16,548
16	Illinois Tool Works, Inc.	4,174
136	ITT, Inc.	16,426
82	Oshkosh Corp.	9,028
17	Parker-Hannifin Corp.	7,897
96	SPX Technologies, Inc.(a)	9,662
135	Terex Corp.	8,293
119	Toro Co.	11,005
		127,920
	Media — 0.6%
83	Charter Communications, Inc., Class A(a)	30,769
954	Comcast Corp., Class A	44,399
279	Interpublic Group of Cos., Inc.	9,204
183	Liberty Broadband Corp., Class C(a)	14,356
117	Omnicom Group, Inc.	10,575
		109,303
	Metals & Mining — 0.3%
277	Alcoa Corp.	8,241
462	Cleveland-Cliffs, Inc.(a)	9,263
135	Commercial Metals Co.	7,050
54	Newmont Corp.	1,863
42	Reliance Steel & Aluminum Co.	11,988
172	U.S. Steel Corp.	8,087
		46,492
Shares	Description	Value (†)
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
968	Annaly Capital Management, Inc.	$18,576
389	KKR Real Estate Finance Trust, Inc.	4,761
		23,337
	Multi-Utilities — 0.1%
95	Consolidated Edison, Inc.	8,636
39	DTE Energy Co.	4,111
25	WEC Energy Group, Inc.	2,019
		14,766
	Office REITs — 0.2%
487	COPT Defense Properties	11,474
339	Douglas Emmett, Inc.	4,593
451	Easterly Government Properties, Inc.	5,538
414	Highwoods Properties, Inc.	9,510
298	Kilroy Realty Corp.	10,657
		41,772
	Oil, Gas & Consumable Fuels — 1.8%
677	Antero Midstream Corp.	8,286
181	Antero Resources Corp.(a)	4,044
1,055	APA Corp.	33,053
157	Chevron Corp.	23,147
311	CNX Resources Corp.(a)	6,282
446	ConocoPhillips	49,894
125	Devon Energy Corp.	5,253
342	EOG Resources, Inc.	38,916
340	Exxon Mobil Corp.	34,955
33	Hess Corp.	4,638
136	HF Sinclair Corp.	7,683
461	Kinder Morgan, Inc.	7,800
84	ONEOK, Inc.	5,733
211	Ovintiv, Inc.	8,951
317	Phillips 66	45,746
236	Range Resources Corp.	6,853
896	Southwestern Energy Co.(a)	5,779
32	Valero Energy Corp.	4,445
167	Williams Cos., Inc.	5,788
		307,246
	Passenger Airlines — 0.1%
266	Delta Air Lines, Inc.	10,411
	Personal Care Products — 0.0%
15	Estee Lauder Cos., Inc., Class A	1,980
	Pharmaceuticals — 1.1%
253	Bristol-Myers Squibb Co.	12,364
24	Eli Lilly & Co.	15,495
59	Jazz Pharmaceuticals PLC(a)	7,240
230	Johnson & Johnson	36,547
203	Merck & Co., Inc.	24,518
136	Novartis AG, ADR	14,072
278	Novo Nordisk AS, ADR	31,898
134	Perrigo Co. PLC	4,299
526	Pfizer, Inc.	14,244
412	Roche Holding AG, ADR	14,478
62	Zoetis, Inc.	11,644
		186,799
	Professional Services — 0.3%
19	Automatic Data Processing, Inc.	4,670
76	Equifax, Inc.	18,570
82	Exponent, Inc.	7,232
111	Korn Ferry	6,512
See accompanying notes to financial statements.
| 56

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2030 Fund (continued)
Shares	Description	Value (†)
	Professional Services — continued
43	Leidos Holdings, Inc.	$4,750
24	Paychex, Inc.	2,922
45	Paylocity Holding Corp.(a)	7,128
		51,784
	Real Estate Management & Development — 0.3%
496	CBRE Group, Inc., Class A(a)	42,810
56	Jones Lang LaSalle, Inc.(a)	9,915
		52,725
	Residential REITs — 0.1%
31	AvalonBay Communities, Inc.	5,549
46	Camden Property Trust	4,317
		9,866
	Retail REITs — 0.2%
804	Brixmor Property Group, Inc.	18,042
274	NNN REIT, Inc.	11,053
26	Simon Property Group, Inc.	3,604
		32,699
	Semiconductors & Semiconductor Equipment — 2.1%
60	Advanced Micro Devices, Inc.(a)	10,062
67	Analog Devices, Inc.	12,888
350	ARM Holdings PLC, ADR(a)	24,735
13	Broadcom, Inc.	15,340
400	Intel Corp.	17,232
119	Lattice Semiconductor Corp.(a)	7,242
64	Micron Technology, Inc.	5,488
293	NVIDIA Corp.	180,274
63	Onto Innovation, Inc.(a)	10,175
41	Qorvo, Inc.(a)	4,089
236	QUALCOMM, Inc.	35,048
45	Silicon Laboratories, Inc.(a)	5,551
77	Synaptics, Inc.(a)	8,225
76	Texas Instruments, Inc.	12,169
47	Universal Display Corp.	7,979
		356,497
	Software — 3.1%
16	Adobe, Inc.(a)	9,884
33	ANSYS, Inc.(a)	10,818
224	Autodesk, Inc.(a)	56,853
22	Cadence Design Systems, Inc.(a)	6,346
169	Dynatrace, Inc.(a)	9,633
11	Intuit, Inc.	6,945
64	Manhattan Associates, Inc.(a)	15,524
361	Microsoft Corp.	143,526
805	Oracle Corp.	89,919
14	Palo Alto Networks, Inc.(a)	4,739
32	PTC, Inc.(a)	5,781
45	Qualys, Inc.(a)	8,513
30	Roper Technologies, Inc.	16,110
302	Salesforce, Inc.(a)	84,889
13	ServiceNow, Inc.(a)	9,950
39	SPS Commerce, Inc.(a)	7,168
14	Synopsys, Inc.(a)	7,467
14	Tyler Technologies, Inc.(a)	5,919
136	Workday, Inc., Class A(a)	39,586
		539,570
	Specialized REITs — 0.1%
15	American Tower Corp.	2,935
31	Crown Castle, Inc.	3,356
Shares	Description	Value (†)
	Specialized REITs — continued
19	Digital Realty Trust, Inc.	$2,669
6	Equinix, Inc.	4,978
87	Weyerhaeuser Co.	2,851
		16,789
	Specialty Retail — 0.6%
27	Asbury Automotive Group, Inc.(a)	5,645
60	Burlington Stores, Inc.(a)	11,469
41	Dick's Sporting Goods, Inc.	6,112
42	Five Below, Inc.(a)	7,537
109	Floor & Decor Holdings, Inc., Class A(a)	10,961
58	Home Depot, Inc.	20,472
26	Lithia Motors, Inc.	7,666
34	Lowe's Cos., Inc.	7,236
36	Ross Stores, Inc.	5,050
149	TJX Cos., Inc.	14,142
43	Williams-Sonoma, Inc.	8,316
		104,606
	Technology Hardware, Storage & Peripherals — 0.5%
420	Apple, Inc.	77,448
177	Hewlett Packard Enterprise Co.	2,706
99	HP, Inc.	2,842
44	NetApp, Inc.	3,837
		86,833
	Textiles, Apparel & Luxury Goods — 0.3%
51	Crocs, Inc.(a)	5,175
22	Deckers Outdoor Corp.(a)	16,582
115	NIKE, Inc., Class B	11,676
78	PVH Corp.	9,380
1,354	Under Armour, Inc., Class A(a)	10,318
768	Under Armour, Inc., Class C(a)	5,683
		58,814
	Trading Companies & Distributors — 0.1%
56	GATX Corp.	6,869
35	Watsco, Inc.	13,684
		20,553
	Water Utilities — 0.1%
87	American States Water Co.	6,490
22	American Water Works Co., Inc.	2,729
184	Essential Utilities, Inc.	6,598
		15,817
	Total Common Stocks (Identified Cost $6,233,419)	6,958,725

Principal Amount
Bonds and Notes — 17.0%
	Apartment REITs — 0.1%
$14,000	Essex Portfolio LP, 3.000%, 1/15/2030	12,496
	Automotive — 0.3%
26,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	25,606
10,000	Lear Corp., 4.250%, 5/15/2029	9,656
17,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	14,918
		50,180
	Banking — 2.4%
30,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	28,682
See accompanying notes to financial statements.
57 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2030 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$14,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	$13,998
13,000	Bank of Nova Scotia, 3.400%, 2/11/2024	12,990
32,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	29,479
21,000	Citigroup, Inc., 4.600%, 3/09/2026	20,834
26,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	25,554
25,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	24,952
28,000	KeyCorp, MTN, 2.550%, 10/01/2029	24,081
11,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	10,317
16,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	14,685
12,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	11,695
37,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	35,083
59,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	58,629
14,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	13,815
14,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	13,875
18,000	State Street Corp., 2.400%, 1/24/2030	16,065
16,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	13,340
27,000	Truist Bank, 3.200%, 4/01/2024	26,887
31,000	Westpac Banking Corp., 2.350%, 2/19/2025	30,181
		425,142
	Brokerage — 0.3%
34,000	BlackRock, Inc., 2.400%, 4/30/2030	30,020
37,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	25,667
		55,687
	Building Materials — 0.3%
17,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	15,716
30,000	Owens Corning, 3.950%, 8/15/2029	28,641
		44,357
	Chemicals — 0.2%
36,000	Ecolab, Inc., 2.125%, 2/01/2032	30,152
6,000	LYB International Finance BV, 5.250%, 7/15/2043	5,697
		35,849
	Consumer Products — 0.1%
13,000	Procter & Gamble Co., 3.000%, 3/25/2030	12,126
	Diversified Manufacturing — 0.2%
29,000	Eaton Corp., 4.150%, 3/15/2033	27,972
15,000	Emerson Electric Co., 2.000%, 12/21/2028	13,421
		41,393
	Electric — 1.0%
17,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	15,416
25,000	Duke Energy Corp., 3.750%, 4/15/2024	24,896
39,000	Entergy Corp., 0.900%, 9/15/2025	36,518
18,000	Exelon Corp., 4.050%, 4/15/2030	17,168
29,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	24,782
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	10,512
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,115
33,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	32,026
		165,433
Principal Amount	Description	Value (†)
	Environmental — 0.1%
$18,000	Republic Services, Inc., 1.450%, 2/15/2031	$14,503
15,000	Waste Management, Inc., 2.950%, 6/01/2041	11,464
		25,967
	Finance Companies — 0.2%
22,000	Ares Capital Corp., 3.250%, 7/15/2025	21,192
18,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	16,215
		37,407
	Food & Beverage — 0.6%
36,000	Coca-Cola Co., 1.450%, 6/01/2027	32,913
28,000	General Mills, Inc., 4.000%, 4/17/2025	27,654
15,000	Mondelez International, Inc., 2.750%, 4/13/2030	13,536
30,000	PepsiCo, Inc., 2.750%, 3/19/2030	27,273
		101,376
	Government Owned - No Guarantee — 0.4%
18,000	Equinor ASA, 3.625%, 4/06/2040	15,417
44,000	Federal National Mortgage Association, 6.625%, 11/15/2030	50,514
		65,931
	Health Care REITs — 0.1%
16,000	Welltower OP LLC, 2.800%, 6/01/2031	13,844
	Health Insurance — 0.3%
24,000	Elevance Health, Inc., 4.101%, 3/01/2028	23,565
22,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	24,055
		47,620
	Healthcare — 0.4%
10,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	9,860
10,000	CVS Health Corp., 4.300%, 3/25/2028	9,826
17,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	16,589
12,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	11,502
19,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	16,994
		64,771
	Integrated Energy — 0.3%
32,000	Exxon Mobil Corp., 2.992%, 3/19/2025	31,382
22,000	Shell International Finance BV, 6.375%, 12/15/2038	25,301
		56,683
	Life Insurance — 0.2%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	6,200
23,000	Manulife Financial Corp., 3.703%, 3/16/2032	21,315
		27,515
	Media Entertainment — 0.1%
17,000	Netflix, Inc., 3.625%, 6/15/2025(b)	16,678
	Metals & Mining — 0.1%
17,000	Nucor Corp., 3.125%, 4/01/2032	15,189
	Mortgage Related — 4.6%
45,375	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	36,595
75,042	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	63,199
74,945	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	65,651
59,717	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	54,372
12,052	Federal Home Loan Mortgage Corp., 4.000%, with various maturities in 2052	11,347
118,600	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	95,850
115,837	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	97,830
See accompanying notes to financial statements.
| 58

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2030 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$112,751	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	$99,115
70,475	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	64,291
56,179	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	52,898
26,158	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2053(c)	25,319
32,353	Government National Mortgage Association, 3.000%, with various maturities in 2052	28,897
16,742	Government National Mortgage Association, 4.000%, 8/20/2053	15,900
14,802	Government National Mortgage Association, 5.000%, 7/20/2053	14,699
68,638	Government National Mortgage Association, 5.500%, 4/20/2053	69,082
		795,045
	Office REITs — 0.3%
34,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	33,210
17,000	Boston Properties LP, 2.750%, 10/01/2026	15,847
		49,057
	Oil Field Services — 0.1%
17,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	16,199
	Other REITs — 0.1%
16,000	Prologis LP, 1.250%, 10/15/2030	12,926
	Pharmaceuticals — 0.4%
35,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	30,063
15,000	Biogen, Inc., 2.250%, 5/01/2030	12,786
16,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	15,160
11,000	Merck & Co., Inc., 1.450%, 6/24/2030	9,193
15,000	Viatris, Inc., 3.850%, 6/22/2040	11,353
		78,555
	Property & Casualty Insurance — 0.1%
10,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	8,957
19,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	16,311
		25,268
	Railroads — 0.3%
58,000	CSX Corp., 2.600%, 11/01/2026	55,229
	Restaurants — 0.2%
31,000	Starbucks Corp., 2.250%, 3/12/2030	27,042
	Retail REITs — 0.1%
10,000	Realty Income Corp., 2.700%, 2/15/2032	8,375
12,000	Realty Income Corp., 3.400%, 1/15/2028	11,427
		19,802
	Retailers — 0.3%
15,000	Amazon.com, Inc., 3.875%, 8/22/2037	13,819
36,000	TJX Cos., Inc., 1.150%, 5/15/2028	31,589
13,000	Walmart, Inc., 4.100%, 4/15/2033	12,710
		58,118
	Technology — 0.9%
34,000	Apple, Inc., 2.500%, 2/09/2025	33,224
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,288
13,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	12,538
16,000	Intel Corp., 2.450%, 11/15/2029	14,321
27,000	International Business Machines Corp., 4.000%, 6/20/2042	23,492
Principal Amount	Description	Value (†)
	Technology — continued
$17,000	NVIDIA Corp., 2.850%, 4/01/2030	$15,615
25,000	Oracle Corp., 2.950%, 5/15/2025	24,338
34,000	QUALCOMM, Inc., 1.650%, 5/20/2032	27,265
		154,081
	Treasuries — 1.6%
56,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	29,153
35,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	25,714
67,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	52,616
35,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	28,428
39,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	31,075
50,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	39,723
71,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	71,510
		278,219
	Utility Other — 0.1%
17,000	Essential Utilities, Inc., 4.276%, 5/01/2049	14,159
	Wireless — 0.1%
23,000	Vodafone Group PLC, 6.150%, 2/27/2037	24,862
	Wirelines — 0.1%
18,000	AT&T, Inc., 3.650%, 6/01/2051	13,423
	Total Bonds and Notes (Identified Cost $3,121,004)	2,937,629

Shares
Exchange-Traded Funds — 5.6%
12,955	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $970,254)	974,864

Mutual Funds — 9.0%
46,392	WCM Focused Emerging Markets Fund, Institutional Class	590,114
41,984	WCM Focused International Growth Fund, Institutional Class	977,382
	Total Mutual Funds (Identified Cost $1,690,080)	1,567,496

Affiliated Mutual Funds — 25.1%
92,607	Loomis Sayles Inflation Protected Securities Fund, Class N	894,579
98,707	Loomis Sayles Limited Term Government & Agency Fund, Class N	1,067,026
165,923	Mirova Global Green Bond Fund, Class N	1,408,689
82,269	Mirova International Sustainable Equity Fund, Class N	974,884
	Total Affiliated Mutual Funds (Identified Cost $4,700,565)	4,345,178
See accompanying notes to financial statements.
59 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2030 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.2%
$551,545	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2024 at 3.500% to be repurchased at $551,598 on 2/01/2024 collateralized by $563,900 U.S. Treasury Note, 4.000% due 1/31/2031 valued at $562,931 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $551,545)	$551,545
	Total Investments — 100.0% (Identified Cost $17,266,867)	17,335,437
	Other assets less liabilities — 0.0%	1,433
	Net Assets — 100.0%	$17,336,870

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of
Rule 144A holdings amounted to $42,821 or 0.2% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation, Federal National Mortgage
Association and Government National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of
Investments.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2024
Equity	60.3%
Fixed Income	36.5
Short-Term Investments	3.2
Total Investments	100.0
Other assets less liabilities	0.0 *
Net Assets	100.0%

*	Less than 0.1%
See accompanying notes to financial statements.
| 60

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 46.7% of Net Assets
	Aerospace & Defense — 0.9%
208	AAR Corp.(a)	$12,650
522	Boeing Co.(a)	110,163
43	L3Harris Technologies, Inc.	8,962
35	Lockheed Martin Corp.	15,029
85	Moog, Inc., Class A	11,883
13	Northrop Grumman Corp.	5,808
131	RTX Corp.	11,937
		176,432
	Air Freight & Logistics — 0.3%
276	Expeditors International of Washington, Inc.	34,867
30	FedEx Corp.	7,239
166	GXO Logistics, Inc.(a)	9,027
84	United Parcel Service, Inc., Class B	11,919
		63,052
	Automobile Components — 0.5%
40	Aptiv PLC(a)	3,253
886	BorgWarner, Inc.	30,035
576	Dana, Inc.	7,811
556	Magna International, Inc.	31,609
645	Mobileye Global, Inc., Class A(a)	16,680
141	Phinia, Inc.	4,264
77	Visteon Corp.(a)	8,877
		102,529
	Automobiles — 0.9%
1,746	General Motors Co.	67,745
496	Tesla, Inc.(a)	92,896
80	Thor Industries, Inc.	9,041
		169,682
	Banks — 2.4%
349	Ameris Bancorp	17,324
1,164	Banc of California, Inc.	16,040
1,958	Bank of America Corp.	66,592
974	Citigroup, Inc.	54,710
129	Citizens Financial Group, Inc.	4,218
198	East West Bancorp, Inc.	14,416
22	First Citizens BancShares, Inc., Class A	33,220
631	First Financial Bancorp	14,147
1,624	FNB Corp.	21,404
1,046	Fulton Financial Corp.	16,307
354	International Bancshares Corp.	18,712
323	JPMorgan Chase & Co.	56,318
98	PNC Financial Services Group, Inc.	14,819
167	Regions Financial Corp.	3,118
1,058	Truist Financial Corp.	39,210
333	Webster Financial Corp.	16,477
1,203	Wells Fargo & Co.	60,367
		467,399
	Beverages — 0.7%
61	Boston Beer Co., Inc., Class A(a)	21,306
215	Coca-Cola Co.	12,790
185	Keurig Dr Pepper, Inc.	5,816
1,422	Monster Beverage Corp.(a)	78,238
141	PepsiCo, Inc.	23,763
		141,913
	Biotechnology — 1.2%
139	AbbVie, Inc.	22,852
251	Alnylam Pharmaceuticals, Inc.(a)	43,400
Shares	Description	Value (†)
	Biotechnology — continued
38	Amgen, Inc.	$11,942
16	Biogen, Inc.(a)	3,947
284	CRISPR Therapeutics AG(a)	17,878
155	Cytokinetics, Inc.(a)	12,110
201	Gilead Sciences, Inc.	15,730
175	Halozyme Therapeutics, Inc.(a)	5,924
75	Incyte Corp.(a)	4,408
99	Neurocrine Biosciences, Inc.(a)	13,837
64	Regeneron Pharmaceuticals, Inc.(a)	60,338
30	United Therapeutics Corp.(a)	6,443
13	Vertex Pharmaceuticals, Inc.(a)	5,634
		224,443
	Broadline Retail — 1.4%
228	Alibaba Group Holding Ltd., ADR	16,455
1,456	Amazon.com, Inc.(a)	225,971
639	eBay, Inc.	26,244
		268,670
	Building Products — 0.7%
44	Carlisle Cos., Inc.	13,827
96	Carrier Global Corp.	5,252
432	Fortune Brands Innovations, Inc.	33,519
35	Lennox International, Inc.	14,986
601	Masco Corp.	40,441
133	Owens Corning	20,154
111	Trex Co., Inc.(a)	9,044
		137,223
	Capital Markets — 2.9%
929	Bank of New York Mellon Corp.	51,522
45	BlackRock, Inc.	34,844
68	Cboe Global Markets, Inc.	12,502
854	Charles Schwab Corp.	53,734
89	CME Group, Inc.	18,320
69	FactSet Research Systems, Inc.	32,838
113	Goldman Sachs Group, Inc.	43,393
593	Intercontinental Exchange, Inc.	75,507
284	Janus Henderson Group PLC	8,168
666	KKR & Co., Inc.	57,662
51	Moody's Corp.	19,994
97	Morgan Stanley	8,462
58	MSCI, Inc.	34,720
31	Northern Trust Corp.	2,469
48	S&P Global, Inc.	21,521
432	SEI Investments Co.	27,320
595	State Street Corp.	43,953
30	T. Rowe Price Group, Inc.	3,253
55	Virtus Investment Partners, Inc.	12,986
		563,168
	Chemicals — 0.8%
14	Air Products & Chemicals, Inc.	3,580
169	Celanese Corp.	24,723
769	Corteva, Inc.	34,974
47	DuPont de Nemours, Inc.	2,905
66	Ecolab, Inc.	13,083
154	HB Fuller Co.	11,669
110	Innospec, Inc.	12,772
56	Linde PLC	22,670
131	Minerals Technologies, Inc.	8,561
See accompanying notes to financial statements.
61 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2035 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
19	Sherwin-Williams Co.	$5,783
75	Stepan Co.	6,695
		147,415
	Commercial Services & Supplies — 0.1%
79	MSA Safety, Inc.	13,037
25	Waste Management, Inc.	4,641
		17,678
	Communications Equipment — 0.2%
188	Ciena Corp.(a)	9,964
411	Cisco Systems, Inc.	20,624
53	F5, Inc.(a)	9,736
19	Motorola Solutions, Inc.	6,071
		46,395
	Construction & Engineering — 0.1%
270	AECOM	23,811
	Construction Materials — 0.1%
21	Martin Marietta Materials, Inc.	10,677
53	Vulcan Materials Co.	11,978
		22,655
	Consumer Finance — 1.1%
1,909	Ally Financial, Inc.	70,022
352	American Express Co.	70,661
534	Capital One Financial Corp.	72,261
100	Synchrony Financial	3,887
		216,831
	Consumer Staples Distribution & Retail — 0.9%
155	BJ's Wholesale Club Holdings, Inc.(a)	9,973
36	Casey's General Stores, Inc.	9,769
38	Costco Wholesale Corp.	26,405
1,723	Kroger Co.	79,499
259	Sprouts Farmers Market, Inc.(a)	13,046
32	Target Corp.	4,451
173	Walmart, Inc.	28,588
		171,731
	Containers & Packaging — 0.2%
37	Ball Corp.	2,052
158	Crown Holdings, Inc.	13,983
255	Sonoco Products Co.	14,509
		30,544
	Distributors — 0.0%
36	Genuine Parts Co.	5,048
	Diversified Consumer Services — 0.1%
93	Grand Canyon Education, Inc.(a)	12,145
192	Service Corp. International	12,887
		25,032
	Diversified REITs — 0.1%
459	American Assets Trust, Inc.	10,295
	Diversified Telecommunication Services — 0.2%
893	AT&T, Inc.	15,797
148	Iridium Communications, Inc.	5,367
631	Verizon Communications, Inc.	26,723
		47,887
	Electric Utilities — 0.3%
191	American Electric Power Co., Inc.	14,925
230	Evergy, Inc.	11,677
174	Eversource Energy	9,434
Shares	Description	Value (†)
	Electric Utilities — continued
119	Exelon Corp.	$4,143
143	FirstEnergy Corp.	5,245
104	IDACORP, Inc.	9,628
		55,052
	Electrical Equipment — 0.3%
90	Eaton Corp. PLC	22,147
132	Emerson Electric Co.	12,108
236	nVent Electric PLC	14,170
86	Regal Rexnord Corp.	11,478
		59,903
	Electronic Equipment, Instruments & Components — 0.5%
120	Advanced Energy Industries, Inc.	12,502
113	Amphenol Corp., Class A	11,424
252	Avnet, Inc.	11,416
203	Cognex Corp.	7,336
60	Corning, Inc.	1,949
639	Knowles Corp.(a)	10,422
40	Littelfuse, Inc.	9,676
208	TE Connectivity Ltd.	29,575
14	Teledyne Technologies, Inc.(a)	5,859
14	Zebra Technologies Corp., Class A(a)	3,354
		103,513
	Energy Equipment & Services — 0.2%
338	ChampionX Corp.	9,264
725	NOV, Inc.	14,145
173	Schlumberger NV	8,425
		31,834
	Entertainment — 1.3%
62	Electronic Arts, Inc.	8,530
199	Netflix, Inc.(a)	112,258
33	Take-Two Interactive Software, Inc.(a)	5,443
1,028	Walt Disney Co.	98,739
3,174	Warner Bros Discovery, Inc.(a)	31,803
		256,773
	Financial Services — 1.8%
333	Block, Inc.(a)	21,648
402	Fiserv, Inc.(a)	57,032
243	Global Payments, Inc.	32,375
25	Jack Henry & Associates, Inc.	4,146
51	Mastercard, Inc., Class A	22,911
1,028	MGIC Investment Corp.	20,395
417	PayPal Holdings, Inc.(a)	25,583
476	Visa, Inc., Class A	130,072
242	Voya Financial, Inc.	17,513
54	WEX, Inc.(a)	11,037
		342,712
	Food Products — 0.6%
128	Campbell Soup Co.	5,713
208	Conagra Brands, Inc.	6,063
143	Darling Ingredients, Inc.(a)	6,192
237	General Mills, Inc.	15,384
35	Hershey Co.	6,774
211	Hormel Foods Corp.	6,408
104	Ingredion, Inc.	11,187
41	J M Smucker Co.	5,394
146	Kellanova	7,995
477	Kraft Heinz Co.	17,711
See accompanying notes to financial statements.
| 62

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2035 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
97	McCormick & Co., Inc.	$6,611
265	Mondelez International, Inc., Class A	19,946
		115,378
	Gas Utilities — 0.1%
82	Atmos Energy Corp.	9,343
288	New Jersey Resources Corp.	11,759
119	ONE Gas, Inc.	7,303
		28,405
	Ground Transportation — 0.4%
341	CSX Corp.	12,174
25	JB Hunt Transport Services, Inc.	5,025
52	Norfolk Southern Corp.	12,232
75	Ryder System, Inc.	8,518
30	Saia, Inc.(a)	13,517
75	Uber Technologies, Inc.(a)	4,895
34	Union Pacific Corp.	8,294
126	XPO, Inc.(a)	10,765
		75,420
	Health Care Equipment & Supplies — 0.9%
193	Abbott Laboratories	21,838
15	Align Technology, Inc.(a)	4,010
614	Baxter International, Inc.	23,756
46	Becton Dickinson & Co.	10,985
59	Edwards Lifesciences Corp.(a)	4,630
27	GE HealthCare Technologies, Inc.	1,981
111	Globus Medical, Inc., Class A(a)	5,860
84	Haemonetics Corp.(a)	6,422
97	Intuitive Surgical, Inc.(a)	36,687
133	LeMaitre Vascular, Inc.	7,719
181	Medtronic PLC	15,845
217	Merit Medical Systems, Inc.(a)	16,991
41	Penumbra, Inc.(a)	10,340
33	Shockwave Medical, Inc.(a)	7,466
25	Stryker Corp.	8,387
		182,917
	Health Care Providers & Services — 1.3%
160	Acadia Healthcare Co., Inc.(a)	13,142
79	Cardinal Health, Inc.	8,626
658	Centene Corp.(a)	49,554
26	Chemed Corp.	15,413
48	Cigna Group	14,446
454	CVS Health Corp.	33,764
37	Elevance Health, Inc.	18,257
116	HCA Healthcare, Inc.	35,368
78	Henry Schein, Inc.(a)	5,838
8	Humana, Inc.	3,024
21	Laboratory Corp. of America Holdings	4,668
12	McKesson Corp.	5,999
281	Select Medical Holdings Corp.	7,303
75	UnitedHealth Group, Inc.	38,381
		253,783
	Health Care REITs — 0.0%
735	Physicians Realty Trust	8,996
	Health Care Technology — 0.4%
1,063	Doximity, Inc., Class A(a)	28,648
190	Veeva Systems, Inc., Class A(a)	39,408
		68,056
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
159	Host Hotels & Resorts, Inc.	$3,056
	Hotels, Restaurants & Leisure — 1.0%
313	Aramark	9,102
3	Booking Holdings, Inc.(a)	10,522
4	Chipotle Mexican Grill, Inc.(a)	9,635
99	Hilton Worldwide Holdings, Inc.	18,905
115	Marriott Vacations Worldwide Corp.	9,647
76	McDonald's Corp.	22,247
500	Starbucks Corp.	46,515
261	Travel & Leisure Co.	10,550
43	Wingstop, Inc.	12,088
471	Yum China Holdings, Inc.	16,292
198	Yum! Brands, Inc.	25,639
		191,142
	Household Durables — 0.3%
255	KB Home	15,195
100	Meritage Homes Corp.	16,561
89	PulteGroup, Inc.	9,306
328	Taylor Morrison Home Corp.(a)	17,102
		58,164
	Household Products — 0.4%
158	Church & Dwight Co., Inc.	15,776
59	Colgate-Palmolive Co.	4,968
384	Energizer Holdings, Inc.	12,142
290	Procter & Gamble Co.	45,571
		78,457
	Independent Power & Renewable Electricity Producers — 0.0%
379	AES Corp.	6,322
	Industrial Conglomerates — 0.3%
41	3M Co.	3,868
214	General Electric Co.	28,338
120	Honeywell International, Inc.	24,271
		56,477
	Industrial REITs — 0.2%
76	Prologis, Inc.	9,629
360	Rexford Industrial Realty, Inc.	18,932
		28,561
	Insurance — 1.6%
34	Allstate Corp.	5,279
804	American International Group, Inc.	55,886
107	Arch Capital Group Ltd.(a)	8,820
67	Arthur J Gallagher & Co.	15,555
36	Assurant, Inc.	6,046
281	Assured Guaranty Ltd.	22,798
52	Chubb Ltd.	12,740
184	First American Financial Corp.	11,104
111	Hanover Insurance Group, Inc.	14,653
113	Hartford Financial Services Group, Inc.	9,826
49	Marsh & McLennan Cos., Inc.	9,498
89	Prudential Financial, Inc.	9,339
220	Reinsurance Group of America, Inc.	38,256
159	Selective Insurance Group, Inc.	16,673
87	Travelers Cos., Inc.	18,388
218	Willis Towers Watson PLC	53,693
		308,554
	Interactive Media & Services — 2.5%
691	Alphabet, Inc., Class A(a)	96,809
1,136	Alphabet, Inc., Class C(a)	161,085
See accompanying notes to financial statements.
63 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2035 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
521	Meta Platforms, Inc., Class A(a)	$203,263
299	Yelp, Inc.(a)	13,075
315	ZoomInfo Technologies, Inc.(a)	5,053
		479,285
	IT Services — 0.6%
61	Accenture PLC, Class A	22,197
159	Cognizant Technology Solutions Corp., Class A	12,262
168	GoDaddy, Inc., Class A(a)	17,919
127	International Business Machines Corp.	23,325
459	Shopify, Inc., Class A(a)	36,752
		112,455
	Leisure Products — 0.1%
556	Mattel, Inc.(a)	9,947
130	YETI Holdings, Inc.(a)	5,716
		15,663
	Life Sciences Tools & Services — 0.8%
35	Agilent Technologies, Inc.	4,554
131	Danaher Corp.	31,428
207	Illumina, Inc.(a)	29,603
240	IQVIA Holdings, Inc.(a)	49,975
59	Repligen Corp.(a)	11,175
39	Thermo Fisher Scientific, Inc.	21,020
		147,755
	Machinery — 0.9%
80	AGCO Corp.	9,786
28	Caterpillar, Inc.	8,409
48	Chart Industries, Inc.(a)	5,602
10	Cummins, Inc.	2,393
36	Deere & Co.	14,169
70	Dover Corp.	10,485
100	Fortive Corp.	7,818
253	Graco, Inc.	21,581
23	Illinois Tool Works, Inc.	6,001
178	ITT, Inc.	21,499
106	Oshkosh Corp.	11,671
24	Parker-Hannifin Corp.	11,148
125	SPX Technologies, Inc.(a)	12,580
177	Terex Corp.	10,873
155	Toro Co.	14,334
		168,349
	Media — 0.7%
108	Charter Communications, Inc., Class A(a)	40,037
1,242	Comcast Corp., Class A	57,803
345	Interpublic Group of Cos., Inc.	11,381
239	Liberty Broadband Corp., Class C(a)	18,749
149	Omnicom Group, Inc.	13,467
		141,437
	Metals & Mining — 0.3%
361	Alcoa Corp.	10,740
602	Cleveland-Cliffs, Inc.(a)	12,070
176	Commercial Metals Co.	9,191
67	Newmont Corp.	2,312
55	Reliance Steel & Aluminum Co.	15,698
225	U.S. Steel Corp.	10,579
		60,590
Shares	Description	Value (†)
	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
1,261	Annaly Capital Management, Inc.	$24,198
507	KKR Real Estate Finance Trust, Inc.	6,206
		30,404
	Multi-Utilities — 0.1%
125	Consolidated Edison, Inc.	11,362
49	DTE Energy Co.	5,166
30	WEC Energy Group, Inc.	2,423
		18,951
	Office REITs — 0.3%
635	COPT Defense Properties	14,960
441	Douglas Emmett, Inc.	5,975
588	Easterly Government Properties, Inc.	7,221
540	Highwoods Properties, Inc.	12,404
388	Kilroy Realty Corp.	13,875
		54,435
	Oil, Gas & Consumable Fuels — 2.1%
882	Antero Midstream Corp.	10,796
236	Antero Resources Corp.(a)	5,272
1,371	APA Corp.	42,954
205	Chevron Corp.	30,223
405	CNX Resources Corp.(a)	8,181
578	ConocoPhillips	64,661
164	Devon Energy Corp.	6,891
446	EOG Resources, Inc.	50,750
447	Exxon Mobil Corp.	45,956
39	Hess Corp.	5,481
177	HF Sinclair Corp.	9,999
584	Kinder Morgan, Inc.	9,881
105	ONEOK, Inc.	7,166
275	Ovintiv, Inc.	11,666
409	Phillips 66	59,023
308	Range Resources Corp.	8,944
1,167	Southwestern Energy Co.(a)	7,527
45	Valero Energy Corp.	6,251
211	Williams Cos., Inc.	7,313
		398,935
	Passenger Airlines — 0.1%
353	Delta Air Lines, Inc.	13,816
	Personal Care Products — 0.0%
21	Estee Lauder Cos., Inc., Class A	2,772
	Pharmaceuticals — 1.3%
324	Bristol-Myers Squibb Co.	15,834
32	Eli Lilly & Co.	20,659
76	Jazz Pharmaceuticals PLC(a)	9,327
305	Johnson & Johnson	48,464
262	Merck & Co., Inc.	31,644
175	Novartis AG, ADR	18,107
358	Novo Nordisk AS, ADR	41,077
174	Perrigo Co. PLC	5,582
670	Pfizer, Inc.	18,144
535	Roche Holding AG, ADR	18,800
81	Zoetis, Inc.	15,213
		242,851
	Professional Services — 0.3%
23	Automatic Data Processing, Inc.	5,653
99	Equifax, Inc.	24,190
107	Exponent, Inc.	9,436
145	Korn Ferry	8,507
See accompanying notes to financial statements.
| 64

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2035 Fund (continued)
Shares	Description	Value (†)
	Professional Services — continued
56	Leidos Holdings, Inc.	$6,186
28	Paychex, Inc.	3,409
58	Paylocity Holding Corp.(a)	9,188
		66,569
	Real Estate Management & Development — 0.4%
642	CBRE Group, Inc., Class A(a)	55,411
73	Jones Lang LaSalle, Inc.(a)	12,925
		68,336
	Residential REITs — 0.1%
39	AvalonBay Communities, Inc.	6,981
58	Camden Property Trust	5,443
		12,424
	Retail REITs — 0.2%
1,048	Brixmor Property Group, Inc.	23,517
357	NNN REIT, Inc.	14,402
33	Simon Property Group, Inc.	4,574
		42,493
	Semiconductors & Semiconductor Equipment — 2.4%
79	Advanced Micro Devices, Inc.(a)	13,247
85	Analog Devices, Inc.	16,351
451	ARM Holdings PLC, ADR(a)	31,872
18	Broadcom, Inc.	21,240
525	Intel Corp.	22,617
155	Lattice Semiconductor Corp.(a)	9,433
84	Micron Technology, Inc.	7,203
380	NVIDIA Corp.	233,803
82	Onto Innovation, Inc.(a)	13,243
54	Qorvo, Inc.(a)	5,386
303	QUALCOMM, Inc.	44,998
58	Silicon Laboratories, Inc.(a)	7,155
100	Synaptics, Inc.(a)	10,681
97	Texas Instruments, Inc.	15,532
62	Universal Display Corp.	10,526
		463,287
	Software — 3.6%
21	Adobe, Inc.(a)	12,974
42	ANSYS, Inc.(a)	13,769
292	Autodesk, Inc.(a)	74,113
29	Cadence Design Systems, Inc.(a)	8,365
221	Dynatrace, Inc.(a)	12,597
15	Intuit, Inc.	9,470
84	Manhattan Associates, Inc.(a)	20,375
473	Microsoft Corp.	188,055
1,040	Oracle Corp.	116,168
20	Palo Alto Networks, Inc.(a)	6,770
42	PTC, Inc.(a)	7,587
59	Qualys, Inc.(a)	11,161
39	Roper Technologies, Inc.	20,943
392	Salesforce, Inc.(a)	110,187
17	ServiceNow, Inc.(a)	13,012
51	SPS Commerce, Inc.(a)	9,374
18	Synopsys, Inc.(a)	9,600
17	Tyler Technologies, Inc.(a)	7,187
176	Workday, Inc., Class A(a)	51,228
		702,935
	Specialized REITs — 0.1%
20	American Tower Corp.	3,913
37	Crown Castle, Inc.	4,005
Shares	Description	Value (†)
	Specialized REITs — continued
23	Digital Realty Trust, Inc.	$3,231
8	Equinix, Inc.	6,638
98	Weyerhaeuser Co.	3,211
		20,998
	Specialty Retail — 0.7%
35	Asbury Automotive Group, Inc.(a)	7,317
78	Burlington Stores, Inc.(a)	14,910
54	Dick's Sporting Goods, Inc.	8,050
55	Five Below, Inc.(a)	9,870
142	Floor & Decor Holdings, Inc., Class A(a)	14,279
79	Home Depot, Inc.	27,884
34	Lithia Motors, Inc.	10,025
45	Lowe's Cos., Inc.	9,578
44	Ross Stores, Inc.	6,172
194	TJX Cos., Inc.	18,413
56	Williams-Sonoma, Inc.	10,830
		137,328
	Technology Hardware, Storage & Peripherals — 0.6%
553	Apple, Inc.	101,973
208	Hewlett Packard Enterprise Co.	3,180
126	HP, Inc.	3,618
59	NetApp, Inc.	5,145
		113,916
	Textiles, Apparel & Luxury Goods — 0.4%
66	Crocs, Inc.(a)	6,698
28	Deckers Outdoor Corp.(a)	21,105
146	NIKE, Inc., Class B	14,823
101	PVH Corp.	12,146
1,734	Under Armour, Inc., Class A(a)	13,213
1,001	Under Armour, Inc., Class C(a)	7,407
		75,392
	Trading Companies & Distributors — 0.1%
73	GATX Corp.	8,954
46	Watsco, Inc.	17,985
		26,939
	Water Utilities — 0.1%
113	American States Water Co.	8,430
29	American Water Works Co., Inc.	3,597
240	Essential Utilities, Inc.	8,606
		20,633
	Total Common Stocks (Identified Cost $8,031,667)	9,032,256

Principal Amount
Bonds and Notes — 12.6%
	Apartment REITs — 0.0%
$11,000	Essex Portfolio LP, 3.000%, 1/15/2030	9,818
	Automotive — 0.2%
30,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	29,545
7,000	Lear Corp., 4.250%, 5/15/2029	6,759
12,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	10,530
		46,834
	Banking — 1.7%
28,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	26,770
13,000	Bank of Nova Scotia, 3.400%, 2/11/2024	12,990
See accompanying notes to financial statements.
65 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2035 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$26,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	$23,952
19,000	Citigroup, Inc., 4.600%, 3/09/2026	18,850
18,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	17,691
21,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	20,959
22,000	KeyCorp, MTN, 2.550%, 10/01/2029	18,921
12,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	11,255
13,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	11,931
11,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	10,721
28,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	26,549
23,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	22,856
12,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	11,842
11,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	10,901
19,000	State Street Corp., 2.400%, 1/24/2030	16,957
12,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	10,005
24,000	Truist Bank, 3.200%, 4/01/2024	23,900
35,000	Westpac Banking Corp., 2.350%, 2/19/2025	34,075
		331,125
	Brokerage — 0.2%
25,000	BlackRock, Inc., 2.400%, 4/30/2030	22,073
35,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	24,280
		46,353
	Building Materials — 0.2%
16,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	14,791
24,000	Owens Corning, 3.950%, 8/15/2029	22,914
		37,705
	Chemicals — 0.1%
27,000	Ecolab, Inc., 2.125%, 2/01/2032	22,614
5,000	LYB International Finance BV, 5.250%, 7/15/2043	4,747
		27,361
	Consumer Products — 0.1%
18,000	Procter & Gamble Co., 3.000%, 3/25/2030	16,789
	Diversified Manufacturing — 0.2%
23,000	Eaton Corp., 4.150%, 3/15/2033	22,185
12,000	Emerson Electric Co., 2.000%, 12/21/2028	10,737
		32,922
	Electric — 0.6%
12,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	10,882
21,000	Duke Energy Corp., 3.750%, 4/15/2024	20,913
26,000	Entergy Corp., 0.900%, 9/15/2025	24,345
19,000	Exelon Corp., 4.050%, 4/15/2030	18,122
23,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	19,655
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,778
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,115
23,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	22,321
		125,131
	Environmental — 0.1%
15,000	Republic Services, Inc., 1.450%, 2/15/2031	12,086
17,000	Waste Management, Inc., 2.950%, 6/01/2041	12,992
		25,078
Principal Amount	Description	Value (†)
	Finance Companies — 0.2%
$17,000	Ares Capital Corp., 3.250%, 7/15/2025	$16,375
19,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	17,116
		33,491
	Food & Beverage — 0.5%
27,000	Coca-Cola Co., 1.450%, 6/01/2027	24,684
24,000	General Mills, Inc., 4.000%, 4/17/2025	23,704
16,000	Mondelez International, Inc., 2.750%, 4/13/2030	14,438
28,000	PepsiCo, Inc., 2.750%, 3/19/2030	25,455
		88,281
	Government Owned - No Guarantee — 0.3%
14,000	Equinor ASA, 3.625%, 4/06/2040	11,991
35,000	Federal National Mortgage Association, 6.625%, 11/15/2030	40,182
		52,173
	Health Care REITs — 0.0%
11,000	Welltower OP LLC, 2.800%, 6/01/2031	9,518
	Health Insurance — 0.2%
19,000	Elevance Health, Inc., 4.101%, 3/01/2028	18,656
16,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	17,494
		36,150
	Healthcare — 0.3%
8,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	7,888
12,000	CVS Health Corp., 4.300%, 3/25/2028	11,791
11,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	10,734
15,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	14,378
16,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	14,311
		59,102
	Integrated Energy — 0.2%
24,000	Exxon Mobil Corp., 2.992%, 3/19/2025	23,537
17,000	Shell International Finance BV, 6.375%, 12/15/2038	19,550
		43,087
	Life Insurance — 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,134
18,000	Manulife Financial Corp., 3.703%, 3/16/2032	16,681
		20,815
	Media Entertainment — 0.1%
14,000	Netflix, Inc., 3.625%, 6/15/2025(b)	13,735
	Metals & Mining — 0.1%
17,000	Nucor Corp., 3.125%, 4/01/2032	15,189
	Mortgage Related — 3.2%
22,687	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	18,297
57,436	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	48,364
72,258	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	63,273
66,150	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	60,225
4,611	Federal Home Loan Mortgage Corp., 4.000%, with various maturities in 2052(c)	4,341
88,753	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	71,733
101,379	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	85,555
84,710	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	74,433
35,547	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	32,434
See accompanying notes to financial statements.
| 66

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2035 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$48,608	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	$45,767
18,479	Federal National Mortgage Association, 4.500%, with various maturities from 2049 to 2053(c)	17,883
23,408	Government National Mortgage Association, 3.000%, with various maturities in 2052(c)	20,904
12,803	Government National Mortgage Association, 4.000%, 8/20/2053	12,159
11,841	Government National Mortgage Association, 5.000%, 7/20/2053	11,759
54,137	Government National Mortgage Association, 5.500%, 4/20/2053	54,487
		621,614
	Office REITs — 0.2%
27,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	26,373
11,000	Boston Properties LP, 2.750%, 10/01/2026	10,254
		36,627
	Oil Field Services — 0.1%
16,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	15,246
	Other REITs — 0.1%
15,000	Prologis LP, 1.250%, 10/15/2030	12,118
	Pharmaceuticals — 0.4%
29,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	24,909
11,000	Biogen, Inc., 2.250%, 5/01/2030	9,377
19,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	18,003
9,000	Merck & Co., Inc., 1.450%, 6/24/2030	7,521
13,000	Viatris, Inc., 3.850%, 6/22/2040	9,839
		69,649
	Property & Casualty Insurance — 0.1%
6,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	5,374
15,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	12,877
		18,251
	Railroads — 0.1%
28,000	CSX Corp., 2.600%, 11/01/2026	26,663
	Restaurants — 0.1%
21,000	Starbucks Corp., 2.250%, 3/12/2030	18,319
	Retail REITs — 0.1%
7,000	Realty Income Corp., 2.700%, 2/15/2032	5,862
6,000	Realty Income Corp., 3.400%, 1/15/2028	5,714
		11,576
	Retailers — 0.3%
17,000	Amazon.com, Inc., 3.875%, 8/22/2037	15,661
29,000	TJX Cos., Inc., 1.150%, 5/15/2028	25,447
9,000	Walmart, Inc., 4.100%, 4/15/2033	8,799
		49,907
	Technology — 0.6%
33,000	Apple, Inc., 2.500%, 2/09/2025	32,247
2,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	1,644
12,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	11,573
13,000	Intel Corp., 2.450%, 11/15/2029	11,636
19,000	International Business Machines Corp., 4.000%, 6/20/2042	16,531
18,000	NVIDIA Corp., 2.850%, 4/01/2030	16,534
18,000	Oracle Corp., 2.950%, 5/15/2025	17,523
24,000	QUALCOMM, Inc., 1.650%, 5/20/2032	19,246
		126,934
Principal Amount	Description	Value (†)
	Treasuries — 1.6%
$39,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	$20,303
23,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	17,272
21,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	15,428
54,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	42,407
50,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	40,611
30,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	23,904
27,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	21,450
43,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	43,309
85,000	U.S. Treasury Notes, 0.375%, 11/30/2025	79,223
		303,907
	Utility Other — 0.1%
27,000	Essential Utilities, Inc., 4.276%, 5/01/2049	22,488
	Wireless — 0.1%
18,000	Vodafone Group PLC, 6.150%, 2/27/2037	19,458
	Wirelines — 0.1%
17,000	AT&T, Inc., 3.650%, 6/01/2051	12,678
	Total Bonds and Notes (Identified Cost $2,589,141)	2,436,092

Shares
Exchange-Traded Funds — 6.4%
16,643	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,234,216)	1,252,386

Mutual Funds — 10.0%
52,965	WCM Focused Emerging Markets Fund, Institutional Class	673,711
53,984	WCM Focused International Growth Fund, Institutional Class	1,256,746
	Total Mutual Funds (Identified Cost $2,148,146)	1,930,457

Affiliated Mutual Funds — 21.5%
91,745	Loomis Sayles Inflation Protected Securities Fund, Class N	886,254
84,460	Loomis Sayles Limited Term Government & Agency Fund, Class N	913,020
130,214	Mirova Global Green Bond Fund, Class N	1,105,514
105,682	Mirova International Sustainable Equity Fund, Class N	1,252,334
	Total Affiliated Mutual Funds (Identified Cost $4,522,873)	4,157,122
See accompanying notes to financial statements.
67 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2035 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.0%
$576,720	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2024 at 3.500% to be repurchased at $576,776 on 2/01/2024 collateralized by $589,700 U.S. Treasury Note, 4.000% due 1/31/2031 valued at $588,686 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $576,720)	$576,720
	Total Investments — 100.2% (Identified Cost $19,102,763)	19,385,033
	Other assets less liabilities — (0.2)%	(36,789)
	Net Assets — 100.0%	$19,348,244

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of
Rule 144A holdings amounted to $38,207 or 0.2% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation, Federal National Mortgage
Association and Government National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of
Investments.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2024
Equity	69.6%
Fixed Income	27.6
Short-Term Investments	3.0
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%
See accompanying notes to financial statements.
| 68

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 52.8% of Net Assets
	Aerospace & Defense — 1.0%
259	AAR Corp.(a)	$15,752
664	Boeing Co.(a)	140,131
52	L3Harris Technologies, Inc.	10,838
45	Lockheed Martin Corp.	19,323
106	Moog, Inc., Class A	14,819
16	Northrop Grumman Corp.	7,148
163	RTX Corp.	14,853
		222,864
	Air Freight & Logistics — 0.4%
352	Expeditors International of Washington, Inc.	44,468
36	FedEx Corp.	8,687
206	GXO Logistics, Inc.(a)	11,202
103	United Parcel Service, Inc., Class B	14,616
		78,973
	Automobile Components — 0.6%
54	Aptiv PLC(a)	4,392
1,120	BorgWarner, Inc.	37,968
741	Dana, Inc.	10,048
700	Magna International, Inc.	39,795
814	Mobileye Global, Inc., Class A(a)	21,050
168	Phinia, Inc.	5,080
95	Visteon Corp.(a)	10,953
		129,286
	Automobiles — 1.0%
2,213	General Motors Co.	85,864
627	Tesla, Inc.(a)	117,431
99	Thor Industries, Inc.	11,189
		214,484
	Banks — 2.7%
434	Ameris Bancorp	21,544
1,449	Banc of California, Inc.	19,967
2,458	Bank of America Corp.	83,596
1,223	Citigroup, Inc.	68,696
171	Citizens Financial Group, Inc.	5,592
246	East West Bancorp, Inc.	17,911
28	First Citizens BancShares, Inc., Class A	42,280
785	First Financial Bancorp	17,600
2,021	FNB Corp.	26,637
1,302	Fulton Financial Corp.	20,298
440	International Bancshares Corp.	23,258
405	JPMorgan Chase & Co.	70,616
122	PNC Financial Services Group, Inc.	18,448
230	Regions Financial Corp.	4,294
1,334	Truist Financial Corp.	49,438
423	Webster Financial Corp.	20,930
1,513	Wells Fargo & Co.	75,922
		587,027
	Beverages — 0.8%
76	Boston Beer Co., Inc., Class A(a)	26,544
263	Coca-Cola Co.	15,646
241	Keurig Dr Pepper, Inc.	7,577
1,802	Monster Beverage Corp.(a)	99,146
173	PepsiCo, Inc.	29,156
		178,069
	Biotechnology — 1.3%
177	AbbVie, Inc.	29,099
318	Alnylam Pharmaceuticals, Inc.(a)	54,985
Shares	Description	Value (†)
	Biotechnology — continued
47	Amgen, Inc.	$14,770
19	Biogen, Inc.(a)	4,687
360	CRISPR Therapeutics AG(a)	22,662
193	Cytokinetics, Inc.(a)	15,079
254	Gilead Sciences, Inc.	19,878
218	Halozyme Therapeutics, Inc.(a)	7,379
89	Incyte Corp.(a)	5,231
123	Neurocrine Biosciences, Inc.(a)	17,192
80	Regeneron Pharmaceuticals, Inc.(a)	75,422
39	United Therapeutics Corp.(a)	8,377
14	Vertex Pharmaceuticals, Inc.(a)	6,067
		280,828
	Broadline Retail — 1.6%
289	Alibaba Group Holding Ltd., ADR	20,857
1,841	Amazon.com, Inc.(a)	285,723
800	eBay, Inc.	32,856
		339,436
	Building Products — 0.8%
56	Carlisle Cos., Inc.	17,599
127	Carrier Global Corp.	6,948
545	Fortune Brands Innovations, Inc.	42,286
43	Lennox International, Inc.	18,411
757	Masco Corp.	50,938
164	Owens Corning	24,851
143	Trex Co., Inc.(a)	11,652
		172,685
	Capital Markets — 3.3%
1,174	Bank of New York Mellon Corp.	65,110
55	BlackRock, Inc.	42,587
83	Cboe Global Markets, Inc.	15,260
1,070	Charles Schwab Corp.	67,324
111	CME Group, Inc.	22,848
88	FactSet Research Systems, Inc.	41,881
140	Goldman Sachs Group, Inc.	53,761
751	Intercontinental Exchange, Inc.	95,625
365	Janus Henderson Group PLC	10,497
829	KKR & Co., Inc.	71,775
64	Moody's Corp.	25,091
119	Morgan Stanley	10,382
72	MSCI, Inc.	43,101
43	Northern Trust Corp.	3,425
58	S&P Global, Inc.	26,004
549	SEI Investments Co.	34,719
755	State Street Corp.	55,772
41	T. Rowe Price Group, Inc.	4,446
68	Virtus Investment Partners, Inc.	16,055
		705,663
	Chemicals — 0.9%
17	Air Products & Chemicals, Inc.	4,347
211	Celanese Corp.	30,867
965	Corteva, Inc.	43,888
62	DuPont de Nemours, Inc.	3,832
80	Ecolab, Inc.	15,858
192	HB Fuller Co.	14,548
136	Innospec, Inc.	15,791
68	Linde PLC	27,528
169	Minerals Technologies, Inc.	11,044
See accompanying notes to financial statements.
69 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2040 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
24	Sherwin-Williams Co.	$7,305
93	Stepan Co.	8,302
		183,310
	Commercial Services & Supplies — 0.1%
100	MSA Safety, Inc.	16,503
32	Waste Management, Inc.	5,940
		22,443
	Communications Equipment — 0.3%
242	Ciena Corp.(a)	12,826
518	Cisco Systems, Inc.	25,993
73	F5, Inc.(a)	13,410
24	Motorola Solutions, Inc.	7,668
		59,897
	Construction & Engineering — 0.1%
335	AECOM	29,544
	Construction Materials — 0.1%
27	Martin Marietta Materials, Inc.	13,727
66	Vulcan Materials Co.	14,917
		28,644
	Consumer Finance — 1.3%
2,385	Ally Financial, Inc.	87,482
445	American Express Co.	89,329
674	Capital One Financial Corp.	91,206
132	Synchrony Financial	5,131
		273,148
	Consumer Staples Distribution & Retail — 1.0%
193	BJ's Wholesale Club Holdings, Inc.(a)	12,418
46	Casey's General Stores, Inc.	12,483
47	Costco Wholesale Corp.	32,659
2,185	Kroger Co.	100,816
322	Sprouts Farmers Market, Inc.(a)	16,219
40	Target Corp.	5,563
214	Walmart, Inc.	35,363
		215,521
	Containers & Packaging — 0.2%
49	Ball Corp.	2,717
196	Crown Holdings, Inc.	17,346
317	Sonoco Products Co.	18,037
		38,100
	Distributors — 0.0%
45	Genuine Parts Co.	6,310
	Diversified Consumer Services — 0.1%
115	Grand Canyon Education, Inc.(a)	15,018
238	Service Corp. International	15,974
		30,992
	Diversified REITs — 0.1%
570	American Assets Trust, Inc.	12,785
	Diversified Telecommunication Services — 0.3%
1,159	AT&T, Inc.	20,503
184	Iridium Communications, Inc.	6,672
802	Verizon Communications, Inc.	33,964
		61,139
	Electric Utilities — 0.3%
235	American Electric Power Co., Inc.	18,363
284	Evergy, Inc.	14,419
221	Eversource Energy	11,982
Shares	Description	Value (†)
	Electric Utilities — continued
153	Exelon Corp.	$5,326
199	FirstEnergy Corp.	7,299
134	IDACORP, Inc.	12,406
		69,795
	Electrical Equipment — 0.3%
112	Eaton Corp. PLC	27,561
170	Emerson Electric Co.	15,594
294	nVent Electric PLC	17,652
107	Regal Rexnord Corp.	14,280
		75,087
	Electronic Equipment, Instruments & Components — 0.6%
149	Advanced Energy Industries, Inc.	15,523
140	Amphenol Corp., Class A	14,154
313	Avnet, Inc.	14,179
260	Cognex Corp.	9,396
80	Corning, Inc.	2,599
795	Knowles Corp.(a)	12,967
50	Littelfuse, Inc.	12,095
264	TE Connectivity Ltd.	37,538
19	Teledyne Technologies, Inc.(a)	7,951
18	Zebra Technologies Corp., Class A(a)	4,312
		130,714
	Energy Equipment & Services — 0.2%
435	ChampionX Corp.	11,923
902	NOV, Inc.	17,598
214	Schlumberger NV	10,422
		39,943
	Entertainment — 1.5%
79	Electronic Arts, Inc.	10,869
252	Netflix, Inc.(a)	142,156
39	Take-Two Interactive Software, Inc.(a)	6,432
1,289	Walt Disney Co.	123,808
3,996	Warner Bros Discovery, Inc.(a)	40,040
		323,305
	Financial Services — 2.0%
423	Block, Inc.(a)	27,499
508	Fiserv, Inc.(a)	72,070
305	Global Payments, Inc.	40,635
33	Jack Henry & Associates, Inc.	5,472
63	Mastercard, Inc., Class A	28,302
1,279	MGIC Investment Corp.	25,375
531	PayPal Holdings, Inc.(a)	32,577
598	Visa, Inc., Class A	163,410
307	Voya Financial, Inc.	22,218
70	WEX, Inc.(a)	14,307
		431,865
	Food Products — 0.7%
158	Campbell Soup Co.	7,052
252	Conagra Brands, Inc.	7,346
178	Darling Ingredients, Inc.(a)	7,708
298	General Mills, Inc.	19,343
47	Hershey Co.	9,096
271	Hormel Foods Corp.	8,230
132	Ingredion, Inc.	14,199
49	J M Smucker Co.	6,446
191	Kellanova	10,459
592	Kraft Heinz Co.	21,981
See accompanying notes to financial statements.
| 70

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2040 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
125	McCormick & Co., Inc.	$8,520
334	Mondelez International, Inc., Class A	25,140
		145,520
	Gas Utilities — 0.2%
105	Atmos Energy Corp.	11,964
358	New Jersey Resources Corp.	14,617
148	ONE Gas, Inc.	9,083
		35,664
	Ground Transportation — 0.4%
438	CSX Corp.	15,637
32	JB Hunt Transport Services, Inc.	6,431
66	Norfolk Southern Corp.	15,526
93	Ryder System, Inc.	10,562
36	Saia, Inc.(a)	16,221
98	Uber Technologies, Inc.(a)	6,396
44	Union Pacific Corp.	10,733
156	XPO, Inc.(a)	13,329
		94,835
	Health Care Equipment & Supplies — 1.1%
244	Abbott Laboratories	27,609
18	Align Technology, Inc.(a)	4,812
773	Baxter International, Inc.	29,907
61	Becton Dickinson & Co.	14,567
78	Edwards Lifesciences Corp.(a)	6,121
36	GE HealthCare Technologies, Inc.	2,641
137	Globus Medical, Inc., Class A(a)	7,232
104	Haemonetics Corp.(a)	7,952
121	Intuitive Surgical, Inc.(a)	45,765
165	LeMaitre Vascular, Inc.	9,577
225	Medtronic PLC	19,696
268	Merit Medical Systems, Inc.(a)	20,984
52	Penumbra, Inc.(a)	13,114
40	Shockwave Medical, Inc.(a)	9,050
29	Stryker Corp.	9,729
		228,756
	Health Care Providers & Services — 1.5%
199	Acadia Healthcare Co., Inc.(a)	16,346
107	Cardinal Health, Inc.	11,683
837	Centene Corp.(a)	63,034
32	Chemed Corp.	18,969
62	Cigna Group	18,659
573	CVS Health Corp.	42,614
45	Elevance Health, Inc.	22,205
147	HCA Healthcare, Inc.	44,820
103	Henry Schein, Inc.(a)	7,709
11	Humana, Inc.	4,159
28	Laboratory Corp. of America Holdings	6,224
16	McKesson Corp.	7,998
349	Select Medical Holdings Corp.	9,071
92	UnitedHealth Group, Inc.	47,080
		320,571
	Health Care REITs — 0.1%
945	Physicians Realty Trust	11,567
	Health Care Technology — 0.4%
1,341	Doximity, Inc., Class A(a)	36,140
240	Veeva Systems, Inc., Class A(a)	49,778
		85,918
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
220	Host Hotels & Resorts, Inc.	$4,228
	Hotels, Restaurants & Leisure — 1.1%
402	Aramark	11,690
4	Booking Holdings, Inc.(a)	14,030
4	Chipotle Mexican Grill, Inc.(a)	9,635
123	Hilton Worldwide Holdings, Inc.	23,488
148	Marriott Vacations Worldwide Corp.	12,416
94	McDonald's Corp.	27,515
638	Starbucks Corp.	59,353
335	Travel & Leisure Co.	13,541
54	Wingstop, Inc.	15,180
593	Yum China Holdings, Inc.	20,512
249	Yum! Brands, Inc.	32,243
		239,603
	Household Durables — 0.3%
317	KB Home	18,890
127	Meritage Homes Corp.	21,033
116	PulteGroup, Inc.	12,129
408	Taylor Morrison Home Corp.(a)	21,273
		73,325
	Household Products — 0.5%
196	Church & Dwight Co., Inc.	19,571
76	Colgate-Palmolive Co.	6,399
477	Energizer Holdings, Inc.	15,083
359	Procter & Gamble Co.	56,413
		97,466
	Independent Power & Renewable Electricity Producers — 0.0%
488	AES Corp.	8,140
	Industrial Conglomerates — 0.3%
52	3M Co.	4,906
262	General Electric Co.	34,694
146	Honeywell International, Inc.	29,530
		69,130
	Industrial REITs — 0.2%
92	Prologis, Inc.	11,655
447	Rexford Industrial Realty, Inc.	23,508
		35,163
	Insurance — 1.8%
44	Allstate Corp.	6,831
1,014	American International Group, Inc.	70,483
138	Arch Capital Group Ltd.(a)	11,375
86	Arthur J Gallagher & Co.	19,966
43	Assurant, Inc.	7,222
348	Assured Guaranty Ltd.	28,233
63	Chubb Ltd.	15,435
228	First American Financial Corp.	13,760
140	Hanover Insurance Group, Inc.	18,482
147	Hartford Financial Services Group, Inc.	12,783
61	Marsh & McLennan Cos., Inc.	11,824
109	Prudential Financial, Inc.	11,437
276	Reinsurance Group of America, Inc.	47,994
201	Selective Insurance Group, Inc.	21,077
109	Travelers Cos., Inc.	23,038
274	Willis Towers Watson PLC	67,486
		387,426
	Interactive Media & Services — 2.8%
985	Alphabet, Inc., Class A(a)	137,998
1,337	Alphabet, Inc., Class C(a)	189,587
See accompanying notes to financial statements.
71 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2040 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
657	Meta Platforms, Inc., Class A(a)	$256,322
372	Yelp, Inc.(a)	16,267
415	ZoomInfo Technologies, Inc.(a)	6,657
		606,831
	IT Services — 0.7%
75	Accenture PLC, Class A	27,291
211	Cognizant Technology Solutions Corp., Class A	16,272
208	GoDaddy, Inc., Class A(a)	22,185
159	International Business Machines Corp.	29,202
580	Shopify, Inc., Class A(a)	46,441
		141,391
	Leisure Products — 0.1%
715	Mattel, Inc.(a)	12,792
161	YETI Holdings, Inc.(a)	7,079
		19,871
	Life Sciences Tools & Services — 0.9%
44	Agilent Technologies, Inc.	5,724
164	Danaher Corp.	39,345
263	Illumina, Inc.(a)	37,612
302	IQVIA Holdings, Inc.(a)	62,886
73	Repligen Corp.(a)	13,826
48	Thermo Fisher Scientific, Inc.	25,871
		185,264
	Machinery — 1.0%
103	AGCO Corp.	12,600
33	Caterpillar, Inc.	9,910
59	Chart Industries, Inc.(a)	6,886
14	Cummins, Inc.	3,350
45	Deere & Co.	17,711
86	Dover Corp.	12,881
128	Fortive Corp.	10,007
315	Graco, Inc.	26,870
27	Illinois Tool Works, Inc.	7,044
220	ITT, Inc.	26,572
132	Oshkosh Corp.	14,533
29	Parker-Hannifin Corp.	13,471
156	SPX Technologies, Inc.(a)	15,700
219	Terex Corp.	13,453
192	Toro Co.	17,756
		208,744
	Media — 0.8%
136	Charter Communications, Inc., Class A(a)	50,416
1,563	Comcast Corp., Class A	72,742
433	Interpublic Group of Cos., Inc.	14,285
302	Liberty Broadband Corp., Class C(a)	23,692
195	Omnicom Group, Inc.	17,624
		178,759
	Metals & Mining — 0.4%
449	Alcoa Corp.	13,358
748	Cleveland-Cliffs, Inc.(a)	14,997
226	Commercial Metals Co.	11,802
92	Newmont Corp.	3,175
69	Reliance Steel & Aluminum Co.	19,694
271	U.S. Steel Corp.	12,742
		75,768
Shares	Description	Value (†)
	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
1,569	Annaly Capital Management, Inc.	$30,109
631	KKR Real Estate Finance Trust, Inc.	7,724
		37,833
	Multi-Utilities — 0.1%
153	Consolidated Edison, Inc.	13,908
63	DTE Energy Co.	6,641
43	WEC Energy Group, Inc.	3,473
		24,022
	Office REITs — 0.3%
808	COPT Defense Properties	19,036
549	Douglas Emmett, Inc.	7,439
731	Easterly Government Properties, Inc.	8,977
671	Highwoods Properties, Inc.	15,413
483	Kilroy Realty Corp.	17,272
		68,137
	Oil, Gas & Consumable Fuels — 2.3%
1,097	Antero Midstream Corp.	13,427
311	Antero Resources Corp.(a)	6,948
1,703	APA Corp.	53,355
254	Chevron Corp.	37,447
521	CNX Resources Corp.(a)	10,524
729	ConocoPhillips	81,553
202	Devon Energy Corp.	8,488
559	EOG Resources, Inc.	63,609
558	Exxon Mobil Corp.	57,368
51	Hess Corp.	7,167
228	HF Sinclair Corp.	12,880
752	Kinder Morgan, Inc.	12,724
134	ONEOK, Inc.	9,145
342	Ovintiv, Inc.	14,508
516	Phillips 66	74,464
396	Range Resources Corp.	11,500
1,501	Southwestern Energy Co.(a)	9,681
53	Valero Energy Corp.	7,362
271	Williams Cos., Inc.	9,393
		501,543
	Passenger Airlines — 0.1%
431	Delta Air Lines, Inc.	16,869
	Personal Care Products — 0.0%
27	Estee Lauder Cos., Inc., Class A	3,564
	Pharmaceuticals — 1.4%
412	Bristol-Myers Squibb Co.	20,134
39	Eli Lilly & Co.	25,179
98	Jazz Pharmaceuticals PLC(a)	12,027
381	Johnson & Johnson	60,541
327	Merck & Co., Inc.	39,495
223	Novartis AG, ADR	23,074
453	Novo Nordisk AS, ADR	51,977
229	Perrigo Co. PLC	7,346
844	Pfizer, Inc.	22,856
673	Roche Holding AG, ADR	23,649
101	Zoetis, Inc.	18,969
		305,247
	Professional Services — 0.4%
32	Automatic Data Processing, Inc.	7,865
125	Equifax, Inc.	30,542
138	Exponent, Inc.	12,170
186	Korn Ferry	10,913
See accompanying notes to financial statements.
| 72

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2040 Fund (continued)
Shares	Description	Value (†)
	Professional Services — continued
74	Leidos Holdings, Inc.	$8,175
36	Paychex, Inc.	4,382
72	Paylocity Holding Corp.(a)	11,406
		85,453
	Real Estate Management & Development — 0.4%
813	CBRE Group, Inc., Class A(a)	70,170
90	Jones Lang LaSalle, Inc.(a)	15,935
		86,105
	Residential REITs — 0.1%
51	AvalonBay Communities, Inc.	9,129
71	Camden Property Trust	6,663
		15,792
	Retail REITs — 0.2%
1,304	Brixmor Property Group, Inc.	29,262
453	NNN REIT, Inc.	18,274
44	Simon Property Group, Inc.	6,099
		53,635
	Semiconductors & Semiconductor Equipment — 2.7%
97	Advanced Micro Devices, Inc.(a)	16,266
109	Analog Devices, Inc.	20,967
571	ARM Holdings PLC, ADR(a)	40,353
22	Broadcom, Inc.	25,960
647	Intel Corp.	27,873
193	Lattice Semiconductor Corp.(a)	11,746
103	Micron Technology, Inc.	8,832
477	NVIDIA Corp.	293,484
101	Onto Innovation, Inc.(a)	16,311
64	Qorvo, Inc.(a)	6,383
382	QUALCOMM, Inc.	56,731
72	Silicon Laboratories, Inc.(a)	8,882
127	Synaptics, Inc.(a)	13,565
124	Texas Instruments, Inc.	19,855
78	Universal Display Corp.	13,242
		580,450
	Software — 4.1%
26	Adobe, Inc.(a)	16,062
54	ANSYS, Inc.(a)	17,703
368	Autodesk, Inc.(a)	93,402
35	Cadence Design Systems, Inc.(a)	10,096
274	Dynatrace, Inc.(a)	15,618
18	Intuit, Inc.	11,364
103	Manhattan Associates, Inc.(a)	24,984
587	Microsoft Corp.	233,380
1,315	Oracle Corp.	146,886
24	Palo Alto Networks, Inc.(a)	8,124
51	PTC, Inc.(a)	9,213
73	Qualys, Inc.(a)	13,809
48	Roper Technologies, Inc.	25,776
493	Salesforce, Inc.(a)	138,577
21	ServiceNow, Inc.(a)	16,073
65	SPS Commerce, Inc.(a)	11,947
22	Synopsys, Inc.(a)	11,734
23	Tyler Technologies, Inc.(a)	9,723
222	Workday, Inc., Class A(a)	64,618
		879,089
	Specialized REITs — 0.1%
24	American Tower Corp.	4,696
48	Crown Castle, Inc.	5,196
Shares	Description	Value (†)
	Specialized REITs — continued
27	Digital Realty Trust, Inc.	$3,792
9	Equinix, Inc.	7,468
137	Weyerhaeuser Co.	4,490
		25,642
	Specialty Retail — 0.8%
43	Asbury Automotive Group, Inc.(a)	8,990
96	Burlington Stores, Inc.(a)	18,350
67	Dick's Sporting Goods, Inc.	9,988
68	Five Below, Inc.(a)	12,203
174	Floor & Decor Holdings, Inc., Class A(a)	17,497
96	Home Depot, Inc.	33,884
42	Lithia Motors, Inc.	12,384
56	Lowe's Cos., Inc.	11,919
56	Ross Stores, Inc.	7,856
243	TJX Cos., Inc.	23,063
70	Williams-Sonoma, Inc.	13,537
		169,671
	Technology Hardware, Storage & Peripherals — 0.7%
681	Apple, Inc.	125,576
272	Hewlett Packard Enterprise Co.	4,159
167	HP, Inc.	4,795
76	NetApp, Inc.	6,627
		141,157
	Textiles, Apparel & Luxury Goods — 0.4%
82	Crocs, Inc.(a)	8,321
35	Deckers Outdoor Corp.(a)	26,381
185	NIKE, Inc., Class B	18,783
125	PVH Corp.	15,033
2,212	Under Armour, Inc., Class A(a)	16,855
1,287	Under Armour, Inc., Class C(a)	9,524
		94,897
	Trading Companies & Distributors — 0.2%
94	GATX Corp.	11,529
58	Watsco, Inc.	22,677
		34,206
	Water Utilities — 0.1%
145	American States Water Co.	10,817
37	American Water Works Co., Inc.	4,589
309	Essential Utilities, Inc.	11,081
		26,487
	Total Common Stocks (Identified Cost $10,118,069)	11,345,596

Principal Amount
Bonds and Notes — 8.4%
	Apartment REITs — 0.0%
$6,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,355
	Automotive — 0.2%
19,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	18,712
8,000	Lear Corp., 4.250%, 5/15/2029	7,725
12,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	10,530
		36,967
	Banking — 1.1%
17,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	16,253
See accompanying notes to financial statements.
73 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2040 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$5,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	$4,999
6,000	Bank of Nova Scotia, 3.400%, 2/11/2024	5,996
16,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	14,739
14,000	Citigroup, Inc., 4.600%, 3/09/2026	13,889
16,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	15,726
13,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	12,975
16,000	KeyCorp, MTN, 2.550%, 10/01/2029	13,761
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	6,566
12,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	11,014
7,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	6,822
22,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	20,860
23,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	22,855
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,921
8,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	7,928
13,000	State Street Corp., 2.400%, 1/24/2030	11,602
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,836
16,000	Truist Bank, 3.200%, 4/01/2024	15,933
26,000	Westpac Banking Corp., 2.350%, 2/19/2025	25,313
		238,988
	Brokerage — 0.2%
18,000	BlackRock, Inc., 2.400%, 4/30/2030	15,893
25,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	17,343
		33,236
	Building Materials — 0.2%
15,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	13,867
23,000	Owens Corning, 3.950%, 8/15/2029	21,959
		35,826
	Chemicals — 0.1%
20,000	Ecolab, Inc., 2.125%, 2/01/2032	16,751
6,000	LYB International Finance BV, 5.250%, 7/15/2043	5,697
		22,448
	Consumer Products — 0.1%
15,000	Procter & Gamble Co., 3.000%, 3/25/2030	13,991
	Diversified Manufacturing — 0.1%
19,000	Eaton Corp., 4.150%, 3/15/2033	18,326
9,000	Emerson Electric Co., 2.000%, 12/21/2028	8,053
		26,379
	Electric — 0.4%
8,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	7,254
11,000	Duke Energy Corp., 3.750%, 4/15/2024	10,954
21,000	Entergy Corp., 0.900%, 9/15/2025	19,663
12,000	Exelon Corp., 4.050%, 4/15/2030	11,446
17,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	14,528
9,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	8,601
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,469
19,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	18,439
		93,354
Principal Amount	Description	Value (†)
	Environmental — 0.1%
$7,000	Republic Services, Inc., 1.450%, 2/15/2031	$5,640
24,000	Waste Management, Inc., 2.950%, 6/01/2041	18,342
		23,982
	Finance Companies — 0.1%
10,000	Ares Capital Corp., 3.250%, 7/15/2025	9,632
13,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	11,711
		21,343
	Food & Beverage — 0.3%
20,000	Coca-Cola Co., 1.450%, 6/01/2027	18,285
16,000	General Mills, Inc., 4.000%, 4/17/2025	15,802
10,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,024
20,000	PepsiCo, Inc., 2.750%, 3/19/2030	18,182
		61,293
	Government Owned - No Guarantee — 0.2%
11,000	Equinor ASA, 3.625%, 4/06/2040	9,422
24,000	Federal National Mortgage Association, 6.625%, 11/15/2030	27,553
		36,975
	Health Care REITs — 0.0%
12,000	Welltower OP LLC, 2.800%, 6/01/2031	10,383
	Health Insurance — 0.1%
16,000	Elevance Health, Inc., 4.101%, 3/01/2028	15,710
10,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	10,934
		26,644
	Healthcare — 0.2%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,930
6,000	CVS Health Corp., 4.300%, 3/25/2028	5,895
8,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	7,807
11,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	10,544
10,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	8,944
		38,120
	Integrated Energy — 0.1%
17,000	Exxon Mobil Corp., 2.992%, 3/19/2025	16,672
11,000	Shell International Finance BV, 6.375%, 12/15/2038	12,650
		29,322
	Life Insurance — 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,134
14,000	Manulife Financial Corp., 3.703%, 3/16/2032	12,974
		17,108
	Media Entertainment — 0.1%
12,000	Netflix, Inc., 3.625%, 6/15/2025(b)	11,773
	Metals & Mining — 0.0%
11,000	Nucor Corp., 3.125%, 4/01/2032	9,828
	Mortgage Related — 2.1%
40,837	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	32,935
58,631	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	49,360
59,012	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	51,677
58,884	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	53,605
7,441	Federal Home Loan Mortgage Corp., 4.000%, with various maturities in 2052(c)	7,006
44,596	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	36,030
See accompanying notes to financial statements.
| 74

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2040 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$55,546	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	$46,877
42,245	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	37,118
20,183	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	18,408
31,766	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	29,907
14,972	Federal National Mortgage Association, 4.500%, with various maturities from 2049 to 2053(c)	14,483
21,619	Government National Mortgage Association, 3.000%, 6/20/2052	19,306
9,849	Government National Mortgage Association, 4.000%, 8/20/2053	9,353
7,894	Government National Mortgage Association, 5.000%, 7/20/2053	7,840
37,703	Government National Mortgage Association, 5.500%, 4/20/2053	37,946
		451,851
	Office REITs — 0.1%
21,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	20,512
11,000	Boston Properties LP, 2.750%, 10/01/2026	10,254
		30,766
	Oil Field Services — 0.1%
12,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	11,434
	Other REITs — 0.0%
9,000	Prologis LP, 1.250%, 10/15/2030	7,271
	Pharmaceuticals — 0.2%
22,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	18,897
8,000	Biogen, Inc., 2.250%, 5/01/2030	6,819
10,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	9,475
5,000	Merck & Co., Inc., 1.450%, 6/24/2030	4,178
13,000	Viatris, Inc., 3.850%, 6/22/2040	9,840
		49,209
	Property & Casualty Insurance — 0.1%
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,583
15,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	12,877
		16,460
	Railroads — 0.1%
21,000	CSX Corp., 2.600%, 11/01/2026	19,997
	Restaurants — 0.1%
18,000	Starbucks Corp., 2.250%, 3/12/2030	15,702
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,675
8,000	Realty Income Corp., 3.400%, 1/15/2028	7,618
		9,293
	Retailers — 0.2%
15,000	Amazon.com, Inc., 3.875%, 8/22/2037	13,819
20,000	TJX Cos., Inc., 1.150%, 5/15/2028	17,549
8,000	Walmart, Inc., 4.100%, 4/15/2033	7,822
		39,190
	Technology — 0.5%
32,000	Apple, Inc., 2.500%, 2/09/2025	31,269
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,288
13,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	12,538
10,000	Intel Corp., 2.450%, 11/15/2029	8,951
Principal Amount	Description	Value (†)
	Technology — continued
$16,000	International Business Machines Corp., 4.000%, 6/20/2042	$13,921
16,000	NVIDIA Corp., 2.850%, 4/01/2030	14,697
17,000	Oracle Corp., 2.950%, 5/15/2025	16,550
17,000	QUALCOMM, Inc., 1.650%, 5/20/2032	13,632
		114,846
	Treasuries — 1.0%
25,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	13,015
15,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	11,020
39,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	30,627
43,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	34,926
24,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	19,123
27,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	21,450
28,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	28,201
55,000	U.S. Treasury Notes, 0.375%, 11/30/2025	51,262
		209,624
	Utility Other — 0.1%
18,000	Essential Utilities, Inc., 4.276%, 5/01/2049	14,992
	Wireless — 0.1%
13,000	Vodafone Group PLC, 6.150%, 2/27/2037	14,053
	Wirelines — 0.0%
13,000	AT&T, Inc., 3.650%, 6/01/2051	9,695
	Total Bonds and Notes (Identified Cost $1,880,801)	1,807,698

Shares
Exchange-Traded Funds — 7.0%
20,023	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,482,745)	1,506,731

Mutual Funds — 11.0%
66,763	WCM Focused Emerging Markets Fund, Institutional Class	849,228
64,859	WCM Focused International Growth Fund, Institutional Class	1,509,923
	Total Mutual Funds (Identified Cost $2,570,979)	2,359,151

Affiliated Mutual Funds — 17.6%
79,773	Loomis Sayles Inflation Protected Securities Fund, Class N	770,601
56,953	Loomis Sayles Limited Term Government & Agency Fund, Class N	615,662
104,301	Mirova Global Green Bond Fund, Class N	885,516
127,986	Mirova International Sustainable Equity Fund, Class N	1,516,638
	Total Affiliated Mutual Funds (Identified Cost $4,027,441)	3,788,417
See accompanying notes to financial statements.
75 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2040 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.4%
$727,742	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2024 at 3.500% to be repurchased at $727,812 on 2/01/2024 collateralized by $744,100 U.S. Treasury Note, 4.000% due 1/31/2031 valued at $742,821 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $727,742)	$727,742
	Total Investments — 100.2% (Identified Cost $20,807,777)	21,535,335
	Other assets less liabilities — (0.2)%	(48,030)
	Net Assets — 100.0%	$21,487,305

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of
Rule 144A holdings amounted to $34,165 or 0.2% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2024
Equity	77.8%
Fixed Income	19.0
Short-Term Investments	3.4
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%
See accompanying notes to financial statements.
| 76

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 54.7% of Net Assets
	Aerospace & Defense — 1.1%
243	AAR Corp.(a)	$14,779
612	Boeing Co.(a)	129,157
48	L3Harris Technologies, Inc.	10,004
42	Lockheed Martin Corp.	18,035
100	Moog, Inc., Class A	13,980
15	Northrop Grumman Corp.	6,701
147	RTX Corp.	13,395
		206,051
	Air Freight & Logistics — 0.4%
329	Expeditors International of Washington, Inc.	41,562
34	FedEx Corp.	8,204
192	GXO Logistics, Inc.(a)	10,441
93	United Parcel Service, Inc., Class B	13,197
		73,404
	Automobile Components — 0.6%
45	Aptiv PLC(a)	3,660
1,038	BorgWarner, Inc.	35,188
667	Dana, Inc.	9,044
653	Magna International, Inc.	37,123
765	Mobileye Global, Inc., Class A(a)	19,783
171	Phinia, Inc.	5,171
89	Visteon Corp.(a)	10,261
		120,230
	Automobiles — 1.0%
2,051	General Motors Co.	79,579
581	Tesla, Inc.(a)	108,815
94	Thor Industries, Inc.	10,624
		199,018
	Banks — 2.8%
408	Ameris Bancorp	20,253
1,360	Banc of California, Inc.	18,741
2,300	Bank of America Corp.	78,223
1,137	Citigroup, Inc.	63,865
147	Citizens Financial Group, Inc.	4,807
232	East West Bancorp, Inc.	16,892
26	First Citizens BancShares, Inc., Class A	39,260
738	First Financial Bancorp	16,546
1,897	FNB Corp.	25,002
1,222	Fulton Financial Corp.	19,051
413	International Bancshares Corp.	21,831
372	JPMorgan Chase & Co.	64,862
116	PNC Financial Services Group, Inc.	17,540
204	Regions Financial Corp.	3,809
1,249	Truist Financial Corp.	46,288
389	Webster Financial Corp.	19,248
1,412	Wells Fargo & Co.	70,854
		547,072
	Beverages — 0.9%
71	Boston Beer Co., Inc., Class A(a)	24,798
250	Coca-Cola Co.	14,873
200	Keurig Dr Pepper, Inc.	6,288
1,677	Monster Beverage Corp.(a)	92,269
165	PepsiCo, Inc.	27,807
		166,035
	Biotechnology — 1.4%
168	AbbVie, Inc.	27,619
296	Alnylam Pharmaceuticals, Inc.(a)	51,181
Shares	Description	Value (†)
	Biotechnology — continued
44	Amgen, Inc.	$13,827
17	Biogen, Inc.(a)	4,193
337	CRISPR Therapeutics AG(a)	21,214
182	Cytokinetics, Inc.(a)	14,220
237	Gilead Sciences, Inc.	18,548
203	Halozyme Therapeutics, Inc.(a)	6,872
81	Incyte Corp.(a)	4,760
116	Neurocrine Biosciences, Inc.(a)	16,213
75	Regeneron Pharmaceuticals, Inc.(a)	70,708
34	United Therapeutics Corp.(a)	7,303
12	Vertex Pharmaceuticals, Inc.(a)	5,201
		261,859
	Broadline Retail — 1.6%
270	Alibaba Group Holding Ltd., ADR	19,486
1,718	Amazon.com, Inc.(a)	266,633
740	eBay, Inc.	30,392
		316,511
	Building Products — 0.8%
51	Carlisle Cos., Inc.	16,027
117	Carrier Global Corp.	6,401
508	Fortune Brands Innovations, Inc.	39,416
41	Lennox International, Inc.	17,555
705	Masco Corp.	47,439
155	Owens Corning	23,487
129	Trex Co., Inc.(a)	10,511
		160,836
	Capital Markets — 3.4%
1,089	Bank of New York Mellon Corp.	60,396
51	BlackRock, Inc.	39,490
78	Cboe Global Markets, Inc.	14,340
994	Charles Schwab Corp.	62,542
102	CME Group, Inc.	20,996
82	FactSet Research Systems, Inc.	39,025
131	Goldman Sachs Group, Inc.	50,305
694	Intercontinental Exchange, Inc.	88,367
329	Janus Henderson Group PLC	9,462
782	KKR & Co., Inc.	67,706
60	Moody's Corp.	23,522
110	Morgan Stanley	9,596
68	MSCI, Inc.	40,706
37	Northern Trust Corp.	2,947
54	S&P Global, Inc.	24,211
511	SEI Investments Co.	32,316
702	State Street Corp.	51,857
35	T. Rowe Price Group, Inc.	3,796
64	Virtus Investment Partners, Inc.	15,111
		656,691
	Chemicals — 0.9%
15	Air Products & Chemicals, Inc.	3,836
199	Celanese Corp.	29,112
898	Corteva, Inc.	40,841
53	DuPont de Nemours, Inc.	3,275
75	Ecolab, Inc.	14,867
180	HB Fuller Co.	13,639
128	Innospec, Inc.	14,862
63	Linde PLC	25,504
152	Minerals Technologies, Inc.	9,933
See accompanying notes to financial statements.
77 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2045 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
23	Sherwin-Williams Co.	$7,001
87	Stepan Co.	7,766
		170,636
	Commercial Services & Supplies — 0.1%
92	MSA Safety, Inc.	15,183
31	Waste Management, Inc.	5,754
		20,937
	Communications Equipment — 0.3%
218	Ciena Corp.(a)	11,554
482	Cisco Systems, Inc.	24,187
61	F5, Inc.(a)	11,206
23	Motorola Solutions, Inc.	7,348
		54,295
	Construction & Engineering — 0.1%
315	AECOM	27,780
	Construction Materials — 0.2%
33	Martin Marietta Materials, Inc.	16,778
77	Vulcan Materials Co.	17,403
		34,181
	Consumer Finance — 1.3%
2,236	Ally Financial, Inc.	82,016
411	American Express Co.	82,504
627	Capital One Financial Corp.	84,846
122	Synchrony Financial	4,742
		254,108
	Consumer Staples Distribution & Retail — 1.0%
180	BJ's Wholesale Club Holdings, Inc.(a)	11,581
42	Casey's General Stores, Inc.	11,397
44	Costco Wholesale Corp.	30,575
2,030	Kroger Co.	93,664
303	Sprouts Farmers Market, Inc.(a)	15,262
36	Target Corp.	5,007
201	Walmart, Inc.	33,216
		200,702
	Containers & Packaging — 0.2%
39	Ball Corp.	2,163
185	Crown Holdings, Inc.	16,372
298	Sonoco Products Co.	16,956
		35,491
	Distributors — 0.0%
43	Genuine Parts Co.	6,030
	Diversified Consumer Services — 0.1%
109	Grand Canyon Education, Inc.(a)	14,234
224	Service Corp. International	15,035
		29,269
	Diversified REITs — 0.1%
536	American Assets Trust, Inc.	12,023
	Diversified Telecommunication Services — 0.3%
1,080	AT&T, Inc.	19,105
172	Iridium Communications, Inc.	6,237
723	Verizon Communications, Inc.	30,619
		55,961
	Electric Utilities — 0.3%
222	American Electric Power Co., Inc.	17,347
263	Evergy, Inc.	13,353
195	Eversource Energy	10,573
Shares	Description	Value (†)
	Electric Utilities — continued
134	Exelon Corp.	$4,665
161	FirstEnergy Corp.	5,905
121	IDACORP, Inc.	11,202
		63,045
	Electrical Equipment — 0.4%
102	Eaton Corp. PLC	25,100
159	Emerson Electric Co.	14,585
276	nVent Electric PLC	16,571
101	Regal Rexnord Corp.	13,480
		69,736
	Electronic Equipment, Instruments & Components — 0.6%
141	Advanced Energy Industries, Inc.	14,689
131	Amphenol Corp., Class A	13,244
294	Avnet, Inc.	13,318
235	Cognex Corp.	8,493
65	Corning, Inc.	2,112
747	Knowles Corp.(a)	12,184
46	Littelfuse, Inc.	11,127
247	TE Connectivity Ltd.	35,121
17	Teledyne Technologies, Inc.(a)	7,114
16	Zebra Technologies Corp., Class A(a)	3,833
		121,235
	Energy Equipment & Services — 0.2%
392	ChampionX Corp.	10,745
847	NOV, Inc.	16,525
198	Schlumberger NV	9,642
		36,912
	Entertainment — 1.6%
75	Electronic Arts, Inc.	10,318
234	Netflix, Inc.(a)	132,002
34	Take-Two Interactive Software, Inc.(a)	5,608
1,243	Walt Disney Co.	119,390
3,717	Warner Bros Discovery, Inc.(a)	37,244
		304,562
	Financial Services — 2.1%
394	Block, Inc.(a)	25,614
472	Fiserv, Inc.(a)	66,963
285	Global Payments, Inc.	37,970
26	Jack Henry & Associates, Inc.	4,312
59	Mastercard, Inc., Class A	26,504
1,201	MGIC Investment Corp.	23,828
495	PayPal Holdings, Inc.(a)	30,368
554	Visa, Inc., Class A	151,386
283	Voya Financial, Inc.	20,481
63	WEX, Inc.(a)	12,877
		400,303
	Food Products — 0.7%
142	Campbell Soup Co.	6,337
227	Conagra Brands, Inc.	6,617
166	Darling Ingredients, Inc.(a)	7,188
266	General Mills, Inc.	17,266
44	Hershey Co.	8,516
231	Hormel Foods Corp.	7,015
122	Ingredion, Inc.	13,124
45	J M Smucker Co.	5,920
178	Kellanova	9,747
548	Kraft Heinz Co.	20,347
See accompanying notes to financial statements.
| 78

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2045 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
106	McCormick & Co., Inc.	$7,225
299	Mondelez International, Inc., Class A	22,506
		131,808
	Gas Utilities — 0.2%
99	Atmos Energy Corp.	11,280
337	New Jersey Resources Corp.	13,760
138	ONE Gas, Inc.	8,469
		33,509
	Ground Transportation — 0.4%
378	CSX Corp.	13,495
32	JB Hunt Transport Services, Inc.	6,431
58	Norfolk Southern Corp.	13,644
87	Ryder System, Inc.	9,881
35	Saia, Inc.(a)	15,770
87	Uber Technologies, Inc.(a)	5,678
41	Union Pacific Corp.	10,001
147	XPO, Inc.(a)	12,560
		87,460
	Health Care Equipment & Supplies — 1.1%
226	Abbott Laboratories	25,572
17	Align Technology, Inc.(a)	4,544
721	Baxter International, Inc.	27,896
57	Becton Dickinson & Co.	13,612
67	Edwards Lifesciences Corp.(a)	5,258
28	GE HealthCare Technologies, Inc.	2,054
123	Globus Medical, Inc., Class A(a)	6,493
97	Haemonetics Corp.(a)	7,417
113	Intuitive Surgical, Inc.(a)	42,739
154	LeMaitre Vascular, Inc.	8,938
209	Medtronic PLC	18,296
254	Merit Medical Systems, Inc.(a)	19,888
48	Penumbra, Inc.(a)	12,105
38	Shockwave Medical, Inc.(a)	8,598
28	Stryker Corp.	9,393
		212,803
	Health Care Providers & Services — 1.5%
187	Acadia Healthcare Co., Inc.(a)	15,360
89	Cardinal Health, Inc.	9,718
772	Centene Corp.(a)	58,139
30	Chemed Corp.	17,784
57	Cigna Group	17,154
525	CVS Health Corp.	39,044
41	Elevance Health, Inc.	20,231
137	HCA Healthcare, Inc.	41,771
87	Henry Schein, Inc.(a)	6,511
9	Humana, Inc.	3,403
24	Laboratory Corp. of America Holdings	5,335
15	McKesson Corp.	7,499
325	Select Medical Holdings Corp.	8,447
85	UnitedHealth Group, Inc.	43,498
		293,894
	Health Care REITs — 0.1%
851	Physicians Realty Trust	10,416
	Health Care Technology — 0.4%
1,249	Doximity, Inc., Class A(a)	33,661
223	Veeva Systems, Inc., Class A(a)	46,252
		79,913
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
189	Host Hotels & Resorts, Inc.	$3,633
	Hotels, Restaurants & Leisure — 1.1%
362	Aramark	10,527
3	Booking Holdings, Inc.(a)	10,522
4	Chipotle Mexican Grill, Inc.(a)	9,635
117	Hilton Worldwide Holdings, Inc.	22,342
135	Marriott Vacations Worldwide Corp.	11,325
85	McDonald's Corp.	24,881
586	Starbucks Corp.	54,516
302	Travel & Leisure Co.	12,207
50	Wingstop, Inc.	14,056
556	Yum China Holdings, Inc.	19,232
228	Yum! Brands, Inc.	29,524
		218,767
	Household Durables — 0.3%
298	KB Home	17,758
117	Meritage Homes Corp.	19,376
99	PulteGroup, Inc.	10,351
383	Taylor Morrison Home Corp.(a)	19,970
		67,455
	Household Products — 0.5%
182	Church & Dwight Co., Inc.	18,173
72	Colgate-Palmolive Co.	6,062
448	Energizer Holdings, Inc.	14,166
338	Procter & Gamble Co.	53,113
		91,514
	Independent Power & Renewable Electricity Producers — 0.0%
414	AES Corp.	6,906
	Industrial Conglomerates — 0.3%
49	3M Co.	4,623
245	General Electric Co.	32,443
134	Honeywell International, Inc.	27,103
		64,169
	Industrial REITs — 0.2%
87	Prologis, Inc.	11,022
420	Rexford Industrial Realty, Inc.	22,088
		33,110
	Insurance — 1.9%
40	Allstate Corp.	6,210
944	American International Group, Inc.	65,617
130	Arch Capital Group Ltd.(a)	10,716
76	Arthur J Gallagher & Co.	17,644
43	Assurant, Inc.	7,222
328	Assured Guaranty Ltd.	26,611
58	Chubb Ltd.	14,210
214	First American Financial Corp.	12,915
129	Hanover Insurance Group, Inc.	17,029
137	Hartford Financial Services Group, Inc.	11,913
55	Marsh & McLennan Cos., Inc.	10,661
101	Prudential Financial, Inc.	10,598
258	Reinsurance Group of America, Inc.	44,864
185	Selective Insurance Group, Inc.	19,399
99	Travelers Cos., Inc.	20,925
256	Willis Towers Watson PLC	63,053
		359,587
	Interactive Media & Services — 2.9%
791	Alphabet, Inc., Class A(a)	110,819
1,350	Alphabet, Inc., Class C(a)	191,430
See accompanying notes to financial statements.
79 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2045 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
611	Meta Platforms, Inc., Class A(a)	$238,375
349	Yelp, Inc.(a)	15,262
368	ZoomInfo Technologies, Inc.(a)	5,903
		561,789
	IT Services — 0.7%
70	Accenture PLC, Class A	25,472
185	Cognizant Technology Solutions Corp., Class A	14,267
192	GoDaddy, Inc., Class A(a)	20,479
149	International Business Machines Corp.	27,365
540	Shopify, Inc., Class A(a)	43,238
		130,821
	Leisure Products — 0.1%
644	Mattel, Inc.(a)	11,521
151	YETI Holdings, Inc.(a)	6,640
		18,161
	Life Sciences Tools & Services — 0.9%
40	Agilent Technologies, Inc.	5,204
152	Danaher Corp.	36,466
241	Illumina, Inc.(a)	34,465
282	IQVIA Holdings, Inc.(a)	58,721
69	Repligen Corp.(a)	13,069
46	Thermo Fisher Scientific, Inc.	24,793
		172,718
	Machinery — 1.0%
93	AGCO Corp.	11,377
31	Caterpillar, Inc.	9,310
53	Chart Industries, Inc.(a)	6,186
11	Cummins, Inc.	2,632
43	Deere & Co.	16,924
80	Dover Corp.	11,982
109	Fortive Corp.	8,522
296	Graco, Inc.	25,249
26	Illinois Tool Works, Inc.	6,783
207	ITT, Inc.	25,001
124	Oshkosh Corp.	13,652
28	Parker-Hannifin Corp.	13,006
147	SPX Technologies, Inc.(a)	14,794
206	Terex Corp.	12,655
181	Toro Co.	16,739
		194,812
	Media — 0.9%
127	Charter Communications, Inc., Class A(a)	47,080
1,458	Comcast Corp., Class A	67,855
399	Interpublic Group of Cos., Inc.	13,163
281	Liberty Broadband Corp., Class C(a)	22,045
176	Omnicom Group, Inc.	15,907
		166,050
	Metals & Mining — 0.4%
422	Alcoa Corp.	12,554
703	Cleveland-Cliffs, Inc.(a)	14,095
204	Commercial Metals Co.	10,653
80	Newmont Corp.	2,761
64	Reliance Steel & Aluminum Co.	18,267
256	U.S. Steel Corp.	12,037
		70,367
Shares	Description	Value (†)
	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
1,473	Annaly Capital Management, Inc.	$28,267
588	KKR Real Estate Finance Trust, Inc.	7,197
		35,464
	Multi-Utilities — 0.1%
141	Consolidated Edison, Inc.	12,817
56	DTE Energy Co.	5,904
36	WEC Energy Group, Inc.	2,907
		21,628
	Office REITs — 0.3%
742	COPT Defense Properties	17,481
492	Douglas Emmett, Inc.	6,667
681	Easterly Government Properties, Inc.	8,363
630	Highwoods Properties, Inc.	14,471
454	Kilroy Realty Corp.	16,235
		63,217
	Oil, Gas & Consumable Fuels — 2.4%
1,030	Antero Midstream Corp.	12,607
260	Antero Resources Corp.(a)	5,808
1,609	APA Corp.	50,410
237	Chevron Corp.	34,941
470	CNX Resources Corp.(a)	9,494
681	ConocoPhillips	76,184
187	Devon Energy Corp.	7,858
520	EOG Resources, Inc.	59,171
510	Exxon Mobil Corp.	52,433
44	Hess Corp.	6,183
205	HF Sinclair Corp.	11,581
648	Kinder Morgan, Inc.	10,964
115	ONEOK, Inc.	7,849
321	Ovintiv, Inc.	13,617
478	Phillips 66	68,980
357	Range Resources Corp.	10,367
1,352	Southwestern Energy Co.(a)	8,720
50	Valero Energy Corp.	6,945
254	Williams Cos., Inc.	8,804
		462,916
	Passenger Airlines — 0.1%
403	Delta Air Lines, Inc.	15,773
	Personal Care Products — 0.0%
22	Estee Lauder Cos., Inc., Class A	2,904
	Pharmaceuticals — 1.5%
381	Bristol-Myers Squibb Co.	18,619
36	Eli Lilly & Co.	23,242
88	Jazz Pharmaceuticals PLC(a)	10,799
353	Johnson & Johnson	56,092
297	Merck & Co., Inc.	35,872
207	Novartis AG, ADR	21,418
421	Novo Nordisk AS, ADR	48,306
194	Perrigo Co. PLC	6,223
782	Pfizer, Inc.	21,177
631	Roche Holding AG, ADR	22,173
96	Zoetis, Inc.	18,030
		281,951
	Professional Services — 0.4%
27	Automatic Data Processing, Inc.	6,636
117	Equifax, Inc.	28,588
124	Exponent, Inc.	10,935
168	Korn Ferry	9,857
See accompanying notes to financial statements.
| 80

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2045 Fund (continued)
Shares	Description	Value (†)
	Professional Services — continued
60	Leidos Holdings, Inc.	$6,628
32	Paychex, Inc.	3,895
68	Paylocity Holding Corp.(a)	10,772
		77,311
	Real Estate Management & Development — 0.4%
752	CBRE Group, Inc., Class A(a)	64,905
85	Jones Lang LaSalle, Inc.(a)	15,050
		79,955
	Residential REITs — 0.1%
47	AvalonBay Communities, Inc.	8,413
64	Camden Property Trust	6,006
		14,419
	Retail REITs — 0.3%
1,224	Brixmor Property Group, Inc.	27,467
417	NNN REIT, Inc.	16,822
38	Simon Property Group, Inc.	5,267
		49,556
	Semiconductors & Semiconductor Equipment — 2.8%
90	Advanced Micro Devices, Inc.(a)	15,092
102	Analog Devices, Inc.	19,621
532	ARM Holdings PLC, ADR(a)	37,596
20	Broadcom, Inc.	23,600
612	Intel Corp.	26,365
181	Lattice Semiconductor Corp.(a)	11,016
95	Micron Technology, Inc.	8,146
442	NVIDIA Corp.	271,949
94	Onto Innovation, Inc.(a)	15,181
58	Qorvo, Inc.(a)	5,785
354	QUALCOMM, Inc.	52,573
67	Silicon Laboratories, Inc.(a)	8,265
117	Synaptics, Inc.(a)	12,497
113	Texas Instruments, Inc.	18,094
72	Universal Display Corp.	12,223
		538,003
	Software — 4.3%
30	Adobe, Inc.(a)	18,533
49	ANSYS, Inc.(a)	16,064
341	Autodesk, Inc.(a)	86,549
33	Cadence Design Systems, Inc.(a)	9,519
258	Dynatrace, Inc.(a)	14,706
17	Intuit, Inc.	10,733
98	Manhattan Associates, Inc.(a)	23,771
548	Microsoft Corp.	217,874
1,224	Oracle Corp.	136,721
22	Palo Alto Networks, Inc.(a)	7,447
48	PTC, Inc.(a)	8,671
69	Qualys, Inc.(a)	13,053
45	Roper Technologies, Inc.	24,165
458	Salesforce, Inc.(a)	128,739
19	ServiceNow, Inc.(a)	14,542
57	SPS Commerce, Inc.(a)	10,477
20	Synopsys, Inc.(a)	10,667
21	Tyler Technologies, Inc.(a)	8,878
206	Workday, Inc., Class A(a)	59,960
		821,069
	Specialized REITs — 0.1%
23	American Tower Corp.	4,500
41	Crown Castle, Inc.	4,438
Shares	Description	Value (†)
	Specialized REITs — continued
25	Digital Realty Trust, Inc.	$3,512
9	Equinix, Inc.	7,468
116	Weyerhaeuser Co.	3,801
		23,719
	Specialty Retail — 0.8%
39	Asbury Automotive Group, Inc.(a)	8,153
89	Burlington Stores, Inc.(a)	17,012
63	Dick's Sporting Goods, Inc.	9,391
64	Five Below, Inc.(a)	11,485
166	Floor & Decor Holdings, Inc., Class A(a)	16,693
89	Home Depot, Inc.	31,414
39	Lithia Motors, Inc.	11,499
52	Lowe's Cos., Inc.	11,068
49	Ross Stores, Inc.	6,874
228	TJX Cos., Inc.	21,640
66	Williams-Sonoma, Inc.	12,764
		157,993
	Technology Hardware, Storage & Peripherals — 0.7%
637	Apple, Inc.	117,463
238	Hewlett Packard Enterprise Co.	3,639
139	HP, Inc.	3,991
68	NetApp, Inc.	5,929
		131,022
	Textiles, Apparel & Luxury Goods — 0.5%
77	Crocs, Inc.(a)	7,814
33	Deckers Outdoor Corp.(a)	24,873
170	NIKE, Inc., Class B	17,260
118	PVH Corp.	14,191
2,072	Under Armour, Inc., Class A(a)	15,788
1,160	Under Armour, Inc., Class C(a)	8,584
		88,510
	Trading Companies & Distributors — 0.2%
85	GATX Corp.	10,425
54	Watsco, Inc.	21,113
		31,538
	Water Utilities — 0.1%
132	American States Water Co.	9,847
33	American Water Works Co., Inc.	4,093
278	Essential Utilities, Inc.	9,969
		23,909
	Total Common Stocks (Identified Cost $9,399,430)	10,535,432

Principal Amount
Bonds and Notes — 4.5%
	Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,785
	Automotive — 0.1%
16,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	15,757
3,000	Lear Corp., 4.250%, 5/15/2029	2,897
5,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	4,388
		23,042
	Banking — 0.6%
11,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	10,517
See accompanying notes to financial statements.
81 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2045 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$3,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	$2,999
3,000	Bank of Nova Scotia, 3.400%, 2/11/2024	2,998
8,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	7,370
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,945
6,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	5,897
7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,986
7,000	KeyCorp, MTN, 2.550%, 10/01/2029	6,020
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	3,752
4,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	3,671
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,898
11,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	10,430
8,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	7,950
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,934
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,973
6,000	State Street Corp., 2.400%, 1/24/2030	5,355
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,169
9,000	Truist Bank, 3.200%, 4/01/2024	8,962
17,000	Westpac Banking Corp., 2.350%, 2/19/2025	16,551
		122,377
	Brokerage — 0.1%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	7,063
12,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	8,325
		15,388
	Building Materials — 0.1%
4,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	3,698
7,000	Owens Corning, 3.950%, 8/15/2029	6,683
		10,381
	Chemicals — 0.0%
10,000	Ecolab, Inc., 2.125%, 2/01/2032	8,376
1,000	LYB International Finance BV, 5.250%, 7/15/2043	949
		9,325
	Consumer Products — 0.1%
10,000	Procter & Gamble Co., 3.000%, 3/25/2030	9,327
	Diversified Manufacturing — 0.1%
8,000	Eaton Corp., 4.150%, 3/15/2033	7,717
4,000	Emerson Electric Co., 2.000%, 12/21/2028	3,579
		11,296
	Electric — 0.2%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,534
6,000	Duke Energy Corp., 3.750%, 4/15/2024	5,975
8,000	Entergy Corp., 0.900%, 9/15/2025	7,491
9,000	Exelon Corp., 4.050%, 4/15/2030	8,584
7,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,982
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,911
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,469
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,823
		42,769
Principal Amount	Description	Value (†)
	Environmental — 0.1%
$5,000	Republic Services, Inc., 1.450%, 2/15/2031	$4,028
11,000	Waste Management, Inc., 2.950%, 6/01/2041	8,407
		12,435
	Finance Companies — 0.1%
7,000	Ares Capital Corp., 3.250%, 7/15/2025	6,743
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,504
		11,247
	Food & Beverage — 0.1%
8,000	Coca-Cola Co., 1.450%, 6/01/2027	7,314
7,000	General Mills, Inc., 4.000%, 4/17/2025	6,914
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,707
9,000	PepsiCo, Inc., 2.750%, 3/19/2030	8,182
		25,117
	Government Owned - No Guarantee — 0.1%
5,000	Equinor ASA, 3.625%, 4/06/2040	4,282
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	14,925
		19,207
	Health Care REITs — 0.0%
2,000	Welltower OP LLC, 2.800%, 6/01/2031	1,731
	Health Insurance — 0.1%
8,000	Elevance Health, Inc., 4.101%, 3/01/2028	7,855
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	6,561
		14,416
	Healthcare — 0.1%
2,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	1,972
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,930
5,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	4,879
3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,876
3,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,683
		16,340
	Integrated Energy — 0.1%
11,000	Exxon Mobil Corp., 2.992%, 3/19/2025	10,788
7,000	Shell International Finance BV, 6.375%, 12/15/2038	8,050
		18,838
	Life Insurance — 0.0%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,100
6,000	Manulife Financial Corp., 3.703%, 3/16/2032	5,560
		8,660
	Media Entertainment — 0.0%
6,000	Netflix, Inc., 3.625%, 6/15/2025(b)	5,886
	Metals & Mining — 0.0%
5,000	Nucor Corp., 3.125%, 4/01/2032	4,467
	Mortgage Related — 1.1%
15,427	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	12,442
25,977	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	21,875
29,176	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	25,552
23,277	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	21,190
1,853	Federal Home Loan Mortgage Corp., 4.000%, with various maturities in 2052(c)	1,745
19,599	Federal National Mortgage Association, 2.000%, with various maturities in 2051(c)	15,849
See accompanying notes to financial statements.
| 82

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2045 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$28,513	Federal National Mortgage Association, 2.500%, with various maturities from 2051 to 2052(c)	$24,072
23,498	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	20,656
13,139	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	11,984
17,513	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	16,488
7,130	Federal National Mortgage Association, 4.500%, with various maturities from 2049 to 2053(c)	6,900
9,008	Government National Mortgage Association, 3.000%, 6/20/2052	8,044
4,924	Government National Mortgage Association, 4.000%, 8/20/2053	4,676
3,947	Government National Mortgage Association, 5.000%, 7/20/2053	3,920
17,401	Government National Mortgage Association, 5.500%, 4/20/2053	17,514
		212,907
	Office REITs — 0.1%
7,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	6,837
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,797
		9,634
	Oil Field Services — 0.1%
12,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	11,434
	Other REITs — 0.0%
5,000	Prologis LP, 1.250%, 10/15/2030	4,040
	Pharmaceuticals — 0.2%
9,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	7,730
6,000	Biogen, Inc., 2.250%, 5/01/2030	5,115
7,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	6,633
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,507
10,000	Viatris, Inc., 3.850%, 6/22/2040	7,569
		29,554
	Property & Casualty Insurance — 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,687
4,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	3,434
		6,121
	Railroads — 0.1%
14,000	CSX Corp., 2.600%, 11/01/2026	13,331
	Restaurants — 0.0%
7,000	Starbucks Corp., 2.250%, 3/12/2030	6,106
	Retail REITs — 0.0%
1,000	Realty Income Corp., 2.700%, 2/15/2032	837
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,857
		3,694
	Retailers — 0.1%
9,000	Amazon.com, Inc., 3.875%, 8/22/2037	8,291
10,000	TJX Cos., Inc., 1.150%, 5/15/2028	8,775
2,000	Walmart, Inc., 4.100%, 4/15/2033	1,955
		19,021
	Technology — 0.2%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,863
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,858
5,000	Intel Corp., 2.450%, 11/15/2029	4,475
Principal Amount	Description	Value (†)
	Technology — continued
$8,000	International Business Machines Corp., 4.000%, 6/20/2042	$6,961
9,000	NVIDIA Corp., 2.850%, 4/01/2030	8,267
6,000	Oracle Corp., 2.950%, 5/15/2025	5,841
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,217
		42,482
	Treasuries — 0.5%
13,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	6,768
11,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	8,260
9,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	6,612
9,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	7,068
23,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	18,681
14,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	11,155
9,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	7,150
7,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	7,050
23,000	U.S. Treasury Notes, 0.375%, 11/30/2025	21,437
		94,181
	Utility Other — 0.1%
13,000	Essential Utilities, Inc., 4.276%, 5/01/2049	10,827
	Wireless — 0.0%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,486
	Wirelines — 0.0%
6,000	AT&T, Inc., 3.650%, 6/01/2051	4,475
	Total Bonds and Notes (Identified Cost $897,284)	858,327

Shares
Exchange-Traded Funds — 7.8%
19,912	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,498,562)	1,498,378

Mutual Funds — 12.6%
72,674	WCM Focused Emerging Markets Fund, Institutional Class	924,414
64,993	WCM Focused International Growth Fund, Institutional Class	1,513,029
	Total Mutual Funds (Identified Cost $2,715,016)	2,437,443

Affiliated Mutual Funds — 15.6%
50,434	Loomis Sayles Inflation Protected Securities Fund, Class N	487,199
30,310	Loomis Sayles Limited Term Government & Agency Fund, Class N	327,649
79,001	Mirova Global Green Bond Fund, Class N	670,717
128,188	Mirova International Sustainable Equity Fund, Class N	1,519,028
	Total Affiliated Mutual Funds (Identified Cost $3,250,943)	3,004,593
See accompanying notes to financial statements.
83 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2045 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.1%
$606,191	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2024 at 3.500% to be repurchased at $606,250 on 2/01/2024 collateralized by $619,800 U.S. Treasury Note, 4.000% due 1/31/2031 valued at $618,735 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $606,191)	$606,191
	Total Investments — 98.3% (Identified Cost $18,367,426)	18,940,364
	Other assets less liabilities — 1.7%	324,988
	Net Assets — 100.0%	$19,265,352

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of
Rule 144A holdings amounted to $13,496 or 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2024
Equity	83.0%
Fixed Income	12.2
Short-Term Investments	3.1
Total Investments	98.3
Other assets less liabilities	1.7
Net Assets	100.0%
See accompanying notes to financial statements.
| 84

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 57.7% of Net Assets
	Aerospace & Defense — 1.1%
260	AAR Corp.(a)	$15,813
660	Boeing Co.(a)	139,286
52	L3Harris Technologies, Inc.	10,838
45	Lockheed Martin Corp.	19,324
107	Moog, Inc., Class A	14,959
16	Northrop Grumman Corp.	7,148
162	RTX Corp.	14,761
		222,129
	Air Freight & Logistics — 0.4%
350	Expeditors International of Washington, Inc.	44,215
38	FedEx Corp.	9,169
208	GXO Logistics, Inc.(a)	11,311
101	United Parcel Service, Inc., Class B	14,332
		79,027
	Automobile Components — 0.7%
51	Aptiv PLC(a)	4,148
1,115	BorgWarner, Inc.	37,799
720	Dana, Inc.	9,763
700	Magna International, Inc.	39,795
811	Mobileye Global, Inc., Class A(a)	20,972
183	Phinia, Inc.	5,534
96	Visteon Corp.(a)	11,068
		129,079
	Automobiles — 1.1%
2,203	General Motors Co.	85,477
625	Tesla, Inc.(a)	117,056
98	Thor Industries, Inc.	11,076
		213,609
	Banks — 3.0%
436	Ameris Bancorp	21,643
1,455	Banc of California, Inc.	20,050
2,466	Bank of America Corp.	83,869
1,220	Citigroup, Inc.	68,527
169	Citizens Financial Group, Inc.	5,526
248	East West Bancorp, Inc.	18,057
28	First Citizens BancShares, Inc., Class A	42,280
789	First Financial Bancorp	17,689
2,029	FNB Corp.	26,742
1,307	Fulton Financial Corp.	20,376
442	International Bancshares Corp.	23,364
403	JPMorgan Chase & Co.	70,267
118	PNC Financial Services Group, Inc.	17,843
198	Regions Financial Corp.	3,697
1,332	Truist Financial Corp.	49,364
416	Webster Financial Corp.	20,584
1,514	Wells Fargo & Co.	75,973
		585,851
	Beverages — 0.9%
77	Boston Beer Co., Inc., Class A(a)	26,894
264	Coca-Cola Co.	15,705
240	Keurig Dr Pepper, Inc.	7,546
1,795	Monster Beverage Corp.(a)	98,761
176	PepsiCo, Inc.	29,661
		178,567
	Biotechnology — 1.4%
178	AbbVie, Inc.	29,263
316	Alnylam Pharmaceuticals, Inc.(a)	54,640
Shares	Description	Value (†)
	Biotechnology — continued
49	Amgen, Inc.	$15,399
21	Biogen, Inc.(a)	5,180
358	CRISPR Therapeutics AG(a)	22,536
194	Cytokinetics, Inc.(a)	15,157
251	Gilead Sciences, Inc.	19,643
219	Halozyme Therapeutics, Inc.(a)	7,413
93	Incyte Corp.(a)	5,466
124	Neurocrine Biosciences, Inc.(a)	17,331
81	Regeneron Pharmaceuticals, Inc.(a)	76,365
37	United Therapeutics Corp.(a)	7,947
15	Vertex Pharmaceuticals, Inc.(a)	6,501
		282,841
	Broadline Retail — 1.7%
288	Alibaba Group Holding Ltd., ADR	20,785
1,845	Amazon.com, Inc.(a)	286,344
806	eBay, Inc.	33,102
		340,231
	Building Products — 0.9%
56	Carlisle Cos., Inc.	17,599
122	Carrier Global Corp.	6,675
544	Fortune Brands Innovations, Inc.	42,209
45	Lennox International, Inc.	19,267
756	Masco Corp.	50,871
166	Owens Corning	25,154
136	Trex Co., Inc.(a)	11,081
		172,856
	Capital Markets — 3.6%
1,169	Bank of New York Mellon Corp.	64,833
55	BlackRock, Inc.	42,587
85	Cboe Global Markets, Inc.	15,627
1,072	Charles Schwab Corp.	67,450
114	CME Group, Inc.	23,466
88	FactSet Research Systems, Inc.	41,881
140	Goldman Sachs Group, Inc.	53,761
750	Intercontinental Exchange, Inc.	95,497
347	Janus Henderson Group PLC	9,980
839	KKR & Co., Inc.	72,641
64	Moody's Corp.	25,090
120	Morgan Stanley	10,469
73	MSCI, Inc.	43,699
42	Northern Trust Corp.	3,345
59	S&P Global, Inc.	26,453
546	SEI Investments Co.	34,529
748	State Street Corp.	55,255
40	T. Rowe Price Group, Inc.	4,338
70	Virtus Investment Partners, Inc.	16,528
		707,429
	Chemicals — 0.9%
18	Air Products & Chemicals, Inc.	4,603
213	Celanese Corp.	31,160
968	Corteva, Inc.	44,025
55	DuPont de Nemours, Inc.	3,399
80	Ecolab, Inc.	15,857
193	HB Fuller Co.	14,624
137	Innospec, Inc.	15,907
69	Linde PLC	27,933
160	Minerals Technologies, Inc.	10,456
See accompanying notes to financial statements.
85 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2050 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
24	Sherwin-Williams Co.	$7,305
94	Stepan Co.	8,391
		183,660
	Commercial Services & Supplies — 0.1%
98	MSA Safety, Inc.	16,173
34	Waste Management, Inc.	6,311
		22,484
	Communications Equipment — 0.3%
239	Ciena Corp.(a)	12,667
517	Cisco Systems, Inc.	25,943
69	F5, Inc.(a)	12,675
24	Motorola Solutions, Inc.	7,668
		58,953
	Construction & Engineering — 0.2%
343	AECOM	30,249
	Construction Materials — 0.1%
27	Martin Marietta Materials, Inc.	13,727
66	Vulcan Materials Co.	14,917
		28,644
	Consumer Finance — 1.4%
2,396	Ally Financial, Inc.	87,885
446	American Express Co.	89,530
673	Capital One Financial Corp.	91,071
130	Synchrony Financial	5,053
		273,539
	Consumer Staples Distribution & Retail — 1.1%
194	BJ's Wholesale Club Holdings, Inc.(a)	12,482
45	Casey's General Stores, Inc.	12,211
47	Costco Wholesale Corp.	32,659
2,178	Kroger Co.	100,493
324	Sprouts Farmers Market, Inc.(a)	16,320
42	Target Corp.	5,841
219	Walmart, Inc.	36,190
		216,196
	Containers & Packaging — 0.2%
46	Ball Corp.	2,551
198	Crown Holdings, Inc.	17,523
319	Sonoco Products Co.	18,151
		38,225
	Distributors — 0.0%
44	Genuine Parts Co.	6,170
	Diversified Consumer Services — 0.2%
116	Grand Canyon Education, Inc.(a)	15,148
239	Service Corp. International	16,042
		31,190
	Diversified REITs — 0.1%
582	American Assets Trust, Inc.	13,054
	Diversified Telecommunication Services — 0.3%
1,168	AT&T, Inc.	20,662
186	Iridium Communications, Inc.	6,744
790	Verizon Communications, Inc.	33,457
		60,863
	Electric Utilities — 0.4%
237	American Electric Power Co., Inc.	18,519
292	Evergy, Inc.	14,825
211	Eversource Energy	11,441
Shares	Description	Value (†)
	Electric Utilities — continued
151	Exelon Corp.	$5,256
190	FirstEnergy Corp.	6,969
131	IDACORP, Inc.	12,128
		69,138
	Electrical Equipment — 0.4%
112	Eaton Corp. PLC	27,561
173	Emerson Electric Co.	15,869
295	nVent Electric PLC	17,712
108	Regal Rexnord Corp.	14,414
		75,556
	Electronic Equipment, Instruments & Components — 0.7%
150	Advanced Energy Industries, Inc.	15,627
142	Amphenol Corp., Class A	14,356
314	Avnet, Inc.	14,224
248	Cognex Corp.	8,963
78	Corning, Inc.	2,534
799	Knowles Corp.(a)	13,032
50	Littelfuse, Inc.	12,095
263	TE Connectivity Ltd.	37,396
18	Teledyne Technologies, Inc.(a)	7,533
17	Zebra Technologies Corp., Class A(a)	4,072
		129,832
	Energy Equipment & Services — 0.2%
429	ChampionX Corp.	11,759
906	NOV, Inc.	17,676
211	Schlumberger NV	10,276
		39,711
	Entertainment — 1.6%
80	Electronic Arts, Inc.	11,006
251	Netflix, Inc.(a)	141,592
39	Take-Two Interactive Software, Inc.(a)	6,432
1,289	Walt Disney Co.	123,809
3,947	Warner Bros Discovery, Inc.(a)	39,549
		322,388
	Financial Services — 2.2%
421	Block, Inc.(a)	27,369
506	Fiserv, Inc.(a)	71,786
305	Global Payments, Inc.	40,635
29	Jack Henry & Associates, Inc.	4,809
64	Mastercard, Inc., Class A	28,751
1,285	MGIC Investment Corp.	25,494
525	PayPal Holdings, Inc.(a)	32,209
599	Visa, Inc., Class A	163,683
302	Voya Financial, Inc.	21,856
69	WEX, Inc.(a)	14,103
		430,695
	Food Products — 0.7%
169	Campbell Soup Co.	7,542
264	Conagra Brands, Inc.	7,696
179	Darling Ingredients, Inc.(a)	7,751
297	General Mills, Inc.	19,278
47	Hershey Co.	9,096
273	Hormel Foods Corp.	8,291
133	Ingredion, Inc.	14,307
51	J M Smucker Co.	6,709
187	Kellanova	10,240
591	Kraft Heinz Co.	21,944
See accompanying notes to financial statements.
| 86

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2050 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
126	McCormick & Co., Inc.	$8,588
333	Mondelez International, Inc., Class A	25,065
		146,507
	Gas Utilities — 0.2%
104	Atmos Energy Corp.	11,850
360	New Jersey Resources Corp.	14,699
149	ONE Gas, Inc.	9,144
		35,693
	Ground Transportation — 0.5%
445	CSX Corp.	15,887
33	JB Hunt Transport Services, Inc.	6,632
64	Norfolk Southern Corp.	15,055
92	Ryder System, Inc.	10,449
37	Saia, Inc.(a)	16,672
94	Uber Technologies, Inc.(a)	6,135
43	Union Pacific Corp.	10,489
160	XPO, Inc.(a)	13,670
		94,989
	Health Care Equipment & Supplies — 1.2%
245	Abbott Laboratories	27,722
18	Align Technology, Inc.(a)	4,812
773	Baxter International, Inc.	29,907
60	Becton Dickinson & Co.	14,329
75	Edwards Lifesciences Corp.(a)	5,885
32	GE HealthCare Technologies, Inc.	2,348
138	Globus Medical, Inc., Class A(a)	7,285
105	Haemonetics Corp.(a)	8,028
120	Intuitive Surgical, Inc.(a)	45,386
166	LeMaitre Vascular, Inc.	9,635
221	Medtronic PLC	19,346
272	Merit Medical Systems, Inc.(a)	21,298
52	Penumbra, Inc.(a)	13,114
41	Shockwave Medical, Inc.(a)	9,276
30	Stryker Corp.	10,064
		228,435
	Health Care Providers & Services — 1.6%
200	Acadia Healthcare Co., Inc.(a)	16,428
98	Cardinal Health, Inc.	10,701
836	Centene Corp.(a)	62,959
33	Chemed Corp.	19,562
63	Cigna Group	18,960
570	CVS Health Corp.	42,391
46	Elevance Health, Inc.	22,698
148	HCA Healthcare, Inc.	45,125
102	Henry Schein, Inc.(a)	7,634
11	Humana, Inc.	4,159
29	Laboratory Corp. of America Holdings	6,447
16	McKesson Corp.	7,998
351	Select Medical Holdings Corp.	9,122
93	UnitedHealth Group, Inc.	47,592
		321,776
	Health Care REITs — 0.1%
933	Physicians Realty Trust	11,420
	Health Care Technology — 0.4%
1,335	Doximity, Inc., Class A(a)	35,978
239	Veeva Systems, Inc., Class A(a)	49,571
		85,549
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
207	Host Hotels & Resorts, Inc.	$3,979
	Hotels, Restaurants & Leisure — 1.2%
397	Aramark	11,545
3	Booking Holdings, Inc.(a)	10,522
4	Chipotle Mexican Grill, Inc.(a)	9,635
125	Hilton Worldwide Holdings, Inc.	23,870
146	Marriott Vacations Worldwide Corp.	12,248
94	McDonald's Corp.	27,516
635	Starbucks Corp.	59,074
331	Travel & Leisure Co.	13,379
54	Wingstop, Inc.	15,180
590	Yum China Holdings, Inc.	20,408
250	Yum! Brands, Inc.	32,373
		235,750
	Household Durables — 0.4%
319	KB Home	19,009
125	Meritage Homes Corp.	20,701
113	PulteGroup, Inc.	11,815
410	Taylor Morrison Home Corp.(a)	21,378
		72,903
	Household Products — 0.5%
198	Church & Dwight Co., Inc.	19,770
77	Colgate-Palmolive Co.	6,484
479	Energizer Holdings, Inc.	15,146
366	Procter & Gamble Co.	57,513
		98,913
	Independent Power & Renewable Electricity Producers — 0.0%
491	AES Corp.	8,190
	Industrial Conglomerates — 0.4%
53	3M Co.	5,001
262	General Electric Co.	34,694
147	Honeywell International, Inc.	29,732
		69,427
	Industrial REITs — 0.2%
96	Prologis, Inc.	12,162
450	Rexford Industrial Realty, Inc.	23,666
		35,828
	Insurance — 2.0%
41	Allstate Corp.	6,365
1,012	American International Group, Inc.	70,344
136	Arch Capital Group Ltd.(a)	11,211
83	Arthur J Gallagher & Co.	19,269
46	Assurant, Inc.	7,726
351	Assured Guaranty Ltd.	28,477
64	Chubb Ltd.	15,680
233	First American Financial Corp.	14,062
138	Hanover Insurance Group, Inc.	18,217
144	Hartford Financial Services Group, Inc.	12,522
61	Marsh & McLennan Cos., Inc.	11,824
108	Prudential Financial, Inc.	11,332
276	Reinsurance Group of America, Inc.	47,994
198	Selective Insurance Group, Inc.	20,762
107	Travelers Cos., Inc.	22,616
274	Willis Towers Watson PLC	67,486
		385,887
	Interactive Media & Services — 3.0%
822	Alphabet, Inc., Class A(a)	115,162
1,420	Alphabet, Inc., Class C(a)	201,356
See accompanying notes to financial statements.
87 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2050 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
656	Meta Platforms, Inc., Class A(a)	$255,932
373	Yelp, Inc.(a)	16,311
394	ZoomInfo Technologies, Inc.(a)	6,320
		595,081
	IT Services — 0.7%
76	Accenture PLC, Class A	27,655
209	Cognizant Technology Solutions Corp., Class A	16,118
210	GoDaddy, Inc., Class A(a)	22,399
162	International Business Machines Corp.	29,753
576	Shopify, Inc., Class A(a)	46,120
		142,045
	Leisure Products — 0.1%
706	Mattel, Inc.(a)	12,631
162	YETI Holdings, Inc.(a)	7,123
		19,754
	Life Sciences Tools & Services — 0.9%
43	Agilent Technologies, Inc.	5,594
166	Danaher Corp.	39,825
259	Illumina, Inc.(a)	37,040
302	IQVIA Holdings, Inc.(a)	62,885
75	Repligen Corp.(a)	14,205
48	Thermo Fisher Scientific, Inc.	25,871
		185,420
	Machinery — 1.1%
102	AGCO Corp.	12,478
34	Caterpillar, Inc.	10,211
60	Chart Industries, Inc.(a)	7,003
14	Cummins, Inc.	3,350
45	Deere & Co.	17,711
84	Dover Corp.	12,582
127	Fortive Corp.	9,929
316	Graco, Inc.	26,955
27	Illinois Tool Works, Inc.	7,044
222	ITT, Inc.	26,813
133	Oshkosh Corp.	14,643
29	Parker-Hannifin Corp.	13,471
157	SPX Technologies, Inc.(a)	15,800
221	Terex Corp.	13,576
194	Toro Co.	17,941
		209,507
	Media — 0.9%
136	Charter Communications, Inc., Class A(a)	50,417
1,564	Comcast Corp., Class A	72,789
440	Interpublic Group of Cos., Inc.	14,516
301	Liberty Broadband Corp., Class C(a)	23,613
188	Omnicom Group, Inc.	16,991
		178,326
	Metals & Mining — 0.4%
458	Alcoa Corp.	13,625
752	Cleveland-Cliffs, Inc.(a)	15,078
215	Commercial Metals Co.	11,227
73	Newmont Corp.	2,519
69	Reliance Steel & Aluminum Co.	19,694
285	U.S. Steel Corp.	13,401
		75,544
Shares	Description	Value (†)
	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
1,601	Annaly Capital Management, Inc.	$30,723
634	KKR Real Estate Finance Trust, Inc.	7,760
		38,483
	Multi-Utilities — 0.1%
155	Consolidated Edison, Inc.	14,089
60	DTE Energy Co.	6,325
35	WEC Energy Group, Inc.	2,827
		23,241
	Office REITs — 0.3%
794	COPT Defense Properties	18,707
551	Douglas Emmett, Inc.	7,466
719	Easterly Government Properties, Inc.	8,829
674	Highwoods Properties, Inc.	15,482
485	Kilroy Realty Corp.	17,343
		67,827
	Oil, Gas & Consumable Fuels — 2.6%
1,102	Antero Midstream Corp.	13,488
295	Antero Resources Corp.(a)	6,590
1,725	APA Corp.	54,044
258	Chevron Corp.	38,037
495	CNX Resources Corp.(a)	9,999
729	ConocoPhillips	81,553
200	Devon Energy Corp.	8,404
559	EOG Resources, Inc.	63,609
555	Exxon Mobil Corp.	57,060
51	Hess Corp.	7,167
225	HF Sinclair Corp.	12,710
744	Kinder Morgan, Inc.	12,588
136	ONEOK, Inc.	9,282
344	Ovintiv, Inc.	14,593
518	Phillips 66	74,753
391	Range Resources Corp.	11,355
1,458	Southwestern Energy Co.(a)	9,404
51	Valero Energy Corp.	7,084
274	Williams Cos., Inc.	9,497
		501,217
	Passenger Airlines — 0.1%
437	Delta Air Lines, Inc.	17,104
	Personal Care Products — 0.0%
24	Estee Lauder Cos., Inc., Class A	3,168
	Pharmaceuticals — 1.5%
408	Bristol-Myers Squibb Co.	19,939
39	Eli Lilly & Co.	25,179
97	Jazz Pharmaceuticals PLC(a)	11,904
378	Johnson & Johnson	60,064
331	Merck & Co., Inc.	39,978
222	Novartis AG, ADR	22,970
450	Novo Nordisk AS, ADR	51,633
218	Perrigo Co. PLC	6,994
839	Pfizer, Inc.	22,720
670	Roche Holding AG, ADR	23,544
99	Zoetis, Inc.	18,593
		303,518
	Professional Services — 0.4%
32	Automatic Data Processing, Inc.	7,865
125	Equifax, Inc.	30,543
136	Exponent, Inc.	11,994
177	Korn Ferry	10,385
See accompanying notes to financial statements.
| 88

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2050 Fund (continued)
Shares	Description	Value (†)
	Professional Services — continued
71	Leidos Holdings, Inc.	$7,843
36	Paychex, Inc.	4,382
74	Paylocity Holding Corp.(a)	11,722
		84,734
	Real Estate Management & Development — 0.4%
809	CBRE Group, Inc., Class A(a)	69,825
91	Jones Lang LaSalle, Inc.(a)	16,112
		85,937
	Residential REITs — 0.1%
50	AvalonBay Communities, Inc.	8,950
76	Camden Property Trust	7,132
		16,082
	Retail REITs — 0.3%
1,331	Brixmor Property Group, Inc.	29,867
446	NNN REIT, Inc.	17,992
41	Simon Property Group, Inc.	5,683
		53,542
	Semiconductors & Semiconductor Equipment — 3.0%
95	Advanced Micro Devices, Inc.(a)	15,931
107	Analog Devices, Inc.	20,582
568	ARM Holdings PLC, ADR(a)	40,141
22	Broadcom, Inc.	25,960
645	Intel Corp.	27,787
194	Lattice Semiconductor Corp.(a)	11,807
103	Micron Technology, Inc.	8,832
477	NVIDIA Corp.	293,484
105	Onto Innovation, Inc.(a)	16,957
68	Qorvo, Inc.(a)	6,782
385	QUALCOMM, Inc.	57,176
72	Silicon Laboratories, Inc.(a)	8,882
126	Synaptics, Inc.(a)	13,458
122	Texas Instruments, Inc.	19,535
79	Universal Display Corp.	13,412
		580,726
	Software — 4.5%
26	Adobe, Inc.(a)	16,062
55	ANSYS, Inc.(a)	18,031
365	Autodesk, Inc.(a)	92,641
35	Cadence Design Systems, Inc.(a)	10,096
276	Dynatrace, Inc.(a)	15,732
18	Intuit, Inc.	11,364
106	Manhattan Associates, Inc.(a)	25,711
589	Microsoft Corp.	234,175
1,310	Oracle Corp.	146,327
23	Palo Alto Networks, Inc.(a)	7,786
52	PTC, Inc.(a)	9,394
74	Qualys, Inc.(a)	13,999
48	Roper Technologies, Inc.	25,776
493	Salesforce, Inc.(a)	138,577
21	ServiceNow, Inc.(a)	16,073
64	SPS Commerce, Inc.(a)	11,763
22	Synopsys, Inc.(a)	11,734
21	Tyler Technologies, Inc.(a)	8,878
221	Workday, Inc., Class A(a)	64,326
		878,445
	Specialized REITs — 0.1%
25	American Tower Corp.	4,891
48	Crown Castle, Inc.	5,196
Shares	Description	Value (†)
	Specialized REITs — continued
30	Digital Realty Trust, Inc.	$4,214
10	Equinix, Inc.	8,298
120	Weyerhaeuser Co.	3,932
		26,531
	Specialty Retail — 0.9%
43	Asbury Automotive Group, Inc.(a)	8,989
98	Burlington Stores, Inc.(a)	18,733
68	Dick's Sporting Goods, Inc.	10,137
69	Five Below, Inc.(a)	12,383
177	Floor & Decor Holdings, Inc., Class A(a)	17,799
96	Home Depot, Inc.	33,884
43	Lithia Motors, Inc.	12,678
58	Lowe's Cos., Inc.	12,345
54	Ross Stores, Inc.	7,575
242	TJX Cos., Inc.	22,968
71	Williams-Sonoma, Inc.	13,731
		171,222
	Technology Hardware, Storage & Peripherals — 0.7%
686	Apple, Inc.	126,498
246	Hewlett Packard Enterprise Co.	3,761
160	HP, Inc.	4,594
73	NetApp, Inc.	6,366
		141,219
	Textiles, Apparel & Luxury Goods — 0.5%
83	Crocs, Inc.(a)	8,423
36	Deckers Outdoor Corp.(a)	27,134
184	NIKE, Inc., Class B	18,681
126	PVH Corp.	15,153
2,201	Under Armour, Inc., Class A(a)	16,772
1,251	Under Armour, Inc., Class C(a)	9,257
		95,420
	Trading Companies & Distributors — 0.2%
90	GATX Corp.	11,038
57	Watsco, Inc.	22,286
		33,324
	Water Utilities — 0.1%
137	American States Water Co.	10,220
36	American Water Works Co., Inc.	4,465
305	Essential Utilities, Inc.	10,937
		25,622
	Total Common Stocks (Identified Cost $10,091,508)	11,330,451

Principal Amount
Bonds and Notes — 5.4%
	Apartment REITs — 0.0%
$4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,570
	Automotive — 0.1%
18,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	17,727
5,000	Lear Corp., 4.250%, 5/15/2029	4,828
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,510
		26,065
	Banking — 0.7%
11,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	10,517
See accompanying notes to financial statements.
89 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2050 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$6,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	$5,999
4,000	Bank of Nova Scotia, 3.400%, 2/11/2024	3,997
9,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	8,291
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,945
8,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	7,863
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	7,985
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,601
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	3,752
4,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	3,671
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,898
13,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	12,326
11,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	10,931
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,947
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,964
7,000	State Street Corp., 2.400%, 1/24/2030	6,247
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,169
9,000	Truist Bank, 3.200%, 4/01/2024	8,962
16,000	Westpac Banking Corp., 2.350%, 2/19/2025	15,577
		137,642
	Brokerage — 0.1%
11,000	BlackRock, Inc., 2.400%, 4/30/2030	9,713
13,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	9,018
		18,731
	Building Materials — 0.1%
7,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	6,471
12,000	Owens Corning, 3.950%, 8/15/2029	11,457
		17,928
	Chemicals — 0.1%
11,000	Ecolab, Inc., 2.125%, 2/01/2032	9,213
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,899
		11,112
	Consumer Products — 0.1%
15,000	Procter & Gamble Co., 3.000%, 3/25/2030	13,991
	Diversified Manufacturing — 0.1%
8,000	Eaton Corp., 4.150%, 3/15/2033	7,717
6,000	Emerson Electric Co., 2.000%, 12/21/2028	5,368
		13,085
	Electric — 0.3%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,534
8,000	Duke Energy Corp., 3.750%, 4/15/2024	7,967
9,000	Entergy Corp., 0.900%, 9/15/2025	8,427
12,000	Exelon Corp., 4.050%, 4/15/2030	11,445
9,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,691
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,867
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,292
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	7,764
		53,987
Principal Amount	Description	Value (†)
	Environmental — 0.1%
$6,000	Republic Services, Inc., 1.450%, 2/15/2031	$4,834
15,000	Waste Management, Inc., 2.950%, 6/01/2041	11,464
		16,298
	Finance Companies — 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,780
11,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	9,909
		15,689
	Food & Beverage — 0.2%
11,000	Coca-Cola Co., 1.450%, 6/01/2027	10,057
8,000	General Mills, Inc., 4.000%, 4/17/2025	7,901
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,609
13,000	PepsiCo, Inc., 2.750%, 3/19/2030	11,819
		33,386
	Government Owned - No Guarantee — 0.1%
9,000	Equinor ASA, 3.625%, 4/06/2040	7,708
14,000	Federal National Mortgage Association, 6.625%, 11/15/2030	16,073
		23,781
	Health Care REITs — 0.0%
8,000	Welltower OP LLC, 2.800%, 6/01/2031	6,922
	Health Insurance — 0.1%
7,000	Elevance Health, Inc., 4.101%, 3/01/2028	6,873
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,654
		14,527
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,958
6,000	CVS Health Corp., 4.300%, 3/25/2028	5,895
4,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	3,903
4,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	3,834
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,367
		21,957
	Integrated Energy — 0.1%
11,000	Exxon Mobil Corp., 2.992%, 3/19/2025	10,788
6,000	Shell International Finance BV, 6.375%, 12/15/2038	6,900
		17,688
	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,067
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,487
		8,554
	Media Entertainment — 0.0%
8,000	Netflix, Inc., 3.625%, 6/15/2025(b)	7,849
	Metals & Mining — 0.0%
6,000	Nucor Corp., 3.125%, 4/01/2032	5,361
	Mortgage Related — 1.3%
22,687	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	18,297
32,491	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	27,352
23,635	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(c)	20,697
22,063	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	20,086
1,853	Federal Home Loan Mortgage Corp., 4.000%, with various maturities in 2052	1,745
26,124	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2052(c)	21,112
See accompanying notes to financial statements.
| 90

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2050 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$33,307	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	$28,112
34,116	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	29,940
21,358	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	19,467
20,371	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	19,178
8,096	Federal National Mortgage Association, 4.500%, with various maturities from 2049 to 2053(c)	7,833
9,896	Government National Mortgage Association, 3.000%, with various maturities in 2052(c)	8,838
5,909	Government National Mortgage Association, 4.000%, 8/20/2053	5,612
4,934	Government National Mortgage Association, 5.000%, 7/20/2053	4,900
21,268	Government National Mortgage Association, 5.500%, 4/20/2053	21,406
		254,575
	Office REITs — 0.1%
14,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	13,675
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,728
		17,403
	Oil Field Services — 0.0%
7,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	6,670
	Other REITs — 0.0%
5,000	Prologis LP, 1.250%, 10/15/2030	4,039
	Pharmaceuticals — 0.2%
13,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	11,166
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,410
10,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	9,475
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,507
12,000	Viatris, Inc., 3.850%, 6/22/2040	9,083
		35,641
	Property & Casualty Insurance — 0.1%
5,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,478
5,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	4,293
		8,771
	Railroads — 0.1%
20,000	CSX Corp., 2.600%, 11/01/2026	19,045
	Restaurants — 0.0%
8,000	Starbucks Corp., 2.250%, 3/12/2030	6,979
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,675
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,904
		3,579
	Retailers — 0.1%
12,000	Amazon.com, Inc., 3.875%, 8/22/2037	11,055
10,000	TJX Cos., Inc., 1.150%, 5/15/2028	8,775
		19,830
	Technology — 0.3%
20,000	Apple, Inc., 2.500%, 2/09/2025	19,543
9,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	8,680
5,000	Intel Corp., 2.450%, 11/15/2029	4,475
9,000	International Business Machines Corp., 4.000%, 6/20/2042	7,831
Principal Amount	Description	Value (†)
	Technology — continued
$10,000	NVIDIA Corp., 2.850%, 4/01/2030	$9,186
8,000	Oracle Corp., 2.950%, 5/15/2025	7,788
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,217
		64,720
	Treasuries — 0.6%
16,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	8,329
10,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	7,509
8,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	5,878
23,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	18,062
19,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	15,432
11,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	8,765
18,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	14,300
13,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	13,094
34,000	U.S. Treasury Notes, 0.375%, 11/30/2025	31,689
		123,058
	Utility Other — 0.1%
14,000	Essential Utilities, Inc., 4.276%, 5/01/2049	11,660
	Wireless — 0.1%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	8,648
	Wirelines — 0.0%
6,000	AT&T, Inc., 3.650%, 6/01/2051	4,474
	Total Bonds and Notes (Identified Cost $1,100,931)	1,057,215

Shares
Exchange-Traded Funds — 8.4%
22,016	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,642,759)	1,656,704

Mutual Funds — 13.4%
76,647	WCM Focused Emerging Markets Fund, Institutional Class	974,952
71,378	WCM Focused International Growth Fund, Institutional Class	1,661,686
	Total Mutual Funds (Identified Cost $2,879,769)	2,636,638

Affiliated Mutual Funds — 11.2%
22,322	Loomis Sayles Inflation Protected Securities Fund, Class N	215,633
37,687	Mirova Global Green Bond Fund, Class N	319,957
140,947	Mirova International Sustainable Equity Fund, Class N	1,670,222
	Total Affiliated Mutual Funds (Identified Cost $2,363,317)	2,205,812
See accompanying notes to financial statements.
91 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2050 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.6%
$718,394	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2024 at 3.500% to be repurchased at $718,463 on 2/01/2024 collateralized by $734,300 U.S. Treasury Note, 4.000% due 1/31/2031 valued at $733,038 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $718,394)	$718,394
	Total Investments — 99.7% (Identified Cost $18,796,678)	19,605,214
	Other assets less liabilities — 0.3%	49,837
	Net Assets — 100.0%	$19,655,051

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of
Rule 144A holdings amounted to $20,281 or 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation, Federal National Mortgage
Association and Government National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of
Investments.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2024
Equity	88.0%
Fixed Income	8.1
Short-Term Investments	3.6
Total Investments	99.7
Other assets less liabilities	0.3
Net Assets	100.0%
See accompanying notes to financial statements.
| 92

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 58.8% of Net Assets
	Aerospace & Defense — 1.2%
213	AAR Corp.(a)	$12,955
537	Boeing Co.(a)	113,328
40	L3Harris Technologies, Inc.	8,337
38	Lockheed Martin Corp.	16,317
87	Moog, Inc., Class A	12,163
13	Northrop Grumman Corp.	5,808
133	RTX Corp.	12,119
		181,027
	Air Freight & Logistics — 0.4%
286	Expeditors International of Washington, Inc.	36,130
31	FedEx Corp.	7,480
171	GXO Logistics, Inc.(a)	9,299
83	United Parcel Service, Inc., Class B	11,778
		64,687
	Automobile Components — 0.7%
42	Aptiv PLC(a)	3,416
911	BorgWarner, Inc.	30,883
570	Dana, Inc.	7,729
573	Magna International, Inc.	32,575
665	Mobileye Global, Inc., Class A(a)	17,197
144	Phinia, Inc.	4,355
76	Visteon Corp.(a)	8,762
		104,917
	Automobiles — 1.1%
1,803	General Motors Co.	69,956
508	Tesla, Inc.(a)	95,143
83	Thor Industries, Inc.	9,381
		174,480
	Banks — 3.0%
354	Ameris Bancorp	17,572
1,182	Banc of California, Inc.	16,288
2,014	Bank of America Corp.	68,496
1,000	Citigroup, Inc.	56,170
134	Citizens Financial Group, Inc.	4,382
201	East West Bancorp, Inc.	14,635
23	First Citizens BancShares, Inc., Class A	34,730
645	First Financial Bancorp	14,461
1,648	FNB Corp.	21,721
1,062	Fulton Financial Corp.	16,556
359	International Bancshares Corp.	18,977
327	JPMorgan Chase & Co.	57,016
100	PNC Financial Services Group, Inc.	15,121
170	Regions Financial Corp.	3,174
1,097	Truist Financial Corp.	40,655
338	Webster Financial Corp.	16,724
1,240	Wells Fargo & Co.	62,223
		478,901
	Beverages — 0.9%
62	Boston Beer Co., Inc., Class A(a)	21,655
217	Coca-Cola Co.	12,909
178	Keurig Dr Pepper, Inc.	5,596
1,460	Monster Beverage Corp.(a)	80,329
141	PepsiCo, Inc.	23,763
		144,252
	Biotechnology — 1.5%
145	AbbVie, Inc.	23,838
257	Alnylam Pharmaceuticals, Inc.(a)	44,438
Shares	Description	Value (†)
	Biotechnology — continued
40	Amgen, Inc.	$12,570
16	Biogen, Inc.(a)	3,947
291	CRISPR Therapeutics AG(a)	18,318
160	Cytokinetics, Inc.(a)	12,501
208	Gilead Sciences, Inc.	16,278
173	Halozyme Therapeutics, Inc.(a)	5,856
69	Incyte Corp.(a)	4,055
101	Neurocrine Biosciences, Inc.(a)	14,117
65	Regeneron Pharmaceuticals, Inc.(a)	61,281
31	United Therapeutics Corp.(a)	6,658
13	Vertex Pharmaceuticals, Inc.(a)	5,634
		229,491
	Broadline Retail — 1.8%
235	Alibaba Group Holding Ltd., ADR	16,960
1,507	Amazon.com, Inc.(a)	233,886
650	eBay, Inc.	26,696
		277,542
	Building Products — 0.9%
46	Carlisle Cos., Inc.	14,456
96	Carrier Global Corp.	5,252
446	Fortune Brands Innovations, Inc.	34,605
36	Lennox International, Inc.	15,414
619	Masco Corp.	41,652
135	Owens Corning	20,457
115	Trex Co., Inc.(a)	9,370
		141,206
	Capital Markets — 3.7%
962	Bank of New York Mellon Corp.	53,353
46	BlackRock, Inc.	35,618
68	Cboe Global Markets, Inc.	12,502
879	Charles Schwab Corp.	55,307
91	CME Group, Inc.	18,731
71	FactSet Research Systems, Inc.	33,790
115	Goldman Sachs Group, Inc.	44,161
608	Intercontinental Exchange, Inc.	77,417
281	Janus Henderson Group PLC	8,082
687	KKR & Co., Inc.	59,480
52	Moody's Corp.	20,386
94	Morgan Stanley	8,201
59	MSCI, Inc.	35,319
35	Northern Trust Corp.	2,787
48	S&P Global, Inc.	21,521
445	SEI Investments Co.	28,142
614	State Street Corp.	45,356
30	T. Rowe Price Group, Inc.	3,253
57	Virtus Investment Partners, Inc.	13,458
		576,864
	Chemicals — 1.0%
13	Air Products & Chemicals, Inc.	3,324
175	Celanese Corp.	25,601
793	Corteva, Inc.	36,066
46	DuPont de Nemours, Inc.	2,843
64	Ecolab, Inc.	12,686
158	HB Fuller Co.	11,972
113	Innospec, Inc.	13,120
56	Linde PLC	22,670
130	Minerals Technologies, Inc.	8,495
See accompanying notes to financial statements.
93 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2055 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
20	Sherwin-Williams Co.	$6,088
75	Stepan Co.	6,695
		149,560
	Commercial Services & Supplies — 0.1%
81	MSA Safety, Inc.	13,367
27	Waste Management, Inc.	5,012
		18,379
	Communications Equipment — 0.3%
194	Ciena Corp.(a)	10,282
423	Cisco Systems, Inc.	21,226
56	F5, Inc.(a)	10,287
19	Motorola Solutions, Inc.	6,071
		47,866
	Construction & Engineering — 0.2%
274	AECOM	24,164
	Construction Materials — 0.2%
29	Martin Marietta Materials, Inc.	14,744
67	Vulcan Materials Co.	15,143
		29,887
	Consumer Finance — 1.4%
1,967	Ally Financial, Inc.	72,150
365	American Express Co.	73,270
550	Capital One Financial Corp.	74,426
99	Synchrony Financial	3,848
		223,694
	Consumer Staples Distribution & Retail — 1.1%
160	BJ's Wholesale Club Holdings, Inc.(a)	10,294
37	Casey's General Stores, Inc.	10,040
38	Costco Wholesale Corp.	26,406
1,777	Kroger Co.	81,991
265	Sprouts Farmers Market, Inc.(a)	13,348
34	Target Corp.	4,729
176	Walmart, Inc.	29,084
		175,892
	Containers & Packaging — 0.2%
36	Ball Corp.	1,996
162	Crown Holdings, Inc.	14,337
259	Sonoco Products Co.	14,737
		31,070
	Distributors — 0.0%
36	Genuine Parts Co.	5,048
	Diversified Consumer Services — 0.2%
95	Grand Canyon Education, Inc.(a)	12,406
196	Service Corp. International	13,156
		25,562
	Diversified REITs — 0.1%
469	American Assets Trust, Inc.	10,520
	Diversified Telecommunication Services — 0.3%
926	AT&T, Inc.	16,381
147	Iridium Communications, Inc.	5,330
640	Verizon Communications, Inc.	27,104
		48,815
	Electric Utilities — 0.4%
195	American Electric Power Co., Inc.	15,237
231	Evergy, Inc.	11,728
173	Eversource Energy	9,380
Shares	Description	Value (†)
	Electric Utilities — continued
118	Exelon Corp.	$4,108
137	FirstEnergy Corp.	5,025
108	IDACORP, Inc.	9,999
		55,477
	Electrical Equipment — 0.4%
91	Eaton Corp. PLC	22,393
136	Emerson Electric Co.	12,475
241	nVent Electric PLC	14,470
88	Regal Rexnord Corp.	11,745
		61,083
	Electronic Equipment, Instruments & Components — 0.7%
123	Advanced Energy Industries, Inc.	12,814
115	Amphenol Corp., Class A	11,626
257	Avnet, Inc.	11,642
200	Cognex Corp.	7,228
60	Corning, Inc.	1,949
660	Knowles Corp.(a)	10,765
41	Littelfuse, Inc.	9,918
216	TE Connectivity Ltd.	30,713
14	Teledyne Technologies, Inc.(a)	5,859
14	Zebra Technologies Corp., Class A(a)	3,354
		105,868
	Energy Equipment & Services — 0.2%
349	ChampionX Corp.	9,566
736	NOV, Inc.	14,359
174	Schlumberger NV	8,474
		32,399
	Entertainment — 1.7%
66	Electronic Arts, Inc.	9,080
203	Netflix, Inc.(a)	114,514
34	Take-Two Interactive Software, Inc.(a)	5,608
1,080	Walt Disney Co.	103,734
3,234	Warner Bros Discovery, Inc.(a)	32,405
		265,341
	Financial Services — 2.2%
342	Block, Inc.(a)	22,233
415	Fiserv, Inc.(a)	58,876
250	Global Payments, Inc.	33,307
25	Jack Henry & Associates, Inc.	4,146
51	Mastercard, Inc., Class A	22,911
1,043	MGIC Investment Corp.	20,693
428	PayPal Holdings, Inc.(a)	26,258
486	Visa, Inc., Class A	132,804
245	Voya Financial, Inc.	17,731
56	WEX, Inc.(a)	11,446
		350,405
	Food Products — 0.7%
125	Campbell Soup Co.	5,579
205	Conagra Brands, Inc.	5,976
142	Darling Ingredients, Inc.(a)	6,148
235	General Mills, Inc.	15,254
35	Hershey Co.	6,774
203	Hormel Foods Corp.	6,165
107	Ingredion, Inc.	11,510
38	J M Smucker Co.	4,999
156	Kellanova	8,542
482	Kraft Heinz Co.	17,897
See accompanying notes to financial statements.
| 94

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2055 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
94	McCormick & Co., Inc.	$6,407
271	Mondelez International, Inc., Class A	20,398
		115,649
	Gas Utilities — 0.2%
87	Atmos Energy Corp.	9,913
295	New Jersey Resources Corp.	12,045
118	ONE Gas, Inc.	7,241
		29,199
	Ground Transportation — 0.5%
338	CSX Corp.	12,067
28	JB Hunt Transport Services, Inc.	5,627
51	Norfolk Southern Corp.	11,997
75	Ryder System, Inc.	8,518
31	Saia, Inc.(a)	13,968
76	Uber Technologies, Inc.(a)	4,960
33	Union Pacific Corp.	8,050
130	XPO, Inc.(a)	11,107
		76,294
	Health Care Equipment & Supplies — 1.2%
198	Abbott Laboratories	22,404
13	Align Technology, Inc.(a)	3,475
633	Baxter International, Inc.	24,491
49	Becton Dickinson & Co.	11,702
60	Edwards Lifesciences Corp.(a)	4,708
28	GE HealthCare Technologies, Inc.	2,054
109	Globus Medical, Inc., Class A(a)	5,754
83	Haemonetics Corp.(a)	6,346
98	Intuitive Surgical, Inc.(a)	37,066
131	LeMaitre Vascular, Inc.	7,603
178	Medtronic PLC	15,582
224	Merit Medical Systems, Inc.(a)	17,539
43	Penumbra, Inc.(a)	10,844
34	Shockwave Medical, Inc.(a)	7,693
25	Stryker Corp.	8,387
		185,648
	Health Care Providers & Services — 1.7%
164	Acadia Healthcare Co., Inc.(a)	13,471
80	Cardinal Health, Inc.	8,735
679	Centene Corp.(a)	51,136
27	Chemed Corp.	16,005
52	Cigna Group	15,649
467	CVS Health Corp.	34,731
37	Elevance Health, Inc.	18,257
121	HCA Healthcare, Inc.	36,893
75	Henry Schein, Inc.(a)	5,613
8	Humana, Inc.	3,024
22	Laboratory Corp. of America Holdings	4,891
12	McKesson Corp.	5,999
278	Select Medical Holdings Corp.	7,225
75	UnitedHealth Group, Inc.	38,381
		260,010
	Health Care REITs — 0.1%
759	Physicians Realty Trust	9,290
	Health Care Technology — 0.4%
1,086	Doximity, Inc., Class A(a)	29,268
194	Veeva Systems, Inc., Class A(a)	40,237
		69,505
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
161	Host Hotels & Resorts, Inc.	$3,094
	Hotels, Restaurants & Leisure — 1.2%
323	Aramark	9,393
4	Booking Holdings, Inc.(a)	14,030
3	Chipotle Mexican Grill, Inc.(a)	7,226
102	Hilton Worldwide Holdings, Inc.	19,478
119	Marriott Vacations Worldwide Corp.	9,983
74	McDonald's Corp.	21,661
508	Starbucks Corp.	47,259
269	Travel & Leisure Co.	10,873
44	Wingstop, Inc.	12,369
482	Yum China Holdings, Inc.	16,672
203	Yum! Brands, Inc.	26,287
		195,231
	Household Durables — 0.4%
259	KB Home	15,434
102	Meritage Homes Corp.	16,892
94	PulteGroup, Inc.	9,829
333	Taylor Morrison Home Corp.(a)	17,362
		59,517
	Household Products — 0.5%
161	Church & Dwight Co., Inc.	16,076
64	Colgate-Palmolive Co.	5,389
392	Energizer Holdings, Inc.	12,395
296	Procter & Gamble Co.	46,513
		80,373
	Independent Power & Renewable Electricity Producers — 0.0%
379	AES Corp.	6,322
	Industrial Conglomerates — 0.4%
42	3M Co.	3,963
213	General Electric Co.	28,205
118	Honeywell International, Inc.	23,867
		56,035
	Industrial REITs — 0.2%
77	Prologis, Inc.	9,755
365	Rexford Industrial Realty, Inc.	19,196
		28,951
	Insurance — 2.0%
33	Allstate Corp.	5,123
829	American International Group, Inc.	57,624
114	Arch Capital Group Ltd.(a)	9,397
67	Arthur J Gallagher & Co.	15,555
34	Assurant, Inc.	5,710
290	Assured Guaranty Ltd.	23,528
53	Chubb Ltd.	12,985
189	First American Financial Corp.	11,406
112	Hanover Insurance Group, Inc.	14,785
120	Hartford Financial Services Group, Inc.	10,435
50	Marsh & McLennan Cos., Inc.	9,692
90	Prudential Financial, Inc.	9,444
225	Reinsurance Group of America, Inc.	39,125
161	Selective Insurance Group, Inc.	16,883
87	Travelers Cos., Inc.	18,388
224	Willis Towers Watson PLC	55,171
		315,251
	Interactive Media & Services — 3.1%
774	Alphabet, Inc., Class A(a)	108,437
1,097	Alphabet, Inc., Class C(a)	155,555
See accompanying notes to financial statements.
95 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2055 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
533	Meta Platforms, Inc., Class A(a)	$207,945
305	Yelp, Inc.(a)	13,338
312	ZoomInfo Technologies, Inc.(a)	5,004
		490,279
	IT Services — 0.7%
61	Accenture PLC, Class A	22,197
165	Cognizant Technology Solutions Corp., Class A	12,725
174	GoDaddy, Inc., Class A(a)	18,559
131	International Business Machines Corp.	24,059
470	Shopify, Inc., Class A(a)	37,633
		115,173
	Leisure Products — 0.1%
574	Mattel, Inc.(a)	10,269
129	YETI Holdings, Inc.(a)	5,672
		15,941
	Life Sciences Tools & Services — 1.0%
34	Agilent Technologies, Inc.	4,423
134	Danaher Corp.	32,148
210	Illumina, Inc.(a)	30,032
248	IQVIA Holdings, Inc.(a)	51,641
61	Repligen Corp.(a)	11,554
39	Thermo Fisher Scientific, Inc.	21,020
		150,818
	Machinery — 1.1%
83	AGCO Corp.	10,153
28	Caterpillar, Inc.	8,409
47	Chart Industries, Inc.(a)	5,486
11	Cummins, Inc.	2,632
37	Deere & Co.	14,563
70	Dover Corp.	10,485
97	Fortive Corp.	7,583
257	Graco, Inc.	21,922
23	Illinois Tool Works, Inc.	6,001
180	ITT, Inc.	21,740
109	Oshkosh Corp.	12,001
24	Parker-Hannifin Corp.	11,148
128	SPX Technologies, Inc.(a)	12,882
182	Terex Corp.	11,180
157	Toro Co.	14,519
		170,704
	Media — 0.9%
111	Charter Communications, Inc., Class A(a)	41,149
1,281	Comcast Corp., Class A	59,618
353	Interpublic Group of Cos., Inc.	11,645
246	Liberty Broadband Corp., Class C(a)	19,299
156	Omnicom Group, Inc.	14,099
		145,810
	Metals & Mining — 0.4%
359	Alcoa Corp.	10,680
621	Cleveland-Cliffs, Inc.(a)	12,451
174	Commercial Metals Co.	9,086
72	Newmont Corp.	2,485
56	Reliance Steel & Aluminum Co.	15,983
226	U.S. Steel Corp.	10,627
		61,312
Shares	Description	Value (†)
	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
1,301	Annaly Capital Management, Inc.	$24,966
502	KKR Real Estate Finance Trust, Inc.	6,145
		31,111
	Multi-Utilities — 0.1%
127	Consolidated Edison, Inc.	11,545
48	DTE Energy Co.	5,060
33	WEC Energy Group, Inc.	2,665
		19,270
	Office REITs — 0.3%
645	COPT Defense Properties	15,196
436	Douglas Emmett, Inc.	5,908
582	Easterly Government Properties, Inc.	7,147
548	Highwoods Properties, Inc.	12,588
394	Kilroy Realty Corp.	14,089
		54,928
	Oil, Gas & Consumable Fuels — 2.6%
910	Antero Midstream Corp.	11,138
234	Antero Resources Corp.(a)	5,228
1,413	APA Corp.	44,269
207	Chevron Corp.	30,518
401	CNX Resources Corp.(a)	8,100
593	ConocoPhillips	66,339
164	Devon Energy Corp.	6,891
458	EOG Resources, Inc.	52,116
449	Exxon Mobil Corp.	46,162
40	Hess Corp.	5,621
183	HF Sinclair Corp.	10,338
580	Kinder Morgan, Inc.	9,814
101	ONEOK, Inc.	6,893
284	Ovintiv, Inc.	12,047
420	Phillips 66	60,610
318	Range Resources Corp.	9,235
1,154	Southwestern Energy Co.(a)	7,443
42	Valero Energy Corp.	5,834
203	Williams Cos., Inc.	7,036
		405,632
	Passenger Airlines — 0.1%
355	Delta Air Lines, Inc.	13,895
	Personal Care Products — 0.0%
20	Estee Lauder Cos., Inc., Class A	2,640
	Pharmaceuticals — 1.6%
334	Bristol-Myers Squibb Co.	16,323
31	Eli Lilly & Co.	20,014
76	Jazz Pharmaceuticals PLC(a)	9,327
309	Johnson & Johnson	49,100
267	Merck & Co., Inc.	32,248
181	Novartis AG, ADR	18,728
367	Novo Nordisk AS, ADR	42,109
172	Perrigo Co. PLC	5,518
667	Pfizer, Inc.	18,062
547	Roche Holding AG, ADR	19,222
82	Zoetis, Inc.	15,400
		246,051
	Professional Services — 0.4%
26	Automatic Data Processing, Inc.	6,390
102	Equifax, Inc.	24,923
111	Exponent, Inc.	9,789
143	Korn Ferry	8,390
See accompanying notes to financial statements.
| 96

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2055 Fund (continued)
Shares	Description	Value (†)
	Professional Services — continued
54	Leidos Holdings, Inc.	$5,965
29	Paychex, Inc.	3,530
58	Paylocity Holding Corp.(a)	9,188
		68,175
	Real Estate Management & Development — 0.4%
663	CBRE Group, Inc., Class A(a)	57,224
75	Jones Lang LaSalle, Inc.(a)	13,279
		70,503
	Residential REITs — 0.1%
38	AvalonBay Communities, Inc.	6,802
57	Camden Property Trust	5,349
		12,151
	Retail REITs — 0.3%
1,082	Brixmor Property Group, Inc.	24,280
362	NNN REIT, Inc.	14,603
36	Simon Property Group, Inc.	4,990
		43,873
	Semiconductors & Semiconductor Equipment — 3.0%
74	Advanced Micro Devices, Inc.(a)	12,409
88	Analog Devices, Inc.	16,928
463	ARM Holdings PLC, ADR(a)	32,720
18	Broadcom, Inc.	21,240
534	Intel Corp.	23,005
160	Lattice Semiconductor Corp.(a)	9,738
82	Micron Technology, Inc.	7,032
387	NVIDIA Corp.	238,109
83	Onto Innovation, Inc.(a)	13,404
50	Qorvo, Inc.(a)	4,987
310	QUALCOMM, Inc.	46,038
60	Silicon Laboratories, Inc.(a)	7,402
103	Synaptics, Inc.(a)	11,001
102	Texas Instruments, Inc.	16,332
64	Universal Display Corp.	10,865
		471,210
	Software — 4.5%
21	Adobe, Inc.(a)	12,973
43	ANSYS, Inc.(a)	14,097
297	Autodesk, Inc.(a)	75,381
29	Cadence Design Systems, Inc.(a)	8,365
226	Dynatrace, Inc.(a)	12,882
14	Intuit, Inc.	8,839
85	Manhattan Associates, Inc.(a)	20,618
479	Microsoft Corp.	190,441
1,068	Oracle Corp.	119,296
18	Palo Alto Networks, Inc.(a)	6,093
42	PTC, Inc.(a)	7,587
61	Qualys, Inc.(a)	11,539
39	Roper Technologies, Inc.	20,943
400	Salesforce, Inc.(a)	112,436
17	ServiceNow, Inc.(a)	13,012
50	SPS Commerce, Inc.(a)	9,190
17	Synopsys, Inc.(a)	9,067
17	Tyler Technologies, Inc.(a)	7,187
180	Workday, Inc., Class A(a)	52,393
		712,339
	Specialized REITs — 0.1%
18	American Tower Corp.	3,522
37	Crown Castle, Inc.	4,005
Shares	Description	Value (†)
	Specialized REITs — continued
23	Digital Realty Trust, Inc.	$3,231
8	Equinix, Inc.	6,638
103	Weyerhaeuser Co.	3,375
		20,771
	Specialty Retail — 0.9%
35	Asbury Automotive Group, Inc.(a)	7,317
81	Burlington Stores, Inc.(a)	15,483
56	Dick's Sporting Goods, Inc.	8,348
56	Five Below, Inc.(a)	10,050
143	Floor & Decor Holdings, Inc., Class A(a)	14,380
80	Home Depot, Inc.	28,237
34	Lithia Motors, Inc.	10,025
46	Lowe's Cos., Inc.	9,791
42	Ross Stores, Inc.	5,892
198	TJX Cos., Inc.	18,792
57	Williams-Sonoma, Inc.	11,023
		139,338
	Technology Hardware, Storage & Peripherals — 0.7%
558	Apple, Inc.	102,895
203	Hewlett Packard Enterprise Co.	3,104
131	HP, Inc.	3,761
59	NetApp, Inc.	5,145
		114,905
	Textiles, Apparel & Luxury Goods — 0.5%
65	Crocs, Inc.(a)	6,596
29	Deckers Outdoor Corp.(a)	21,858
150	NIKE, Inc., Class B	15,230
104	PVH Corp.	12,507
1,794	Under Armour, Inc., Class A(a)	13,670
990	Under Armour, Inc., Class C(a)	7,326
		77,187
	Trading Companies & Distributors — 0.2%
73	GATX Corp.	8,954
47	Watsco, Inc.	18,376
		27,330
	Water Utilities — 0.1%
112	American States Water Co.	8,355
30	American Water Works Co., Inc.	3,721
248	Essential Utilities, Inc.	8,893
		20,969
	Total Common Stocks (Identified Cost $8,238,710)	9,227,081

Principal Amount
Bonds and Notes — 4.1%
	Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,785
	Automotive — 0.1%
7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	6,894
4,000	Lear Corp., 4.250%, 5/15/2029	3,862
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,510
		14,266
	Banking — 0.6%
7,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	6,693
See accompanying notes to financial statements.
97 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2055 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$4,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	$4,000
4,000	Bank of Nova Scotia, 3.400%, 2/11/2024	3,997
7,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	6,449
6,000	Citigroup, Inc., 4.600%, 3/09/2026	5,953
5,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	4,914
5,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,990
6,000	KeyCorp, MTN, 2.550%, 10/01/2029	5,160
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	2,814
4,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	3,671
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,898
7,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	6,637
7,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	6,956
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,947
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,982
4,000	State Street Corp., 2.400%, 1/24/2030	3,570
4,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	3,335
6,000	Truist Bank, 3.200%, 4/01/2024	5,975
7,000	Westpac Banking Corp., 2.350%, 2/19/2025	6,815
		91,756
	Brokerage — 0.1%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	4,415
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,549
		9,964
	Building Materials — 0.1%
6,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	5,547
7,000	Owens Corning, 3.950%, 8/15/2029	6,683
		12,230
	Chemicals — 0.1%
9,000	Ecolab, Inc., 2.125%, 2/01/2032	7,538
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,899
		9,437
	Consumer Products — 0.1%
9,000	Procter & Gamble Co., 3.000%, 3/25/2030	8,395
	Diversified Manufacturing — 0.1%
8,000	Eaton Corp., 4.150%, 3/15/2033	7,717
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,684
		10,401
	Electric — 0.2%
3,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	2,720
5,000	Duke Energy Corp., 3.750%, 4/15/2024	4,979
7,000	Entergy Corp., 0.900%, 9/15/2025	6,555
6,000	Exelon Corp., 4.050%, 4/15/2030	5,723
6,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,127
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,911
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,469
5,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	4,853
		34,337
Principal Amount	Description	Value (†)
	Environmental — 0.1%
$6,000	Republic Services, Inc., 1.450%, 2/15/2031	$4,834
6,000	Waste Management, Inc., 2.950%, 6/01/2041	4,586
		9,420
	Finance Companies — 0.1%
5,000	Ares Capital Corp., 3.250%, 7/15/2025	4,816
4,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	3,604
		8,420
	Food & Beverage — 0.1%
7,000	Coca-Cola Co., 1.450%, 6/01/2027	6,399
5,000	General Mills, Inc., 4.000%, 4/17/2025	4,938
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,805
7,000	PepsiCo, Inc., 2.750%, 3/19/2030	6,364
		19,506
	Government Owned - No Guarantee — 0.1%
4,000	Equinor ASA, 3.625%, 4/06/2040	3,426
9,000	Federal National Mortgage Association, 6.625%, 11/15/2030	10,332
		13,758
	Health Care REITs — 0.0%
6,000	Welltower OP LLC, 2.800%, 6/01/2031	5,192
	Health Insurance — 0.1%
5,000	Elevance Health, Inc., 4.101%, 3/01/2028	4,909
4,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	4,374
		9,283
	Healthcare — 0.1%
2,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	1,972
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,965
3,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	2,927
3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,876
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	3,578
		13,318
	Integrated Energy — 0.1%
6,000	Exxon Mobil Corp., 2.992%, 3/19/2025	5,884
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,750
		11,634
	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,067
5,000	Manulife Financial Corp., 3.703%, 3/16/2032	4,633
		6,700
	Media Entertainment — 0.0%
4,000	Netflix, Inc., 3.625%, 6/15/2025(b)	3,924
	Metals & Mining — 0.0%
6,000	Nucor Corp., 3.125%, 4/01/2032	5,361
	Mortgage Related — 0.6%
12,624	Federal Home Loan Mortgage Corp., 2.500%, with various maturities in 2052(c)	10,628
8,003	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	7,008
10,175	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	9,262
2,787	Federal Home Loan Mortgage Corp., 4.000%, with various maturities in 2052(c)	2,623
12,786	Federal National Mortgage Association, 2.000%, with various maturities in 2051(c)	10,341
7,038	Federal National Mortgage Association, 2.500%, with various maturities in 2051(c)	5,951
See accompanying notes to financial statements.
| 98

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2055 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$18,311	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	$16,122
6,041	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	5,519
14,941	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	14,070
3,290	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2053(c)	3,188
3,590	Government National Mortgage Association, 3.000%, with various maturities in 2052(c)	3,207
985	Government National Mortgage Association, 4.000%, 8/20/2053	935
2,960	Government National Mortgage Association, 5.000%, 7/20/2053	2,940
6,767	Government National Mortgage Association, 5.500%, 4/20/2053	6,811
		98,605
	Office REITs — 0.1%
7,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	6,837
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,797
		9,634
	Oil Field Services — 0.0%
4,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	3,811
	Other REITs — 0.0%
4,000	Prologis LP, 1.250%, 10/15/2030	3,232
	Pharmaceuticals — 0.1%
9,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	7,731
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,705
4,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	3,790
2,000	Merck & Co., Inc., 1.450%, 6/24/2030	1,671
6,000	Viatris, Inc., 3.850%, 6/22/2040	4,541
		19,438
	Property & Casualty Insurance — 0.1%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,791
7,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	6,010
		7,801
	Railroads — 0.0%
7,000	CSX Corp., 2.600%, 11/01/2026	6,666
	Restaurants — 0.0%
5,000	Starbucks Corp., 2.250%, 3/12/2030	4,362
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,675
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,904
		3,579
	Retailers — 0.1%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,606
7,000	TJX Cos., Inc., 1.150%, 5/15/2028	6,142
4,000	Walmart, Inc., 4.100%, 4/15/2033	3,911
		14,659
	Technology — 0.2%
8,000	Apple, Inc., 2.500%, 2/09/2025	7,818
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,858
4,000	Intel Corp., 2.450%, 11/15/2029	3,580
6,000	International Business Machines Corp., 4.000%, 6/20/2042	5,220
6,000	NVIDIA Corp., 2.850%, 4/01/2030	5,511
Principal Amount	Description	Value (†)
	Technology — continued
$5,000	Oracle Corp., 2.950%, 5/15/2025	$4,868
8,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,415
		37,270
	Treasuries — 0.8%
10,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	5,206
26,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	19,524
6,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	4,408
13,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	10,209
12,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	9,747
9,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	7,171
11,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	8,739
10,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	10,072
45,000	U.S. Treasury Notes, 0.375%, 11/30/2025	41,942
		117,018
	Utility Other — 0.0%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,997
	Wireless — 0.0%
5,000	Vodafone Group PLC, 6.150%, 2/27/2037	5,405
	Wirelines — 0.0%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,983
	Total Bonds and Notes (Identified Cost $650,636)	638,547

Shares
Exchange-Traded Funds — 9.1%
19,003	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,424,067)	1,429,976

Mutual Funds — 14.5%
66,991	WCM Focused Emerging Markets Fund, Institutional Class	852,121
61,146	WCM Focused International Growth Fund, Institutional Class	1,423,481
	Total Mutual Funds (Identified Cost $2,486,311)	2,275,602

Affiliated Mutual Funds — 10.6%
1,109	Loomis Sayles Inflation Protected Securities Fund, Class N	10,716
28,044	Mirova Global Green Bond Fund, Class N	238,092
119,472	Mirova International Sustainable Equity Fund, Class N	1,415,746
	Total Affiliated Mutual Funds (Identified Cost $1,789,235)	1,664,554
See accompanying notes to financial statements.
99 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2055 Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.4%
$538,156	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2024 at 3.500% to be repurchased at $538,209 on 2/01/2024 collateralized by $550,200 U.S. Treasury Note, 4.000% due 1/31/2031 valued at $549,254 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $538,156)	$538,156
	Total Investments — 100.5% (Identified Cost $15,127,115)	15,773,916
	Other assets less liabilities — (0.5)%	(73,262)
	Net Assets — 100.0%	$15,700,654

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of
Rule 144A holdings amounted to $10,596 or 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2024
Equity	91.4%
Fixed Income	5.7
Short-Term Investments	3.4
Total Investments	100.5
Other assets less liabilities	(0.5)
Net Assets	100.0%
See accompanying notes to financial statements.
| 100

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 58.9% of Net Assets
	Aerospace & Defense — 1.2%
173	AAR Corp.(a)	$10,522
438	Boeing Co.(a)	92,435
33	L3Harris Technologies, Inc.	6,878
30	Lockheed Martin Corp.	12,882
71	Moog, Inc., Class A	9,926
11	Northrop Grumman Corp.	4,914
106	RTX Corp.	9,659
		147,216
	Air Freight & Logistics — 0.4%
233	Expeditors International of Washington, Inc.	29,435
24	FedEx Corp.	5,791
138	GXO Logistics, Inc.(a)	7,504
70	United Parcel Service, Inc., Class B	9,933
		52,663
	Automobile Components — 0.7%
31	Aptiv PLC(a)	2,521
719	BorgWarner, Inc.	24,374
480	Dana, Inc.	6,509
452	Magna International, Inc.	25,696
545	Mobileye Global, Inc., Class A(a)	14,094
120	Phinia, Inc.	3,629
64	Visteon Corp.(a)	7,378
		84,201
	Automobiles — 1.1%
1,430	General Motors Co.	55,484
414	Tesla, Inc.(a)	77,538
67	Thor Industries, Inc.	7,572
		140,594
	Banks — 3.0%
291	Ameris Bancorp	14,445
969	Banc of California, Inc.	13,353
1,600	Bank of America Corp.	54,416
786	Citigroup, Inc.	44,149
103	Citizens Financial Group, Inc.	3,368
165	East West Bancorp, Inc.	12,013
18	First Citizens BancShares, Inc., Class A	27,180
526	First Financial Bancorp	11,793
1,332	FNB Corp.	17,556
871	Fulton Financial Corp.	13,579
295	International Bancshares Corp.	15,594
264	JPMorgan Chase & Co.	46,031
80	PNC Financial Services Group, Inc.	12,097
128	Regions Financial Corp.	2,390
861	Truist Financial Corp.	31,909
277	Webster Financial Corp.	13,706
977	Wells Fargo & Co.	49,026
		382,605
	Beverages — 0.9%
51	Boston Beer Co., Inc., Class A(a)	17,813
174	Coca-Cola Co.	10,351
160	Keurig Dr Pepper, Inc.	5,030
1,196	Monster Beverage Corp.(a)	65,804
114	PepsiCo, Inc.	19,213
		118,211
	Biotechnology — 1.5%
118	AbbVie, Inc.	19,399
211	Alnylam Pharmaceuticals, Inc.(a)	36,484
Shares	Description	Value (†)
	Biotechnology — continued
31	Amgen, Inc.	$9,742
13	Biogen, Inc.(a)	3,207
239	CRISPR Therapeutics AG(a)	15,045
129	Cytokinetics, Inc.(a)	10,079
165	Gilead Sciences, Inc.	12,913
139	Halozyme Therapeutics, Inc.(a)	4,705
62	Incyte Corp.(a)	3,644
82	Neurocrine Biosciences, Inc.(a)	11,461
54	Regeneron Pharmaceuticals, Inc.(a)	50,910
25	United Therapeutics Corp.(a)	5,369
10	Vertex Pharmaceuticals, Inc.(a)	4,334
		187,292
	Broadline Retail — 1.8%
192	Alibaba Group Holding Ltd., ADR	13,857
1,217	Amazon.com, Inc.(a)	188,878
513	eBay, Inc.	21,069
		223,804
	Building Products — 0.9%
37	Carlisle Cos., Inc.	11,628
82	Carrier Global Corp.	4,486
351	Fortune Brands Innovations, Inc.	27,234
29	Lennox International, Inc.	12,417
488	Masco Corp.	32,837
109	Owens Corning	16,517
93	Trex Co., Inc.(a)	7,578
		112,697
	Capital Markets — 3.6%
763	Bank of New York Mellon Corp.	42,316
35	BlackRock, Inc.	27,101
55	Cboe Global Markets, Inc.	10,112
694	Charles Schwab Corp.	43,667
73	CME Group, Inc.	15,026
58	FactSet Research Systems, Inc.	27,603
92	Goldman Sachs Group, Inc.	35,329
484	Intercontinental Exchange, Inc.	61,628
237	Janus Henderson Group PLC	6,816
541	KKR & Co., Inc.	46,840
41	Moody's Corp.	16,074
77	Morgan Stanley	6,717
48	MSCI, Inc.	28,734
25	Northern Trust Corp.	1,991
40	S&P Global, Inc.	17,934
364	SEI Investments Co.	23,019
483	State Street Corp.	35,679
27	T. Rowe Price Group, Inc.	2,928
46	Virtus Investment Partners, Inc.	10,861
		460,375
	Chemicals — 0.9%
11	Air Products & Chemicals, Inc.	2,813
137	Celanese Corp.	20,042
624	Corteva, Inc.	28,379
39	DuPont de Nemours, Inc.	2,410
53	Ecolab, Inc.	10,506
128	HB Fuller Co.	9,699
92	Innospec, Inc.	10,682
44	Linde PLC	17,813
109	Minerals Technologies, Inc.	7,123
See accompanying notes to financial statements.
101 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2060 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
17	Sherwin-Williams Co.	$5,174
60	Stepan Co.	5,356
		119,997
	Commercial Services & Supplies — 0.1%
65	MSA Safety, Inc.	10,727
21	Waste Management, Inc.	3,898
		14,625
	Communications Equipment — 0.3%
156	Ciena Corp.(a)	8,268
333	Cisco Systems, Inc.	16,710
45	F5, Inc.(a)	8,266
16	Motorola Solutions, Inc.	5,112
		38,356
	Construction & Engineering — 0.2%
222	AECOM	19,578
	Construction Materials — 0.1%
18	Martin Marietta Materials, Inc.	9,152
44	Vulcan Materials Co.	9,944
		19,096
	Consumer Finance — 1.4%
1,553	Ally Financial, Inc.	56,964
287	American Express Co.	57,613
435	Capital One Financial Corp.	58,864
85	Synchrony Financial	3,304
		176,745
	Consumer Staples Distribution & Retail — 1.1%
129	BJ's Wholesale Club Holdings, Inc.(a)	8,300
30	Casey's General Stores, Inc.	8,141
32	Costco Wholesale Corp.	22,236
1,398	Kroger Co.	64,503
216	Sprouts Farmers Market, Inc.(a)	10,880
26	Target Corp.	3,616
143	Walmart, Inc.	23,631
		141,307
	Containers & Packaging — 0.2%
31	Ball Corp.	1,719
132	Crown Holdings, Inc.	11,682
213	Sonoco Products Co.	12,120
		25,521
	Distributors — 0.0%
31	Genuine Parts Co.	4,347
	Diversified Consumer Services — 0.2%
77	Grand Canyon Education, Inc.(a)	10,056
159	Service Corp. International	10,672
		20,728
	Diversified REITs — 0.1%
382	American Assets Trust, Inc.	8,568
	Diversified Telecommunication Services — 0.3%
767	AT&T, Inc.	13,568
117	Iridium Communications, Inc.	4,243
535	Verizon Communications, Inc.	22,657
		40,468
	Electric Utilities — 0.4%
159	American Electric Power Co., Inc.	12,424
194	Evergy, Inc.	9,849
134	Eversource Energy	7,266
Shares	Description	Value (†)
	Electric Utilities — continued
95	Exelon Corp.	$3,307
122	FirstEnergy Corp.	4,475
87	IDACORP, Inc.	8,055
		45,376
	Electrical Equipment — 0.4%
72	Eaton Corp. PLC	17,718
110	Emerson Electric Co.	10,090
197	nVent Electric PLC	11,828
72	Regal Rexnord Corp.	9,609
		49,245
	Electronic Equipment, Instruments & Components — 0.7%
100	Advanced Energy Industries, Inc.	10,418
93	Amphenol Corp., Class A	9,402
209	Avnet, Inc.	9,468
169	Cognex Corp.	6,108
42	Corning, Inc.	1,364
532	Knowles Corp.(a)	8,677
33	Littelfuse, Inc.	7,983
173	TE Connectivity Ltd.	24,599
12	Teledyne Technologies, Inc.(a)	5,022
12	Zebra Technologies Corp., Class A(a)	2,874
		85,915
	Energy Equipment & Services — 0.2%
281	ChampionX Corp.	7,702
603	NOV, Inc.	11,765
140	Schlumberger NV	6,818
		26,285
	Entertainment — 1.7%
54	Electronic Arts, Inc.	7,429
167	Netflix, Inc.(a)	94,206
28	Take-Two Interactive Software, Inc.(a)	4,618
856	Walt Disney Co.	82,219
2,574	Warner Bros Discovery, Inc.(a)	25,792
		214,264
	Financial Services — 2.2%
281	Block, Inc.(a)	18,268
327	Fiserv, Inc.(a)	46,391
197	Global Payments, Inc.	26,246
21	Jack Henry & Associates, Inc.	3,482
42	Mastercard, Inc., Class A	18,868
856	MGIC Investment Corp.	16,983
350	PayPal Holdings, Inc.(a)	21,473
399	Visa, Inc., Class A	109,031
201	Voya Financial, Inc.	14,546
45	WEX, Inc.(a)	9,198
		284,486
	Food Products — 0.8%
113	Campbell Soup Co.	5,043
166	Conagra Brands, Inc.	4,839
113	Darling Ingredients, Inc.(a)	4,893
191	General Mills, Inc.	12,398
29	Hershey Co.	5,613
170	Hormel Foods Corp.	5,163
87	Ingredion, Inc.	9,358
36	J M Smucker Co.	4,736
128	Kellanova	7,009
388	Kraft Heinz Co.	14,406
See accompanying notes to financial statements.
| 102

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2060 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
81	McCormick & Co., Inc.	$5,521
222	Mondelez International, Inc., Class A	16,710
		95,689
	Gas Utilities — 0.2%
71	Atmos Energy Corp.	8,090
240	New Jersey Resources Corp.	9,799
94	ONE Gas, Inc.	5,769
		23,658
	Ground Transportation — 0.5%
283	CSX Corp.	10,103
21	JB Hunt Transport Services, Inc.	4,221
40	Norfolk Southern Corp.	9,410
63	Ryder System, Inc.	7,155
25	Saia, Inc.(a)	11,264
61	Uber Technologies, Inc.(a)	3,981
29	Union Pacific Corp.	7,074
105	XPO, Inc.(a)	8,971
		62,179
	Health Care Equipment & Supplies — 1.2%
162	Abbott Laboratories	18,330
11	Align Technology, Inc.(a)	2,941
499	Baxter International, Inc.	19,306
39	Becton Dickinson & Co.	9,314
47	Edwards Lifesciences Corp.(a)	3,688
20	GE HealthCare Technologies, Inc.	1,467
88	Globus Medical, Inc., Class A(a)	4,646
70	Haemonetics Corp.(a)	5,352
80	Intuitive Surgical, Inc.(a)	30,258
105	LeMaitre Vascular, Inc.	6,094
151	Medtronic PLC	13,219
181	Merit Medical Systems, Inc.(a)	14,172
33	Penumbra, Inc.(a)	8,322
26	Shockwave Medical, Inc.(a)	5,882
19	Stryker Corp.	6,374
		149,365
	Health Care Providers & Services — 1.7%
134	Acadia Healthcare Co., Inc.(a)	11,007
68	Cardinal Health, Inc.	7,425
535	Centene Corp.(a)	40,291
21	Chemed Corp.	12,449
41	Cigna Group	12,339
371	CVS Health Corp.	27,591
29	Elevance Health, Inc.	14,310
95	HCA Healthcare, Inc.	28,965
61	Henry Schein, Inc.(a)	4,565
8	Humana, Inc.	3,024
18	Laboratory Corp. of America Holdings	4,001
11	McKesson Corp.	5,499
234	Select Medical Holdings Corp.	6,082
62	UnitedHealth Group, Inc.	31,728
		209,276
	Health Care REITs — 0.1%
612	Physicians Realty Trust	7,491
	Health Care Technology — 0.4%
891	Doximity, Inc., Class A(a)	24,013
159	Veeva Systems, Inc., Class A(a)	32,978
		56,991
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
143	Host Hotels & Resorts, Inc.	$2,749
	Hotels, Restaurants & Leisure — 1.2%
261	Aramark	7,590
2	Booking Holdings, Inc.(a)	7,015
3	Chipotle Mexican Grill, Inc.(a)	7,226
81	Hilton Worldwide Holdings, Inc.	15,468
96	Marriott Vacations Worldwide Corp.	8,053
63	McDonald's Corp.	18,441
420	Starbucks Corp.	39,073
217	Travel & Leisure Co.	8,771
36	Wingstop, Inc.	10,120
394	Yum China Holdings, Inc.	13,629
165	Yum! Brands, Inc.	21,366
		156,752
	Household Durables — 0.4%
212	KB Home	12,633
83	Meritage Homes Corp.	13,746
75	PulteGroup, Inc.	7,842
273	Taylor Morrison Home Corp.(a)	14,234
		48,455
	Household Products — 0.5%
129	Church & Dwight Co., Inc.	12,881
50	Colgate-Palmolive Co.	4,210
319	Energizer Holdings, Inc.	10,087
238	Procter & Gamble Co.	37,399
		64,577
	Independent Power & Renewable Electricity Producers — 0.0%
315	AES Corp.	5,254
	Industrial Conglomerates — 0.4%
33	3M Co.	3,114
174	General Electric Co.	23,041
97	Honeywell International, Inc.	19,619
		45,774
	Industrial REITs — 0.2%
63	Prologis, Inc.	7,981
296	Rexford Industrial Realty, Inc.	15,567
		23,548
	Insurance — 2.0%
29	Allstate Corp.	4,502
653	American International Group, Inc.	45,390
86	Arch Capital Group Ltd.(a)	7,089
56	Arthur J Gallagher & Co.	13,001
29	Assurant, Inc.	4,871
234	Assured Guaranty Ltd.	18,984
43	Chubb Ltd.	10,535
153	First American Financial Corp.	9,233
92	Hanover Insurance Group, Inc.	12,145
95	Hartford Financial Services Group, Inc.	8,261
40	Marsh & McLennan Cos., Inc.	7,754
73	Prudential Financial, Inc.	7,660
182	Reinsurance Group of America, Inc.	31,648
131	Selective Insurance Group, Inc.	13,737
72	Travelers Cos., Inc.	15,218
175	Willis Towers Watson PLC	43,102
		253,130
	Interactive Media & Services — 3.1%
621	Alphabet, Inc., Class A(a)	87,002
872	Alphabet, Inc., Class C(a)	123,650
See accompanying notes to financial statements.
103 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2060 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
435	Meta Platforms, Inc., Class A(a)	$169,711
249	Yelp, Inc.(a)	10,889
249	ZoomInfo Technologies, Inc.(a)	3,994
		395,246
	IT Services — 0.7%
51	Accenture PLC, Class A	18,558
132	Cognizant Technology Solutions Corp., Class A	10,180
140	GoDaddy, Inc., Class A(a)	14,932
105	International Business Machines Corp.	19,284
385	Shopify, Inc., Class A(a)	30,827
		93,781
	Leisure Products — 0.1%
463	Mattel, Inc.(a)	8,283
103	YETI Holdings, Inc.(a)	4,529
		12,812
	Life Sciences Tools & Services — 1.0%
30	Agilent Technologies, Inc.	3,903
108	Danaher Corp.	25,910
172	Illumina, Inc.(a)	24,598
195	IQVIA Holdings, Inc.(a)	40,605
49	Repligen Corp.(a)	9,281
33	Thermo Fisher Scientific, Inc.	17,786
		122,083
	Machinery — 1.1%
67	AGCO Corp.	8,196
22	Caterpillar, Inc.	6,607
38	Chart Industries, Inc.(a)	4,435
8	Cummins, Inc.	1,914
44	Deere & Co.	17,318
55	Dover Corp.	8,238
83	Fortive Corp.	6,489
208	Graco, Inc.	17,742
18	Illinois Tool Works, Inc.	4,696
146	ITT, Inc.	17,634
88	Oshkosh Corp.	9,689
20	Parker-Hannifin Corp.	9,290
104	SPX Technologies, Inc.(a)	10,467
147	Terex Corp.	9,030
129	Toro Co.	11,930
		143,675
	Media — 0.9%
88	Charter Communications, Inc., Class A(a)	32,623
1,009	Comcast Corp., Class A	46,959
295	Interpublic Group of Cos., Inc.	9,732
194	Liberty Broadband Corp., Class C(a)	15,219
126	Omnicom Group, Inc.	11,388
		115,921
	Metals & Mining — 0.4%
300	Alcoa Corp.	8,925
501	Cleveland-Cliffs, Inc.(a)	10,045
146	Commercial Metals Co.	7,624
56	Newmont Corp.	1,933
46	Reliance Steel & Aluminum Co.	13,129
185	U.S. Steel Corp.	8,699
		50,355
Shares	Description	Value (†)
	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
1,050	Annaly Capital Management, Inc.	$20,150
401	KKR Real Estate Finance Trust, Inc.	4,908
		25,058
	Multi-Utilities — 0.1%
102	Consolidated Edison, Inc.	9,272
40	DTE Energy Co.	4,217
26	WEC Energy Group, Inc.	2,099
		15,588
	Office REITs — 0.4%
529	COPT Defense Properties	12,463
349	Douglas Emmett, Inc.	4,729
490	Easterly Government Properties, Inc.	6,017
449	Highwoods Properties, Inc.	10,314
323	Kilroy Realty Corp.	11,550
		45,073
	Oil, Gas & Consumable Fuels — 2.6%
734	Antero Midstream Corp.	8,984
187	Antero Resources Corp.(a)	4,178
1,113	APA Corp.	34,870
169	Chevron Corp.	24,916
338	CNX Resources Corp.(a)	6,828
469	ConocoPhillips	52,467
132	Devon Energy Corp.	5,547
360	EOG Resources, Inc.	40,964
363	Exxon Mobil Corp.	37,320
33	Hess Corp.	4,638
147	HF Sinclair Corp.	8,304
490	Kinder Morgan, Inc.	8,291
88	ONEOK, Inc.	6,006
229	Ovintiv, Inc.	9,714
333	Phillips 66	48,055
257	Range Resources Corp.	7,463
972	Southwestern Energy Co.(a)	6,269
36	Valero Energy Corp.	5,000
176	Williams Cos., Inc.	6,100
		325,914
	Passenger Airlines — 0.1%
283	Delta Air Lines, Inc.	11,077
	Personal Care Products — 0.0%
15	Estee Lauder Cos., Inc., Class A	1,980
	Pharmaceuticals — 1.6%
267	Bristol-Myers Squibb Co.	13,048
26	Eli Lilly & Co.	16,786
64	Jazz Pharmaceuticals PLC(a)	7,854
253	Johnson & Johnson	40,202
221	Merck & Co., Inc.	26,692
148	Novartis AG, ADR	15,313
301	Novo Nordisk AS, ADR	34,537
138	Perrigo Co. PLC	4,427
557	Pfizer, Inc.	15,083
447	Roche Holding AG, ADR	15,708
65	Zoetis, Inc.	12,208
		201,858
	Professional Services — 0.4%
19	Automatic Data Processing, Inc.	4,670
81	Equifax, Inc.	19,792
89	Exponent, Inc.	7,849
121	Korn Ferry	7,099
See accompanying notes to financial statements.
| 104

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2060 Fund (continued)
Shares	Description	Value (†)
	Professional Services — continued
43	Leidos Holdings, Inc.	$4,750
24	Paychex, Inc.	2,921
46	Paylocity Holding Corp.(a)	7,287
		54,368
	Real Estate Management & Development — 0.4%
521	CBRE Group, Inc., Class A(a)	44,967
60	Jones Lang LaSalle, Inc.(a)	10,624
		55,591
	Residential REITs — 0.1%
31	AvalonBay Communities, Inc.	5,549
45	Camden Property Trust	4,223
		9,772
	Retail REITs — 0.3%
860	Brixmor Property Group, Inc.	19,299
297	NNN REIT, Inc.	11,981
28	Simon Property Group, Inc.	3,881
		35,161
	Semiconductors & Semiconductor Equipment — 3.1%
65	Advanced Micro Devices, Inc.(a)	10,900
69	Analog Devices, Inc.	13,273
379	ARM Holdings PLC, ADR(a)	26,784
15	Broadcom, Inc.	17,700
436	Intel Corp.	18,783
129	Lattice Semiconductor Corp.(a)	7,851
65	Micron Technology, Inc.	5,574
319	NVIDIA Corp.	196,271
68	Onto Innovation, Inc.(a)	10,982
46	Qorvo, Inc.(a)	4,588
256	QUALCOMM, Inc.	38,018
46	Silicon Laboratories, Inc.(a)	5,675
84	Synaptics, Inc.(a)	8,972
79	Texas Instruments, Inc.	12,649
51	Universal Display Corp.	8,658
		386,678
	Software — 4.6%
18	Adobe, Inc.(a)	11,120
37	ANSYS, Inc.(a)	12,130
243	Autodesk, Inc.(a)	61,676
24	Cadence Design Systems, Inc.(a)	6,923
184	Dynatrace, Inc.(a)	10,488
12	Intuit, Inc.	7,576
69	Manhattan Associates, Inc.(a)	16,737
393	Microsoft Corp.	156,249
867	Oracle Corp.	96,844
15	Palo Alto Networks, Inc.(a)	5,078
34	PTC, Inc.(a)	6,142
49	Qualys, Inc.(a)	9,269
32	Roper Technologies, Inc.	17,184
323	Salesforce, Inc.(a)	90,792
14	ServiceNow, Inc.(a)	10,716
42	SPS Commerce, Inc.(a)	7,720
15	Synopsys, Inc.(a)	8,000
14	Tyler Technologies, Inc.(a)	5,918
147	Workday, Inc., Class A(a)	42,787
		583,349
	Specialized REITs — 0.1%
15	American Tower Corp.	2,935
30	Crown Castle, Inc.	3,247
Shares	Description	Value (†)
	Specialized REITs — continued
18	Digital Realty Trust, Inc.	$2,528
6	Equinix, Inc.	4,979
90	Weyerhaeuser Co.	2,949
		16,638
	Specialty Retail — 0.9%
28	Asbury Automotive Group, Inc.(a)	5,854
64	Burlington Stores, Inc.(a)	12,234
43	Dick's Sporting Goods, Inc.	6,410
46	Five Below, Inc.(a)	8,255
117	Floor & Decor Holdings, Inc., Class A(a)	11,765
65	Home Depot, Inc.	22,942
27	Lithia Motors, Inc.	7,961
37	Lowe's Cos., Inc.	7,875
34	Ross Stores, Inc.	4,770
159	TJX Cos., Inc.	15,091
47	Williams-Sonoma, Inc.	9,089
		112,246
	Technology Hardware, Storage & Peripherals — 0.7%
457	Apple, Inc.	84,271
173	Hewlett Packard Enterprise Co.	2,645
111	HP, Inc.	3,187
48	NetApp, Inc.	4,185
		94,288
	Textiles, Apparel & Luxury Goods — 0.5%
52	Crocs, Inc.(a)	5,277
24	Deckers Outdoor Corp.(a)	18,089
118	NIKE, Inc., Class B	11,980
84	PVH Corp.	10,102
1,466	Under Armour, Inc., Class A(a)	11,171
834	Under Armour, Inc., Class C(a)	6,172
		62,791
	Trading Companies & Distributors — 0.2%
61	GATX Corp.	7,482
38	Watsco, Inc.	14,857
		22,339
	Water Utilities — 0.1%
94	American States Water Co.	7,012
24	American Water Works Co., Inc.	2,977
200	Essential Utilities, Inc.	7,172
		17,161
	Total Common Stocks (Identified Cost $6,625,395)	7,460,256

Principal Amount
Bonds and Notes — 4.0%
	Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,785
	Automotive — 0.1%
6,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	5,909
2,000	Lear Corp., 4.250%, 5/15/2029	1,931
3,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	2,633
		10,473
	Banking — 0.6%
5,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	4,780
3,000	Bank of Nova Scotia, 3.400%, 2/11/2024	2,998
See accompanying notes to financial statements.
105 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2060 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$5,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	$4,606
3,000	Citigroup, Inc., 4.600%, 3/09/2026	2,976
5,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	4,914
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,989
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,740
3,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	2,754
2,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	1,949
6,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	5,689
10,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	9,937
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,947
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	991
3,000	State Street Corp., 2.400%, 1/24/2030	2,678
3,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	2,501
5,000	Truist Bank, 3.200%, 4/01/2024	4,979
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,789
		77,217
	Brokerage — 0.1%
4,000	BlackRock, Inc., 2.400%, 4/30/2030	3,532
9,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,243
		9,775
	Building Materials — 0.0%
2,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	1,849
4,000	Owens Corning, 3.950%, 8/15/2029	3,819
		5,668
	Chemicals — 0.0%
6,000	Ecolab, Inc., 2.125%, 2/01/2032	5,025
	Consumer Products — 0.1%
7,000	Procter & Gamble Co., 3.000%, 3/25/2030	6,529
	Diversified Manufacturing — 0.1%
7,000	Eaton Corp., 4.150%, 3/15/2033	6,752
2,000	Emerson Electric Co., 2.000%, 12/21/2028	1,789
		8,541
	Electric — 0.2%
2,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	1,814
2,000	Duke Energy Corp., 3.750%, 4/15/2024	1,992
9,000	Entergy Corp., 0.900%, 9/15/2025	8,427
4,000	Exelon Corp., 4.050%, 4/15/2030	3,815
4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	3,418
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	956
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	823
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,734
		29,979
	Environmental — 0.1%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	3,223
6,000	Waste Management, Inc., 2.950%, 6/01/2041	4,585
		7,808
	Finance Companies — 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,853
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,703
		6,556
Principal Amount	Description	Value (†)
	Food & Beverage — 0.1%
$5,000	Coca-Cola Co., 1.450%, 6/01/2027	$4,571
4,000	General Mills, Inc., 4.000%, 4/17/2025	3,951
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,805
4,000	PepsiCo, Inc., 2.750%, 3/19/2030	3,636
		13,963
	Government Owned - No Guarantee — 0.1%
3,000	Equinor ASA, 3.625%, 4/06/2040	2,570
8,000	Federal National Mortgage Association, 6.625%, 11/15/2030	9,184
		11,754
	Health Care REITs — 0.0%
3,000	Welltower OP LLC, 2.800%, 6/01/2031	2,596
	Health Insurance — 0.1%
6,000	Elevance Health, Inc., 4.101%, 3/01/2028	5,892
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,280
		9,172
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,958
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,965
4,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	3,903
3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,876
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,789
		13,491
	Integrated Energy — 0.1%
4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	3,923
4,000	Shell International Finance BV, 6.375%, 12/15/2038	4,600
		8,523
	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,067
2,000	Manulife Financial Corp., 3.703%, 3/16/2032	1,853
		3,920
	Media Entertainment — 0.0%
2,000	Netflix, Inc., 3.625%, 6/15/2025(b)	1,962
	Metals & Mining — 0.0%
2,000	Nucor Corp., 3.125%, 4/01/2032	1,787
	Mortgage Related — 1.0%
7,260	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	5,855
11,602	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	9,771
15,323	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	13,417
16,596	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	15,109
919	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	865
14,877	Federal National Mortgage Association, 2.000%, with various maturities from 2051 to 2052(c)	12,019
20,390	Federal National Mortgage Association, 2.500%, with various maturities from 2051 to 2052(c)	17,208
12,549	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	11,048
5,503	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	5,025
10,686	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	10,061
4,136	Federal National Mortgage Association, 4.500%, with various maturities from 2049 to 2053	4,003
5,392	Government National Mortgage Association, 3.000%, with various maturities in 2052(c)	4,816
See accompanying notes to financial statements.
| 106

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2060 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$2,955	Government National Mortgage Association, 4.000%, 8/20/2053	$2,806
1,974	Government National Mortgage Association, 5.000%, 7/20/2053	1,960
9,667	Government National Mortgage Association, 5.500%, 4/20/2053	9,730
		123,693
	Office REITs — 0.1%
8,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	7,814
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,729
		11,543
	Oil Field Services — 0.0%
6,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	5,717
	Other REITs — 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,424
	Pharmaceuticals — 0.2%
6,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	5,154
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,557
7,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	6,632
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,507
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,271
		19,121
	Property & Casualty Insurance — 0.0%
2,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	1,717
	Railroads — 0.0%
6,000	CSX Corp., 2.600%, 11/01/2026	5,713
	Restaurants — 0.0%
4,000	Starbucks Corp., 2.250%, 3/12/2030	3,489
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,675
	Retailers — 0.1%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,764
5,000	TJX Cos., Inc., 1.150%, 5/15/2028	4,387
6,000	Walmart, Inc., 4.100%, 4/15/2033	5,866
		13,017
	Technology — 0.2%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,863
2,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	1,929
3,000	Intel Corp., 2.450%, 11/15/2029	2,685
3,000	International Business Machines Corp., 4.000%, 6/20/2042	2,610
3,000	NVIDIA Corp., 2.850%, 4/01/2030	2,756
4,000	Oracle Corp., 2.950%, 5/15/2025	3,894
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,208
		22,945
	Treasuries — 0.4%
6,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	3,123
11,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	8,260
5,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	3,673
12,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	9,424
3,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	2,437
7,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	5,578
9,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	7,150
10,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	10,072
2,000	U.S. Treasury Notes, 0.375%, 11/30/2025	1,864
		51,581
Principal Amount	Description	Value (†)
	Utility Other — 0.1%
$7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$5,830
	Wireless — 0.0%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	3,243
	Wirelines — 0.0%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,492
	Total Bonds and Notes (Identified Cost $529,603)	509,724

Shares
Exchange-Traded Funds — 9.2%
15,460	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,144,277)	1,163,365

Mutual Funds — 14.7%
54,983	WCM Focused Emerging Markets Fund, Institutional Class	699,384
49,814	WCM Focused International Growth Fund, Institutional Class	1,159,675
	Total Mutual Funds (Identified Cost $1,971,331)	1,859,059

Affiliated Mutual Funds — 10.7%
22,909	Mirova Global Green Bond Fund, Class N	194,498
97,908	Mirova International Sustainable Equity Fund, Class N	1,160,211
	Total Affiliated Mutual Funds (Identified Cost $1,422,504)	1,354,709

Principal Amount
Short-Term Investments — 3.1%
$386,861	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2024 at 3.500% to be repurchased at $386,899 on 2/01/2024 collateralized by $395,700 U.S. Treasury Note, 4.000% due 1/31/2031 valued at $395,020 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $386,861)	386,861
	Total Investments — 100.6% (Identified Cost $12,079,971)	12,733,974
	Other assets less liabilities — (0.6)%	(71,538)
	Net Assets — 100.0%	$12,662,436

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of
Rule 144A holdings amounted to $3,891 or less than 0.1% of net assets.

See accompanying notes to financial statements.
107 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2060 Fund (continued)
(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation, Federal National Mortgage
Association and Government National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of
Investments.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2024
Equity	92.0%
Fixed Income	5.5
Short-Term Investments	3.1
Total Investments	100.6
Other assets less liabilities	(0.6)
Net Assets	100.0%
See accompanying notes to financial statements.
| 108

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2065 Fund

Shares	Description	Value (†)
Common Stocks — 60.0% of Net Assets
	Aerospace & Defense — 1.2%
47	AAR Corp.(a)	$2,858
120	Boeing Co.(a)	25,325
8	L3Harris Technologies, Inc.	1,667
9	Lockheed Martin Corp.	3,865
17	Moog, Inc., Class A	2,377
3	Northrop Grumman Corp.	1,340
26	RTX Corp.	2,369
		39,801
	Air Freight & Logistics — 0.4%
68	Expeditors International of Washington, Inc.	8,590
6	FedEx Corp.	1,448
36	GXO Logistics, Inc.(a)	1,958
17	United Parcel Service, Inc., Class B	2,412
		14,408
	Automobile Components — 0.7%
8	Aptiv PLC(a)	651
191	BorgWarner, Inc.	6,475
118	Dana, Inc.	1,600
120	Magna International, Inc.	6,822
151	Mobileye Global, Inc., Class A(a)	3,905
31	Phinia, Inc.	937
17	Visteon Corp.(a)	1,960
		22,350
	Automobiles — 1.2%
376	General Motors Co.	14,589
115	Tesla, Inc.(a)	21,538
16	Thor Industries, Inc.	1,808
		37,935
	Banks — 3.1%
73	Ameris Bancorp	3,624
288	Banc of California, Inc.	3,969
410	Bank of America Corp.	13,944
208	Citigroup, Inc.	11,683
31	Citizens Financial Group, Inc.	1,014
52	East West Bancorp, Inc.	3,786
5	First Citizens BancShares, Inc., Class A	7,550
134	First Financial Bancorp	3,004
364	FNB Corp.	4,797
219	Fulton Financial Corp.	3,414
75	International Bancshares Corp.	3,964
66	JPMorgan Chase & Co.	11,508
19	PNC Financial Services Group, Inc.	2,873
34	Regions Financial Corp.	635
227	Truist Financial Corp.	8,413
71	Webster Financial Corp.	3,513
260	Wells Fargo & Co.	13,047
		100,738
	Beverages — 1.0%
14	Boston Beer Co., Inc., Class A(a)	4,890
43	Coca-Cola Co.	2,558
38	Keurig Dr Pepper, Inc.	1,195
330	Monster Beverage Corp.(a)	18,157
29	PepsiCo, Inc.	4,887
		31,687
	Biotechnology — 1.5%
29	AbbVie, Inc.	4,768
58	Alnylam Pharmaceuticals, Inc.(a)	10,029
Shares	Description	Value (†)
	Biotechnology — continued
8	Amgen, Inc.	$2,514
4	Biogen, Inc.(a)	987
66	CRISPR Therapeutics AG(a)	4,155
33	Cytokinetics, Inc.(a)	2,578
42	Gilead Sciences, Inc.	3,287
41	Halozyme Therapeutics, Inc.(a)	1,388
15	Incyte Corp.(a)	881
20	Neurocrine Biosciences, Inc.(a)	2,795
14	Regeneron Pharmaceuticals, Inc.(a)	13,199
7	United Therapeutics Corp.(a)	1,503
2	Vertex Pharmaceuticals, Inc.(a)	867
		48,951
	Broadline Retail — 1.9%
55	Alibaba Group Holding Ltd., ADR	3,969
328	Amazon.com, Inc.(a)	50,906
152	eBay, Inc.	6,243
		61,118
	Building Products — 0.9%
10	Carlisle Cos., Inc.	3,143
21	Carrier Global Corp.	1,149
92	Fortune Brands Innovations, Inc.	7,138
8	Lennox International, Inc.	3,425
127	Masco Corp.	8,546
28	Owens Corning	4,243
21	Trex Co., Inc.(a)	1,711
		29,355
	Capital Markets — 3.7%
204	Bank of New York Mellon Corp.	11,314
10	BlackRock, Inc.	7,743
14	Cboe Global Markets, Inc.	2,574
184	Charles Schwab Corp.	11,577
18	CME Group, Inc.	3,705
16	FactSet Research Systems, Inc.	7,615
24	Goldman Sachs Group, Inc.	9,216
128	Intercontinental Exchange, Inc.	16,298
58	Janus Henderson Group PLC	1,668
144	KKR & Co., Inc.	12,468
11	Moody's Corp.	4,312
19	Morgan Stanley	1,658
13	MSCI, Inc.	7,782
7	Northern Trust Corp.	557
10	S&P Global, Inc.	4,484
100	SEI Investments Co.	6,324
127	State Street Corp.	9,382
7	T. Rowe Price Group, Inc.	759
12	Virtus Investment Partners, Inc.	2,833
		122,269
	Chemicals — 0.9%
3	Air Products & Chemicals, Inc.	767
37	Celanese Corp.	5,413
167	Corteva, Inc.	7,595
11	DuPont de Nemours, Inc.	680
13	Ecolab, Inc.	2,577
33	HB Fuller Co.	2,500
22	Innospec, Inc.	2,554
12	Linde PLC	4,858
25	Minerals Technologies, Inc.	1,634
See accompanying notes to financial statements.
109 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2065 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
4	Sherwin-Williams Co.	$1,218
15	Stepan Co.	1,339
		31,135
	Commercial Services & Supplies — 0.1%
16	MSA Safety, Inc.	2,640
6	Waste Management, Inc.	1,114
		3,754
	Communications Equipment — 0.3%
38	Ciena Corp.(a)	2,014
90	Cisco Systems, Inc.	4,516
12	F5, Inc.(a)	2,205
4	Motorola Solutions, Inc.	1,278
		10,013
	Construction & Engineering — 0.2%
59	AECOM	5,203
	Construction Materials — 0.2%
4	Martin Marietta Materials, Inc.	2,034
14	Vulcan Materials Co.	3,164
		5,198
	Consumer Finance — 1.4%
410	Ally Financial, Inc.	15,039
77	American Express Co.	15,457
115	Capital One Financial Corp.	15,562
22	Synchrony Financial	855
		46,913
	Consumer Staples Distribution & Retail — 1.1%
30	BJ's Wholesale Club Holdings, Inc.(a)	1,930
7	Casey's General Stores, Inc.	1,900
9	Costco Wholesale Corp.	6,254
373	Kroger Co.	17,210
50	Sprouts Farmers Market, Inc.(a)	2,518
7	Target Corp.	974
36	Walmart, Inc.	5,949
		36,735
	Containers & Packaging — 0.2%
8	Ball Corp.	443
32	Crown Holdings, Inc.	2,832
53	Sonoco Products Co.	3,016
		6,291
	Distributors — 0.0%
8	Genuine Parts Co.	1,122
	Diversified Consumer Services — 0.2%
20	Grand Canyon Education, Inc.(a)	2,612
37	Service Corp. International	2,483
		5,095
	Diversified REITs — 0.1%
119	American Assets Trust, Inc.	2,669
	Diversified Telecommunication Services — 0.3%
231	AT&T, Inc.	4,086
36	Iridium Communications, Inc.	1,305
133	Verizon Communications, Inc.	5,633
		11,024
	Electric Utilities — 0.4%
38	American Electric Power Co., Inc.	2,969
48	Evergy, Inc.	2,437
43	Eversource Energy	2,332
Shares	Description	Value (†)
	Electric Utilities — continued
25	Exelon Corp.	$870
31	FirstEnergy Corp.	1,137
21	IDACORP, Inc.	1,944
		11,689
	Electrical Equipment — 0.4%
18	Eaton Corp. PLC	4,430
28	Emerson Electric Co.	2,568
48	nVent Electric PLC	2,882
19	Regal Rexnord Corp.	2,536
		12,416
	Electronic Equipment, Instruments & Components — 0.7%
28	Advanced Energy Industries, Inc.	2,917
24	Amphenol Corp., Class A	2,426
58	Avnet, Inc.	2,628
41	Cognex Corp.	1,482
15	Corning, Inc.	487
126	Knowles Corp.(a)	2,055
8	Littelfuse, Inc.	1,935
44	TE Connectivity Ltd.	6,256
3	Teledyne Technologies, Inc.(a)	1,256
3	Zebra Technologies Corp., Class A(a)	719
		22,161
	Energy Equipment & Services — 0.2%
65	ChampionX Corp.	1,782
141	NOV, Inc.	2,751
36	Schlumberger NV	1,753
		6,286
	Entertainment — 1.8%
13	Electronic Arts, Inc.	1,788
46	Netflix, Inc.(a)	25,949
7	Take-Two Interactive Software, Inc.(a)	1,154
233	Walt Disney Co.	22,380
684	Warner Bros Discovery, Inc.(a)	6,854
		58,125
	Financial Services — 2.3%
77	Block, Inc.(a)	5,006
87	Fiserv, Inc.(a)	12,343
52	Global Payments, Inc.	6,928
5	Jack Henry & Associates, Inc.	829
10	Mastercard, Inc., Class A	4,492
220	MGIC Investment Corp.	4,365
94	PayPal Holdings, Inc.(a)	5,767
107	Visa, Inc., Class A	29,239
52	Voya Financial, Inc.	3,763
12	WEX, Inc.(a)	2,452
		75,184
	Food Products — 0.7%
27	Campbell Soup Co.	1,205
43	Conagra Brands, Inc.	1,254
27	Darling Ingredients, Inc.(a)	1,169
50	General Mills, Inc.	3,246
7	Hershey Co.	1,355
44	Hormel Foods Corp.	1,336
21	Ingredion, Inc.	2,259
8	J M Smucker Co.	1,052
31	Kellanova	1,698
100	Kraft Heinz Co.	3,713
See accompanying notes to financial statements.
| 110

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2065 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
20	McCormick & Co., Inc.	$1,363
53	Mondelez International, Inc., Class A	3,989
		23,639
	Gas Utilities — 0.2%
18	Atmos Energy Corp.	2,051
62	New Jersey Resources Corp.	2,531
24	ONE Gas, Inc.	1,473
		6,055
	Ground Transportation — 0.5%
61	CSX Corp.	2,178
5	JB Hunt Transport Services, Inc.	1,005
11	Norfolk Southern Corp.	2,588
14	Ryder System, Inc.	1,590
7	Saia, Inc.(a)	3,154
16	Uber Technologies, Inc.(a)	1,044
7	Union Pacific Corp.	1,707
25	XPO, Inc.(a)	2,136
		15,402
	Health Care Equipment & Supplies — 1.2%
40	Abbott Laboratories	4,526
3	Align Technology, Inc.(a)	802
133	Baxter International, Inc.	5,146
12	Becton Dickinson & Co.	2,866
13	Edwards Lifesciences Corp.(a)	1,020
6	GE HealthCare Technologies, Inc.	440
21	Globus Medical, Inc., Class A(a)	1,109
16	Haemonetics Corp.(a)	1,223
23	Intuitive Surgical, Inc.(a)	8,699
28	LeMaitre Vascular, Inc.	1,625
37	Medtronic PLC	3,239
46	Merit Medical Systems, Inc.(a)	3,602
9	Penumbra, Inc.(a)	2,270
8	Shockwave Medical, Inc.(a)	1,810
5	Stryker Corp.	1,677
		40,054
	Health Care Providers & Services — 1.7%
34	Acadia Healthcare Co., Inc.(a)	2,793
17	Cardinal Health, Inc.	1,856
142	Centene Corp.(a)	10,694
6	Chemed Corp.	3,557
12	Cigna Group	3,611
97	CVS Health Corp.	7,214
7	Elevance Health, Inc.	3,454
25	HCA Healthcare, Inc.	7,622
16	Henry Schein, Inc.(a)	1,197
2	Humana, Inc.	756
5	Laboratory Corp. of America Holdings	1,112
3	McKesson Corp.	1,500
57	Select Medical Holdings Corp.	1,481
17	UnitedHealth Group, Inc.	8,700
		55,547
	Health Care REITs — 0.0%
133	Physicians Realty Trust	1,628
	Health Care Technology — 0.5%
245	Doximity, Inc., Class A(a)	6,603
44	Veeva Systems, Inc., Class A(a)	9,126
		15,729
Shares	Description	Value (†)
	Hotel & Resort REITs — 0.0%
41	Host Hotels & Resorts, Inc.	$788
	Hotels, Restaurants & Leisure — 1.3%
73	Aramark	2,123
1	Booking Holdings, Inc.(a)	3,507
1	Chipotle Mexican Grill, Inc.(a)	2,409
21	Hilton Worldwide Holdings, Inc.	4,010
22	Marriott Vacations Worldwide Corp.	1,846
16	McDonald's Corp.	4,683
114	Starbucks Corp.	10,605
52	Travel & Leisure Co.	2,102
10	Wingstop, Inc.	2,811
108	Yum China Holdings, Inc.	3,736
44	Yum! Brands, Inc.	5,698
		43,530
	Household Durables — 0.4%
54	KB Home	3,218
21	Meritage Homes Corp.	3,478
19	PulteGroup, Inc.	1,986
70	Taylor Morrison Home Corp.(a)	3,650
		12,332
	Household Products — 0.5%
34	Church & Dwight Co., Inc.	3,395
15	Colgate-Palmolive Co.	1,263
82	Energizer Holdings, Inc.	2,593
60	Procter & Gamble Co.	9,428
		16,679
	Independent Power & Renewable Electricity Producers — 0.0%
82	AES Corp.	1,368
	Industrial Conglomerates — 0.3%
9	3M Co.	849
43	General Electric Co.	5,694
23	Honeywell International, Inc.	4,652
		11,195
	Industrial REITs — 0.2%
15	Prologis, Inc.	1,900
72	Rexford Industrial Realty, Inc.	3,787
		5,687
	Insurance — 2.0%
6	Allstate Corp.	931
174	American International Group, Inc.	12,095
23	Arch Capital Group Ltd.(a)	1,896
14	Arthur J Gallagher & Co.	3,250
7	Assurant, Inc.	1,176
60	Assured Guaranty Ltd.	4,868
10	Chubb Ltd.	2,450
37	First American Financial Corp.	2,233
23	Hanover Insurance Group, Inc.	3,036
24	Hartford Financial Services Group, Inc.	2,087
9	Marsh & McLennan Cos., Inc.	1,745
17	Prudential Financial, Inc.	1,784
48	Reinsurance Group of America, Inc.	8,347
33	Selective Insurance Group, Inc.	3,460
18	Travelers Cos., Inc.	3,804
46	Willis Towers Watson PLC	11,330
		64,492
	Interactive Media & Services — 3.3%
240	Alphabet, Inc., Class A(a)	33,624
172	Alphabet, Inc., Class C(a)	24,389
See accompanying notes to financial statements.
111 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2065 Fund (continued)
Shares	Description	Value (†)
	Interactive Media & Services — continued
119	Meta Platforms, Inc., Class A(a)	$46,427
62	Yelp, Inc.(a)	2,711
71	ZoomInfo Technologies, Inc.(a)	1,139
		108,290
	IT Services — 0.7%
12	Accenture PLC, Class A	4,367
36	Cognizant Technology Solutions Corp., Class A	2,776
36	GoDaddy, Inc., Class A(a)	3,840
27	International Business Machines Corp.	4,959
106	Shopify, Inc., Class A(a)	8,487
		24,429
	Leisure Products — 0.1%
116	Mattel, Inc.(a)	2,075
30	YETI Holdings, Inc.(a)	1,319
		3,394
	Life Sciences Tools & Services — 1.0%
8	Agilent Technologies, Inc.	1,041
28	Danaher Corp.	6,717
48	Illumina, Inc.(a)	6,865
52	IQVIA Holdings, Inc.(a)	10,828
13	Repligen Corp.(a)	2,462
9	Thermo Fisher Scientific, Inc.	4,851
		32,764
	Machinery — 1.1%
15	AGCO Corp.	1,835
5	Caterpillar, Inc.	1,501
10	Chart Industries, Inc.(a)	1,167
2	Cummins, Inc.	479
8	Deere & Co.	3,149
14	Dover Corp.	2,097
21	Fortive Corp.	1,642
57	Graco, Inc.	4,862
4	Illinois Tool Works, Inc.	1,044
37	ITT, Inc.	4,469
23	Oshkosh Corp.	2,532
6	Parker-Hannifin Corp.	2,787
25	SPX Technologies, Inc.(a)	2,516
36	Terex Corp.	2,211
33	Toro Co.	3,052
		35,343
	Media — 0.9%
23	Charter Communications, Inc., Class A(a)	8,526
269	Comcast Corp., Class A	12,519
90	Interpublic Group of Cos., Inc.	2,969
51	Liberty Broadband Corp., Class C(a)	4,001
31	Omnicom Group, Inc.	2,802
		30,817
	Metals & Mining — 0.4%
96	Alcoa Corp.	2,856
117	Cleveland-Cliffs, Inc.(a)	2,346
33	Commercial Metals Co.	1,723
9	Newmont Corp.	310
11	Reliance Steel & Aluminum Co.	3,140
48	U.S. Steel Corp.	2,257
		12,632
Shares	Description	Value (†)
	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
267	Annaly Capital Management, Inc.	$5,124
90	KKR Real Estate Finance Trust, Inc.	1,101
		6,225
	Multi-Utilities — 0.1%
24	Consolidated Edison, Inc.	2,182
10	DTE Energy Co.	1,054
6	WEC Energy Group, Inc.	484
		3,720
	Office REITs — 0.4%
135	COPT Defense Properties	3,181
85	Douglas Emmett, Inc.	1,152
113	Easterly Government Properties, Inc.	1,388
114	Highwoods Properties, Inc.	2,618
96	Kilroy Realty Corp.	3,433
		11,772
	Oil, Gas & Consumable Fuels — 2.6%
169	Antero Midstream Corp.	2,069
44	Antero Resources Corp.(a)	983
298	APA Corp.	9,336
42	Chevron Corp.	6,192
81	CNX Resources Corp.(a)	1,636
126	ConocoPhillips	14,096
34	Devon Energy Corp.	1,429
96	EOG Resources, Inc.	10,924
92	Exxon Mobil Corp.	9,458
9	Hess Corp.	1,265
36	HF Sinclair Corp.	2,034
128	Kinder Morgan, Inc.	2,166
22	ONEOK, Inc.	1,501
55	Ovintiv, Inc.	2,333
88	Phillips 66	12,699
58	Range Resources Corp.	1,684
237	Southwestern Energy Co.(a)	1,529
8	Valero Energy Corp.	1,111
44	Williams Cos., Inc.	1,525
		83,970
	Passenger Airlines — 0.1%
73	Delta Air Lines, Inc.	2,857
	Personal Care Products — 0.0%
4	Estee Lauder Cos., Inc., Class A	528
	Pharmaceuticals — 1.6%
68	Bristol-Myers Squibb Co.	3,323
6	Eli Lilly & Co.	3,874
17	Jazz Pharmaceuticals PLC(a)	2,086
62	Johnson & Johnson	9,852
55	Merck & Co., Inc.	6,643
41	Novartis AG, ADR	4,242
83	Novo Nordisk AS, ADR	9,524
29	Perrigo Co. PLC	930
149	Pfizer, Inc.	4,035
123	Roche Holding AG, ADR	4,322
15	Zoetis, Inc.	2,817
		51,648
	Professional Services — 0.4%
5	Automatic Data Processing, Inc.	1,229
21	Equifax, Inc.	5,131
20	Exponent, Inc.	1,764
27	Korn Ferry	1,584
See accompanying notes to financial statements.
| 112

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2065 Fund (continued)
Shares	Description	Value (†)
	Professional Services — continued
11	Leidos Holdings, Inc.	$1,215
6	Paychex, Inc.	731
13	Paylocity Holding Corp.(a)	2,059
		13,713
	Real Estate Management & Development — 0.4%
137	CBRE Group, Inc., Class A(a)	11,824
16	Jones Lang LaSalle, Inc.(a)	2,833
		14,657
	Residential REITs — 0.1%
8	AvalonBay Communities, Inc.	1,432
12	Camden Property Trust	1,126
		2,558
	Retail REITs — 0.3%
218	Brixmor Property Group, Inc.	4,892
75	NNN REIT, Inc.	3,026
7	Simon Property Group, Inc.	970
		8,888
	Semiconductors & Semiconductor Equipment — 3.1%
16	Advanced Micro Devices, Inc.(a)	2,683
19	Analog Devices, Inc.	3,655
105	ARM Holdings PLC, ADR(a)	7,420
4	Broadcom, Inc.	4,720
106	Intel Corp.	4,567
33	Lattice Semiconductor Corp.(a)	2,008
16	Micron Technology, Inc.	1,372
85	NVIDIA Corp.	52,298
17	Onto Innovation, Inc.(a)	2,746
11	Qorvo, Inc.(a)	1,097
69	QUALCOMM, Inc.	10,247
14	Silicon Laboratories, Inc.(a)	1,727
22	Synaptics, Inc.(a)	2,350
19	Texas Instruments, Inc.	3,042
13	Universal Display Corp.	2,207
		102,139
	Software — 4.8%
5	Adobe, Inc.(a)	3,089
8	ANSYS, Inc.(a)	2,623
67	Autodesk, Inc.(a)	17,005
6	Cadence Design Systems, Inc.(a)	1,731
42	Dynatrace, Inc.(a)	2,394
4	Intuit, Inc.	2,525
17	Manhattan Associates, Inc.(a)	4,123
105	Microsoft Corp.	41,746
237	Oracle Corp.	26,473
4	Palo Alto Networks, Inc.(a)	1,354
9	PTC, Inc.(a)	1,626
12	Qualys, Inc.(a)	2,270
9	Roper Technologies, Inc.	4,833
87	Salesforce, Inc.(a)	24,455
4	ServiceNow, Inc.(a)	3,062
10	SPS Commerce, Inc.(a)	1,838
4	Synopsys, Inc.(a)	2,133
4	Tyler Technologies, Inc.(a)	1,691
41	Workday, Inc., Class A(a)	11,934
		156,905
	Specialized REITs — 0.1%
4	American Tower Corp.	783
8	Crown Castle, Inc.	866
Shares	Description	Value (†)
	Specialized REITs — continued
5	Digital Realty Trust, Inc.	$702
2	Equinix, Inc.	1,660
25	Weyerhaeuser Co.	819
		4,830
	Specialty Retail — 0.9%
7	Asbury Automotive Group, Inc.(a)	1,463
17	Burlington Stores, Inc.(a)	3,250
11	Dick's Sporting Goods, Inc.	1,640
12	Five Below, Inc.(a)	2,153
30	Floor & Decor Holdings, Inc., Class A(a)	3,017
17	Home Depot, Inc.	6,000
7	Lithia Motors, Inc.	2,064
10	Lowe's Cos., Inc.	2,128
10	Ross Stores, Inc.	1,403
41	TJX Cos., Inc.	3,891
12	Williams-Sonoma, Inc.	2,321
		29,330
	Technology Hardware, Storage & Peripherals — 0.7%
119	Apple, Inc.	21,944
50	Hewlett Packard Enterprise Co.	765
30	HP, Inc.	861
12	NetApp, Inc.	1,046
		24,616
	Textiles, Apparel & Luxury Goods — 0.5%
13	Crocs, Inc.(a)	1,319
7	Deckers Outdoor Corp.(a)	5,276
30	NIKE, Inc., Class B	3,046
22	PVH Corp.	2,646
422	Under Armour, Inc., Class A(a)	3,216
185	Under Armour, Inc., Class C(a)	1,369
		16,872
	Trading Companies & Distributors — 0.2%
15	GATX Corp.	1,840
10	Watsco, Inc.	3,910
		5,750
	Water Utilities — 0.1%
24	American States Water Co.	1,790
5	American Water Works Co., Inc.	620
46	Essential Utilities, Inc.	1,650
		4,060
	Total Common Stocks (Identified Cost $1,801,964)	1,966,457

Principal Amount
Bonds and Notes — 3.8%
	Apartment REITs — 0.0%
$1,000	Essex Portfolio LP, 3.000%, 1/15/2030	892
	Automotive — 0.0%
1,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	985
	Banking — 0.6%
1,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	956
1,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	1,000
1,000	Bank of Nova Scotia, 3.400%, 2/11/2024	999
1,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	921
1,000	Citigroup, Inc., 4.600%, 3/09/2026	992
See accompanying notes to financial statements.
113 |

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2065 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$1,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	$983
1,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	998
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	1,720
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	938
1,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	918
1,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	975
1,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	948
1,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	994
1,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	987
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	991
1,000	State Street Corp., 2.400%, 1/24/2030	892
1,000	Truist Bank, 3.200%, 4/01/2024	996
1,000	Westpac Banking Corp., 2.350%, 2/19/2025	973
		18,181
	Brokerage — 0.0%
1,000	BlackRock, Inc., 2.400%, 4/30/2030	883
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	694
		1,577
	Building Materials — 0.0%
1,000	Owens Corning, 3.950%, 8/15/2029	955
	Chemicals — 0.0%
2,000	Ecolab, Inc., 2.125%, 2/01/2032	1,675
	Diversified Manufacturing — 0.1%
2,000	Eaton Corp., 4.150%, 3/15/2033	1,929
1,000	Emerson Electric Co., 2.000%, 12/21/2028	895
		2,824
	Electric — 0.2%
1,000	Duke Energy Corp., 3.750%, 4/15/2024	996
1,000	Entergy Corp., 0.900%, 9/15/2025	936
1,000	Exelon Corp., 4.050%, 4/15/2030	954
1,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	855
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	956
1,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	970
		5,667
	Environmental — 0.0%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	806
	Finance Companies — 0.1%
1,000	Ares Capital Corp., 3.250%, 7/15/2025	963
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	901
		1,864
	Food & Beverage — 0.1%
1,000	Coca-Cola Co., 1.450%, 6/01/2027	914
1,000	General Mills, Inc., 4.000%, 4/17/2025	988
1,000	Mondelez International, Inc., 2.750%, 4/13/2030	902
1,000	PepsiCo, Inc., 2.750%, 3/19/2030	909
		3,713
	Government Owned - No Guarantee — 0.1%
2,000	Equinor ASA, 3.625%, 4/06/2040	1,713
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,296
		4,009
Principal Amount	Description	Value (†)
	Health Care REITs — 0.0%
$1,000	Welltower OP LLC, 2.800%, 6/01/2031	$865
	Health Insurance — 0.1%
1,000	Elevance Health, Inc., 4.101%, 3/01/2028	982
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,093
		2,075
	Healthcare — 0.1%
1,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	986
1,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	976
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	958
		2,920
	Integrated Energy — 0.1%
1,000	Exxon Mobil Corp., 2.992%, 3/19/2025	981
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,150
		2,131
	Life Insurance — 0.0%
1,000	Manulife Financial Corp., 3.703%, 3/16/2032	927
	Media Entertainment — 0.1%
2,000	Netflix, Inc., 3.625%, 6/15/2025(b)	1,962
	Mortgage Related — 1.0%
2,706	Federal Home Loan Mortgage Corp., 2.000%, 2/01/2052	2,182
5,384	Federal Home Loan Mortgage Corp., 2.500%, with various maturities in 2052(c)	4,533
5,436	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	4,761
1,810	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	1,648
919	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	865
2,765	Federal National Mortgage Association, 2.000%, 4/01/2052	2,231
2,727	Federal National Mortgage Association, 2.500%, 4/01/2052	2,298
1,801	Federal National Mortgage Association, 3.000%, 4/01/2052	1,577
5,369	Federal National Mortgage Association, 3.500%, with various maturities in 2052(c)	4,889
1,892	Federal National Mortgage Association, 4.000%, with various maturities from 2052 to 2053(c)	1,782
959	Federal National Mortgage Association, 4.500%, 2/01/2053	927
1,802	Government National Mortgage Association, 3.000%, 6/20/2052	1,609
1,933	Government National Mortgage Association, 5.500%, 4/20/2053	1,946
		31,248
	Office REITs — 0.1%
1,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	977
1,000	Boston Properties LP, 2.750%, 10/01/2026	932
		1,909
	Oil Field Services — 0.1%
2,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	1,906
	Other REITs — 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	808
	Pharmaceuticals — 0.2%
2,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	1,718
2,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	1,895
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,514
		5,127
See accompanying notes to financial statements.
| 114

Portfolio of Investments – as of January 31, 2024
Natixis Sustainable Future 2065 Fund (continued)
Principal Amount	Description	Value (†)
	Property & Casualty Insurance — 0.0%
$1,000	American International Group, Inc., 3.400%, 6/30/2030	$923
	Railroads — 0.0%
1,000	CSX Corp., 2.600%, 11/01/2026	952
	Restaurants — 0.0%
1,000	Starbucks Corp., 2.250%, 3/12/2030	872
	Retail REITs — 0.1%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,675
	Retailers — 0.0%
1,000	TJX Cos., Inc., 1.150%, 5/15/2028	877
	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	977
1,000	Broadcom, Inc., 4.110%, 9/15/2028	974
1,000	Intel Corp., 2.450%, 11/15/2029	895
1,000	International Business Machines Corp., 4.000%, 6/20/2042	870
1,000	NVIDIA Corp., 2.850%, 4/01/2030	919
1,000	Oracle Corp., 2.950%, 5/15/2025	973
1,000	QUALCOMM, Inc., 1.650%, 5/20/2032	802
		6,410
	Treasuries — 0.5%
3,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	1,562
2,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	1,502
1,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	735
3,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	2,356
3,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	2,437
2,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	1,593
2,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	1,589
1,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	1,007
5,000	U.S. Treasury Notes, 0.375%, 11/30/2025	4,660
		17,441
	Utility Other — 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	833
	Wireless — 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,081
	Total Bonds and Notes (Identified Cost $136,549)	126,090

Shares
Exchange-Traded Funds — 9.0%
3,908	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $296,959)	294,077

Mutual Funds — 14.4%
13,927	WCM Focused Emerging Markets Fund, Institutional Class	177,146
12,715	WCM Focused International Growth Fund, Institutional Class	296,013
	Total Mutual Funds (Identified Cost $550,543)	473,159

Affiliated Mutual Funds — 10.5%
5,784	Mirova Global Green Bond Fund, Class N	49,103
24,776	Mirova International Sustainable Equity Fund, Class N	293,599
	Total Affiliated Mutual Funds (Identified Cost $393,239)	342,702

Principal Amount	Description	Value (†)
Short-Term Investments — 3.6%
$117,565	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2024 at 3.500% to be repurchased at $117,577 on 2/01/2024 collateralized by $120,500 U.S. Treasury Note, 4.000% due 1/31/2031 valued at $120,293 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $117,565)	$117,565
	Total Investments — 101.3% (Identified Cost $3,296,819)	3,320,050
	Other assets less liabilities — (1.3)%	(42,635)
	Net Assets — 100.0%	$3,277,415

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of
Rule 144A holdings amounted to $2,900 or 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at January 31, 2024
Equity	92.4%
Fixed Income	5.3
Short-Term Investments	3.6
Total Investments	101.3
Other assets less liabilities	(1.3)
Net Assets	100.0%
See accompanying notes to financial statements.
115 |

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Statements of Assets and Liabilities
January 31, 2024

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
ASSETS
Unaffiliated investments at cost	$3,139,141	$2,868,905	$7,268,546	$12,566,302
Affiliated investments at cost	2,683,633	1,840,105	3,509,659	4,700,565
Net unrealized appreciation on unaffiliated investments	95,067	75,008	150,701	423,957
Net unrealized depreciation on affiliated investments	(250,407)	(122,884)	(190,921)	(355,387)
Investments at value	5,667,434	4,661,134	10,737,985	17,335,437
Cash	—	1,828	—	8,237
Receivable for Fund shares sold	8	1,778	5,809	76,711
Receivable from investment adviser (Note 5)	12,078	12,335	11,480	12,298
Receivable for securities sold	7,018	—	67,291	—
Dividends and interest receivable	9,509	7,557	17,857	25,866
Dividends receivable from affiliates	2,268	1,583	3,221	3,614
Prepaid expenses (Note 6)	542	544	543	546
TOTAL ASSETS	5,698,857	4,686,759	10,844,186	17,462,709
LIABILITIES
Payable for securities purchased	5,838	3,916	11,224	42,423
Payable for Fund shares redeemed	5,985	40	302	558
Payable to custodian bank (Note 7)	—	—	46,049	—
Deferred Trustees’ fees (Note 5)	24,618	24,587	24,662	24,785
Administrative fees payable (Note 5)	215	175	417	675
Audit and tax services fees payable	32,224	32,224	32,224	32,224
Other accounts payable and accrued expenses	20,771	20,335	22,062	25,174
TOTAL LIABILITIES	89,651	81,277	136,940	125,839
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$5,609,206	$4,605,482	$10,707,246	$17,336,870
NET ASSETS CONSIST OF:
Paid-in capital	$5,792,914	$4,804,905	$10,863,452	$17,391,207
Accumulated loss	(183,708)	(199,423)	(156,206)	(54,337)
NET ASSETS	$5,609,206	$4,605,482	$10,707,246	$17,336,870
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$5,609,206	$4,605,482	$10,707,246	$17,336,870
Shares of beneficial interest	623,466	526,832	1,012,864	1,505,640
Net asset value, offering and redemption price per share	$9.00	$8.74	$10.57	$11.51

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
117 |

Statements of Assets and Liabilities (continued)
January 31, 2024

	Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund
ASSETS
Unaffiliated investments at cost	$14,579,890	$16,780,336	$15,116,483	$16,433,361
Affiliated investments at cost	4,522,873	4,027,441	3,250,943	2,363,317
Net unrealized appreciation on unaffiliated investments	648,021	966,582	819,288	966,041
Net unrealized depreciation on affiliated investments	(365,751)	(239,024)	(246,350)	(157,505)
Investments at value	19,385,033	21,535,335	18,940,364	19,605,214
Cash	6,075	5,085	—	8,610
Receivable for Fund shares sold	15,975	11,029	482,221	145,978
Receivable from investment adviser (Note 5)	12,885	13,092	13,637	13,242
Receivable for securities sold	—	—	502	—
Dividends and interest receivable	23,005	20,463	12,853	14,904
Dividends receivable from affiliates	3,038	2,055	1,087	—
Prepaid expenses (Note 6)	546	543	547	546
TOTAL ASSETS	19,446,557	21,587,602	19,451,211	19,788,494
LIABILITIES
Payable for securities purchased	9,538	7,519	3,247	35,272
Payable for Fund shares redeemed	4,623	9,304	97,897	13,499
Payable to custodian bank (Note 7)	—	—	749	—
Deferred Trustees’ fees (Note 5)	24,790	24,747	24,706	24,682
Administrative fees payable (Note 5)	744	826	723	739
Audit and tax services fees payable	32,224	32,224	32,224	32,224
Other accounts payable and accrued expenses	26,394	25,677	26,313	27,027
TOTAL LIABILITIES	98,313	100,297	185,859	133,443
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$19,348,244	$21,487,305	$19,265,352	$19,655,051
NET ASSETS CONSIST OF:
Paid-in capital	$19,126,013	$20,623,646	$18,655,071	$18,829,279
Accumulated earnings	222,231	863,659	610,281	825,772
NET ASSETS	$19,348,244	$21,487,305	$19,265,352	$19,655,051
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$19,348,244	$21,487,305	$19,265,352	$19,655,051
Shares of beneficial interest	1,697,146	1,856,589	1,602,662	1,653,173
Net asset value, offering and redemption price per share	$11.40	$11.57	$12.02	$11.89

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 118

Statements of Assets and Liabilities (continued)
January 31, 2024

	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund	Natixis Sustainable Future 2065 Fund
ASSETS
Unaffiliated investments at cost	$13,337,880	$10,657,467	$2,903,580
Affiliated investments at cost	1,789,235	1,422,504	393,239
Net unrealized appreciation on unaffiliated investments	771,482	721,798	73,768
Net unrealized depreciation on affiliated investments	(124,681)	(67,795)	(50,537)
Investments at value	15,773,916	12,733,974	3,320,050
Cash	—	—	913
Receivable for Fund shares sold	9,793	11,597	593
Receivable from investment adviser (Note 5)	13,296	15,297	10,120
Receivable for securities sold	569	38,487	569
Dividends and interest receivable	10,671	8,430	2,118
Prepaid expenses (Note 6)	544	543	1,145
TOTAL ASSETS	15,808,789	12,808,328	3,335,508
LIABILITIES
Payable for securities purchased	9,765	1,974	4,132
Payable for Fund shares redeemed	9,376	58,419	7
Payable to custodian bank (Note 7)	6,151	692	—
Deferred Trustees’ fees (Note 5)	24,624	24,559	6,318
Administrative fees payable (Note 5)	598	482	126
Audit and tax services fees payable	32,224	32,224	32,224
Other accounts payable and accrued expenses	25,397	27,542	15,286
TOTAL LIABILITIES	108,135	145,892	58,093
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$15,700,654	$12,662,436	$3,277,415
NET ASSETS CONSIST OF:
Paid-in capital	$14,984,601	$11,908,157	$3,298,217
Accumulated earnings (loss)	716,053	754,279	(20,802)
NET ASSETS	$15,700,654	$12,662,436	$3,277,415
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$15,700,654	$12,662,436	$3,277,415
Shares of beneficial interest	1,332,645	1,096,246	332,468
Net asset value, offering and redemption price per share	$11.78	$11.55	$9.86

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
119 |

Statements of Operations
For the Year Ended January 31, 2024

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$25,508	$24,581	$61,857	$126,327
Dividends from affiliated investments	75,684	48,745	85,931	117,262
Interest	41,628	30,621	67,431	105,155
Less net foreign taxes withheld	(82)	(78)	(185)	(388)
	142,738	103,869	215,034	348,356
Expenses
Management fees (Note 5)	6,149	5,491	13,278	25,880
Administrative fees (Note 5)	2,439	1,883	4,171	7,396
Trustees' fees and expenses (Note 5)	21,305	21,253	21,454	21,738
Transfer agent fees and expenses	1,737	2,030	2,227	2,646
Audit and tax services fees	35,660	35,660	35,660	35,660
Custodian fees and expenses	34,865	34,454	39,751	43,175
Legal fees	205	151	326	605
Registration fees	24,018	23,020	23,020	23,020
Regulatory filing fees	13,000	13,000	13,000	13,000
Shareholder reporting expenses	11,120	11,449	13,380	16,120
Miscellaneous expenses	16,003	15,961	16,073	16,725
Total expenses	166,501	164,352	182,340	205,965
Less waiver and/or expense reimbursement (Note 5)	(154,353)	(154,576)	(160,702)	(165,521)
Net expenses	12,148	9,776	21,638	40,444
Net investment income	130,590	94,093	193,396	307,912
Net realized and unrealized gain (loss) on Investments
Net realized gain (loss) on:
Unaffiliated investments	76,453	37,625	256,159	381,325
Affiliated investments	(11,027)	(21,623)	11,110	4,285
Distributions of capital gains received from unaffiliated investments	1,236	1,241	3,483	6,610
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	129,012	172,771	328,619	661,632
Affiliated investments	13,308	32,952	30,279	42,098
Net realized and unrealized gain on investments	208,982	222,966	629,650	1,095,950
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$339,572	$317,059	$823,046	$1,403,862
See accompanying notes to financial statements.
| 120

Statements of Operations (continued)
For the Year Ended January 31, 2024

	Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$156,311	$179,951	$174,682	$177,805
Dividends from affiliated investments	102,903	84,413	60,883	34,499
Interest	90,913	72,114	40,815	46,367
Less net foreign taxes withheld	(479)	(512)	(515)	(506)
	349,648	335,966	275,865	258,165
Expenses
Management fees (Note 5)	30,291	33,626	31,271	31,815
Administrative fees (Note 5)	7,974	8,178	7,431	7,200
Trustees' fees and expenses (Note 5)	21,793	21,795	21,725	21,703
Transfer agent fees and expenses	2,716	2,972	2,954	3,110
Audit and tax services fees	35,660	35,660	35,660	35,660
Custodian fees and expenses	48,395	46,293	46,046	47,690
Legal fees	653	650	596	564
Registration fees	23,020	23,020	23,020	23,020
Regulatory filing fees	13,000	13,000	13,000	13,000
Shareholder reporting expenses	16,701	17,370	17,478	18,003
Miscellaneous expenses	16,557	16,278	17,145	16,222
Total expenses	216,760	218,842	216,326	217,987
Less waiver and/or expense reimbursement (Note 5)	(169,959)	(169,355)	(173,999)	(174,417)
Net expenses	46,801	49,487	42,327	43,570
Net investment income	302,847	286,479	233,538	214,595
Net realized and unrealized gain (loss) on Investments
Net realized gain (loss) on:
Unaffiliated investments	515,795	592,930	567,443	487,430
Affiliated investments	(3,908)	12,890	(2,427)	5,770
Distributions of capital gains received from unaffiliated investments	7,783	9,456	9,210	9,843
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	833,779	1,062,742	1,004,559	1,102,505
Affiliated investments	56,256	47,875	58,233	44,992
Net realized and unrealized gain on investments	1,409,705	1,725,893	1,637,018	1,650,540
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,712,552	$2,012,372	$1,870,556	$1,865,135
See accompanying notes to financial statements.
121 |

Statements of Operations (continued)
For the Year Ended January 31, 2024

	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund	Natixis Sustainable Future 2065 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$153,088	$116,763	$33,648
Dividends from affiliated investments	23,585	18,556	4,914
Interest	31,346	24,791	5,829
Less net foreign taxes withheld	(430)	(301)	(101)
	207,589	159,809	44,290
Expenses
Management fees (Note 5)	26,842	20,454	6,055
Administrative fees (Note 5)	6,054	4,613	1,329
Trustees' fees and expenses (Note 5)	21,600	21,472	17,805
Transfer agent fees and expenses	2,899	3,282	1,298
Audit and tax services fees	35,660	35,660	35,660
Custodian fees and expenses	49,626	51,279	28,468
Legal fees	479	355	100
Registration fees	23,020	23,020	22,486
Regulatory filing fees	13,000	13,000	13,000
Shareholder reporting expenses	16,551	16,993	7,906
Miscellaneous expenses	16,722	16,429	15,614
Total expenses	212,453	206,557	149,721
Less waiver and/or expense reimbursement (Note 5)	(176,909)	(179,634)	(141,678)
Net expenses	35,544	26,923	8,043
Net investment income	172,045	132,886	36,247
Net realized and unrealized gain (loss) on Investments
Net realized gain (loss) on:
Unaffiliated investments	444,046	387,002	50,398
Affiliated investments	5,439	7,836	(2,219)
Distributions of capital gains received from unaffiliated investments	8,607	6,919	1,791
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	869,818	667,076	239,413
Affiliated investments	34,620	29,938	11,841
Net realized and unrealized gain on investments	1,362,530	1,098,771	301,224
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,534,575	$1,231,657	$337,471
See accompanying notes to financial statements.
| 122

Statements of Changes in Net Assets

	Natixis Sustainable Future 2015 Fund		Natixis Sustainable Future 2020 Fund		Natixis Sustainable Future 2025 Fund
	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2024	Year Ended January 31,2023
FROM OPERATIONS:
Net investment income	$130,590	$103,852	$94,093	$79,902	$193,396	$126,376
Net realized gain (loss) on investments, including distributions of capital gains received from investments	66,662	66,701	17,243	(51,717)	270,752	(166,682)
Net change in unrealized appreciation (depreciation) on investments	142,320	(435,216)	205,723	(292,796)	358,898	(523,537)
Net increase (decrease) in net assets resulting from operations	339,572	(264,663)	317,059	(264,611)	823,046	(563,843)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(185,130)	(230,294)	(102,733)	(231,839)	(271,430)	(310,484)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	89,042	1,107,046	188,968	348,092	1,580,292	(1,264,851)
Net increase (decrease) in net assets	243,484	612,089	403,294	(148,358)	2,131,908	(2,139,178)
NET ASSETS
Beginning of the year	5,365,722	4,753,633	4,202,188	4,350,546	8,575,338	10,714,516
End of the year	$5,609,206	$5,365,722	$4,605,482	$4,202,188	$10,707,246	$8,575,338
See accompanying notes to financial statements.
123 |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2030 Fund		Natixis Sustainable Future 2035 Fund		Natixis Sustainable Future 2040 Fund
	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2024	Year Ended January 31,2023
FROM OPERATIONS:
Net investment income	$307,912	$234,158	$302,847	$218,855	$286,479	$180,534
Net realized gain on investments, including distributions of capital gains received from investments	392,220	36,155	519,670	150,558	615,276	67,655
Net change in unrealized appreciation (depreciation) on investments	703,730	(1,226,320)	890,035	(968,921)	1,110,617	(639,773)
Net increase (decrease) in net assets resulting from operations	1,403,862	(956,007)	1,712,552	(599,508)	2,012,372	(391,584)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(479,339)	(822,453)	(808,219)	(724,780)	(615,852)	(583,854)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	1,243,373	1,643,571	1,601,082	4,977,762	4,503,627	4,942,379
Net increase (decrease) in net assets	2,167,896	(134,889)	2,505,415	3,653,474	5,900,147	3,966,941
NET ASSETS
Beginning of the year	15,168,974	15,303,863	16,842,829	13,189,355	15,587,158	11,620,217
End of the year	$17,336,870	$15,168,974	$19,348,244	$16,842,829	$21,487,305	$15,587,158
See accompanying notes to financial statements.
| 124

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2045 Fund		Natixis Sustainable Future 2050 Fund		Natixis Sustainable Future 2055 Fund
	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2024	Year Ended January 31,2023
FROM OPERATIONS:
Net investment income	$233,538	$169,213	$214,595	$142,781	$172,045	$114,861
Net realized gain on investments, including distributions of capital gains received from investments	574,226	122,024	503,043	71,446	458,092	55,494
Net change in unrealized appreciation (depreciation) on investments	1,062,792	(731,471)	1,147,497	(627,266)	904,438	(439,039)
Net increase (decrease) in net assets resulting from operations	1,870,556	(440,234)	1,865,135	(413,039)	1,534,575	(268,684)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(703,258)	(570,515)	(599,158)	(500,254)	(515,380)	(342,817)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	3,403,310	4,109,650	5,163,277	3,819,234	3,584,808	3,567,685
Net increase in net assets	4,570,608	3,098,901	6,429,254	2,905,941	4,604,003	2,956,184
NET ASSETS
Beginning of the year	14,694,744	11,595,843	13,225,797	10,319,856	11,096,651	8,140,467
End of the year	$19,265,352	$14,694,744	$19,655,051	$13,225,797	$15,700,654	$11,096,651
See accompanying notes to financial statements.
125 |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2060 Fund		Natixis Sustainable Future 2065 Fund
	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2024	Year Ended January 31,2023
FROM OPERATIONS:
Net investment income	$132,886	$78,550	$36,247	$32,393
Net realized gain (loss) on investments, including distributions of capital gains received from investments	401,757	53,757	49,970	(86,235)
Net change in unrealized appreciation (depreciation) on investments	697,014	(329,773)	251,254	(110,140)
Net increase (decrease) in net assets resulting from operations	1,231,657	(197,466)	337,471	(163,982)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(378,012)	(272,397)	(39,672)	(37,166)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	4,017,228	2,714,363	234,468	63,861
Net increase (decrease) in net assets	4,870,873	2,244,500	532,267	(137,287)
NET ASSETS
Beginning of the year	7,791,563	5,547,063	2,745,148	2,882,435
End of the year	$12,662,436	$7,791,563	$3,277,415	$2,745,148
See accompanying notes to financial statements.
| 126

Financial Highlights
For a share outstanding throughout each period.

	Sustainable Future 2015 Fund—Class N
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$8.71	$9.83	$10.37	$10.70	$10.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.20	0.16	0.12	0.17
Net realized and unrealized gain (loss)	0.38	(0.90)	0.40	1.25	1.02
Total from Investment Operations	0.60	(0.70)	0.56	1.37	1.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.21)	(0.19)	(0.25)	(0.18)
Net realized capital gains	(0.08)	(0.21)	(0.91)	(1.45)	(0.42)
Total Distributions	(0.31)	(0.42)	(1.10)	(1.70)	(0.60)
Net asset value, end of the period	$9.00	$8.71	$9.83	$10.37	$10.70
Total return(b)	6.93%	(6.97)%	5.15%	12.97%	11.81%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,609	$5,366	$4,754	$4,204	$6,191
Net expenses(c)	0.23%(d)	0.25%(e)(f)	0.28%(g)	0.31%(h)	0.31%(i)(j)
Gross expenses	3.16%(d)	3.41%(f)	3.08%(g)	3.08%(h)	3.70%(j)
Net investment income	2.48%	2.31%	1.47%	1.09%	1.62%
Portfolio turnover rate	22%	28%	50%	61%	73%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.50% and 3.43%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.55% to 0.50%.
(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.52% and 3.68%, respectively.

(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.35%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.32%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.97%, respectively.

See accompanying notes to financial statements.
127 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2020 Fund—Class N
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$8.30	$9.41	$9.37	$10.66	$9.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.17	0.13	0.11	0.17
Net realized and unrealized gain (loss)	0.45	(0.80)	0.49	1.38	1.06
Total from Investment Operations	0.64	(0.63)	0.62	1.49	1.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.20)	(0.14)	(0.29)	(0.18)
Net realized capital gains	—	(0.28)	(0.44)	(2.49)	(0.36)
Total Distributions	(0.20)	(0.48)	(0.58)	(2.78)	(0.54)
Net asset value, end of the period	$8.74	$8.30	$9.41	$9.37	$10.66
Total return(b)	7.75%(c)	(6.64)%	6.35%	14.26%	12.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,605	$4,202	$4,351	$2,912	$6,006
Net expenses(d)	0.24%(e)	0.26%(f)(g)	0.29%(h)	0.32%(i)	0.32%(j)(k)
Gross expenses	4.04%(e)	4.22%(g)	3.66%(h)	3.88%(i)	3.69%(k)
Net investment income	2.31%	2.04%	1.30%	1.08%	1.60%
Portfolio turnover rate	27%	88%	46%	95%	74%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)
Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.50% and 4.30%, respectively.

(f)	Effective June 1, 2022, the expense limit decreased from 0.55% to 0.50%.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.52% and 4.48%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.92%, respectively.

(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 4.11%, respectively.

(j)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.95%, respectively.

See accompanying notes to financial statements.
| 128

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2025 Fund—Class N
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$10.04	$11.21	$11.42	$10.89	$10.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.17	0.14	0.12	0.17
Net realized and unrealized gain (loss)	0.59	(0.95)	0.68	1.41	1.12
Total from Investment Operations	0.81	(0.78)	0.82	1.53	1.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.19)	(0.16)	(0.16)	(0.17)
Net realized capital gains	(0.08)	(0.20)	(0.87)	(0.84)	(0.45)
Total Distributions	(0.28)	(0.39)	(1.03)	(1.00)	(0.62)
Net asset value, end of the period	$10.57	$10.04	$11.21	$11.42	$10.89
Total return(b)	8.13%(c)	(6.90)%	6.84%	14.35%	12.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$10,707	$8,575	$10,715	$7,192	$6,015
Net expenses(d)	0.24%(e)	0.28%(f)(g)	0.30%(h)	0.33%(i)	0.34%(j)(k)
Gross expenses	2.02%(e)	2.40%(g)	1.76%(h)	3.00%(i)	4.18%(k)
Net investment income	2.15%	1.68%	1.15%	1.08%	1.59%
Portfolio turnover rate	37%	86%	49%	84%	67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)
Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.51% and 2.29%, respectively.

(f)	Effective June 1, 2022, the expense limit decreased from 0.56% to 0.51%.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.53% and 2.65%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 2.02%, respectively.

(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 3.23%, respectively.

(j)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.56%.
(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 4.43%, respectively.

See accompanying notes to financial statements.
129 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2030 Fund—Class N
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$10.87	$12.27	$11.97	$11.15	$10.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.18	0.15	0.12	0.17
Net realized and unrealized gain (loss)	0.74	(0.97)	0.86	1.60	1.19
Total from Investment Operations	0.95	(0.79)	1.01	1.72	1.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.19)	(0.15)	(0.18)	(0.14)
Net realized capital gains	(0.11)	(0.42)	(0.56)	(0.72)	(0.46)
Total Distributions	(0.31)	(0.61)	(0.71)	(0.90)	(0.60)
Net asset value, end of the period	$11.51	$10.87	$12.27	$11.97	$11.15
Total return(b)	8.82%(c)	(6.38)%	8.30%	15.88%	13.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$17,337	$15,169	$15,304	$7,665	$6,250
Net expenses(d)	0.25%(e)	0.28%(f)(g)	0.31%(h)	0.34%(i)	0.37%(j)(k)
Gross expenses	1.29%(e)	1.40%(g)	1.43%(h)	2.88%(i)	4.37%(k)
Net investment income	1.93%	1.63%	1.14%	1.06%	1.55%
Portfolio turnover rate	30%	61%	24%	69%	80%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)
Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.52% and 1.56%, respectively.

(f)	Effective June 1, 2022, the expense limit decreased from 0.57% to 0.52%.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 1.66%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 1.69%, respectively.

(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.11%, respectively.

(j)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.57%.
(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.60%, respectively.

See accompanying notes to financial statements.
| 130

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2035 Fund—Class N
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$10.85	$12.21	$12.02	$11.24	$10.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.17	0.14	0.11	0.16
Net realized and unrealized gain (loss)	0.86	(0.96)	1.07	1.70	1.33
Total from Investment Operations	1.05	(0.79)	1.21	1.81	1.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.17)	(0.14)	(0.17)	(0.17)
Net realized capital gains	(0.31)	(0.40)	(0.88)	(0.86)	(0.54)
Total Distributions	(0.50)	(0.57)	(1.02)	(1.03)	(0.71)
Net asset value, end of the period	$11.40	$10.85	$12.21	$12.02	$11.24
Total return(b)	9.83%	(6.35)%	9.85%	16.62%	14.29%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$19,348	$16,843	$13,189	$7,322	$5,566
Net expenses(c)	0.27%(d)	0.29%(e)(f)	0.33%(g)	0.36%(h)	0.39%(i)(j)
Gross expenses	1.26%(d)	1.37%(f)	1.62%(g)	3.05%(h)	3.95%(j)
Net investment income	1.76%	1.57%	1.08%	0.97%	1.47%
Portfolio turnover rate	28%	39%	34%	89%	63%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.53% and 1.52%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.58% to 0.53%.
(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 1.63%, respectively.

(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 1.87%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.27%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.58%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.16%, respectively.

See accompanying notes to financial statements.
131 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2040 Fund—Class N
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$10.76	$12.03	$11.69	$11.18	$10.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.16	0.13	0.10	0.16
Net realized and unrealized gain (loss)	0.98	(0.94)	1.12	1.85	1.29
Total from Investment Operations	1.16	(0.78)	1.25	1.95	1.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.14)	(0.12)	(0.19)	(0.15)
Net realized capital gains	(0.19)	(0.35)	(0.79)	(1.25)	(0.55)
Total Distributions	(0.35)	(0.49)	(0.91)	(1.44)	(0.70)
Net asset value, end of the period	$11.57	$10.76	$12.03	$11.69	$11.18
Total return(b)	10.82%	(6.30)%	10.49%	18.04%	13.94%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$21,487	$15,587	$11,620	$5,431	$5,662
Net expenses(c)	0.28%(d)	0.30%(e)(f)	0.33%(g)	0.36%(h)	0.39%(i)(j)
Gross expenses	1.24%(d)	1.62%(f)	1.99%(g)	3.38%(h)	4.45%(j)
Net investment income	1.62%	1.49%	1.01%	0.94%	1.50%
Portfolio turnover rate	27%	41%	34%	64%	63%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 1.50%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.59% to 0.54%.
(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 1.88%, respectively.

(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.25%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.61%, respectively

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 4.67%, respectively.

See accompanying notes to financial statements.
| 132

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2045 Fund—Class N
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$11.25	$12.53	$12.12	$11.17	$10.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.15	0.13	0.10	0.16
Net realized and unrealized gain (loss)	1.08	(0.91)	1.29	1.89	1.37
Total from Investment Operations	1.25	(0.76)	1.42	1.99	1.53
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.14)	(0.13)	(0.18)	(0.15)
Net realized capital gains	(0.32)	(0.38)	(0.88)	(0.86)	(0.59)
Total Distributions	(0.48)	(0.52)	(1.01)	(1.04)	(0.74)
Net asset value, end of the period	$12.02	$11.25	$12.53	$12.12	$11.17
Total return(b)	11.19%	(5.89)%	11.36%	18.30%	14.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$19,265	$14,695	$11,596	$6,283	$4,951
Net expenses(c)	0.26%(d)	0.28%(e)(f)	0.33%(g)	0.37%(h)	0.40%(i)(j)
Gross expenses	1.35%(d)	1.60%(f)	1.93%(g)	3.63%(h)	5.12%(j)
Net investment income	1.45%	1.41%	0.97%	0.93%	1.45%
Portfolio turnover rate	31%	39%	42%	72%	58%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 1.63%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.59% to 0.54%.
(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 1.88%, respectively.

(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.19%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.85%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 5.33%, respectively.

See accompanying notes to financial statements.
133 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2050 Fund—Class N
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$11.03	$12.31	$11.75	$11.15	$10.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.14	0.12	0.10	0.16
Net realized and unrealized gain (loss)	1.11	(0.92)	1.25	1.92	1.35
Total from Investment Operations	1.26	(0.78)	1.37	2.02	1.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.13)	(0.12)	(0.18)	(0.15)
Net realized capital gains	(0.26)	(0.37)	(0.69)	(1.24)	(0.62)
Total Distributions	(0.40)	(0.50)	(0.81)	(1.42)	(0.77)
Net asset value, end of the period	$11.89	$11.03	$12.31	$11.75	$11.15
Total return(b)	11.49%	(6.24)%	11.40%	18.94%	14.57%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$19,655	$13,226	$10,320	$5,017	$4,557
Net expenses(c)	0.28%(d)	0.30%(e)(f)	0.34%(g)	0.38%(h)	0.41%(i)(j)
Gross expenses	1.40%(d)	1.78%(f)	2.12%(g)	4.00%(h)	5.24%(j)
Net investment income	1.38%	1.33%	0.91%	0.90%	1.43%
Portfolio turnover rate	23%	40%	38%	80%	75%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 1.67%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 2.05%, respectively.

(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.38%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.22%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.45%, respectively.

See accompanying notes to financial statements.
| 134

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2055 Fund—Class N
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$10.93	$12.08	$11.53	$11.11	$10.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.14	0.12	0.10	0.16
Net realized and unrealized gain (loss)	1.12	(0.88)	1.22	1.86	1.40
Total from Investment Operations	1.27	(0.74)	1.34	1.96	1.56
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.12)	(0.12)	(0.20)	(0.16)
Net realized capital gains	(0.28)	(0.29)	(0.67)	(1.34)	(0.72)
Total Distributions	(0.42)	(0.41)	(0.79)	(1.54)	(0.88)
Net asset value, end of the period	$11.78	$10.93	$12.08	$11.53	$11.11
Total return(b)	11.68%	(6.02)%	11.33%	18.07%	14.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$15,701	$11,097	$8,140	$3,836	$4,178
Net expenses(c)	0.27%(d)	0.29%(e)(f)	0.33%(g)	0.39%(h)	0.42%(i)(j)
Gross expenses	1.62%(d)	2.09%(f)	2.68%(g)	4.49%(h)	5.63%(j)
Net investment income	1.31%	1.30%	0.90%	0.88%	1.42%
Portfolio turnover rate	31%	37%	38%	71%	64%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 1.90%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 2.37%, respectively.

(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.95%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.70%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.83%, respectively.

See accompanying notes to financial statements.
135 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2060 Fund—Class N
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$10.68	$11.85	$11.64	$11.03	$10.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.13	0.11	0.10	0.16
Net realized and unrealized gain (loss)	1.11	(0.83)	1.31	1.95	1.38
Total from Investment Operations	1.25	(0.70)	1.42	2.05	1.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.12)	(0.14)	(0.19)	(0.17)
Net realized capital gains	(0.25)	(0.35)	(1.07)	(1.25)	(0.74)
Total Distributions	(0.38)	(0.47)	(1.21)	(1.44)	(0.91)
Net asset value, end of the period	$11.55	$10.68	$11.85	$11.64	$11.03
Total return(b)	11.78%	(5.82)%	11.72%	19.09%	14.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$12,662	$7,792	$5,547	$3,657	$3,198
Net expenses(c)	0.27%(d)	0.29%(e)(f)	0.34%(g)	0.38%(h)	0.42%(i)(j)
Gross expenses	2.07%(d)	2.94%(f)	3.27%(g)	5.25%(h)	6.03%(j)
Net investment income	1.33%	1.30%	0.87%	0.95%	1.45%
Portfolio turnover rate	31%	42%	43%	79%	64%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 2.35%, respectively.

(e)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(f)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.22%, respectively.

(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 3.53%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 5.47%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 6.23%, respectively.

See accompanying notes to financial statements.
| 136

Financial Highlights (continued)
For a share outstanding throughout each period.

	Sustainable Future 2065 Fund—Class N
	Year Ended January 31, 2024	Year Ended January 31, 2023	Period Ended January 31, 2022*
Net asset value, beginning of the period	$8.93	$9.61	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.11	0.01
Net realized and unrealized gain (loss)	0.93	(0.67)	(0.38)
Total from Investment Operations	1.05	(0.56)	(0.37)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.12)	(0.01)
Net realized capital gains	—	—	(0.01)
Total Distributions	(0.12)	(0.12)	(0.02)
Net asset value, end of the period	$9.86	$8.93	$9.61
Total return(b)	11.76%	(5.69)%	(3.66)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,277	$2,745	$2,882
Net expenses(d)	0.28%(e)	0.30%(f)(g)	0.34%(h)(i)
Gross expenses	5.21%(e)	5.58%(g)	8.08%(h)(i)
Net investment income	1.26%	1.26%	1.06%(h)
Portfolio turnover rate	18%	42%	5%

*	From commencement of operations on December 15, 2021 through January 31, 2022.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 5.48%, respectively.

(f)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 5.85%, respectively.

(h)	Computed on an annualized basis for periods less than one year.
(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 8.34%, respectively.

See accompanying notes to financial statements.
137 |

Notes to Financial Statements
January 31, 2024
1.Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis Funds Trust IV:
Natixis Sustainable Future 2015 Fund® (“Sustainable Future 2015 Fund”)
Natixis Sustainable Future 2020 Fund® (“Sustainable Future 2020 Fund”)
Natixis Sustainable Future 2025 Fund® (“Sustainable Future 2025 Fund”)
Natixis Sustainable Future 2030 Fund® (“Sustainable Future 2030 Fund”)
Natixis Sustainable Future 2035 Fund® (“Sustainable Future 2035 Fund”)
Natixis Sustainable Future 2040 Fund® (“Sustainable Future 2040 Fund”)
Natixis Sustainable Future 2045 Fund® (“Sustainable Future 2045 Fund”)
Natixis Sustainable Future 2050 Fund® (“Sustainable Future 2050 Fund”)
Natixis Sustainable Future 2055 Fund® (“Sustainable Future 2055 Fund”)
Natixis Sustainable Future 2060 Fund® (“Sustainable Future 2060 Fund”)
Natixis Sustainable Future 2065 Fund® (“Sustainable Future 2065 Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class N shares. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds' prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”).
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a
| 138

Notes to Financial Statements (continued)
January 31, 2024
declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of January 31, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are
139 |

Notes to Financial Statements (continued)
January 31, 2024
reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, premium amortization and passive foreign investment company adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, passive foreign investment company adjustments and premium amortization. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2024 and 2023 was as follows:
	2024 Distributions			2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Sustainable Future 2015 Fund	$154,612	$30,518	$185,130	$124,815	$105,479	$230,294
Sustainable Future 2020 Fund	102,733	—	102,733	98,827	133,012	231,839
Sustainable Future 2025 Fund	236,882	34,548	271,430	150,882	159,602	310,484
Sustainable Future 2030 Fund	369,559	109,780	479,339	268,759	553,694	822,453
Sustainable Future 2035 Fund	417,154	391,065	808,219	242,767	482,013	724,780
Sustainable Future 2040 Fund	375,628	240,224	615,852	199,682	384,172	583,854
Sustainable Future 2045 Fund	342,934	360,324	703,258	182,305	388,210	570,515
Sustainable Future 2050 Fund	303,732	295,426	599,158	158,765	341,489	500,254
Sustainable Future 2055 Fund	248,320	267,060	515,380	126,050	216,767	342,817
Sustainable Future 2060 Fund	184,943	193,069	378,012	84,100	188,297	272,397
Sustainable Future 2065 Fund	39,672	—	39,672	37,166	—	37,166
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of January 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Undistributed ordinary income	$18,135	$6,740	$56,607	$96,781	$104,391
Undistributed long-term capital gains	22,023	—	126,400	150,438	122,531
Total undistributed earnings	40,158	6,740	183,007	247,219	226,922
Unrealized appreciation (depreciation)	(199,248)	(181,576)	(314,551)	(276,771)	20,099
Total accumulated earnings (losses)	$(159,090)	$(174,836)	$(131,544)	$(29,552)	$247,021
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	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund	Sustainable Future 2065 Fund
Undistributed ordinary income	$130,073	$109,986	$112,858	$94,057	$81,332	$1,184
Undistributed long-term capital gains	285,021	120,347	105,382	148,936	207,871	—
Total undistributed earnings	415,094	230,333	218,240	242,993	289,203	1,184
Capital loss carryforward:
Short-term:
No expiration date	—	—	—	—	—	(6,298)
Unrealized appreciation (depreciation)	473,312	404,654	632,213	497,685	489,635	(9,370)
Total accumulated earnings (losses)	$888,406	$634,987	$850,453	$740,678	$778,838	$(14,484)
As of January 31, 2024, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Federal tax cost	$5,866,682	$4,842,710	$11,052,536	$17,612,208	$19,364,934
Gross tax appreciation	$279,372	$241,967	$498,453	$762,396	$1,203,552
Gross tax depreciation	(478,620)	(423,543)	(813,004)	(1,039,167)	(1,183,453)
Net tax appreciation (depreciation)	$(199,248)	$(181,576)	$(314,551)	$(276,771)	$20,099

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund	Sustainable Future 2065 Fund
Federal tax cost	$21,062,023	$18,535,710	$18,973,001	$15,276,231	$12,244,339	$3,329,420
Gross tax appreciation	$1,456,549	$1,428,043	$1,532,650	$1,209,984	$904,650	$247,140
Gross tax depreciation	(983,237)	(1,023,389)	(900,437)	(712,299)	(415,015)	(256,510)
Net tax appreciation (depreciation)	$473,312	$404,654	$632,213	$497,685	$489,635	$(9,370)
f. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of January 31, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
h. Regulatory Update. Effective January 24, 2023, the SEC adopted a release (the “Release”) containing rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. In addition to the removal of financial statements from the new tailored shareholder reports, the Release requires mandatory mailing of the reports, unless a shareholder specifically opts out and chooses electronic delivery. The Release also requires that the new tailored shareholder reports be no longer than 2-4
141 |

Notes to Financial Statements (continued)
January 31, 2024
pages, include only a single share class of a single fund, and use a broad-based securities market index for performance comparison purposes. Management is evaluating the impact of the Release on the content of the current shareholder report and newly created tailored shareholder reports and expects to meet the required compliance date of July 24, 2024.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of January 31, 2024, at value:
Sustainable Future 2015 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,429,064	$—	$—	$1,429,064
Bonds and Notes(a)	—	1,192,763	—	1,192,763
Exchange-Traded Funds	188,727	—	—	188,727
Mutual Funds	272,806	—	—	272,806
Affiliated Mutual Funds	2,433,226	—	—	2,433,226
Short-Term Investments	—	150,848	—	150,848
Total Investments	$4,323,823	$1,343,611	$—	$5,667,434

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 142

Notes to Financial Statements (continued)
January 31, 2024

Sustainable Future 2020 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,434,246	$—	$—	$1,434,246
Bonds and Notes(a)	—	911,976	—	911,976
Exchange-Traded Funds	191,361	—	—	191,361
Mutual Funds	261,776	—	—	261,776
Affiliated Mutual Funds	1,717,221	—	—	1,717,221
Short-Term Investments	—	144,554	—	144,554
Total Investments	$3,604,604	$1,056,530	$—	$4,661,134

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2025 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,788,431	$—	$—	$3,788,431
Bonds and Notes(a)	—	2,069,721	—	2,069,721
Exchange-Traded Funds	530,738	—	—	530,738
Mutual Funds	795,546	—	—	795,546
Affiliated Mutual Funds	3,318,738	—	—	3,318,738
Short-Term Investments	—	234,811	—	234,811
Total Investments	$8,433,453	$2,304,532	$—	$10,737,985

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2030 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,958,725	$—	$—	$6,958,725
Bonds and Notes(a)	—	2,937,629	—	2,937,629
Exchange-Traded Funds	974,864	—	—	974,864
Mutual Funds	1,567,496	—	—	1,567,496
Affiliated Mutual Funds	4,345,178	—	—	4,345,178
Short-Term Investments	—	551,545	—	551,545
Total Investments	$13,846,263	$3,489,174	$—	$17,335,437

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
January 31, 2024

Sustainable Future 2035 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,032,256	$—	$—	$9,032,256
Bonds and Notes(a)	—	2,436,092	—	2,436,092
Exchange-Traded Funds	1,252,386	—	—	1,252,386
Mutual Funds	1,930,457	—	—	1,930,457
Affiliated Mutual Funds	4,157,122	—	—	4,157,122
Short-Term Investments	—	576,720	—	576,720
Total Investments	$16,372,221	$3,012,812	$—	$19,385,033

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2040 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$11,345,596	$—	$—	$11,345,596
Bonds and Notes(a)	—	1,807,698	—	1,807,698
Exchange-Traded Funds	1,506,731	—	—	1,506,731
Mutual Funds	2,359,151	—	—	2,359,151
Affiliated Mutual Funds	3,788,417	—	—	3,788,417
Short-Term Investments	—	727,742	—	727,742
Total Investments	$18,999,895	$2,535,440	$—	$21,535,335

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2045 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,535,432	$—	$—	$10,535,432
Bonds and Notes(a)	—	858,327	—	858,327
Exchange-Traded Funds	1,498,378	—	—	1,498,378
Mutual Funds	2,437,443	—	—	2,437,443
Affiliated Mutual Funds	3,004,593	—	—	3,004,593
Short-Term Investments	—	606,191	—	606,191
Total Investments	$17,475,846	$1,464,518	$—	$18,940,364

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
January 31, 2024

Sustainable Future 2050 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$11,330,451	$—	$—	$11,330,451
Bonds and Notes(a)	—	1,057,215	—	1,057,215
Exchange-Traded Funds	1,656,704	—	—	1,656,704
Mutual Funds	2,636,638	—	—	2,636,638
Affiliated Mutual Funds	2,205,812	—	—	2,205,812
Short-Term Investments	—	718,394	—	718,394
Total Investments	$17,829,605	$1,775,609	$—	$19,605,214

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2055 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,227,081	$—	$—	$9,227,081
Bonds and Notes(a)	—	638,547	—	638,547
Exchange-Traded Funds	1,429,976	—	—	1,429,976
Mutual Funds	2,275,602	—	—	2,275,602
Affiliated Mutual Funds	1,664,554	—	—	1,664,554
Short-Term Investments	—	538,156	—	538,156
Total Investments	$14,597,213	$1,176,703	$—	$15,773,916

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2060 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,460,256	$—	$—	$7,460,256
Bonds and Notes(a)	—	509,724	—	509,724
Exchange-Traded Funds	1,163,365	—	—	1,163,365
Mutual Funds	1,859,059	—	—	1,859,059
Affiliated Mutual Funds	1,354,709	—	—	1,354,709
Short-Term Investments	—	386,861	—	386,861
Total Investments	$11,837,389	$896,585	$—	$12,733,974

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
145 |

Notes to Financial Statements (continued)
January 31, 2024

Sustainable Future 2065 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,966,457	$—	$—	$1,966,457
Bonds and Notes(a)	—	126,090	—	126,090
Exchange-Traded Funds	294,077	—	—	294,077
Mutual Funds	473,159	—	—	473,159
Affiliated Mutual Funds	342,702	—	—	342,702
Short-Term Investments	—	117,565	—	117,565
Total Investments	$3,076,395	$243,655	$—	$3,320,050

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the year ended January 31, 2024, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Sustainable Future 2015 Fund	$168,724	$142,957	$1,053,091	$993,650
Sustainable Future 2020 Fund	161,362	107,391	1,111,309	975,934
Sustainable Future 2025 Fund	336,209	236,918	4,480,488	3,010,034
Sustainable Future 2030 Fund	718,084	441,152	4,899,321	4,267,923
Sustainable Future 2035 Fund	433,533	195,205	5,313,387	4,530,085
Sustainable Future 2040 Fund	401,119	154,717	8,248,688	4,491,743
Sustainable Future 2045 Fund	191,694	91,585	7,130,547	4,731,182
Sustainable Future 2050 Fund	215,185	78,499	7,732,311	3,385,676
Sustainable Future 2055 Fund	272,118	194,982	6,757,166	3,707,960
Sustainable Future 2060 Fund	128,266	54,819	6,542,700	2,904,409
Sustainable Future 2065 Fund	23,394	13,849	673,511	494,288
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Advisors, through its Natixis Investment Managers Solutions division, makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment, AIA U.S. Small/Mid Cap ESG Segment, AIA International Developed Markets Equity ESG Segment and AIA U.S. Large Cap Core ESG Segment. Additionally, Natixis Advisors performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund, and oversees, evaluates and monitors the subadvisory services provided to each Fund. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.
Natixis Advisors has entered into a subadvisory agreement with Harris Associates L.P. (“Harris”) with respect to the Harris Associates Large Cap Value Segment of each Fund. Harris is a limited partnership whose sole general partner, Harris Associates Inc., is a subsidiary of Natixis Investment Managers, LLC.
Natixis Advisors has entered into a subadvisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Loomis Sayles All Cap Growth Segment and Loomis Sayles Core Fixed Income Segment of each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.
The aggregate management fee to be paid by each Fund is equal to the sum of:  (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment, (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment and (iv) effective October 17, 2022, 0.165% of the average daily net assets of the AIA U.S. Large Cap Core ESG Segment, each payable to Natixis Advisors as adviser; (v) 0.52% of the average daily net assets of the Harris Associates Large Cap Value Segment, payable by the Fund directly to Harris as sub-
| 146

Notes to Financial Statements (continued)
January 31, 2024
adviser; (vi) 0.35% of the average daily net assets of the Loomis Sayles All Cap Growth Segment, and (vii) 0.15% of the average daily net assets of the Loomis Sayles Core Fixed Income Segment, each payable by the Fund directly to Loomis Sayles as sub-adviser. The aggregate management fee payable by each Fund is subject to a maximum equal to the sum of:  (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors and (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser.
Natixis Advisors will voluntarily waive its fee for the management of a segment for any period during which the segment is invested entirely in unaffiliated exchange-traded funds. During the year ended January 31, 2024, management fees payable to Natixis Advisors with respect to the AIA International Developed Markets Equity ESG Segment were voluntarily waived.
Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including fees paid to the sub-advisers and expenses of the underlying funds in which each fund invests, to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2024, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/ reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended January 31, 2024, the Funds' expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Sustainable Future 2015 Fund	0.50%
Sustainable Future 2020 Fund	0.50%
Sustainable Future 2025 Fund	0.51%
Sustainable Future 2030 Fund	0.52%
Sustainable Future 2035 Fund	0.53%
Sustainable Future 2040 Fund	0.54%
Sustainable Future 2045 Fund	0.54%
Sustainable Future 2050 Fund	0.55%
Sustainable Future 2055 Fund	0.55%
Sustainable Future 2060 Fund	0.55%
Sustainable Future 2065 Fund	0.55%
Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent a Fund’s annual operating expenses fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
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Notes to Financial Statements (continued)
January 31, 2024
For the year ended January 31, 2024, the management fees and waivers/reimbursements of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Reimbursement of Sub-adviser Fees[3]	Net Management Fees	Percentage of Average Daily Net Assets
Fund						Gross	Net
Sustainable Future 2015 Fund	$6,149	$819	$348	$4,982	$—	0.12%	— %
Sustainable Future 2020 Fund	5,491	785	334	4,372	—	0.13%	— %
Sustainable Future 2025 Fund	13,278	1,959	892	10,427	—	0.15%	— %
Sustainable Future 2030 Fund	25,880	4,008	1,796	20,076	—	0.16%	— %
Sustainable Future 2035 Fund	30,291	4,973	2,222	23,096	—	0.18%	— %
Sustainable Future 2040 Fund	33,626	5,801	2,461	25,364	—	0.19%	— %
Sustainable Future 2045 Fund	31,271	5,533	2,542	23,196	—	0.19%	— %
Sustainable Future 2050 Fund	31,815	5,595	2,631	23,589	—	0.20%	— %
Sustainable Future 2055 Fund	26,842	4,752	2,345	19,745	—	0.21%	— %
Sustainable Future 2060 Fund	20,454	3,626	1,793	15,035	—	0.21%	— %
Sustainable Future 2065 Fund	6,055	1,015	510	4,530	—	0.21%	— %

[1]
Waiver of Natixis Advisors’ management fee with respect to the AIA U.S. Large Cap Core ESG, AIA U.S. Large Cap Value ESG and AIA U.S. Small/Mid Cap ESG
Segments is subject to possible recovery until January 31, 2025.

[2]
Voluntary waiver of Natixis Advisors’ management fee with respect to the AIA International Developed Markets Equity ESG Segment is not subject to recovery under the expense limitation agreements described above.

[3]	Contractual reimbursements of fees paid directly to sub-advisers are subject to possible recovery until January 31, 2025.
For the year ended January 31, 2024, expenses have been reimbursed as follows (including fees paid to the sub-advisers included in the table above):
Fund	Sub-Adviser Fees[4]	Other Expenses[4]	Total Reimbursement[4]
Sustainable Future 2015 Fund	$4,982	$148,204	$153,186
Sustainable Future 2020 Fund	4,372	149,085	153,457
Sustainable Future 2025 Fund	10,427	147,424	157,851
Sustainable Future 2030 Fund	20,076	139,641	159,717
Sustainable Future 2035 Fund	23,096	139,668	162,764
Sustainable Future 2040 Fund	25,364	135,729	161,093
Sustainable Future 2045 Fund	23,196	142,728	165,924
Sustainable Future 2050 Fund	23,589	142,602	166,191
Sustainable Future 2055 Fund	19,745	150,067	169,812
Sustainable Future 2060 Fund	15,035	159,180	174,215
Sustainable Future 2065 Fund	4,530	135,623	140,153

[4]	Contractual expense reimbursements are subject to possible recovery until January 31, 2025.
No expenses were recovered during the year ended January 31, 2024, under the terms of the expense limitation agreement.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
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Notes to Financial Statements (continued)
January 31, 2024
For the year ended January 31, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Sustainable Future 2015 Fund	$2,439
Sustainable Future 2020 Fund	1,883
Sustainable Future 2025 Fund	4,171
Sustainable Future 2030 Fund	7,396
Sustainable Future 2035 Fund	7,974
Sustainable Future 2040 Fund	8,178
Sustainable Future 2045 Fund	7,431
Sustainable Future 2050 Fund	7,200
Sustainable Future 2055 Fund	6,054
Sustainable Future 2060 Fund	4,613
Sustainable Future 2065 Fund	1,329
d. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $385,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2024, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $369,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee received a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attended in person. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $20,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.
e. Affiliated Ownership. As of January 31, 2024, the percentage of net assets owned by Natixis Investment Managers, LLC is as follows:
Percentage of Net Assets
Sustainable Future 2065 Fund	90.25%
Investment activities of affiliated shareholders could have material impacts on the Funds.
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Notes to Financial Statements (continued)
January 31, 2024
f. Affiliated Fund Transactions. A summary of affiliated fund transactions for each underlying fund held by the Funds for the year ended January 31, 2024, is as follows:
Sustainable Future 2015 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$863,879	$181,088	$84,591	$(5,195)	$(13,228)	$941,953	97,511	$34,451
Loomis Sayles Limited Term Government and Agency Fund, Class N	633,755	124,440	79,453	(3,842)	5,416	680,316	62,934	25,299
Mirova Global Green Bond Fund, Class N	579,164	90,806	60,527	(5,385)	18,921	622,979	73,378	13,358
Mirova International Sustainable Equity Fund, Class N	184,929	30,934	33,479	3,395	2,199	187,978	15,863	2,576
	$2,261,727	$427,268	$258,050	$(11,027)	$13,308	$2,433,226	249,686	$75,684

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2020 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$488,752	$169,441	$75,805	$(11,493)	$3,896	$574,791	59,502	$19,346
Loomis Sayles Limited Term Government and Agency Fund, Class N	417,500	130,081	69,549	(1,862)	3,937	480,107	44,414	16,655
Mirova Global Green Bond Fund, Class N	411,402	110,847	63,199	(8,788)	19,924	470,186	55,381	10,189
Mirova International Sustainable Equity Fund, Class N	180,108	47,563	41,249	520	5,195	192,137	16,214	2,555
	$1,497,762	$457,932	$249,802	$(21,623)	$32,952	$1,717,221	175,511	$48,745

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
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Notes to Financial Statements (continued)
January 31, 2024

Sustainable Future 2025 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$587,917	$392,734	$178,024	$(7,790)	$(1,154)	$793,683	82,162	$25,573
Loomis Sayles Limited Term Government and Agency Fund, Class N	742,987	435,761	225,070	(1,598)	5,758	957,838	88,607	31,556
Mirova Global Green Bond Fund, Class N	800,515	447,254	240,243	(2,370)	26,212	1,031,368	121,480	21,926
Mirova International Sustainable Equity Fund, Class N	427,948	216,873	131,303	22,868	(537)	535,849	45,219	6,876
	$2,559,367	$1,492,622	$774,640	$11,110	$30,279	$3,318,738	337,468	$85,931

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2030 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$748,991	$320,770	$159,213	$(6,564)	$(9,405)	$894,579	92,607	$32,348
Loomis Sayles Limited Term Government and Agency Fund, Class N	908,094	370,143	214,495	(536)	3,820	1,067,026	98,707	38,955
Mirova Global Green Bond Fund, Class N	1,193,966	441,643	257,508	(1,641)	32,229	1,408,689	165,923	32,322
Mirova International Sustainable Equity Fund, Class N	856,643	200,627	110,866	13,026	15,454	974,884	82,269	13,637
	$3,707,694	$1,333,183	$742,082	$4,285	$42,098	$4,345,178	439,506	$117,262

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
151 |

Notes to Financial Statements (continued)
January 31, 2024

Sustainable Future 2035 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$751,572	$249,503	$100,070	$(7,957)	$(6,794)	$886,254	91,745	$30,760
Loomis Sayles Limited Term Government and Agency Fund, Class N	767,746	263,501	121,021	(2,373)	5,167	913,020	84,460	32,041
Mirova Global Green Bond Fund, Class N	918,382	306,940	144,029	(8,906)	33,127	1,105,514	130,214	23,683
Mirova International Sustainable Equity Fund, Class N	1,098,293	265,480	151,523	15,328	24,756	1,252,334	105,682	16,419
	$3,535,993	$1,085,424	$516,643	$(3,908)	$56,256	$4,157,122	412,101	$102,903

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2040 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$536,055	$345,452	$101,706	$(5,049)	$(4,151)	$770,601	79,773	$24,880
Loomis Sayles Limited Term Government and Agency Fund, Class N	421,960	278,314	87,564	(576)	3,528	615,662	56,953	20,010
Mirova Global Green Bond Fund, Class N	615,246	363,069	112,489	(2,962)	22,652	885,516	104,301	19,654
Mirova International Sustainable Equity Fund, Class N	1,086,659	525,837	143,181	21,477	25,846	1,516,638	127,986	19,869
	$2,659,920	$1,512,672	$444,940	$12,890	$47,875	$3,788,417	369,013	$84,413

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
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Notes to Financial Statements (continued)
January 31, 2024

Sustainable Future 2045 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$356,319	$238,426	$100,390	$(8,930)	$1,774	$487,199	50,434	$16,219
Loomis Sayles Limited Term Government and Agency Fund, Class N	236,576	158,615	68,837	(2,621)	3,916	327,649	30,310	10,958
Mirova Global Green Bond Fund, Class N	499,659	298,727	142,458	(8,330)	23,119	670,717	79,001	14,305
Mirova International Sustainable Equity Fund, Class N	1,160,627	528,740	217,217	17,454	29,424	1,519,028	128,188	19,401
	$2,253,181	$1,224,508	$528,902	$(2,427)	$58,233	$3,004,593	287,933	$60,883

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2050 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$125,046	$123,602	$30,138	$(2,722)	$(155)	$215,633	22,322	$6,798
Mirova Global Green Bond Fund, Class N	191,428	169,244	47,392	(2,905)	9,582	319,957	37,687	6,762
Mirova International Sustainable Equity Fund, Class N	1,119,712	606,385	102,837	11,397	35,565	1,670,222	140,947	20,939
	$1,436,186	$899,231	$180,367	$5,770	$44,992	$2,205,812	200,956	$34,499

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
153 |

Notes to Financial Statements (continued)
January 31, 2024

Sustainable Future 2055 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$13,060	$2,200	$(21)	$(123)	$10,716	1,109	$357
Mirova Global Green Bond Fund, Class N	163,690	119,273	50,083	(4,954)	10,166	238,092	28,044	5,076
Mirova International Sustainable Equity Fund, Class N	985,044	567,191	171,480	10,414	24,577	1,415,746	119,472	18,152
	$1,148,734	$699,524	$223,763	$5,439	$34,620	$1,664,554	148,625	$23,585

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2060 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$115,433	$113,066	$38,331	$(1,777)	$6,107	$194,498	22,909	$4,077
Mirova International Sustainable Equity Fund, Class N	692,718	558,628	124,579	9,613	23,831	1,160,211	97,908	14,479
	$808,151	$671,694	$162,910	$7,836	$29,938	$1,354,709	120,817	$18,556

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2065 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of January 31, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$39,714	$13,527	$5,085	$(1,133)	$2,080	$49,103	5,784	$1,060
Mirova International Sustainable Equity Fund, Class N	251,068	42,620	8,764	(1,086)	9,761	293,599	24,776	3,854
	$290,782	$56,147	$13,849	$(2,219)	$11,841	$342,702	30,560	$4,914

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Financial statements of Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund, Mirova Global Green Bond Fund and Mirova International Sustainable Equity Fund are available, without charge, on the Funds’ website at im.natixis.com.
g. Acquired Fund Fees and Expenses. Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.
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Notes to Financial Statements (continued)
January 31, 2024
6.Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.
Prior to April 6, 2023, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate did not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended January 31, 2024, Sustainable Future 2045 Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $1,600,000 at a weighted average interest rate of 6.43%. Interest expense incurred on the line of credit was $572.
7.Payable to Custodian Bank. The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts may bear interest at a rate per annum periodically determined by State Street Bank. As of January 31, 2024, the Funds had payables to the custodian bank for overdrafts, as follows:
Fund	Payable to Custodian Bank
Sustainable Future 2025 Fund	$46,049
Sustainable Future 2045 Fund	749
Sustainable Future 2055 Fund	6,151
Sustainable Future 2060 Fund	692
8.Risk. A Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. A Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
9.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of January 31, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on
155 |

Notes to Financial Statements (continued)
January 31, 2024
accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Sustainable Future 2015 Fund	5	86.66%
Sustainable Future 2020 Fund	4	51.83%
Sustainable Future 2025 Fund	4	28.37%
Sustainable Future 2030 Fund	2	20.77%
Sustainable Future 2035 Fund	4	33.56%
Sustainable Future 2040 Fund	2	11.53%
Sustainable Future 2045 Fund	2	11.92%
Sustainable Future 2050 Fund	2	12.74%
Sustainable Future 2055 Fund	2	12.40%
Sustainable Future 2060 Fund	3	21.08%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
10.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:
Sustainable Future 2015 Fund
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	71,010	$624,594	139,960	$1,187,847
Issued in connection with the reinvestment of distributions	20,604	185,130	26,994	230,294
Redeemed	(83,914)	(720,682)	(35,013)	(311,095)
Increase from capital share transactions	7,700	$89,042	131,941	$1,107,046

Sustainable Future 2020 Fund
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	112,223	$945,215	350,454	$2,992,322
Issued in connection with the reinvestment of distributions	11,726	102,716	28,136	231,829
Redeemed	(103,646)	(858,963)	(334,574)	(2,876,059)
Increase from capital share transactions	20,303	$188,968	44,016	$348,092
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Notes to Financial Statements (continued)
January 31, 2024
10.Capital Shares (continued).

Sustainable Future 2025 Fund
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	459,876	$4,686,582	445,043	$4,311,441
Issued in connection with the reinvestment of distributions	23,742	250,449	29,762	294,599
Redeemed	(325,146)	(3,356,739)	(576,283)	(5,870,891)
Increase (decrease) from capital share transactions	158,472	$1,580,292	(101,478)	$(1,264,851)

Sustainable Future 2030 Fund
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	467,883	$5,177,926	594,523	$6,386,317
Issued in connection with the reinvestment of distributions	41,899	479,152	77,985	822,331
Redeemed	(400,071)	(4,413,705)	(523,893)	(5,565,077)
Increase from capital share transactions	109,711	$1,243,373	148,615	$1,643,571

Sustainable Future 2035 Fund
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	446,766	$4,902,869	671,810	$7,037,782
Issued in connection with the reinvestment of distributions	71,604	806,536	67,515	719,460
Redeemed	(373,199)	(4,108,323)	(267,401)	(2,779,480)
Increase from capital share transactions	145,171	$1,601,082	471,924	$4,977,762

Sustainable Future 2040 Fund
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	770,189	$8,498,170	662,559	$6,770,668
Issued in connection with the reinvestment of distributions	53,476	612,872	55,789	582,231
Redeemed	(416,053)	(4,607,415)	(235,533)	(2,410,520)
Increase from capital share transactions	407,612	$4,503,627	482,815	$4,942,379
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Notes to Financial Statements (continued)
January 31, 2024
10.Capital Shares (continued).

Sustainable Future 2045 Fund
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	673,246	$7,733,360	471,687	$5,108,149
Issued in connection with the reinvestment of distributions	58,720	699,932	52,309	570,472
Redeemed	(435,268)	(5,029,982)	(143,258)	(1,568,971)
Increase from capital share transactions	296,698	$3,403,310	380,738	$4,109,650

Sustainable Future 2050 Fund
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	668,914	$7,559,556	507,319	$5,353,485
Issued in connection with the reinvestment of distributions	50,674	595,813	46,503	498,627
Redeemed	(265,151)	(2,992,092)	(193,651)	(2,032,878)
Increase from capital share transactions	454,437	$5,163,277	360,171	$3,819,234

Sustainable Future 2055 Fund
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	656,250	$7,305,146	431,048	$4,474,126
Issued in connection with the reinvestment of distributions	44,207	514,313	32,253	342,480
Redeemed	(383,165)	(4,234,651)	(121,648)	(1,248,921)
Increase from capital share transactions	317,292	$3,584,808	341,653	$3,567,685

Sustainable Future 2060 Fund
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	611,448	$6,651,085	386,058	$3,970,864
Issued in connection with the reinvestment of distributions	33,213	378,000	26,363	272,396
Redeemed	(277,853)	(3,011,857)	(151,010)	(1,528,897)
Increase from capital share transactions	366,808	$4,017,228	261,411	$2,714,363
| 158

Notes to Financial Statements (continued)
January 31, 2024
10.Capital Shares (continued).

Sustainable Future 2065 Fund
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	25,918	$243,224	9,277	$77,896
Issued in connection with the reinvestment of distributions	357	3,522	123	986
Redeemed	(1,371)	(12,278)	(1,836)	(15,021)
Increase from capital share transactions	24,904	$234,468	7,564	$63,861
159 |

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Natixis Funds Trust IV and Shareholders of Natixis Sustainable Future 2015 Fund®, Natixis Sustainable Future 2020 Fund®, Natixis Sustainable Future 2025 Fund®, Natixis Sustainable Future 2030 Fund®, Natixis Sustainable Future 2035 Fund®, Natixis Sustainable Future 2040 Fund®, Natixis Sustainable Future 2045 Fund®, Natixis Sustainable Future 2050 Fund®, Natixis Sustainable Future 2055 Fund®, Natixis Sustainable Future 2060 Fund® and Natixis Sustainable Future 2065 Fund®
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Natixis Sustainable Future 2015 Fund®, Natixis Sustainable Future 2020 Fund®, Natixis Sustainable Future 2025 Fund®, Natixis Sustainable Future 2030 Fund®, Natixis Sustainable Future 2035 Fund®, Natixis Sustainable Future 2040 Fund®, Natixis Sustainable Future 2045 Fund®, Natixis Sustainable Future 2050 Fund®, Natixis Sustainable Future 2055 Fund®, Natixis Sustainable Future 2060 Fund® and Natixis Sustainable Future 2065 Fund® (eleven of the funds constituting Natixis Funds Trust IV, hereafter collectively referred to as the "Funds") as of January 31, 2024, the related statements of operations for the year ended January 31, 2024, the statements of changes in net assets for each of the two years in the period ended January 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
March 22, 2024
We have served as the auditor of one or more of the investment companies in the Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
| 160

2024 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the year ended January 31, 2024, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
Sustainable Future 2015 Fund	9.87%
Sustainable Future 2020 Fund	15.04%
Sustainable Future 2025 Fund	13.62%
Sustainable Future 2030 Fund	17.75%
Sustainable Future 2035 Fund	20.33%
Sustainable Future 2040 Fund	23.46%
Sustainable Future 2045 Fund	25.31%
Sustainable Future 2050 Fund	27.70%
Sustainable Future 2055 Fund	28.55%
Sustainable Future 2060 Fund	27.90%
Sustainable Future 2065 Fund	53.23%
Qualified Dividend Income. For the calendar year ended January 31, 2024, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2023, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:
Fund	Qualifying Percentage
Sustainable Future 2015 Fund	11.26%
Sustainable Future 2020 Fund	16.30%
Sustainable Future 2025 Fund	16.96%
Sustainable Future 2030 Fund	22.61%
Sustainable Future 2035 Fund	24.70%
Sustainable Future 2040 Fund	31.09%
Sustainable Future 2045 Fund	32.87%
Sustainable Future 2050 Fund	37.01%
Sustainable Future 2055 Fund	38.68%
Sustainable Future 2060 Fund	39.08%
Sustainable Future 2065 Fund	54.86%
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the year ended January 31, 2024.
Fund	Amount
Sustainable Future 2015 Fund	$30,518
Sustainable Future 2025 Fund	34,548
Sustainable Future 2030 Fund	109,780
Sustainable Future 2035 Fund	391,065
Sustainable Future 2040 Fund	240,224
Sustainable Future 2045 Fund	360,324
Sustainable Future 2050 Fund	295,426
Sustainable Future 2055 Fund	267,060
Sustainable Future 2060 Fund	193,069
161 |

Trustee and Officer Information
The tables below provide certain information regarding the Trustees and officers of Natixis Funds Trust IV (the "Trust"). Unless otherwise indicated, the address of all persons below is 888 Boylston Street, Suite 800, Boston, MA 02199-8197. The Funds' Statements of Additional Information include additional information about the Trustees of the Trust and are available by calling Natixis Funds at 800-225-5478.
Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2]and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
Independent Trustees
Edmond J. English (1953)	Trustee since 2013 Contract Review Committee Member	Executive Chairman of Bob’s Discount Furniture (retail)	51 Director, Burlington Stores, Inc. (retail); Director, Rue La La (e-commerce retail)	Significant experience on the Board and on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)
Richard A. Goglia (1951)	Trustee since 2015 Chairperson of the Audit Committee	Retired	51 Formerly, Director of Triumph Group (aerospace industry)	Significant experience on the Board and executive experience (including his role as Vice President and treasurer of a defense company and experience at a financial services company)
Martin T. Meehan (1956)	Trustee since 2012 Chairperson of the Governance Committee and Contract Review Committee Member	President, University of Massachusetts	51 None
Significant experience
on the Board and on the
boards of other business
organizations;
experience as President
of the University of
Massachusetts;
government experience
(including as a member
of the U.S. House of
Representatives);
academic experience

Maureen B. Mitchell (1951)	Trustee since 2017 Chairperson of the Contract Review Committee	Retired	51 Director, Sterling Bancorp (bank)	Significant experience on the Board; financial services industry and executive experience (including role as President of global sales and marketing at a financial services company)
| 162

Trustee and Officer Information
Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2]and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
Independent Trustees − continued
James P. Palermo (1955)	Trustee since 2016 Audit Committee Member and Governance Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); formerly, Partner, STEP Partners, LLC (private equity)	51 Director, Candidly (chemicals and biofuels)
Significant experience
on the Board; financial
services industry and
executive experience
(including roles as Chief
Executive Officer of
client management and
asset servicing for a
banking and financial
services company)

Erik R. Sirri (1958)	Chairperson of the Board of Trustees since 2021 Trustee since 2009 Ex Officio member of the Audit Committee, Contract Review Committee and Governance Committee	Retired; formerly, Professor of Finance at Babson College	51 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist
Peter J. Smail (1952)	Trustee since 2009 Contract Review Committee Member	Retired	51 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as President and Chief Executive Officer for an investment adviser)
163 |

Trustee and Officer Information
Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2]and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
Independent Trustees − continued
Kirk A. Sykes (1958)	Trustee since 2019 Audit Committee Member and Governance Committee Member
Managing Director of
Accordia Partners, LLC
(real estate
development); President
of Primary Corporation
(real estate
development);
Managing Principal of
Merrick Capital
Partners (infrastructure
finance)

51
Advisor/Risk
Management
Committee, Eastern
Bank (bank); Director,
Apartment Investment
and Management
Company (real estate
investment trust);
formerly, Director, Ares
Commercial Real Estate
Corporation (real estate
investment trust)
Experience on the Board and experience on the boards of other business organizations (including real estate companies and banks)
Cynthia L. Walker (1956)	Trustee since 2005 Audit Committee and Governance Committee Member	Retired; formerly, Deputy Dean for Finance and Administration, Yale University School of Medicine	51 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)
Interested Trustees
Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Chairman of the Board of Directors, Loomis, Sayles & Company, L.P.	51 None	Significant experience on the Board; continuing service as President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.
David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer of Natixis Funds Trust IV since 2008	President and Chief Executive Officer, Natixis Advisors, LLC and Natixis Distribution, LLC	51 None	Significant experience on the Board; experience as President and Chief Executive Officer of Natixis Advisors, LLC and Natixis Distribution, LLC

[1]	Each Trustee serves until retirement, resignation, or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.
[2]
The Trustees of the Trust serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV,
Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Natixis ETF Trust, and Natixis ETF Trust II (collectively, the “Fund Complex”).

[3]
Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust:  President, Chief
Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

[4]
Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust:  President and Chief
Executive Officer, Natixis Advisors, LLC and Natixis Distribution, LLC.

| 164

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]
Officers of the Trust
Matthew J. Block (1981)	Treasurer, Principal Financial and Accounting Officer	Since 2022	Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; formerly, Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; Assistant Treasurer of the Fund Complex
Susan McWhan Tobin (1963)	Secretary and Chief Legal Officer	Since 2022
Executive Vice President,
General Counsel and
Secretary, Natixis
Advisors, LLC and Natixis
Distribution, LLC; formerly,
Executive Vice President and
Chief Compliance Officer of
Natixis Investment Managers
(March 2019 – May 2022)
and Senior Vice President and
Head of Compliance, U.S. for
Natixis Investment Managers
(July 2011 – March 2019)

Natalie R. Wagner (1979)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since 2021	Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; formerly, Vice President, Head of Corporate Compliance, Global Atlantic Financial Group

[1]
Each officer of the Trust serves for an indefinite term in accordance with the Trust's current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]
Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis
Distribution, LLC, Natixis Advisors, LLC or Loomis, Sayles & Company, L.P. are omitted, if not materially different from an officer’s current position with such entity.

165 |

This Page Intentionally Left Blank

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp 3/31/25
5521317.2.1
NSFF58A-0124
This page not part of shareholder report

(b)	Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Kirk A. Sykes and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2/1/22- 1/31/23	2/1/23- 1/31/24	2/1/22- 1/31/23	2/1/23- 1/31/24	2/1/22- 1/31/23	2/1/23- 1/31/24	2/1/22- 1/31/23	2/1/23- 1/31/24
Natixis Funds Trust IV	$352,861	$363,452	$42	$48	$83,504	$86,008	$—	$—

1.	Audit-related fees consist of:

2023 & 2024 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2023 & 2024 – review of Registrant’s tax returns.

Aggregate fees billed to the Registrant for non-audit services during 2023 and 2024 were $83,546 and $86,056, respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P (“AEW”), Natixis Advisors, LLC (“Natixis Advisors”), and entities controlling, controlled by or under common control with AEW and Natixis Advisors (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2/1/22- 1/31/23	2/1/23- 1/31/24	2/1/22- 1/31/23	2/1/23- 1/31/24	2/1/22- 1/31/23	2/1/23- 1/31/24
Control Affiliates	$—	$—	$28,621	$17,898	$50,000	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW, Natixis Advisors, and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	2/1/22-1/31/23	2/1/23-1/31/24
Control Affiliates	$428,851	$382,543

None of the services described above were approved pursuant to paragraph (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a) (1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).

(a) (2)

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-2(a)], filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002, filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	March 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	March 22, 2024

By:	/s/ Matthew Block
Name:	Matthew Block
Title:	Treasurer and Principal Financial and
Accounting Officer

Date:	March 22, 2024